UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

•	BlackRock Short Maturity Bond ETF | NEAR | Cboe BZX

•	BlackRock Short Maturity Municipal Bond ETF | MEAR | Cboe BZX

•	BlackRock Ultra Short-Term Bond ETF | ICSH | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	28.85%	45.98%
U.S. small cap equities (Russell 2000® Index)	48.06	74.91
International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88
Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	BlackRock Short Maturity Bond ETF

Investment Objective

The BlackRock Short Maturity Bond ETF (the “Fund”) (formerly the iShares Short Maturity Bond ETF) seeks to maximize current income by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed income securities and maintain a weighted average maturity that is less than three years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.57%	2.95%	1.87%	1.53%	2.95%	9.70%	12.21%
Fund Market	0.57	3.16	1.86	1.52	3.16	9.63	12.18
Bloomberg Barclays Short-Term Government/Corporate Index	0.12	0.40	1.50	1.09	0.40	7.74	8.62

The inception date of the Fund was 9/25/13. The first day of secondary market trading was 9/26/13.

The Bloomberg Barclays Short-Term Government/Corporate Index is an unmanaged index that measures the performance of government and corporate securities with less than 1 year remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,005.70	$ 1.24		$ 1,000.00	$ 1,023.60	$ 1.25		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

Corporate Bonds & Notes	62.6%
Asset-Backed Securities	17.5
Collaterized Mortgage Obligations	7.2
Commercial Paper	7.0
Certificates of Deposit	3.0
Repurchase Agreements	2.7

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	17.0%
Aa	3.0
A	25.8
Baa	29.9
Ba	3.3
P-1	5.2
P-2	5.0
P-3	1.2
Not Rated	9.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	BlackRock Short Maturity Municipal Bond ETF

Investment Objective

The BlackRock Short Maturity Municipal Bond ETF (the “Fund”) (formerly the iShares Short Maturity Municipal Bond ETF) seeks to maximize tax-free current income by investing, under normal circumstances, at least 80% of its net assets in municipal securities such that the interest on each bond is exempt from U.S. federal income taxes and the federal alternative minimum tax. Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be 1.2 years or less, as calculated by the management team, and is not expected to exceed 1.5 years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns				Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.27%	1.41%	1.18%	1.10%	1.41%	6.04%	6.97%
Fund Market	0.27	1.32	1.18	1.10	1.32	6.05	6.99
Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index	0.49	1.75	1.40	1.27	1.75	7.20	8.08

The inception date of the Fund was 3/3/15. The first day of secondary market trading was 3/5/15.

The Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,002.70	$ 1.24		$ 1,000.00	$ 1,023.60	$ 1.25		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)

AA+	0.5%
AA	1.4
AA-	3.3
A+	4.3
A	30.4
A-	4.9
BBB+	2.3
BBB	10.4
BB+	0.8
Not Rated	41.7

TEN LARGEST STATES

State	Percent of Total Investments	(a)

New Jersey	24.4%
Texas	11.5
Georgia	10.2
New York	8.8
Pennsylvania	7.8
Connecticut	3.9
Iowa	3.4
District of Columbia	3.2
Alabama	3.2
California	3.2

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2021	BlackRock Ultra Short-Term Bond ETF

Investment Objective

The BlackRock Ultra Short-Term Bond ETF (the “Fund”) (formerly the iShares Ultra Short-Term Bond ETF) seeks to provide current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed- and floating-rate debt securities and maintain a dollar-weighted average maturity that is less than 180 days. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns				Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.19%	1.13%	1.89%	1.42%	1.13%	9.80%	10.96%
Fund Market	0.25	1.15	1.89	1.43	1.15	9.80	11.02
ICE BofA US 6-Month Treasury Bill Index	0.09	0.16	1.38	1.02	0.16	7.11	7.80

The inception date of the Fund was 12/11/13. The first day of secondary market trading was 12/13/13.

On 3/1/2021 the Fund began referencing the 4pm pricing variant of the ICE BofA US 6-Month Treasury Bill Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE BofA US 6-Month Treasury Bill Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA US 6-Month Treasury Bill Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,001.90	$ 0.40		$ 1,000.00	$ 1,024.40	$ 0.40		0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

Corporate Bonds & Notes	38.3%
Commercial Paper	37.0
Certificates of Deposit	16.7
Repurchase Agreements	4.2
Municipal Debt Obligations	2.7
Asset-Backed Securities	1.1

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	0.4%
Aa	9.9
A	20.1
Baa	8.6
P-1	37.3
P-2	20.1
Not Rated	3.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) April 30, 2021	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

Adams Mill CLO Ltd., Series 2014-1A, Class A2R, 1.34%, 07/15/26 (Call 07/15/21),
(3 mo. LIBOR US + 1.100%)(a)(b)	$1,120	$1,119,719
ALM VII Ltd., Series 2012-7A, Class A1A2, 1.41%, 07/15/29 (Call 07/15/21),
(3 mo. LIBOR US + 1.170%)(a)(b)	9,000	8,995,865
American Express Credit Account Master Trust, Series 2018-9, Class A, 0.49%, 04/15/26,
(1 mo. LIBOR US + 0.380%)(b)	17,650	17,744,290
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class A2B, 0.46%, 03/20/23 (Call 10/18/23), (1 mo. LIBOR US + 0.350%)(b)	2,568	2,569,269
Series 2021-1, Class A2, 0.28%, 06/18/24
(Call 09/18/24)	15,490	15,489,365
AmeriCredit Automobile Receivables Trust 2020-2, Series 2020-2, Class A2B, 0.46%, 12/18/23 (Call 01/18/24),
(1 mo. LIBOR US + 0.350%)(b)	5,983	5,990,843
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, 1.27%, 01/28/31 (Call 07/28/21),
(3 mo. LIBOR US + 1.050%)(a)(b)	4,500	4,500,000
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, 1.31%, 01/28/31 (Call 07/28/21),
(3 mo. LIBOR US + 1.090%)(a)(b)	13,240	13,242,870
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class AR, 1.22%, 07/28/28 (Call 07/28/21),
(3 mo. LIBOR US + 1.000%)(a)(b)	5,103	5,099,151
ASSURANT CLO Ltd., Series 2018-2A, Class A, 1.00%, 04/20/31 (Call 07/20/21),
(3 mo. LIBOR US + 1.040%)(a)(b)	250	250,078
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, 1.05%, 11/17/27 (Call 05/17/21),
(3 mo. LIBOR US + 0.830%)(a)(b)	11,020	11,016,942
Atrium XIII, Series 13A, Class A1, 1.40%, 11/21/30
(Call 07/23/21), (3 mo. LIBOR US + 1.180%)(a)(b)	2,500	2,500,016
Benefit Street Partners CLO III Ltd., Series 2013-IIIA,
Class A1R2, 1.18%, 07/20/29,
(3 mo. LIBOR US + 1.000%)(a)(b)	500	500,000
Benefit Street Partners Clo XII Ltd., Series 2017-12A,
Class A1, 1.49%, 10/15/30 (Call 07/15/21),
(3 mo. LIBOR US + 1.250%)(a)(b)	1,678	1,677,622
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, 1.23%, 11/20/28 (Call 05/20/21),
(3 mo. LIBOR US + 1.050%)(a)(b)	2,908	2,907,967
Carlyle C17 CLO Ltd., 1.24%, 04/30/31 (Call 04/30/21),
(3 mo. LIBOR US + 1.030%)(a)(b)	1,000	996,416
Carlyle Global Market Strategies CLO Ltd.
Series 2013-2A, Class AR, 1.11%, 01/18/29
(Call 07/18/21), (3 mo. LIBOR US + 0.890%)(a)(b)	3,906	3,890,945
Series 2014-1A, Class A1R2, 1.19%, 04/17/31 (Call 07/17/21), (3 mo. LIBOR US + 0.970%)(a)(b)	5,234	5,204,231
CarMax Auto Owner Trust, Series 2021-2, Class A2A, 0.27%, 06/17/24 (Call 03/15/25)	14,340	14,341,187
Chesapeake Funding II LLC, Series 2020-1A, Class A2, 0.76%, 08/16/32, (1 mo. LIBOR US + 0.650%)(a)(b)	11,067	11,129,391
CIFC Funding Ltd.
Series 2014-2RA, Class A1, 1.23%, 04/24/30 (Call 07/24/21), (3 mo. LIBOR US + 1.050%)(a)(b)	250	250,169
Series 2015-2A, Class AR2, 1.25%, 04/15/30 (Call 07/15/21), (3 mo. LIBOR US + 1.010%)(a)(b)(c)	17,000	17,018,700

Security	Par (000)	Value

Series 2017-2A, Class A, 1.46%, 04/20/30
(Call 07/20/21), (3 mo. LIBOR US + 1.240%)(a)(b)	$6,375	$6,371,547
Series 2018-2A, Class A1, 1.26%, 04/20/31
(Call 07/20/21), (3 mo. LIBOR US + 1.040%)(a)(b)	1,250	1,250,938
Citibank Credit Card Issuance Trust, Series 2019-A5, Class A5, 0.73%, 04/22/26, (1 mo. LIBOR + 0.620%)(b)	40,505	41,075,108
College Ave Student Loans LLC, Series 2021-A, Class A1, 1.00%, 07/25/51 (Call 02/25/32),
(1 mo. LIBOR US + 1.100%)(a)(b)	338	339,661
Credit Acceptance Auto Loan Trust, Series 2019-1A,
Class A, 3.33%, 02/15/28(a)	4,575	4,626,569
Donlen Fleet Lease Funding 2 LLC, Series 2021-2,
Class A2, 0.56%, 12/11/34(a)	14,030	14,028,597
Drive Auto Receivables Trust
Series 2019-4, Class A3, 2.16%, 05/15/23
(Call 03/15/23)	413	413,742
Series 2021-1, Class A3, 0.44%, 11/15/24
(Call 11/15/24)	9,070	9,078,351
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, 1.14%, 07/18/30, (3 mo. LIBOR US + 0.95%)(a)(b)	10,750	10,750,000
Dryden XXVI Senior Loan Fund, Series 2013-26A,
Class AR, 1.14%, 04/15/29 (Call 07/15/21),
(3 mo. LIBOR US + 0.900%)(a)(b)	16,350	16,300,499
Elevation CLO Ltd., Series 2014-2A, Class A1R, 1.41%, 10/15/29 (Call 07/15/21),
(3 mo. LIBOR US + 1.230%)(a)(b)	500	500,123
Enterprise Fleet Funding LLC, Series 2021-1, Class A2, 0.44%, 12/21/26(a)	12,780	12,775,535
Ford Credit Floorplan Master Owner Trust, Series 2019-1,
Class A, 2.84%, 03/15/24	26,550	27,150,208
Ford Credit Floorplan Master Owner Trust A, Series 2019-3, Class A2, 0.71%, 09/15/24,
(1 mo. LIBOR US + 0.600%)(b)	59,321	59,718,172
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A2, 0.27%, 06/17/24 (Call 02/16/25)	16,990	16,997,042
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A,
Class AR2, 1.32%, 10/29/29 (Call 07/29/21),
(3 mo. LIBOR US + 1.110%)(a)(b)	16,680	16,679,995
Halcyon Loan Advisors Funding Ltd., Series 2015-2A,
Class AR, 1.30%, 07/25/27 (Call 07/25/21),
(3 mo. LIBOR US + 1.080%)(a)(b)	3,186	3,186,250
Highbridge Loan Management, Series 3A-2014,
Class A1R, 1.37%, 07/18/29 (Call 07/18/21),
(3 mo. LIBOR US + 1.18%)(a)(b)	1,100	1,099,188
HPS Loan Management 10-2016 Ltd., Series 10A-16,
Class A1R, 1.33%, 01/20/28 (Call 07/20/21),
(3 mo. LIBOR US + 1.140%)(a)(b)	16,727	16,735,287
John Deere Owner Trust, Series 2020-B, Class A2, 0.41%, 03/15/23 (Call 11/15/23)	13,443	13,450,607
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, 1.24%, 05/15/28 (Call 05/15/21),
(1 mo. LIBOR US + 1.130%)(a)(b)	3,271	3,271,471
Madison Park Funding X Ltd., Series 2012-10A,
Class AR3, 1.21%, 01/20/29 (Call 10/20/21),
(3 mo. LIBOR US + 1.010%)(a)(b)	6,173	6,174,312
Madison Park Funding XIII Ltd., Series 2014-13A,
Class AR2, 1.14%, 04/19/30 (Call 07/19/21),
(3 mo. LIBOR US + 0.950%)(a)(b)	4,000	3,989,021

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Madison Park Funding XXIII Ltd., Series 2017-23A,
Class A, 1.42%, 07/27/30 (Call 07/27/21),
(3 mo. LIBOR US + 1.210%)(a)(b)	$5,200	$5,200,104
Marathon CRE Ltd., Series 2018-FL1, Class A, 1.27%, 06/15/28 (Call 05/11/21),
(1 mo. LIBOR US + 1.150%)(a)(b)	5,987	5,986,307
Mercedes-Benz Master Owner Trust, Series 2019-AA,
Class A, 0.46%, 05/15/23,
(1 mo. LIBOR US + 0.350%)(a)(b)	1,890	1,890,287
Navient Private Education Loan Trust
Series 2017-A, Class A2B, 1.01%, 12/16/58 (Call 04/15/28), (1 mo. LIBOR US + 0.900%)(a)(b)	998	998,435
Series 2020-IA, Class A1B, 1.11%, 04/15/69 (Call 07/15/30), (1 mo. LIBOR US + 1.000%)(a)(b)	9,008	9,040,703
Navient Private Education Refi Loan Trust
Series 2020-A, Class A1, 0.46%, 11/15/68 (Call 09/15/29), (1 mo. LIBOR US + 0.350%)(a)(b)	3,851	3,850,856
Series 2021-BA, Class A, 0.94%, 07/15/69(a)	9,860	9,872,221
Neuberger Berman CLO Ltd., Series 2013-14A,
Class AR2, 1.00%, 01/28/30(a)	500	500,400
Nissan Master Owner Trust Receivables
Series 2019-A, Class A, 0.67%, 02/15/24,
(1 mo. LIBOR US + 0.560%)(b)	23,950	24,040,521
Series 2019-B, Class A, 0.54%, 11/15/23,
(1 mo. LIBOR US + 0.430%)(b)	24,000	24,046,658
NLY Commercial Mortgage Trust, Series 2019-FL2,
Class A, 1.41%, 02/15/36 (Call 05/15/21),
(1 mo. LIBOR US + 1.300%)(a)(b)	5,291	5,291,237
OCP CLO Ltd., Series 2016-12A, Class A1R, 1.31%, 10/18/28 (Call 07/18/21),
(3 mo. LIBOR US + 1.120%)(a)(b)	17,056	17,055,782
OneMain Financial Issuance Trust, Series 2016-3A,
Class A, 3.83%, 06/18/31 (Call 05/18/21)(a)	1,700	1,715,250
OZLM XIV Ltd., Series 2015-14A, Class A1AR, 1.40%, 01/15/29 (Call 07/15/21),
(3 mo. LIBOR US + 1.160%)(a)(b)	6,720	6,710,346
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1, 1.09%, 11/15/26 (Call 05/15/21), (3 mo. LIBOR US + 0.900%)(a)(b)	5,850	5,837,671
Series 2018-5A, Class A1, 1.04%, 01/20/27 (Call 07/20/21), (3 mo. LIBOR US + 0.850%)(a)(b)	6,995	6,999,113
PFS Financing Corp.
Series 2019-A, Class A1, 0.66%, 04/15/24, (1 mo. LIBOR US + 0.550%)(a)(b)	40,000	40,055,792
Series 2019-B, Class A, 0.66%, 09/15/23, (1 mo. LIBOR US + 0.550%)(a)(b)	14,650	14,669,318
Series 2020-F, Class A, 0.93%, 08/15/24(a)	3,274	3,291,018
Pikes Peak CLO 1, Series 2018-1A, Class A, 1.00%, 07/24/31 (Call 07/24/21),
(3 mo. LIBOR US + 1.180%)(a)(b)	1,500	1,501,275
Regatta VI Funding Ltd., Series 2016-1A, Class AR, 1.30%, 07/20/28 (Call 07/20/21),
(3 mo. LIBOR US + 1.080%)(a)(b)	8,692	8,692,280
Santander Drive Auto Receivables Trust
Series 2020-2, Class A2B, 0.46%, 05/15/23 (Call 08/15/23), (1 mo. LIBOR US + 0.350%)(b)	2,471	2,471,807
Series 2020-4, Class A3, 0.48%, 07/15/24 (Call 12/15/24)	6,225	6,238,119
Series 2021-1, Class A3, 0.32%, 09/16/24 (Call 01/15/25)	19,870	19,867,898

Security	Par (000)	Value

Santander Retail Auto Lease Trust, Series 2019-B, Class A2B, 0.48%, 04/20/22 (Call 10/20/22), (1 mo. LIBOR US + 0.360%)(a)(b)	$2,539	$2,540,099
Shackleton CLO Ltd., Series 2016-9A, Class AR, 1.32%, 10/20/28 (Call 07/20/21),
(3 mo. LIBOR US + 1.130%)(a)(b)	861	860,687
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 0.62%, 06/15/33
(Call 09/15/21), (3 mo. LIBOR US + 0.400%)(b)	4,939	4,896,516
Series 2004-B, Class A3, 0.55%, 03/15/24
(Call 06/15/24), (3 mo. LIBOR US + 0.330%)(b)	7,281	7,268,026
Series 2005-A, Class A4, 0.53%, 12/15/38
(Call 09/15/27), (3 mo. LIBOR US + 0.310%)(b)	9,414	9,282,899
Series 2005-B, Class A4, 0.55%, 06/15/39
(Call 12/15/26), (3 mo. LIBOR US + 0.330%)(b)	6,530	6,399,906
Series 2006-A, Class A5, 0.51%, 06/15/39
(Call 06/15/28), (3 mo. LIBOR US + 0.290%)(b)	14,230	13,912,335
Series 2006-B, Class A5, 0.46%, 12/15/39
(Call 09/15/27), (3 mo. LIBOR US + 0.270%)(b)	10,187	9,982,895
SLM Student Loan Trust, Series 2011-2, Class A1, 0.71%, 11/25/27 (Call 07/25/32),
(1 mo. LIBOR US + 0.600%)(b)	73	72,761
SMB Private Education Loan Trust
Series 2015-A, Class A2A, 2.49%, 06/15/27
(Call 01/15/28)(a)	2,455	2,477,852
Series 2017-A, Class A2B, 1.01%, 09/15/34,
(1 mo. LIBOR US + 0.900%)(a)(b)	16,852	16,968,163
Series 2020-A, Class A1, 0.41%, 03/15/27,
(1 mo. LIBOR US + 0.300%)(a)(b)	3,997	3,996,565
SoFi Professional Loan Program LLC, Series 16-C, Class A1, 1.21%, 10/27/36 (Call 08/25/23),
(1 mo. LIBOR US + 1.100%)(a)(b)	964	967,909
Sound Point Clo XV Ltd., Series 2017-1A, Class ARR, 1.09%, 01/23/29, (3 mo. LIBOR US + 0.900%)(a)(b)	2,845	2,841,887
Southwick Park CLO LLC, Series 2019-4A, Class A1, 1.49%, 07/20/32 (Call 07/20/21),
(3 mo. LIBOR US + 1.300%)(a)(b)	1,260	1,260,512
Symphony CLO XVIII Ltd., Series 2016-18A, Class AR, 1.32%, 01/23/28 (Call 07/23/21),
(3 mo. LIBOR US + 1.150%)(a)(b)	2,400	2,400,622
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR, 1.38%, 10/13/29 (Call 07/13/21),
(3 mo. LIBOR US + 1.160%)(a)(b)	5,235	5,232,039
Tesla Auto Lease Trust, Series 2020-A, Class A, 0.55%, 05/22/23 (Call 04/20/23)(a)	6,144	6,153,467
Verizon Owner Trust, Series 2020-A, Class A1B, 0.39%, 07/22/24 (Call 03/20/23),
(1 mo. LIBOR US + 0.270%)(b)	9,290	9,305,754
VOYA CLO, Series 2017-2A, Class A1R, 1.16%, 06/07/30,
(3 mo. LIBOR US + 0.980%)(a)(b)	5,330	5,321,180
Westlake Automobile Receivables Trust
Series 2019-3A, Class A2, 2.15%, 02/15/23
(Call 03/15/23)(a)	4,136	4,150,261
Series 2021-1A, Class A2A, 0.51%, 10/15/24
(Call 04/15/24)(a)	16,520	16,526,795

Total Asset-Backed Securities — 16.8% (Cost: $787,393,351)		791,039,787

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit
Barclays Bank PLC 0.33%, 02/01/22	$23,000	$23,010,026
0.67%, 07/30/21, (3 mo. LIBOR US + 0.480%)(b)	20,000	20,021,738
Deutsche Bank AG/New York NY, 0.58%, 08/11/21	25,000	25,017,191
Norinchukin Bank, 0.00%, 05/11/21	22,000	22,001,230
Standard Chartered Bank/New York, 0.33%, 08/24/21,
(3 mo. LIBOR US + 0.150%)(b)	14,250	14,255,657
Sumitomo Mitsui Banking Corp./New York, 0.70%, 07/15/22	30,000	30,018,840

Total Certificates of Deposit — 2.8% (Cost: $134,250,122)		134,324,682

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 6.9%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 0.99%, 09/15/34,
(1 mo. LIBOR US + 0.880%)(a)(b)	12,100	12,103,670
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/29 (Call 05/13/21)(a)	11,835	11,849,591
AREIT Trust, Series 2019-CRE3, Class A, 1.14%, 09/14/36, (1 mo. LIBOR US + 1.020%)(a)(b)	30,000	29,992,446
B.A.T. International Finance, Series 2018-TALL, Class A, 0.84%, 03/15/37, (1 mo. LIBOR US + 0.722%)(a)(b)	8,630	8,608,282
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 0.97%, 09/15/34,
(1 mo. LIBOR US + 0.850%)(a)(b)	19,220	19,234,615
Bancorp Commercial Mortgage Trust, Series 2019-CRE5,
Class A, 1.11%, 03/15/36,
(1 mo. LIBOR US + 1.000%)(a)(b)	3,951	3,951,141
BBCMS Mortgage Trust, Series 2019-BWAY, Class A, 1.07%, 11/15/34, (1 mo. LIBOR US + 0.956%)(a)(b)	11,305	11,271,476
BBCMS Trust
Series 2018-TYSN, Class A2, 3.76%, 09/05/32(a)	13,127	13,145,770
Series 2019-CLP, Class A, 0.80%, 12/15/31,
(1 mo. LIBOR US + 0.685%)(a)(b)	7,445	7,443,074
BX Commercial Mortgage Trust
Series 2018-BIOA, Class A, 0.79%, 03/15/37,
(1 mo. LIBOR US + 0.671%)(a)(b)	23,190	23,214,943
Series 2018-IND, Class A, 0.87%, 11/15/35,
(1 mo. LIBOR US + 0.750%)(a)(b)	15,628	15,627,555
Series 2020-BXLP, Class A, 0.91%, 12/15/36,
(1 mo. LIBOR US + 0.800%)(a)(b)	8,637	8,640,099
BX Trust, Series 2019-CALM, Class A, 0.99%, 11/15/32,
(1 mo. LIBOR US + 0.876%)(a)(b)	6,798	6,802,249
Chase Home Lending Mortgage Trust, Series 2019-ATR2,
Class A11, 1.01%, 07/25/49 (Call 11/25/22),
(1 mo. LIBOR US + 0.900%)(a)(b)	2,608	2,622,452
Cold Storage Trust, 1.01%, 11/15/37,
(1 mo. LIBOR US + 0.900%)(a)(b)	1,843	1,851,337
COMM Mortgage Trust, Series 2014-CR15, Class A2, 2.93%, 02/10/47 (Call 05/10/21)	310	309,649
Commercial Mortgage Pass Through Certificates, Series 2021-LBA, Class A, 0.81%, 03/15/38 (Call 03/15/23),
(1 mo. LIBOR US + 0.690%)(a)(b)	2,800	2,796,626
Commission, Series 2013- GAM, Class A2, 3.37%, 02/10/28 (Call 02/10/22)(a)	7,176	7,131,539

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Commission Mortgage Trust, Series 2013-CR6,
Class A3FL, 0.74%, 03/10/46 (Call 12/10/22),
(1 mo. LIBOR US + 0.630%)(a)(b)	$788	$787,950
DBGS Mortgage Trust, Series 2018-5BP, Class A, 0.76%, 06/15/33 (Call 05/15/21),
(1 mo. LIBOR US + 0.645%)(a)(b)	4,200	4,198,661
Gosforth Funding PLC, Series 2018-1A, Class A1, 0.64%, 08/25/60 (Call 08/25/23),
(3 mo. LIBOR US + 0.450%)(a)(b)	3,692	3,695,510
GPMT Ltd., Series 2018-FL1, Class A, 1.01%, 11/21/35,
(1 mo. LIBOR US + 0.900%)(a)(b)	1,381	1,380,245
GS Mortgage Securities Corp. Trust, Series 2019-SOHO, Class A, 1.02%, 06/15/36,
(1 mo. LIBOR US + 0.900%)(a)(b)	19,046	19,045,756
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 1.11%, 09/15/29, (1 mo. LIBOR US + 1.000%)(a)(b)	1,911	1,913,467
KNDL Mortgage Trust, Series 2019-KNSQ, Class A, 0.92%, 05/15/36, (1 mo. LIBOR US + 0.800%)(a)(b)	8,533	8,535,627
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 0.81%, 11/15/34,
(1 mo. LIBOR US + 0.700%)(a)(b)	14,512	14,516,557
Series 2018-BOP, Class A, 0.96%, 08/15/33,
(1 mo. LIBOR US + 0.850%)(a)(b)	6,609	6,596,251
Series 2018-SUN, Class A, 1.10%, 07/15/35 (Call 07/15/21), (1 mo. LIBOR US + 0.900%)(a)(b)	19,045	19,044,735
Natixis Commercial Mortgage Securities Trust, Series 2018-RIVA, Class A, 0.86%, 02/15/33,
(1 mo. LIBOR US + 0.750%)(a)(b)	6,486	6,358,598
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, 1.94%, 06/15/33, (1 mo. LIBOR US + 0.950%)(a)(b)	2,892	2,892,004
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A, 0.99%, 12/15/34,
(1 mo. LIBOR US + 0.750%)(a)(b)	17,280	17,226,173
WFRBS Commercial Mortgage Trust
Series 2012-C6, Class AS, 3.84%, 04/15/45
(Call 02/15/22)	12,986	13,233,717
Series 2012-C8, Class AFL, 1.12%, 08/15/45 (Call 03/15/22), (1 mo. LIBOR US + 1.000%)(a)(b)	18,999	19,010,401

Total Collaterized Mortgage Obligations — 6.9% (Cost: $325,190,412)		325,032,166

Commercial Paper

AT&T Inc., 0.28%, 12/14/21(d)	23,000	22,958,631
B.A.T. International Finance, 0.21%, 06/14/21(d)	20,000	19,994,875
Conagra Foods Inc., 0.49%, 05/14/21(d)	15,000	14,997,147
Enel Finance America 0.27%, 08/10/21(d)	23,000	22,982,535
0.36%, 02/22/22(d)	20,000	19,940,400
0.37%, 04/22/22(d)	25,000	24,908,767
ENI Finance USA Inc., 0.38%, 04/13/22(d)	21,000	20,923,672
General Motors Financial Co. Inc. 0.37%, 05/11/21(d)	19,250	19,247,853
0.45%, 05/28/21(d)	10,000	9,996,523
0.49%, 06/14/21(d)	10,000	9,993,875
Intercontinental Exchange Inc., 0.29%, 09/23/21(d)	9,725	9,713,729
Manhattan Pete Corp., 0.15%, 05/07/21(d)	25,000	24,999,271

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ovintiv Inc. 0.96%, 05/17/21(d)	$40,000	$39,981,961
0.99%, 05/19/21(d)	18,000	17,993,600
Volkswagen Group America Finance LLC, 0.53%, 11/12/21(d)	22,000	21,937,117
VW CR Inc., 0.36%, 02/16/22(d)	15,000	14,956,200

Total Commercial Paper — 6.7% (Cost: $315,466,973)		315,526,156

Corporate Bonds & Notes

Aerospace & Defense — 0.3%
Boeing Co. (The) 2.13%, 03/01/22 (Call 02/01/22)	9,640	9,731,667
4.51%, 05/01/23 (Call 04/01/23)	6,000	6,407,264

		16,138,931

Agriculture — 1.0%
Altria Group Inc., 4.75%, 05/05/21(e)	38,629	38,633,572
BAT Capital Corp., 1.07%, 08/15/22 (Call 07/15/22),
(3 mo. LIBOR US + 0.880%)(b)	10,000	10,065,627

		48,699,199

Auto Manufacturers — 7.8%
American Honda Finance Corp. 1.95%, 05/20/22(e)	15,173	15,432,816
2.20%, 06/27/22(e)	6,136	6,275,362
BMW Finance NV, 2.25%, 08/12/22(a)(e)	16,350	16,744,255
Daimler Finance North America LLC 0.75%, 03/01/24(a)	9,005	8,977,760
1.06%, 02/22/22, (3 mo. LIBOR US + 0.880%)(a)(b)	24,623	24,786,990
2.00%, 07/06/21(a)	10,524	10,555,555
2.20%, 10/30/21(a)	20,000	20,185,289
2.55%, 08/15/22(a)(e)	19,691	20,214,321
Ford Motor Credit Co. LLC 3.34%, 03/28/22 (Call 02/28/22)	10,000	10,138,000
5.88%, 08/02/21(e)	15,000	15,142,500
General Motors Financial Co. Inc. 1.51%, 06/30/22, (3 mo. LIBOR US + 1.310%)(b)	5,545	5,604,234
3.20%, 07/06/21 (Call 06/06/21)(e)	11,895	11,924,190
3.45%, 04/10/22 (Call 02/10/22)	19,520	19,963,245
4.20%, 11/06/21	44,570	45,426,513
Hyundai Capital America, 0.80%, 04/03/23(a)	17,710	17,701,494
Nissan Motor Acceptance Corp., 1.05%, 03/08/24(a)(e)	12,515	12,510,061
Stellantis NV, 5.25%, 04/15/23	9,400	10,189,412
Volkswagen Group of America Finance LLC 0.75%, 11/23/22(a)	44,345	44,492,500
2.70%, 09/26/22(a)	2,145	2,211,171
2.90%, 05/13/22(a)(e)	35,500	36,391,238
4.25%, 11/13/23(a)(e)	13,000	14,140,446

		369,007,352

Banks — 22.0%
Banco Santander SA
1.31%, 04/12/23, (3 mo. LIBOR US + 1.120%)(b)	10,000	10,142,855
3.85%, 04/12/23(e)	9,291	9,876,826
Bank of America Corp.
0.85%, 06/25/22 (Call 06/25/21), (3 mo. LIBOR US + 0.650%)(b)	10,000	10,008,761
1.18%, 04/24/23 (Call 04/24/22),
(3 mo. LIBOR US + 1.000%)(b)	12,500	12,596,578
1.35%, 01/20/23 (Call 01/20/22),
(3 mo. LIBOR US + 1.160%)(b)	24,580	24,761,334

Security	Par (000)	Value

Banks (continued)
3.00%, 12/20/23 (Call 12/20/22),
(3 mo. LIBOR US + 0.790%)(b)	$29,520	$30,687,516
3.55%, 03/05/24 (Call 03/05/23)(b)	30,000	31,600,115
Banque Federative du Credit Mutuel SA, 2.13%, 11/21/22(a)	20,000	20,524,168
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	15,000	15,203,735
Barclays PLC 1.57%, 05/16/24 (Call 05/16/23),
(3 mo. LIBOR US + 1.380%)(b)	15,000	15,237,234
1.62%, 02/15/23 (Call 02/15/22),
(3 mo. LIBOR US + 1.430%)(b)	20,000	20,148,729
BPCE SA, 3.00%, 05/22/22(a)(e)	17,993	18,493,333
Citigroup Inc. 0.87%, 10/27/22 (Call 09/27/22),
(3 mo. LIBOR US + 0.690%)(b)	10,000	10,063,893
2.31%, 11/04/22 (Call 11/04/21), (SOFR + 0.867%)(b)	10,000	10,093,195
2.70%, 10/27/22 (Call 09/27/22)(e)	34,280	35,405,840
2.88%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 0.950%)(b)	10,000	10,295,565
2.90%, 12/08/21 (Call 11/08/21)	18,350	18,600,866
Citizens Bank N.A./Providence RI, 0.92%, 02/14/22 (Call 01/14/22), (3 mo. LIBOR US + 0.720%)(b)(e)	30,000	30,124,670
Cooperatieve Rabobank UA, 1.06%, 09/26/23,
(3 mo. LIBOR US + 0.860%)(a)(b)	10,000	10,138,700
Credit Suisse AG/New York NY 2.80%, 04/08/22	5,000	5,114,525
3.00%, 10/29/21(e)	35,200	35,659,332
Credit Suisse Group AG 3.57%, 01/09/23 (Call 01/09/22)(a)(e)	10,000	10,186,983
3.80%, 06/09/23(e)	8,500	9,032,803
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22(e)	15,000	15,634,855
Danske Bank A/S 2.70%, 03/02/22(a)(e)	15,000	15,292,169
5.00%, 01/12/22(a)	23,888	24,593,230
Goldman Sachs Group Inc. (The) 0.52%, 03/08/23 (Call 03/08/22)(e)	25,000	25,024,291
0.97%, 10/31/22 (Call 10/31/21),
(3 mo. LIBOR US + 0.780%)(b)	4,000	4,010,980
1.18%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 1.000%)(b)	5,000	5,039,563
1.79%, 11/29/23,
(3 mo. LIBOR US + 1.600%)(b)	14,280	14,711,340
3.20%, 02/23/23 (Call 01/23/23)(e)	7,583	7,952,747
0.48%, 01/27/23 (Call 01/27/22)	26,400	26,415,440
HSBC Holdings PLC 1.41%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.230%)(b)	13,000	13,231,921
3.60%, 05/25/23(e)	10,000	10,649,317
Huntington National Bank (The), 2.50%, 08/07/22
(Call 07/07/22)(e)	15,430	15,833,702
ING Groep NV, 1.34%, 03/29/22,
(3 mo. LIBOR US + 1.150%)(b)	3,500	3,531,099
JPMorgan Chase & Co. 1.08%, 04/25/23 (Call 04/25/22),
(3 mo. LIBOR US + 0.900%)(b)	9,340	9,401,274
2.78%, 04/25/23 (Call 04/25/22),
(3 mo. LIBOR US + 0.935%)(b)	16,000	16,378,405
3.25%, 09/23/22(e)	5,000	5,205,791
3.56%, 04/23/24 (Call 04/23/23),
(3 mo. LIBOR US + 0.730%)(b)	29,760	31,545,912

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Lloyds Banking Group PLC, 2.86%, 03/17/23
(Call 03/17/22)(b)(e)	$32,000	$32,655,112
Mitsubishi UFJ Financial Group Inc.
0.97%, 07/25/22, (3 mo. LIBOR US + 0.790%)(b)	3,400	3,423,656
2.62%, 07/18/22	5,000	5,135,827
2.67%, 07/25/22(e)	5,000	5,136,811
3.00%, 02/22/22(e)	5,000	5,107,591
Mizuho Financial Group Inc.
0.98%, 03/05/23, (3 mo. LIBOR US + 0.790%)(b)	3,000	3,031,790
1.03%, 09/13/23 (Call 09/13/22),
(3 mo. LIBOR US + 0.850%)(b)	25,000	25,187,758
3.55%, 03/05/23(e)	20,000	21,172,528
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(b)	20,000	19,987,980
1.58%, 10/24/23 (Call 10/24/22),
(3 mo. LIBOR US + 1.400%)(b)	24,220	24,611,285
3.75%, 02/25/23	25,000	26,500,875
MUFG Americas Holdings Corp., 3.50%, 06/18/22(e)	2,885	2,986,539
Natwest Group PLC 1.66%, 05/15/23 (Call 05/15/22),
(3 mo. LIBOR US + 1.470%)(b)	9,895	9,999,446
1.75%, 06/25/24 (Call 06/25/23),
(3 mo. LIBOR US + 1.550%)(b)	3,000	3,064,893
3.50%, 05/15/23 (Call 05/15/22)(b)(e)	8,500	8,757,491
3.88%, 09/12/23(e)	20,000	21,466,199
Santander Holdings USA Inc., 4.45%, 12/03/21
(Call 11/03/21)	1,278	1,303,758
Santander UK Group Holdings PLC, 2.88%, 08/05/21	17,619	17,735,285
Skandinaviska Enskilda Banken AB
0.62%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(b)	10,000	10,001,483
0.83%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(b)	15,000	15,115,950
Standard Chartered PLC, 2.74%, 09/10/22
(Call 09/10/21)(a)(b)	18,100	18,233,962
Sumitomo Mitsui Financial Group Inc. 0.98%, 10/16/23, (3 mo. LIBOR US + 0.800%)(b)(e)	4,000	4,050,017
2.78%, 07/12/22(e)	5,000	5,145,000
UBS AG/London, 1.75%, 04/21/22 (Call 03/21/22)(a)(e)	12,680	12,844,643
UBS Group AG 1.40%, 05/23/23 (Call 05/23/22),
(3 mo. LIBOR US + 1.220%)(a)(b)	20,000	20,214,523
3.49%, 05/23/23 (Call 05/23/22)(a)(e)	20,000	20,625,200
Wells Fargo & Co., 1.42%, 10/31/23 (Call 10/31/22),
(3 mo. LIBOR US + 1.230%)(b)	14,400	14,618,304
Wells Fargo Bank N.A., 0.69%, 10/22/21 (Call 09/21/21),
(3 mo. LIBOR US + 0.510%)(b)	30,000	30,060,107

		1,036,623,605

Beverages — 0.6%
Keurig Dr Pepper Inc. 0.75%, 03/15/24 (Call 03/15/22)(e)	11,955	11,964,666
3.55%, 05/25/21	14,700	14,728,463

		26,693,129

Biotechnology — 0.5%
Gilead Sciences Inc. 0.75%, 09/29/23 (Call 09/30/21)	19,400	19,433,772
2.50%, 09/01/23 (Call 07/01/23)(e)	4,693	4,886,222

		24,319,994

Chemicals — 0.9%
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	9,000	9,404,147

Security	Par (000)	Value

Chemicals (continued)
LYB International Finance III LLC, 1.20%, 10/01/23
(Call 10/01/21), (3 mo. LIBOR US + 1.000%)(b)	$26,900	$26,961,251
Nutrition & Biosciences Inc., 0.70%, 09/15/22(a)(e)	5,620	5,631,586
Sherwin-Williams Co. (The), 2.75%, 06/01/22
(Call 05/01/22)	1,254	1,281,138

		43,278,122

Computers — 1.5%
Dell International LLC/EMC Corp., 5.45%, 06/15/23
(Call 04/15/23)(a)	39,280	42,855,158
Hewlett Packard Enterprise Co., 0.91%, 10/05/21
(Call 05/17/21), (3 mo. LIBOR US + 0.720%)(b)	19,640	19,643,561
International Business Machines Corp., 2.85%, 05/13/22	7,500	7,703,024

		70,201,743

Diversified Financial Services — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	18,975	19,310,858
Air Lease Corp., 0.70%, 02/15/24 (Call 01/15/24)	5,000	4,960,787
Ally Financial Inc., 4.13%, 02/13/22	25,585	26,310,784
American Express Co. 0.84%, 02/27/23 (Call 01/27/23),
(3 mo. LIBOR US + 0.650%)(b)	4,000	4,033,227
2.50%, 08/01/22 (Call 07/01/22)	15,000	15,381,874
3.40%, 02/27/23 (Call 01/27/23)	22,782	24,005,770
Aviation Capital Group LLC, 3.88%, 05/01/23
(Call 04/01/23)(a)(e)	20,400	21,321,677
Capital One Bank USA N.A., 2.01%, 01/27/23
(Call 01/27/22)(b)	10,000	10,113,572
Capital One Financial Corp. 1.14%, 03/09/22 (Call 02/09/22),
(3 mo. LIBOR US + 0.950%)(b)	24,635	24,790,231
2.60%, 05/11/23 (Call 04/11/23)(e)	14,400	14,983,212
3.20%, 01/30/23 (Call 12/30/22)(e)	10,000	10,471,896
Charles Schwab Corp. (The), 0.51%, 03/18/24
(Call 02/18/24), (SOFR + 0.500%)(b)	34,700	34,910,876
International Lease Finance Corp., 5.88%, 08/15/22(e)	22,145	23,644,911

		234,239,675

Electric — 2.6%
Dominion Energy Inc., Series D, 0.71%, 09/15/23
(Call 09/15/21), (3 mo. LIBOR US + 0.530%)(b)	11,215	11,222,054
NextEra Energy Capital Holdings Inc. 0.45%, 02/22/23 (Call 08/22/21),
(3 mo. LIBOR US + 0.270%)(b)	26,954	26,956,874
0.55%, 03/01/23, (SOFR + 0.540%)(b)	5,580	5,596,549
0.65%, 03/01/23	24,870	24,948,357
2.90%, 04/01/22	13,665	13,989,826
Pacific Gas and Electric Co., 1.57%, 11/15/21,
(3 mo. LIBOR US + 1.375%)(b)	10,865	10,900,851
Southern California Edison Co., 0.70%, 04/03/23	26,464	26,505,724

		120,120,235

Food — 0.4%
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	9,135	9,408,246
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	7,930	8,212,508

		17,620,754

Gas — 0.6%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 09/09/21)	7,875	7,882,414
ONE Gas Inc., 0.85%, 03/11/23 (Call 09/11/21)	20,000	20,018,073

		27,900,487

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services — 0.6%
Anthem Inc., 3.13%, 05/15/22	$27,976	$28,786,182

Lodging — 0.7%
Marriott International Inc./MD, Series N, 3.13%, 10/15/21 (Call 07/15/21)	34,640	34,804,274

Machinery — 0.2%
Caterpillar Financial Services Corp., 0.70%, 05/15/23, (3 mo. LIBOR US + 0.510%)(b)(e)	9,760	9,840,909

Manufacturing — 0.2%
Siemens Financieringsmaatschappij NV, 0.40%, 03/11/23(a)(e)	9,890	9,911,426

Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)(e)	74,635	77,648,052

Oil & Gas — 1.9%
Cenovus Energy Inc., 3.80%, 09/15/23 (Call 06/15/23)	19,000	20,014,374
Diamondback Energy Inc., 0.90%, 03/24/23 (Call 09/24/21)	6,005	6,007,332
Ovintiv Exploration Inc., 5.75%, 01/30/22	28,049	28,938,328
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)(e)	12,358	12,476,843
Phillips 66, 0.90%, 02/15/24 (Call 11/19/21)(e)	19,640	19,663,950

		87,100,827

Oil & Gas Services — 0.2%
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)	10,000	10,080,142

Pharmaceuticals — 6.3%
AbbVie Inc. 2.15%, 11/19/21	24,520	24,761,107
2.30%, 11/21/22	10,000	10,292,000
2.90%, 11/06/22	35,000	36,299,781
3.45%, 03/15/22 (Call 01/15/22)	34,700	35,442,204
Bayer U.S. Finance II LLC, 3.88%, 12/15/23
(Call 11/15/23)(a)	15,000	16,127,719
Bayer U.S. Finance LLC, 3.00%, 10/08/21(a)(e)	45,000	45,505,142
Bristol-Myers Squibb Co., 2.60%, 05/16/22(e)	10,400	10,660,000
Cigna Corp. 0.61%, 03/15/24 (Call 03/15/22)	9,600	9,592,177
3.75%, 07/15/23 (Call 06/15/23)	5,515	5,888,756
CVS Health Corp. 2.75%, 12/01/22 (Call 09/01/22)(e)	15,000	15,471,933
3.50%, 07/20/22 (Call 05/20/22)	33,710	34,812,423
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)(e)	24,640	25,870,259
Takeda Pharmaceutical Co. Ltd. 2.45%, 01/18/22 (Call 05/17/21)(a)(e)	4,000	4,050,761
4.40%, 11/26/23 (Call 10/26/23)	20,000	21,862,826

		296,637,088

Pipelines — 1.8%
Enbridge Inc. 0.41%, 02/17/23, (SOFR + 0.400%)(b)	3,130	3,133,964
4.00%, 10/01/23 (Call 07/01/23)	6,000	6,422,524
Energy Transfer LP 3.45%, 01/15/23 (Call 10/15/22)	10,000	10,368,190
3.60%, 02/01/23 (Call 11/01/22)	6,400	6,659,054
4.25%, 03/15/23 (Call 12/15/22)(e)	8,400	8,834,632

Security	Par/ Shares (000)	Value

Pipelines (continued)
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21 (Call 07/01/21)	$6,012	$6,055,648
Williams Companies Inc. (The), 3.60%, 03/15/22 (Call 01/15/22)	43,874	44,843,589

		86,317,601

Retail — 0.7%
7-Eleven Inc., 0.63%, 02/10/23 (Call 02/10/22)(a)	34,400	34,435,494

Software — 0.6%
Fidelity National Information Services Inc., 0.38%, 03/01/23	28,175	28,128,427

Telecommunications — 1.1%
AT&T Inc., 0.65%, 03/25/24 (Call 03/25/22),
(SOFR + 0.640%)(b)	22,000	22,033,870
NTT Finance Corp., 0.37%, 03/03/23(a)(e)	17,765	17,778,587
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(a)	1,163	1,170,017
Verizon Communications Inc., 0.51%, 03/22/24,
(SOFR + 0.500%)(b)	12,640	12,693,387

		53,675,861

Transportation — 0.6%
Ryder System Inc. 2.80%, 03/01/22 (Call 02/01/22)	5,000	5,086,164
3.65%, 03/18/24 (Call 02/18/24)	19,400	20,933,431

		26,019,595

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.70%, 03/14/23 (Call 02/14/23)(a)(e)	10,000	10,362,889
4.88%, 07/11/22(a)	4,901	5,147,997

		15,510,886

Total Corporate Bonds & Notes — 60.1% (Cost: $2,822,322,566)		2,833,739,990

Repurchase Agreements(b)(f)

Goldman Sachs Inc., 0.53%, 05/03/21 (Purchased on 04/30/21 to be repurchased at $125,005,521, collateralized by non-agency mortgage-backed security, 0.85% to 11.50%, due 10/27/21 to 02/01/50, par and fair value of $123,062,571 and $130,462,843, respectively)	125,000	125,000,000

Total Repurchase Agreements — 2.7% (Cost: $125,000,000)		125,000,000

Money Market Funds

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(g)(h)(i)	40,265	40,285,485
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	168,730	168,730,000

Total Money Market Funds — 4.4% (Cost: $209,008,839)		209,015,485

Total Investments in Securities — 100.4% (Cost: $4,718,632,263)		4,733,678,266

Other Assets, Less Liabilities — (0.4)%		(18,335,407)

Net Assets — 100.0%		$4,715,342,859

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Short Maturity Bond ETF

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rates are discount rates or a range of discount rates at the time of purchase.
(e)	All or a portion of this security is on loan.
(f)	Maturity date represents next reset date.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,236,958	$13,054,890	(a)	$—	$(1,714)	$(4,649)	$40,285,485	40,265	$36,399	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	66,830,000	101,900,000	(a)	—	—	—	168,730,000	168,730	56,661		—

					$(1,714)	$(4,649)	$209,015,485		$93,060		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended April 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(3,573,600)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$673,697

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts sold — in USD	$44,074,606

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Short Maturity Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$774,021,087	$17,018,700	$791,039,787
Certificates of Deposit	—	134,324,682	—	134,324,682
Collaterized Mortgage Obligations	—	325,032,166	—	325,032,166
Commercial Paper	—	315,526,156	—	315,526,156
Corporate Bonds & Notes	—	2,833,739,990	—	2,833,739,990
Repurchase Agreements	—	125,000,000	—	125,000,000
Money Market Funds	209,015,485	—	—	209,015,485

	$209,015,485	$4,507,644,081	$17,018,700	$4,733,678,266

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) April 30, 2021	BlackRock Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 3.2%
Black Belt Energy Gas District RB 4.00%, 06/01/21	$835	$837,321
4.00%, 12/01/21	485	495,335
4.00%, 06/01/22	170	176,744
4.00%, 12/01/22	240	253,896
4.00%, 06/01/23	240	258,204
VRDN, 4.00%, 08/01/47 (Put 07/01/22)(a)(b)	4,000	4,156,680
Lower Alabama Gas District (The) RB, 4.00%, 12/01/21	200	204,274
Southeast Alabama Gas Supply District (The) RB, 4.00%, 06/01/22	1,500	1,558,965
Southeast Energy Authority A Cooperative District RB
Series A, 4.00%, 10/01/22	355	373,236
Series A, 4.00%, 10/01/23	450	488,534

		8,803,189

Alaska — 0.1%
Alaska Municipal Bond Bank Authority RB, 5.00%, 12/01/21	400	410,800

Arizona — 0.2%
Glendale Union High School District No. 205 GO, 5.00%, 07/01/21	500	503,705

California — 3.2%
California County Tobacco Securitization Agency RB 3.00%, 06/01/21	500	501,100
3.00%, 06/01/21	300	300,651
4.00%, 06/01/22	545	567,868
Metropolitan Water District of Southern California RB, 0.31%, 07/01/47 (Put 06/21/21)(a)(b)	6,000	6,000,450
State of California GO, 5.00%, 12/01/24	1,190	1,390,563

		8,760,632

Colorado — 0.1%
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/23	250	280,300

Connecticut — 3.8%
Connecticut State Health & Educational Facilities Authority RB, 4.00%, 07/01/22	500	519,745
State of Connecticut GO 3.00%, 06/01/21	920	921,950
3.00%, 06/01/22	900	927,477
3.00%, 01/15/23	2,000	2,095,820
5.00%, 06/01/21	670	672,439
5.00%, 07/15/22	900	952,083
Series C, VRDN, 0.11%, 05/15/34 (Put 05/07/21)(a)(b)	2,120	2,120,000
State of Connecticut Special Tax Revenue RB, Series A, 5.00%, 09/01/21	2,000	2,031,940
State of Connecticut Special Tax Revenue ST 4.00%, 05/01/21	165	165,000
5.00%, 05/01/22	200	209,564

		10,616,018

District of Columbia — 3.2%
District of Columbia RB, 0.10%, 04/01/38 (Put 05/07/21)(a)(b)	2,700	2,700,000
Tender Option Bond Trust Receipts/Certificates RB, 0.11%, 10/01/53 (Put 10/01/29)(a)(b)(c)	6,135	6,135,000

		8,835,000

Florida — 2.5%
Alachua County Health Facilities Authority RB, 5.00%, 12/01/21	390	400,351

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/23	$2,500	$2,778,225
County of Osceola FL Transportation Revenue RB, 5.00%, 10/01/21	300	305,487
County of Palm Beach FL RB, 0.06%, 07/01/32 (Put 05/07/21)(a)(b)	2,800	2,800,000
Tender Option Bond Trust Receipts/Certificates RB, 0.10%, 07/01/49 (Put 07/01/30)(a)(b)(c)	500	500,000

		6,784,063

Georgia — 10.2%
Atlanta Urban Residential Finance Authority RB, 1.36%, 12/01/22 (Put 12/01/21)(a)(b)	2,000	2,012,380
Bartow County Development Authority RB, 1.55%, 08/01/43 (Put 08/19/22)(a)(b)	2,000	2,030,120
Burke County Development Authority RB, 2.25%, 10/01/32 (Put 05/25/23)(a)(b)	2,000	2,075,300
Main Street Natural Gas Inc. RB
VRDN, 4.00%, 04/01/48 (Put 09/01/23)(a)(b)	5,685	6,134,968
VRDN, 0.91%, 08/01/48 (Put 12/01/23)(a)(b)	5,000	5,048,775
5.00%, 05/15/21	1,000	1,001,430
5.00%, 09/01/21	300	304,560
Monroe County Development Authority RB, 0.08%, 06/01/49 (Put 04/30/21)(a)(b)	3,700	3,700,000
Municipal Electric Authority of Georgia RB 5.00%, 01/01/22	3,000	3,090,300
VRDN, 0.07%, 01/01/48 (Put 05/07/21)(a)(b)	1,000	1,000,000
Tender Option Bond Trust Receipts/Certificates RB, 0.11%, 01/01/44 (Put 07/01/28) (AGM)(a)(b)(c)	1,700	1,700,000

		28,097,833

Illinois — 2.6%
Illinois Development Finance Authority RB
VRDN, 0.08%, 06/01/29 (Put 05/07/21)(a)(b)	1,100	1,100,000
VRDN, 0.08%, 02/01/33 (Put 05/07/21)(a)(b)	2,000	2,000,000
Tender Option Bond Trust Receipts/Certificates GO, 0.11%, 03/01/33 (Put 05/07/21)(a)(b)(c)	4,000	4,000,000

		7,100,000

Indiana — 2.9%
City of Rockport IN RB, Series B, 1.35%, 07/01/25 (Put 09/01/22)(a)(b)	2,250	2,275,133
Indiana Finance Authority RB
VRDN, 0.04%, 11/01/39 (Put 04/30/21)(a)(b)	1,400	1,400,000
VRDN, 0.09%, 02/01/35 (Put 05/07/21)(a)(b)	2,500	2,500,000
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 06/01/23	1,800	1,973,538

		8,148,671

Iowa — 3.4%
Iowa Finance Authority RB, 0.12%, 04/01/22 (Put 05/07/21)(a)(b)	9,405	9,405,000

Kansas — 2.5%
City of Burlington KS RB
VRDN, 0.16%, 09/01/35 (Put 05/07/21)(a)(b)	4,000	4,000,000
VRDN, 0.16%, 09/01/35 (Put 05/07/21)(a)(b)	3,000	3,000,000

		7,000,000

Kentucky — 1.4%
Kentucky Public Energy Authority RB 4.00%, 06/01/21	1,060	1,062,957
4.00%, 08/01/21	300	302,697

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Kentucky State Property & Building Commission RB 5.00%, 11/01/22	$1,000	$1,065,240
Series D, 5.00%, 05/01/21	600	600,000
Kentucky Turnpike Authority RB, 5.00%, 07/01/21	250	251,888
Tender Option Bond Trust Receipts/Certificates RB, Series 2018, 0.09%, 12/01/41 (Put 12/01/27) (AGM)(a)(b)(c)	500	500,000

		3,782,782

Louisiana — 0.8%
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax RB 5.00%, 08/01/21	865	875,000
5.00%, 08/01/22 (AGM)	465	493,309
Louisiana Offshore Terminal Authority RB, 1.65%, 09/01/27 (Put 12/01/23)(a)(b)	400	412,968
Louisiana Public Facilities Authority RB, 5.00%, 05/15/21	400	400,580

		2,181,857

Massachusetts — 1.0%
Massachusetts Development Finance Agency RB, 5.00%, 07/01/21	975	982,049
Town of Truro MA GO, 2.00%, 06/11/21	1,700	1,703,298

		2,685,347

Michigan — 1.6%
Michigan Finance Authority RB 0.40%, 10/15/23	665	664,880
5.00%, 11/01/22 (ST INTERCEPT)	240	257,182
5.00%, 12/01/22	1,390	1,493,902
4.00%, 06/01/22	1,000	1,039,840
Wayne-Westland Community Schools GO 4.00%, 05/01/21 (Q-SBLF)	175	175,000
4.00%, 11/01/21 (Q-SBLF)	780	794,914

		4,425,718

Missouri — 1.0%
City of Washington MO COP, 5.00%, 03/01/22	350	363,024
County of Greene MO COP, 3.00%, 03/01/23	350	367,192
RBC Municipal Products Inc. Trust RB, 0.12%, 09/01/39 (Put 05/07/21)(a)(b)(c)	2,000	2,000,000

		2,730,216

Nebraska — 0.7%
Central Plains Energy Project RB 4.00%, 08/01/21	750	756,877
VRDN, 5.00%, 03/01/50 (Put 01/01/24)(a)(b)	1,000	1,113,200
Douglas County Hospital Authority No. 2 RB, 5.00%, 11/15/21	120	123,094

		1,993,171

New Jersey — 24.4%
Borough of Park Ridge NJ GO, 1.00%, 04/29/22	800	805,472
City of Jersey City NJ GO, 2.00%, 06/17/21	8,000	8,017,920
County of Mercer NJ GO, 2.00%, 06/10/21	3,000	3,005,550
Jersey City Municipal Utilities Authority RB, 3.00%, 07/01/22	4,000	4,135,160
New Jersey Economic Development Authority RB 5.00%, 06/15/21	4,250	4,272,610
5.00%, 06/15/21	1,500	1,508,160
5.00%, 06/15/22	2,000	2,104,600
5.00%, 06/15/22	200	210,460
5.00%, 06/15/22	1,000	1,052,300
5.50%, 09/01/21 (Call 05/26/21)	645	647,077
5.00%, 11/01/23 (SAP)	1,450	1,616,445
Series A, 4.00%, 07/01/22	2,000	2,084,220
Series NN, 5.00%, 03/01/22	3,875	4,025,815

Security	Par (000)	Value

New Jersey (continued)
Series NN, 5.00%, 03/01/23	$1,000	$1,085,120
Series UU, 5.00%, 06/15/23	1,575	1,729,492
Series XX, 5.00%, 06/15/21 (SAP)	1,145	1,151,206
New Jersey Health Care Facilities Financing Authority RB, 5.00%, 10/01/23	1,500	1,666,230
New Jersey Transportation Trust Fund Authority RB Series A, 5.00%, 06/15/21	500	502,750
Series A, 5.00%, 06/15/22	220	231,651
Series A, 5.00%, 06/15/22	750	789,728
Series A, 5.50%, 12/15/21	425	438,672
Series A, 5.50%, 12/15/22	1,330	1,441,002
Series A, 5.50%, 12/15/23	155	175,548
Series B, 5.25%, 12/15/22 (AMBAC)	910	982,336
Series B, 5.50%, 12/15/21 (NPFGC)	2,475	2,557,046
Series D, 5.00%, 12/15/23	345	386,255
Series D, 5.25%, 12/15/23	1,275	1,435,727
State of New Jersey GO, Series A, 4.00%, 06/01/23	1,290	1,389,923
Tobacco Settlement Financing Corp. RB
Series A, 5.00%, 06/01/21	5,000	5,017,950
Series A, 5.00%, 06/01/22	3,000	3,153,030
Township of Cranford NJ GO, 1.50%, 06/25/21	1,800	1,803,096
Township of Maplewood NJ GO, 1.50%, 07/30/21	3,100	3,107,874
Township of Teaneck NJ GO, 1.50%, 06/25/21	1,800	1,802,790
Township of West Orange/NJ GO, 1.50%, 07/30/21	1,800	1,805,940
Township of Woolwich NJ GO, Series A, 1.50%, 06/03/21	1,200	1,201,032

		67,340,187

New Mexico — 0.2%
New Mexico Municipal Energy Acquisition Authority RB, 4.00%, 05/01/22	600	622,050

New York — 8.8%
Albany Industrial Development Agency RB, 0.20%, 07/01/32 (Put 05/07/21)(a)(b)	1,000	1,000,000
Amherst Development Corp. RB, Series A, 0.11%, 02/01/35 (Put 05/07/21)(a)(b)	1,730	1,730,000
Arlington Central School District GO, 1.50%, 06/29/21	1,857	1,860,287
Carmel Central School District GO, 1.50%, 06/17/21 (SAW)	2,500	2,503,475
County of Monroe NY GOL, 4.00%, 06/01/21	1,000	1,002,670
Monroe County Industrial Development Corp./NY RB, 5.00%, 12/01/21	575	589,542
New York City Transitional Finance Authority Future Tax Secured Revenue RB,
0.04%, 11/01/42 (Put 04/30/21)(a)(b)	2,600	2,600,000
New York City Water & Sewer System RB, 0.02%, 06/15/50 (Put 04/30/21)(a)(b)	5,400	5,400,000
New York Transportation Development Corp. RB, 5.00%, 12/01/22	495	530,665
South Colonie Central School District GO, 1.50%, 07/09/21 (SAW)	1,200	1,202,448
Tender Option Bond Trust Receipts/Certificates GO, 0.09%, 09/01/26 (Put 05/07/21)(a)(b)(c)	2,195	2,195,000
Tender Option Bond Trust Receipts/Certificates RB, 0.08%, 07/01/50 (Put 07/01/30)(a)(b)(c)	2,000	2,000,000
Town of Oyster Bay NY GOL, 4.00%, 03/01/23	425	453,772
Warwick Valley Central School District GO, Series A, 1.25%, 06/30/21 (SAW)	1,300	1,301,781

		24,369,640

North Carolina — 0.1%
North Carolina Turnpike Authority RB, 5.00%, 01/01/22	215	221,663

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio — 0.2%
City of Cleveland OH GOL 2.00%, 12/01/21	$300	$303,324
2.00%, 12/01/22	300	308,880

		612,204

Pennsylvania — 7.8%
Allegheny County Hospital Development Authority RB, 5.00%, 04/01/22	2,000	2,084,320
Boyertown Area School District GOL, 2.00%, 09/01/21 (SAW)	400	402,184
City of Philadelphia PA RB, Series A, 4.00%, 06/30/21	3,000	3,019,170
Connellsville Area School District GOL 4.00%, 08/15/21 (BAM SAW)	500	504,525
4.00%, 08/15/22 (BAM SAW)	500	520,305
DuBois Area School District GOL, 3.00%, 11/01/21 (BAM SAW)	175	176,988
Geisinger Authority RB, 5.00%, 04/01/22	2,000	2,087,940
Muhlenberg School District GOL 1.00%, 05/15/21 (SAW)	1,000	1,000,220
4.00%, 05/15/22 (SAW)	700	726,656
Pennsylvania Economic Development Financing Authority RB 2.15%, 11/01/21	1,000	1,010,080
VRDN, 0.10%, 12/01/37 (Put 05/07/21)(a)(b)	3,000	3,000,000
Pennsylvania Housing Finance Agency RB 5.00%, 10/01/21	300	305,691
5.00%, 10/01/22	380	404,651
Philadelphia Gas Works Co. RB 5.00%, 08/01/21	1,000	1,011,150
Series A, 5.00%, 08/01/22	1,315	1,389,495
Pottstown School District GOL, 1.00%, 06/06/21 (BAM SAW)	250	250,167
School District of Philadelphia (The) GO, 4.00%, 06/30/21	3,000	3,017,910
Southeastern Pennsylvania Transportation Authority RB 5.00%, 06/01/21	250	250,912
5.00%, 06/01/22	360	378,702

		21,541,066

Puerto Rico — 1.2%
Puerto Rico Housing Finance Authority RB, 5.00%, 12/01/22	3,000	3,225,510

South Carolina — 0.3%
South Carolina Public Service Authority RB, 0.12%, 01/01/36 (Put 05/07/21)(a)(b)	900	900,000

Tennessee — 0.4%
Tennergy Corp./TN
Series A, 4.00%, 09/01/22	335	351,485
Series A, 4.00%, 03/01/23	375	400,069
Series A, 4.00%, 09/01/23	320	346,925

		1,098,479

Texas — 11.5%
Harris County Cultural Education Facilities Finance Corp. RB, 5.00%, 06/01/32 (Put 12/01/22)(a)(b)	4,000	4,299,120
North East Independent School District GO, 0.07%, 05/03/21	5,500	5,500,063
Port of Arthur Navigation District Industrial Development Corp. RB
VRDN, 0.09%, 03/01/42 (Put 05/07/21)(a)(b)	6,000	6,000,000

Security	Par/ Shares (000)	Value

Texas (continued)
VRDN, 0.09%, 06/01/41 (Put 05/07/21)(a)(b)	$2,000	$2,000,000
RBC Municipal Products Inc. Trust, 0.09%, 09/08/21 (Put 05/07/21)(a)(b)(c)	3,000	3,000,000
State of Texas GO
VRDN, 0.08%, 06/01/44 (Put 05/07/21)(a)(b)	410	410,000
VRDN, 0.08%, 06/01/45 (Put 05/07/21)(a)(b)	2,910	2,910,000
Tender Option Bond Trust Receipts/Certificates RB, 0.16%, 06/15/27 (Put 05/07/21)(a)(b)(c)	1,500	1,500,000
Texas Municipal Gas Acquisition & Supply Corp. III RB, 5.00%, 12/15/22	2,000	2,149,080
University of Texas System (The) RB, 0.12%, 05/20/21	4,000	3,999,956

		31,768,219

Washington — 0.2%
King County Housing Authority RB 3.00%, 06/01/21	365	365,683
3.00%, 06/01/22	250	256,647

		622,330

Wisconsin — 0.3%
Public Finance Authority RB 5.00%, 01/01/22	200	206,220
5.00%, 06/01/22	175	183,979
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 10/01/21	400	407,712

		797,911

Total Municipal Debt Obligations — 99.8% (Cost $274,739,368)		275,663,561

Money Market Funds

BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	58	57,702

Total Money Market Funds — 0.0% (Cost: $57,702)		57,702

Total Investments in Securities — 99.8% (Cost: $274,797,070)		275,721,263

Other Assets, Less Liabilities — 0.2%		473,910

Net Assets — 100.0%		$276,195,173

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Short Maturity Municipal Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$117,575	$—	$(59,975	)(a)	$101	$1	$57,702	58	$221	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$275,663,561	$—	$275,663,561
Money Market Funds	57,702	—	—	57,702

	$57,702	$275,663,561	$—	$275,721,263

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) April 30, 2021	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
CarMax Auto Owner Trust
Series 2020-1, Class A2, 1.87%, 04/17/23 (Call 10/15/23)	$1,316	$1,322,481
Series 2020-3, Class A2A, 0.49%, 06/15/23
(Call 09/15/23)	4,603	4,607,552
Series 2020-3, Class A2B, 0.36%, 06/15/23 (Call 09/15/23), (1 mo. LIBOR US + 0.250%)(a)	1,302	1,302,576
Series 20-4, Class A2A, 0.31%, 01/16/24 (Call 07/15/24)	13,647	13,652,610
Ford Credit Auto Lease Trust, Series 2020-B, Class A2A, 0.50%, 12/15/22 (Call 01/15/23)	17,884	17,901,341
Ford Credit Auto Owner Trust, Series 2020-B, Class A2, 0.50%, 02/15/23 (Call 12/15/23)	4,021	4,023,863
Honda Auto Receivables Owner Trust
Series 2020-2, Class A2, 0.74%, 11/15/22 (Call 07/15/23)	2,621	2,625,368
Series 20 3, Class A2, 0.27%, 02/21/23 (Call 10/18/23)	11,748	11,751,771

Total Asset-Backed Securities — 1.1% (Cost: $57,139,697)		57,187,562

Certificates of Deposit
Banco Santander SA
0.26%, 09/23/21	10,000	10,002,956
0.28%, 11/08/21	25,000	25,009,039
Bank of America N.A., 0.27%, 01/10/22	7,900	7,900,082
Bank of Montreal/Chicago IL
0.23%, 10/06/21, (3 mo. LIBOR US + 0.040%)(a)	22,000	22,003,737
0.25%, 08/10/21, (3 mo. LIBOR US + 0.050%)(a)	25,000	25,004,664
0.29%, 11/18/21, (3 mo. LIBOR US + 0.100%)(a)	5,000	5,002,448
Bank of Nova Scotia/Houston, 0.36%, 08/23/21, (3 mo. LIBOR US + 0.100%)(a)	15,000	15,004,160
Barclays Bank PLC
0.30%, 11/10/21	5,000	5,001,934
0.30%, 03/30/22	10,000	10,000,271
0.31%, 04/19/22	10,000	10,000,487
0.33%, 02/01/22	10,000	10,004,359
0.36%, 12/31/21	15,250	15,260,745
Bayerische Landesbank/New York, 0.67%, 02/03/22, (3 mo. LIBOR US + 0.470%)(a)	20,000	20,056,038
Canadian Imperial Bank of Commerce
0.24%, 11/08/21, (3 mo. LIBOR US + 0.100%)(a)	5,000	5,001,033
0.28%, 12/13/21(a)	3,000	3,001,656
0.31%, 07/23/21, (3 mo. LIBOR US + 0.140%)(a)	13,000	13,004,043
0.35%, 08/06/21, (3 mo. LIBOR US + 0.160%)(a)	3,500	3,501,430
0.35%, 08/06/21, (3 mo. LIBOR US + 0.160%)(a)	10,000	10,004,087
Citibank N.A., 0.25%, 09/08/21	1,000	1,000,374
Cooperatieve Rabobank UA/NY, 0.24%, 10/20/21, (3 mo. LIBOR US + 0.050%)(a)	17,000	17,003,940
Credit Agricole Corporate and Investment Bank/New York
0.43%, 07/15/21, (3 mo. LIBOR US + 0.210%)(a)	7,000	7,003,079
0.46%, 11/15/21, (SOFR + 0.400%)(a)	6,500	6,506,916
Credit Industriel et Commercial/New York 0.28%, 08/13/21	5,000	5,001,673
0.36%, 06/09/21, (3 mo. LIBOR US + 0.170%)(a)	5,000	5,001,100
0.37%, 06/18/21, (3 mo. LIBOR US + 0.180%)(a)	10,000	10,002,874
Credit Suisse AG/New York NY 0.23%, 04/08/22, (SOFR + 0.220%)(a)	5,000	4,994,767
0.30%, 12/29/21	4,000	3,999,136
0.31%, 11/16/21, (SOFR + 0.300%)(a)	8,000	8,000,994
0.34%, 11/01/21	20,000	20,004,766

Security	Par (000)	Value

0.36%, 08/03/21, (SOFR + 0.350%)(a)	$10,000	$10,003,592
0.50%, 10/28/22	15,000	15,000,000
HSBC Bank USA N.A., 0.38%, 11/17/21	8,000	8,008,343
Kookmin Bank/New York
0.34%, 02/07/22, (1 mo. LIBOR US + 0.230%)(a)	10,000	9,999,554
0.36%, 02/07/22, (1 mo. LIBOR US + 0.250%)(a)	4,500	4,500,517
0.48%, 10/22/21, (3 mo. LIBOR US + 0.300%)(a)	7,500	7,507,034
0.50%, 09/07/21, (3 mo. LIBOR US + 0.320%)(a)	9,000	9,006,813
0.68%, 07/22/21, (3 mo. LIBOR US + 0.500%)(a)	10,000	10,008,991
Korea Development Bank (The), 0.56%, 07/14/21,
(3 mo. LIBOR US + 0.370%)(a)	13,500	13,507,183
Landesbank Baden-Wuerttemberg, 0.24%, 10/22/21	15,000	15,002,394
Lloyds Bank Corporate Markets PLC/New York NY, 0.27%, 09/15/21,
(3 mo. LIBOR US + 0.100%)(a)	9,000	9,001,648
Mitsubishi UFJ Trust & Banking Corp., 0.26%, 05/10/21	12,000	12,000,500
Mizuho Bank Ltd. 0.23%, 11/18/21	12,000	12,001,339
0.24%, 11/03/21	5,000	5,000,957
Mizuho Bank Ltd./New York NY 0.23%, 01/28/22	10,000	9,999,256
0.28%, 06/04/21	7,000	7,001,135
0.33%, 10/29/21	10,000	10,007,003
0.34%, 08/16/21	6,000	6,003,345
Morgan Stanley Bank N.A., 0.31%, 08/25/21,
(SOFR + 0.300%)(a)	15,000	15,003,193
Natixis SA/New York NY
0.32%, 12/09/21, (3 mo. LIBOR US + 0.130%)(a)	3,000	3,001,618
0.34%, 11/16/21	10,000	10,007,363
Nordea Bank Abp/New York NY
0.31%, 02/28/22, (3 mo. LIBOR US + 0.120%)(a)	12,500	12,510,197
0.46%, 01/07/22, (3 mo. LIBOR US + 0.260%)(a)	6,500	6,510,563
Norinchukin Bank 0.24%, 11/16/21	18,000	18,003,086
0.25%, 01/20/22	7,000	7,000,616
Norinchukin Bank/New York, 0.19%, 11/18/21, (SOFR + 0.180%)(a)	8,250	8,249,466
Royal Bank of Canada/New York NY
0.25%, 10/08/21, (3 mo. LIBOR US + 0.050%)(a)	26,000	26,005,593
0.31%, 11/16/21	10,000	10,007,368
0.43%, 07/26/21	20,000	20,019,815
Shinhan Bank 0.33%, 02/10/22	5,000	5,000,427
0.33%, 02/11/22	10,750	10,750,921
Standard Chartered Bank/New York
0.22%, 10/01/21, (3 mo. LIBOR US + 0.030%)(a)	12,000	11,999,999
0.27%, 04/14/22(a)	10,000	10,000,000
0.29%, 04/25/22, (3 mo. LIBOR US + 0.090%)(a)	15,000	15,000,000
0.30%, 05/14/21	10,000	10,000,691
0.33%, 08/24/21, (3 mo. LIBOR US + 0.150%)(a)	10,750	10,754,267
0.41%, 11/23/21, (SOFR + 0.320%)(a)	20,000	20,016,665
0.43%, 08/27/21	8,000	7,994,450
Sumitomo Mitsui Banking Corp./New York
0.43%, 11/05/21, (3 mo. LIBOR US + 0.350%)(a)	23,500	23,537,780
0.61%, 10/12/21, (3 mo. LIBOR US + 0.380%)(a)	3,000	3,004,692
0.70%, 07/15/22	10,000	10,006,280
Sumitomo Mitsui Trust Bank Ltd., 0.31%, 05/17/21	15,000	14,999,235
Svenska Handelsbanken/New York NY
0.23%, 10/15/21, (3 mo. LIBOR US + 0.050%)(a)	10,000	10,001,799
0.28%, 11/22/21	5,000	5,003,167
0.30%, 06/16/21, (3 mo. LIBOR US + 0.110%)(a)	7,500	7,501,343
0.47%, 01/06/22, (3 mo. LIBOR US + 0.260%)(a)	14,500	14,522,489

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Swedbank AB/New York, 0.24%, 10/20/21,
(3 mo. LIBOR US + 0.050%)(a)	$10,000	$10,001,391
Toronto-Dominion Bank/NY 0.00%, 02/16/22 (Call 11/16/21),
(3 mo. LIBOR US + 0.200%)(a)	17,000	17,004,291
0.27%, 10/08/21 (Call 07/08/21),
(3 mo. LIBOR US + 0.700%)(a)	15,000	15,001,624
0.28%, 08/24/21, (3 mo. LIBOR US + 0.100%)(a)	10,000	10,003,359
0.29%, 07/07/21	5,000	5,002,357
0.40%, 08/16/21	8,000	8,006,428
0.43%, 07/28/21	20,000	20,015,320
0.43%, 08/03/21	13,000	13,010,526

Total Certificates of Deposit — 16.9% (Cost: $900,907,081)		901,300,771

Commercial Paper

Agilent Tech Inc., 0.12%, 05/04/21	27,000	26,999,550
Alinghi Funding Co. LLC 0.22%, 08/12/21	5,000	4,997,660
0.29%, 10/08/21	7,000	6,994,678
American Electric Power Inc. 0.24%, 05/17/21	12,000	11,999,076
0.25%, 07/12/21	8,400	8,395,929
0.27%, 06/14/21	20,000	19,994,875
0.27%, 07/13/21	20,000	19,990,174
American Honda Finance Corp., 0.25%, 06/03/21	10,000	9,998,102
Antalis SA, 0.23%, 08/03/21	7,000	6,996,453
ANZ New Zealand Int’l Ltd./London, 0.27%, 08/26/21,
(3 mo. LIBOR US + 0.090%)(a)(b)	10,000	10,001,999
ASB Finance Ltd./London, 0.28%, 07/22/21	7,000	6,998,418
AT&T Inc. 0.28%, 12/14/21	74,000	73,866,898
0.37%, 10/19/21	3,000	2,996,202
0.43%, 12/16/21	12,000	11,978,150
Banco Santander SA, 0.21%, 06/18/21	15,000	14,997,713
Barclays Capital Inc., 0.38%, 01/18/22	25,000	24,955,071
BNZ International Funding Ltd./London, 0.29%, 09/10/21	4,750	4,747,771
BPCE SA 0.30%, 05/13/21	10,000	9,999,711
0.34%, 12/01/21	12,000	11,985,523
0.34%, 12/09/21	8,000	7,989,891
0.40%, 06/16/21	5,000	4,999,354
0.47%, 07/01/21	10,000	9,998,088
Brookfield BRP Holidngs, 0.36%, 06/08/21	17,299	17,295,346
Brookfield Infrastructure Holding, 0.36%, 05/10/21	18,995	18,994,050
Caisse d’Amortissement de la Dette Sociale 0.37%, 07/23/21	5,000	4,998,320
0.48%, 06/15/21	15,000	14,997,777
Canadian Imperial Bank of Commerce, 0.24%, 08/03/21,
(3 mo. LIBOR US + 0.070%)(a)(b)	20,000	20,003,537
Cancara Asset Security LLC, 0.27%, 05/24/21	2,000	1,999,840
Centerpoint Energy Resources Corp., 0.13%, 05/03/21	80,000	79,999,134
Collateralized Commpercial Paper Flex Co. LLC, 0.34%, 12/06/21	6,000	5,992,960
Collateralized Commpercial Paper V Co., 0.31%, 08/19/21	10,000	9,995,344
Concord Minutemen Capital 0.32%, 03/01/22	24,000	23,949,167
0.39%, 06/14/21	5,000	4,999,125

Security	Par (000)	Value

Crown Point Capital Co. LLC 0.33%, 01/12/22(b)	$13,250	$13,260,413
0.34%, 12/08/21, (3 mo. LIBOR US + 0.160%)(a)(b)	9,000	9,004,295
DBS Group Holdings Ltd., 0.31%, 09/07/21	22,700	22,685,409
Electricite De France, 0.28%, 06/28/21	5,395	5,393,002
Electricite DE France SA, 0.28%, 06/04/21	34,605	34,599,348
Enbridge Inc. 0.21%, 05/11/21	9,000	8,999,574
0.21%, 05/24/21	11,845	11,843,642
0.24%, 06/14/21	15,635	15,630,994
0.26%, 05/10/21	7,269	7,268,689
0.30%, 07/06/21	13,000	12,994,314
Enel Finance America 0.35%, 09/22/21	20,000	19,976,075
0.35%, 09/24/21	10,000	9,987,832
0.35%, 11/09/21	11,750	11,729,590
0.35%, 11/16/21	1,250	1,247,729
0.37%, 04/22/22	10,600	10,561,317
0.38%, 08/06/21	10,000	9,992,786
0.41%, 04/20/22	4,400	4,384,076
Enel Finance America LLC 0.35%, 05/06/21	9,250	9,249,769
0.35%, 05/13/21	4,000	3,999,773
0.40%, 07/08/21	6,650	6,646,954
0.40%, 07/09/21	12,000	11,994,400
0.40%, 07/21/21	7,680	7,675,592
0.40%, 07/28/21	7,680	7,675,082
Engie SA 0.31%, 07/01/21	4,250	4,248,602
0.31%, 07/06/21	10,580	10,576,219
EXXON Mobil Corp., 0.27%, 07/02/21	20,000	19,997,865
Fairway Finance Corp., 0.26%, 07/07/21	11,000	10,996,613
Fidelity National Information Services Inc.
0.25%, 05/19/21	22,115	22,113,074
0.26%, 06/02/21	25,000	24,995,761
0.27%, 06/07/21	12,000	11,997,555
0.31%, 05/03/21	16,000	15,999,800
0.33%, 05/18/21	20,000	19,998,360
FMS Wertmanagement, 0.25%, 05/14/21	14,000	13,999,728
Goldman Sachs Bank USA/New York NY
0.33%, 01/14/22	8,400	8,385,617
0.35%, 12/22/21	12,000	11,981,592
Hitachi Capital America 0.30%, 06/23/21	24,397	24,388,949
0.30%, 06/30/21	7,163	7,160,196
HSBC Bank PLC 0.27%, 02/02/22	10,000	9,982,857
0.32%, 09/13/21, (3 mo. LIBOR US + 0.140%)(a)(b)	5,000	5,002,015
0.33%, 08/31/21, (3 mo. LIBOR US + 0.140%)(a)(b)	7,000	7,002,728
0.33%, 01/03/22	13,000	12,980,656
0.34%, 11/05/21, (3 mo. LIBOR US + 0.140%)(a)(b)	12,000	12,005,425
0.40%, 08/06/21, (3 mo. LIBOR US + 0.210%)(a)(b)	10,000	10,004,853
0.41%, 07/20/21, (3 mo. LIBOR US + 0.220%)(a)(b)	5,000	5,002,138
0.44%, 08/02/21	15,000	14,992,010
0.45%, 06/09/21, (3 mo. LIBOR US + 0.260%)(a)(b)	15,000	15,003,897
Hyundai Capital America 0.32%, 06/21/21	25,000	24,993,247
0.32%, 07/28/21	3,750	3,747,970
0.33%, 09/20/21	10,325	10,314,419
0.35%, 12/16/21	9,600	9,580,373
0.37%, 10/26/21	17,500	17,475,723

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Landesbank Baden-Wuerttemberg 0.30%, 05/17/21	$20,000	$19,999,084
0.30%, 06/04/21	10,000	9,998,804
LIME Funding LLC, 0.31%, 06/01/21	12,000	11,998,667
Lloyds Bank PLC, 0.21%, 05/17/21, (SOFR + 0.200%)(a)(b)	5,000	5,000,283
LVMH Moet Hennessy Louis Vuitton SE 0.38%, 07/19/21	10,000	9,997,622
0.38%, 07/27/21	20,700	20,694,485
Macquarie Bank Ltd. 0.27%, 04/29/22	15,000	14,965,268
0.30%, 11/12/21, (3 mo. LIBOR US + 0.100%)(a)(b)	5,000	5,001,826
0.35%, 11/18/21	10,000	9,988,946
0.35%, 11/19/21	15,000	14,983,253
National Australia Bank Ltd., 0.32%, 07/08/21, (3 mo. LIBOR US + 0.120%)(a)	5,000	5,001,977
National Bank of Canada, 0.25%, 08/11/21, (3 mo. LIBOR US + 0.050%)(a)(b)	20,000	20,002,154
Natwest Market PLC 0.40%, 06/22/21	25,000	24,993,817
0.40%, 01/04/22	13,050	13,024,817
0.40%, 01/27/22	20,000	19,954,667
PPG Industries, 0.23%, 06/21/21	13,200	13,195,863
PPG Industries Inc., 0.42%, 08/02/21	25,364	25,346,582
PPL Capital Funding Inc., 0.13%, 05/05/21	30,000	29,999,375
Pure Grove Funding LLC, 0.33%, 06/07/21	7,000	6,999,032
Reckitt Benckiser Treasury Services PLC 0.27%, 09/22/21	8,875	8,863,883
0.27%, 09/23/21	8,875	8,863,698
0.27%, 09/24/21	5,250	5,243,226
Ridgefield Funding Co. LLC 0.23%, 11/02/21	7,000	6,992,767
0.29%, 06/07/21	15,000	14,997,926
Rogers Communications Inc., 0.55%, 08/26/21	6,170	6,164,378
Royal Bank of Canada, 0.65%, 05/03/21	5,000	4,999,983
Salisbury Receivables Co. LLC, 0.26%, 02/18/22, (SOFR + 0.250%)(a)(b)	10,000	10,000,009
Shell International Finance BV 0.40%, 07/08/21	15,000	14,996,751
0.50%, 06/09/21	17,000	16,998,055
0.52%, 06/22/21	22,500	22,496,423
Shinhan Bank, 0.23%, 09/10/21	15,000	14,984,373
Societe Generale SA
0.29%, 01/31/22, (3 mo. LIBOR US + 0.100%)(a)(b)	10,000	10,004,270
0.30%, 06/02/21	20,000	19,998,313
0.30%, 07/01/21	15,000	14,997,132
0.31%, 05/03/22	10,000	9,968,907
0.35%, 01/10/22	10,000	9,982,910
0.37%, 12/13/21	15,000	14,978,760
0.51%, 06/08/21, (3 mo. LIBOR US + 0.330%)(a)(b)	17,000	17,005,616
Spire Inc., 0.20%, 05/03/21	5,000	4,999,938
Suncor Energy Inc. 0.27%, 06/09/21	3,490	3,489,236
0.28%, 05/03/21	4,300	4,299,946
0.28%, 05/05/21	5,000	4,999,896
0.28%, 05/10/21	6,000	5,999,743
0.28%, 05/17/21	8,950	8,949,311
0.37%, 05/13/21	10,000	9,999,433
Svenska Handelsbanken/New York NY, 0.30%, 12/08/21	8,000	7,991,416
Telstra Corp. Ltd. 0.30%, 09/22/21	6,200	6,194,681
0.31%, 02/10/22	19,200	19,155,308

Security	Par (000)	Value

TELUS Corp. 0.27%, 07/13/21	$7,390	$7,386,369
0.27%, 07/20/21	7,600	7,595,828
0.32%, 06/14/21	10,000	9,997,438
The Western Union Co., 0.15%, 05/03/21	17,000	16,999,739
UBS AG/London
0.00%, 01/11/22, (SOFR + 0.250%)(a)(b)	15,000	15,002,153
0.30%, 03/11/22	2,500	2,494,772
0.31%, 10/14/21, (3 mo. LIBOR US + 0.120%)(a)(b)	18,000	18,006,435
0.32%, 11/12/21, (3 mo. LIBOR US + 0.120%)(a)(b)	12,000	12,004,383
0.34%, 11/18/21, (3 mo. LIBOR US + 0.150%)(a)(b)	10,000	10,005,384
0.36%, 07/09/21, (3 mo. LIBOR US + 0.170%)(a)(b)	15,000	15,001,483
0.36%, 12/02/21, (3 mo. LIBOR US + 0.170%)(a)(b)	12,000	12,005,566
Volkswagen Group of America Finance LLC 0.52%, 10/25/21	35,000	34,910,184
0.52%, 11/08/21	15,000	14,958,080
0.52%, 11/10/21	8,000	7,977,367
VW CR Inc., 0.20%, 05/10/21	10,000	9,999,572
Waste Management Inc. 0.40%, 08/09/21	22,000	21,984,631
0.45%, 09/10/21	43,000	42,962,032
Westpac Banking Corp., 0.19%, 05/28/21,
(3 mo. LIBOR US + 0.090%)(a)(b)	8,000	8,000,746

Total Commercial Paper — 37.4% (Cost: $1,993,297,874)		1,993,889,755

Corporate Bonds & Notes

Aerospace & Defense — 0.2%
General Dynamics Corp., 3.88%, 07/15/21 (Call 06/01/21)	4,156	4,167,297
Raytheon Technologies Corp., 2.80%, 03/15/22 (Call 02/15/22)	6,000	6,119,294

		10,286,591

Agriculture — 0.2%
Cargill Inc., 0.40%, 02/02/24 (Call 01/02/24)(b)	10,165	10,122,591

Auto Manufacturers — 5.2%
American Honda Finance Corp.
0.31%, 01/21/22, (3 mo. LIBOR US + 0.120%)(a)	7,000	7,001,367
0.33%, 02/22/23, (3 mo. LIBOR US + 0.150%)(a)	8,820	8,812,934
0.53%, 06/11/21, (3 mo. LIBOR US + 0.350%)(a)	4,120	4,121,686
0.60%, 09/08/23, (3 mo. LIBOR US + 0.420%)(a)	5,790	5,816,402
0.64%, 02/15/22, (3 mo. LIBOR US + 0.450%)(a)	14,400	14,444,121
0.65%, 09/08/23	20,000	20,116,875
2.20%, 06/27/22	10,100	10,329,393
BMW U.S. Capital LLC
0.70%, 08/13/21, (3 mo. LIBOR US + 0.500%)(a)(b)	5,000	5,006,908
0.80%, 04/01/24(b)	3,350	3,366,270
1.85%, 09/15/21 (Call 08/15/21)(b)	10,000	10,047,425
2.70%, 04/06/22 (Call 03/06/22)(b)	5,000	5,103,696
2.95%, 04/14/22(b)	5,000	5,126,185
BMW US Capital LLC, 0.54%, 04/01/24, (SOFR + 0.530%)(a)(b)	18,115	18,214,180
Daimler Finance North America LLC 0.75%, 03/01/24(b)	26,690	26,609,262
2.00%, 07/06/21(b)	3,000	3,008,995
3.40%, 02/22/22(b)	5,000	5,121,097
Hyundai Capital America 0.80%, 04/03/23(b)	8,470	8,465,932
2.38%, 02/10/23(b)	7,560	7,761,928
2.85%, 11/01/22(b)	3,440	3,544,285

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.75%, 07/08/21(b)	$8,500	$8,545,056
PACCAR Financial Corp.
0.46%, 05/10/21, (3 mo. LIBOR US + 0.260%)(a)	680	680,034
0.80%, 06/08/23	2,760	2,785,013
3.10%, 05/10/21	915	915,444
Toyota Motor Credit Corp. 0.31%, 06/13/22, (SOFR + 0.300%)(a)	15,000	15,020,337
0.32%, 08/13/21, (3 mo. LIBOR US + 0.125%)(a)	15,345	15,348,497
0.35%, 02/14/22, (3 mo. LIBOR US + 0.150%)(a)	16,790	16,803,520
0.35%, 10/14/22, (SOFR + 0.340%)(a)	13,000	13,026,650
0.45%, 07/22/22	6,580	6,595,841
0.49%, 10/07/21, (3 mo. LIBOR US + 0.290%)(a)	12,500	12,513,104
Volkswagen Group of America Finance LLC 0.75%, 11/23/22(b)	11,350	11,387,752
1.05%, 09/24/21, (3 mo. LIBOR US + 0.860%)(a)(b)	3,870	3,882,006
2.50%, 09/24/21(b)	430	433,727

		279,955,922

Auto Parts & Equipment — 0.0%
Toyota Industries Corp., 3.11%, 03/12/22 (Call 02/12/22)(b)	1,000	1,021,689

Banks — 15.1%
ABN AMRO Bank NV
0.76%, 08/27/21, (3 mo. LIBOR US + 0.570%)(a)(b)	3,000	3,004,830
3.40%, 08/27/21(b)	4,060	4,100,416
ANZ New Zealand Int’l Ltd./London
1.19%, 07/28/21, (3 mo. LIBOR US + 1.010%)(a)(b)	4,000	4,008,982
2.13%, 07/28/21(b)	2,619	2,630,715
Australia & New Zealand Banking Group Ltd./New York NY, 2.55%, 11/23/21	2,000	2,025,840
Bank of America Corp. 3.12%, 01/20/23 (Call 01/20/22),
(3 mo. LIBOR US + 1.160%)(a)	1,615	1,647,110
5.00%, 05/13/21	10,000	10,011,992
Banque Federative du Credit Mutuel SA, 1.96%, 07/21/21(b)	7,000	7,025,409
BNZ International Funding Ltd./London, 2.90%, 02/21/22(b)	3,700	3,777,744
BPCE SA 0.45%, 02/17/22, (SOFR + 0.440%)(a)(b)	7,300	7,310,652
2.75%, 12/02/21	11,945	12,117,186
2.75%, 01/11/23(b)	4,000	4,158,744
Canadian Imperial Bank of Commerce, 0.91%, 06/16/22,
(3 mo. LIBOR US + 0.720%)(a)	3,480	3,505,090
Capital One N.A., 2.95%, 07/23/21 (Call 06/23/21)	4,500	4,516,605
Citibank N.A., 0.74%, 07/23/21 (Call 06/23/21),
(3 mo. LIBOR US + 0.570%)(a)	2,000	2,001,368
Citigroup Inc.
0.88%, 11/04/22 (Call 11/04/21), (SOFR + 0.870%)(a)	5,000	5,014,000
2.31%, 11/04/22 (Call 11/04/21), (SOFR + 0.867%)(a)	5,000	5,046,597
2.75%, 04/25/22 (Call 03/25/22)	5,000	5,111,550
Cooperatieve Rabobank U.A., 3.88%, 02/08/22	1,925	1,978,283
Credit Agricole Corporate & Investment Bank SA, 0.40%, 01/15/23 (Call 01/15/22)	12,000	11,991,613
Credit Agricole Corporate and Investment Bank/New York, 0.00% 09/09/21,
(3 mo. LIBOR US + 0.480%)(a)	12,425	12,445,780
Credit Industriel Et Commercial, 0.00% 02/22/22	22,000	21,954,022
Credit Suisse AG/New York NY 0.40%, 02/02/24, (SOFR + 0.390%)(a)	15,000	14,943,600
0.46%, 02/04/22, (SOFR + 0.450%)(a)	16,000	15,992,963
0.50%, 02/02/24	5,335	5,293,002
1.00%, 05/05/23	5,000	5,045,713

Security	Par (000)	Value

Banks (continued)
2.10%, 11/12/21	$6,855	$6,919,148
2.80%, 04/08/22	6,300	6,444,302
DBS Group Holdings Ltd., 2.85%, 04/16/22(b)	3,267	3,332,471
DNB Bank ASA
0.81%, 12/02/22, (3 mo. LIBOR US + 0.620%)(a)(b)	5,000	5,041,101
2.15%, 12/02/22(b)	9,455	9,718,951
2.38%, 06/02/21(b)	4,450	4,457,851
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, 0.00% 02/17/22,
(3 mo. LIBOR US + 0.200%)(a)	27,000	27,010,593
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)	4,560	4,671,780
Goldman Sachs Group Inc. (The) 0.52%, 03/08/23 (Call 03/08/22)	20,000	20,019,433
5.25%, 07/27/21	5,000	5,057,650
0.48%, 01/27/23 (Call 01/27/22)	5,000	5,002,924
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(a)	10,000	10,012,527
Series FRN, 0.42%, 01/27/23 (Call 01/27/22),
(SOFR + 0.410%)(a)	12,000	11,997,494
Series FRN, 0.56%, 11/17/23 (Call 11/17/22), (SOFR + 0.540%)(a)	7,000	6,998,987
ING Bank NV, 2.05%, 08/15/21(b)	5,865	5,894,553
JPMorgan Chase & Co.
0.59%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)	20,000	20,052,800
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)	10,000	10,034,171
3.21%, 04/01/23 (Call 04/01/22),
(3 mo. LIBOR US + 0.695%)(a)	4,118	4,225,554
3.51%, 06/18/22 (Call 06/18/21),
(3 mo. LIBOR US + 0.610%)(a)	7,972	8,004,218
KeyBank N.A./Cleveland OH, 3.30%, 02/01/22	2,115	2,162,889
Kookmin Bank/Seoul, 0.46%, 08/03/22,
(SOFR + 0.450%)(a)(b)	10,535	10,539,803
Korea Development Bank (The) 0.54%, 02/18/23,
(3 mo. LIBOR US + 0.350%)(a)	16,455	16,470,504
0.56%, 03/21/22, (SOFR + 0.550%)(a)(b)	12,500	12,529,011
Lloyds Bank Corporate Markets PLC/New York NY, 0.00% 07/19/21,
(3 mo. LIBOR US + 0.550%)(a)	4,000	4,004,304
Lloyds Bank PLC, 3.30%, 05/07/21	3,000	3,000,761
Macquarie Bank Ltd. 0.44%, 12/16/22(b)	7,460	7,465,915
0.63%, 11/24/21, (3 mo. LIBOR US + 0.450%)(a)(b)	26,000	26,048,994
2.10%, 10/17/22(b)	9,450	9,691,737
Mitsubishi UFJ Financial Group Inc. 2.62%, 07/18/22	3,335	3,425,597
3.00%, 02/22/22	4,975	5,082,053
3.54%, 07/26/21	2,500	2,518,974
Mizuho Bank Ltd./New York NY, 0.00% 07/16/21,
(3 mo. LIBOR US + 0.500%)(a)	3,000	3,003,040
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(a)	10,000	9,993,990
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(a)	15,000	15,017,171
0.71%, 01/20/23 (Call 01/20/22), (SOFR + 0.700%)(a)	32,000	32,063,383
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(a)	30,000	30,071,974
0.84%, 06/10/22 (Call 06/10/21), (SOFR + 0.830%)(a)	5,000	5,003,213
2.63%, 11/17/21	6,000	6,076,060
MUFG Bank Ltd., 2.85%, 09/08/21(b)	5,674	5,723,832
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	4,000	4,093,908
National Australia Bank Ltd., 0.59%, 12/13/22,
(3 mo. LIBOR US + 0.410%)(a)(b)	3,500	3,516,121
National Australia Bank Ltd./New York 1.88%, 07/12/21	5,000	5,016,300
1.88%, 12/13/22	4,460	4,574,961

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.38%, 09/20/21	$2,100	$2,123,772
3.70%, 11/04/21	3,035	3,084,501
National Westminster Bank PLC, 0.00% 11/01/21	25,000	24,970,871
Nordea Bank Abp
1.00%, 06/09/23(b)	3,135	3,172,928
2.25%, 05/27/21(b)	4,250	4,255,670
Nordea Bank Abp/New York NY
0.00%, 01/28/22, (3 mo. LIBOR US + 0.230%)(a)	10,000	10,015,443
0.00%, 01/27/23	8,000	8,023,392
Santander UK PLC
2.10%, 01/13/23	2,105	2,165,814
3.40%, 06/01/21	10,391	10,415,641
3.75%, 11/15/21	5,000	5,090,978
Skandinaviska Enskilda Banken AB
0.62%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(b)	4,000	4,000,593
0.83%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(b)	3,000	3,023,190
2.20%, 12/12/22(b)	2,845	2,930,302
3.05%, 03/25/22(b)	3,000	3,071,730
Sumitomo Mitsui Banking Corp., 3.95%, 01/12/22(b)	2,000	2,050,119
Sumitomo Mitsui Banking Corp./New York
0.00%, 09/10/21, (3 mo. LIBOR US + 0.440%)(a)	5,000	5,007,403
0.00%, 11/05/21, (3 mo. LIBOR US + 0.370%)(a)	2,000	2,003,416
0.00%, 11/12/21, (3 mo. LIBOR US + 0.350%)(a)	5,000	5,008,349
0.54%, 07/12/21, (3 mo. LIBOR US + 0.350%)(a)	5,000	5,003,448
Sumitomo Mitsui Financial Group Inc., 0.51%, 01/12/24	3,580	3,572,357
Sumitomo Mitsui Trust Bank Ltd., 0.80%, 09/12/23(b)	12,744	12,800,920
Suncorp-Metway Ltd., 2.80%, 05/04/22(b)	895	916,535
Svenska Handelsbanken AB, 0.63%, 06/30/23(b)	6,310	6,340,156
Swedbank AB
0.60%, 09/25/23(b)	10,000	9,989,700
1.30%, 06/02/23(b)	6,680	6,784,747
Truist Bank, 1.25%, 03/09/23 (Call 02/09/23)	15,000	15,262,191
U.S. Bank NA/Cincinnati OH, 0.62%, 05/23/22 (Call 04/23/22), (3 mo. LIBOR US + 0.440%)(a)	4,750	4,769,245
UBS AG/London
0.38%, 02/09/24, (SOFR + 0.360%)(a)(b)	5,000	5,000,661
0.45%, 02/09/24(b)	7,000	6,956,805
1.75%, 04/21/22 (Call 03/21/22)(b)	6,085	6,164,011
Wells Fargo & Co.
1.20%, 07/26/21, (3 mo. LIBOR US + 1.025%)(a)	1,750	1,753,787
2.10%, 07/26/21	2,000	2,008,720
Wells Fargo Bank N.A.
0.69%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.510%)(a)	2,000	2,004,007
0.85%, 09/09/22 (Call 09/09/21), (3 mo. LIBOR US + 0.660%)(a)	15,000	15,032,793
2.90%, 05/27/22 (Call 05/27/21), (3 mo. LIBOR US + 0.610%)(a)	13,910	13,933,684
Westpac Banking Corp.
2.00%, 08/19/21	7,245	7,283,157
2.00%, 01/13/23	2,375	2,445,370

		807,087,215

Beverages — 0.8%
Coca-Cola European Partners PLC, 0.50%, 05/05/23(b)	42,000	41,981,581
PepsiCo Inc., 0.75%, 05/01/23	1,615	1,631,166

		43,612,747

Biotechnology — 0.7%
Gilead Sciences Inc.
0.33%, 09/17/21, (3 mo. LIBOR US + 0.150%)(a)	14,100	14,103,560

Security	Par (000)	Value

Biotechnology (continued)
0.71%, 09/29/23 (Call 09/29/21), (3 mo. LIBOR US + 0.520%)(a)	$10,800	$10,811,186
0.75%, 09/29/23 (Call 09/29/21)	10,295	10,312,922

		35,227,668

Chemicals — 0.0%
Air Liquide Finance SA, 1.75%, 09/27/21 (Call 08/27/21)(b)	3,000	3,014,110

Computers — 0.3%
International Business Machines Corp., 0.59%, 05/13/21, (3 mo. LIBOR US + 0.400%)(a)	14,000	14,001,477

Diversified Financial Services — 0.5%
American Express Co., 0.80%, 11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.600%)(a)	10,193	10,215,570
DNB Bank ASA/New York, 0.00% 07/19/21, (3 mo. LIBOR US + 0.220%)(a)	13,000	13,006,858
LSEGA Financing PLC, 0.65%, 04/06/24 (Call 03/06/24)(b)	3,895	3,886,684

		27,109,112

Electric — 4.8%
Dominion Energy Inc.
Series C, 2.00%, 08/15/21 (Call 07/15/21)	5,034	5,048,734
Series D, 0.71%, 09/15/23 (Call 09/15/21), (3 mo. LIBOR US + 0.530%)(a)	30,560	30,579,222
Duke Energy Corp., 2.40%, 08/15/22 (Call 07/15/22)	5,000	5,116,550
Duke Energy Progress LLC, Series A, 0.37%, 02/18/22 (Call 05/11/21),
(3 mo. LIBOR US + 0.180%)(a)	37,641	37,633,602
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 02/15/22)	12,627	12,859,904
Florida Power & Light Co., 0.56%, 07/28/23 (Call 06/01/21), (3 mo. LIBOR US + 0.380%)(a)	11,470	11,470,468
NextEra Energy Capital Holdings Inc.
0.45%, 02/22/23 (Call 08/22/21), (3 mo. LIBOR US + 0.270%)(a)	45,000	45,004,798
0.55%, 03/01/23, (SOFR + 0.540%)(a)	9,305	9,332,597
0.67%, 05/04/21, (3 mo. LIBOR US + 0.480%)(a)	39,250	39,250,000
0.91%, 02/25/22, (3 mo. LIBOR US + 0.720%)(a)	3,000	3,013,183
1.95%, 09/01/22	15,000	15,316,104
2.40%, 09/01/21	5,925	5,966,774
2.90%, 04/01/22	2,260	2,313,722
PPL Electric Utilities Corp., 0.44%, 09/28/23 (Call 09/28/22), (3 mo. LIBOR US + 0.250%)(a)	8,710	8,713,677
WEC Energy Group Inc., 0.55%, 09/15/23	16,705	16,721,474
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)	7,560	7,577,169

		255,917,978

Electronics — 0.5%
Honeywell International Inc.
0.41%, 08/19/22 (Call 08/19/21), (3 mo. LIBOR US + 0.230%)(a)	10,460	10,466,933
0.48%, 08/19/22 (Call 08/19/21)	18,330	18,346,045

		28,812,978

Gas — 0.9%
Atmos Energy Corp.
0.57%, 03/09/23 (Call 09/09/21), (3 mo. LIBOR US + 0.380%)(a)	23,770	23,783,411
0.63%, 03/09/23 (Call 09/09/21)	8,175	8,182,696
CenterPoint Energy Resources Corp., 0.70%, 03/02/23 (Call 09/02/21)	15,935	15,944,672

		47,910,779

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services — 0.1%
Roche Holdings Inc., 0.25%, 03/05/24,
(SOFR + 0.240%)(a)(b)	$5,370	$5,373,541

Insurance — 2.5%
Jackson National Life Global Funding, 0.61%, 01/06/23, (SOFR + 0.600%)(a)(b)	26,000	26,109,302
MassMutual Global Funding II, 0.85%, 06/09/23(b)	8,328	8,404,953
MET Tower Global Funding, 0.56%, 01/17/23,
(SOFR + 0.550%)(a)(b)	22,000	22,110,942
Metropolitan Life Global Funding I 0.33%, 01/07/24, (SOFR + 0.320%)(a)(b)	27,000	27,058,320
0.36%, 09/08/22, (SOFR + 0.350%)(a)(b)	23,000	23,074,180
0.58%, 01/13/23, (SOFR + 0.570%)(a)(b)	16,460	16,550,261
Protective Life Global Funding 0.50%, 04/12/23(b)	8,120	8,130,323
0.63%, 10/13/23(b)	4,820	4,831,488

		136,269,769

Machinery — 0.9%
Caterpillar Financial Services Corp.
0.40%, 11/12/21, (3 mo. LIBOR US + 0.200%)(a)	7,000	7,008,943
0.41%, 01/06/22, (3 mo. LIBOR US + 0.220%)(a)	2,085	2,087,133
0.93%, 05/13/22, (3 mo. LIBOR US + 0.735%)(a)	5,000	5,031,120
0.95%, 05/13/22	12,000	12,089,128
Series I, 2.65%, 05/17/21	8,810	8,818,035
John Deere Capital Corp., 0.55%, 07/05/22	11,060	11,098,995

		46,133,354

Manufacturing — 0.4%
Siemens Financieringsmaatschappij NV, 0.44%, 03/11/24, (SOFR + 0.43%)(a)(b)	18,980	19,095,153

Media — 0.1%
Walt Disney Co. (The), 0.44%, 09/01/21,
(3 mo. LIBOR US + 0.250%)(a)	4,320	4,323,307

Oil & Gas — 0.8%
Chevron Corp., 1.14%, 05/11/23	4,510	4,586,866
Chevron USA Inc., 0.40%, 08/11/23,
(3 mo. LIBOR US + 0.200%)(a)	37,065	37,151,322

		41,738,188

Oil & Gas Services — 0.0%
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(b)	2,500	2,578,575

Pharmaceuticals — 1.1%
AbbVie Inc.
0.53%, 05/21/21, (3 mo. LIBOR US + 0.350%)(a)	9,000	9,001,191
2.15%, 11/19/21	23,000	23,226,161
3.45%, 03/15/22 (Call 01/15/22)	5,442	5,558,400
5.00%, 12/15/21 (Call 09/16/21)	7,000	7,124,932
Bristol-Myers Squibb Co., 2.55%, 05/14/21	8,000	8,005,325
Merck & Co. Inc., 2.35%, 02/10/22	1,998	2,030,396
Pfizer Inc., 3.00%, 09/15/21	1,670	1,686,870

		56,633,275

Pipelines — 0.4%
Enbridge Inc., 0.41%, 02/17/23, (SOFR + 0.400%)(a)	11,350	11,364,374
Enterprise Products Operating LLC, 3.50%, 02/01/22	7,565	7,741,520

		19,105,894

Retail — 1.0%
7-Eleven Inc., 0.65%, 08/10/22 (Call 08/10/21),
(3 mo. LIBOR US + 0.450%)(a)(b)	51,240	51,271,258

Security	Par (000)	Value

Savings & Loans — 0.5%
Nationwide Building Society 0.55%, 01/22/24(b)	$16,520	$16,472,711
2.00%, 01/27/23(b)	10,890	11,190,515

		27,663,226

Semiconductors — 0.2%
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	9,905	9,923,209

Software — 0.2%
Adobe Inc., 1.70%, 02/01/23	4,010	4,110,536
Oracle Corp., 1.90%, 09/15/21 (Call 08/15/21)	5,000	5,023,355
Roper Technologies Inc., 0.45%, 08/15/22	2,390	2,393,119

		11,527,010

Telecommunications — 1.1%
Bell Canada, Series US-3, 0.75%, 03/17/24	15,081	15,064,199
NTT Finance Corp., 0.58%, 03/01/24(b)	6,005	5,996,703
Rogers Communications Inc., 0.79%, 03/22/22,
(3 mo. LIBOR US + 0.600%)(a)	18,675	18,737,055
Verizon Communications Inc. 0.51%, 03/22/24, (SOFR + 0.500%)(a)	16,955	17,026,612
0.75%, 03/22/24	3,580	3,593,806

		60,418,375

Transportation — 0.1%
Ryder System Inc., 2.88%, 06/01/22 (Call 05/01/22)	4,899	5,019,914

Total Corporate Bonds & Notes — 38.6% (Cost: $2,054,560,106)		2,061,154,905

Municipal Debt Obligations

Arizona — 0.1%
County of Pima AZ COP 0.38%, 12/01/21	1,950	1,949,513
0.48%, 12/01/22	1,020	1,019,612

		2,969,125

California — 0.1%
California Health Facilities Financing Authority RB, 0.42%, 06/01/22	2,400	2,402,592
Port of Oakland RB, 0.82%, 05/01/23	480	482,107

		2,884,699

Connecticut — 0.0%
Connecticut Housing Finance Authority RB, Class A4, 0.30%, 11/15/22 ( 01/15/22)	580	580,052
State of Connecticut GO, Series A, 3.00%, 07/01/21	1,800	1,807,722

		2,387,774

Hawaii — 0.1%
State of Hawaii GO, 0.43%, 10/01/22	4,945	4,959,390

New York — 2.3%
City of New York NY GO
Class A2 0.31%, 08/01/21	13,350	13,351,201
Class B2 0.40%, 11/01/21	4,990	4,991,846
Class D 0.43%, 08/01/22	5,575	5,577,063
Long Island Power Authority RB 0.66%, 03/01/22 (Call 06/01/21)	665	664,421
0.76%, 03/01/23 (Call 06/01/22)	1,290	1,287,730
Mizuho Floater/Residual Trust RB
VRDN, 0.47%, 02/01/23 (Put 06/01/21)(b)(c)	13,000	13,000,000
VRDN, 0.47%, 07/01/25 (b)(c)	6,000	6,000,000
VRDN, 0.47%, 09/01/27 (b)(c)	10,990	10,990,378
0.47%, 12/01/58 ( 12/01/21)(b)(c)	3,500	3,500,000

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
VRDN, 0.47%, 03/01/31 (b)(c)	$18,000	$18,000,000
VRDN, 0.47%, 03/01/31 (b)(c)	9,090	9,090,000
VRDN, 0.47%, 02/15/41 (Put 06/01/21)(b)(c)	3,992	3,992,424
VRDN, 0.47%, 11/01/56 (Put 03/01/22)(b)(c)	250	250,000
Port Authority of New York & New Jersey RB, Series AAA, 1.09%, 07/01/23	12,570	12,743,592
Taxable Municipal Funding Trust RB
0.36%, 01/16/25 (Put 04/30/21)(b)(c)	2,265	2,265,000
0.36%, 04/01/25 (Put 10/03/21)(b)(c)	355	355,000
VRDN, 0.36%, 09/01/30 (Put 05/01/25)(b)(c)	8,380	8,380,000
VRDN, 0.36%, 04/15/26 (b)(c)	7,500	7,500,000
VRDN, VRDN, 0.36%, 02/01/31 (b)(c)	400	400,000
VRDN, VRDN, 0.36%, 11/15/54 (Put 11/15/26)(b)(c)	750	750,000

		123,088,655

Texas — 0.2%
City of Houston Texas Airport System Revenue RB, 0.88%, 07/01/22	690	693,353
Dallas FT Worth International Airport, RB, 0.00%, 08/25/21	11,335	11,336,439

		12,029,792

Total Municipal Debt Obligations — 2.8% (Cost $148,117,235)		148,319,435

Repurchase Agreements(a)(d)

Bank of America Securities Inc., 0.37%, 05/03/21, (Purchased on 04/30/21 to be repurchased at $35,001,079, collateralized by non-agency mortgage-backed security, 0.36% to 5.88%, due 09/15/25 to 01/25/70, par and fair value of $80,098,840 and $38,040,835, respectively)	35,000	35,000,000
Bank of America Securities Inc., 0.65%, 05/03/21, (Purchased on 04/30/21 to be repurchased at $7,000,379, collateralized by non-agency mortgage-backed security, 3.00%, due 10/25/58, par and fair value of $10,953,365 and $8,400,001, respectively)	7,000	7,000,000
BNP Paribas, 0.43%, 05/03/21, (Purchased on 04/30/21 to be repurchased at $20,000,717, collateralized by non-agency mortgage-backed security, 3.09% to 10.00%, due 01/09/23 to 01/01/99, par and fair value of $21,134,584 and $21,987,336, respectively)	20,000	20,000,000
Citigroup Global Markets Inc., 0.50%, 05/03/21, (Purchased on 04/30/21 to be repurchased at $9,000,373, collateralized by non-agency mortgage-backed security, 0.45% to 2.50%, due 01/18/22 to 10/07/23, par and fair value of $9,121,000 and $9,356,173, respectively)	9,000	9,000,000
Citigroup Global Markets Inc., 0.54%, 05/03/21, (Purchased on 04/30/21 to be repurchased at $12,000,536, collateralized by non-agency mortgage-backed security, 0.25% to 5.20%, due 06/15/22 to 09/01/40, par and fair value of $12,273,000 and $12,360,779, respectively)	12,000	12,000,000
Credit Suisse Securities (USA) LLC, 0.73%, 05/03/21, (Purchased on 04/30/21 to be repurchased at $25,001,521, collateralized by non-agency mortgage-backed security, 0.00% to 6.96%, due 09/14/22 to 10/15/2116, par and fair value of $41,900,404 and $28,750,000, respectively)	25,000	25,000,000

Security	Par (000)	Value

Goldman Sachs & Co., 0.53%, 05/03/21 (Purchased on 04/30/21 to be repurchased at $60,002,650, collateralized by non-agency mortgage-backed security, 0.25% to 11.50%, due 06/15/21 to 02/01/50, par and fair value of $97,280,133 and $62,482,790, respectively)	$60,000	$60,000,000
Mizuho Securities USA Inc., 0.59%, 05/03/21, (Purchased on 04/30/21 to be repurchased at $6,000,297, collateralized by U.S. Treasury Obligation, 2.88%, due 10/15/21, par and fair value of $6,034,300 and $6,120,073, respectively)	6,000	6,000,000
Mizuho Securities USA Inc., 0.67%, 05/03/21, (Purchased on 04/30/21 to be repurchased at $11,000,610, collateralized by non-agency mortgage-backed security, 0.00%to 6.31%, due 04/25/35 to 02/15/54, par and fair value of $37,297,000 and $12,650,146, respectively)	11,000	11,000,000
Wells Fargo Securities, 0.33%, 05/03/21, (Purchased on 04/30/21 to be repurchased at $10,000,275, collateralized by non-agency mortgage-backed security, 0.39% to 0.88%, due 04/16/24 to 04/20/26, par and fair value of $10,206,534 and $10,200,945, respectively)	10,000	10,000,000
Wells Fargo Securities, 0.35%, 05/03/21, (Purchased on 04/30/21 to be repurchased at $11,000,321, collateralized by non-agency mortgage-backed security, 2.77% to 3.64%, due 04/25/50 to 01/26/60, par and fair value of $15,168,372 and $12,236,757, respectively)	11,000	11,000,000
Wells Fargo Securities, 0.54%, 05/03/21, (Purchased on 04/30/21 to be repurchased at $18,000,810, collateralized by non-agency mortgage-backed security, 1.56% to 6.11%, due 07/17/34 to 11/15/48, par and fair value of $20,749,001 and $20,700,001, respectively)	18,000	18,000,000

Total Repurchase Agreements — 4.2% (Cost: $224,000,000)		224,000,000

Total Investments in Securities — 101.0% (Cost: $5,378,021,993)		5,385,852,428

Other Assets, Less Liabilities — (1.0)%		(52,765,231)

Net Assets — 100.0%		$5,333,087,197

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Maturity date represents next reset date.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Ultra Short-Term Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$53,040,000	$—	$(53,040,000	)(b)	$—	$—	$—	—	$4,231	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$57,187,562	$—	$57,187,562
Certificates of Deposit	—	901,300,771	—	901,300,771
Commercial Paper	—	1,993,889,755	—	1,993,889,755
Corporate Bonds & Notes	—	2,061,154,905	—	2,061,154,905
Municipal Debt Obligations	—	148,319,435	—	148,319,435
Repurchase Agreements	—	224,000,000	—	224,000,000

	$—	$5,385,852,428	$—	$5,385,852,428

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Statements of Assets and Liabilities (unaudited)

April 30, 2021

	BlackRock Short Maturity Bond ETF	BlackRock Short Maturity Municipal Bond ETF	BlackRock Ultra Short-Term Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,399,662,781	$275,663,561	$5,161,852,428
Affiliated(c)	209,015,485	57,702	—
Repurchase agreements, at value — Unaffiliated(d)	125,000,000	—	224,000,000
Cash	25,059,430	—	506,044
Foreign currency, at value(e)	174,020	—	—
Receivables:
Investments sold	212	—	231,858
Securities lending income — Affiliated	6,738	—	—
Capital shares sold	—	—	12,629,460
Dividends	141,514	5,367	933,277
Interest	17,734,716	2,289,159	5,322,532

Total assets	4,776,794,896	278,015,789	5,405,475,599

LIABILITIES
Collateral on securities loaned, at value	40,248,966	—	—
Payables:
Investments purchased	20,246,494	1,763,862	72,039,979
Investment advisory fees	956,577	56,754	348,423

Total liabilities	61,452,037	1,820,616	72,388,402

NET ASSETS	$4,715,342,859	$276,195,173	$5,333,087,197

NET ASSETS CONSIST OF:
Paid-in capital	$4,730,978,599	$275,283,060	$5,324,763,717
Accumulated earnings (loss)	(15,635,740)	912,113	8,323,480

NET ASSETS	$4,715,342,859	$276,195,173	$5,333,087,197

Shares outstanding	93,950,000	5,500,000	105,600,000

Net asset value	$50.19	$50.22	$50.50

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$39,158,075	$—	$—
(b) Investments, at cost — Unaffiliated	$4,384,623,424	$274,739,368	$5,154,021,993
(c) Investments, at cost — Affiliated	$209,008,839	$57,702	$—
(d) Repurchase agreements, at cost — Unaffiliated	$125,000,000	$—	$224,000,000
(e) Foreign currency, at cost	$168,357	$—	$—

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended April 30, 2021

	BlackRock Short Maturity Bond ETF	BlackRock Short Maturity Municipal Bond ETF	BlackRock Ultra Short-Term Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$56,661	$221	$4,231
Interest — Unaffiliated	25,144,935	998,135	15,027,536
Securities lending income — Affiliated — net	36,399	—	—
Other income — Unaffiliated	7,209	—	—

Total investment income	25,245,204	998,356	15,031,767

EXPENSES
Investment advisory fees	5,628,019	354,477	2,045,847
Miscellaneous	173	173	173

Total expenses	5,628,192	354,650	2,046,020

Less:
Investment advisory fees waived	(88,589)	—	—

Total expenses after fees waived	5,539,603	354,650	2,046,020

Net investment income	19,705,601	643,706	12,985,747

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	6,687,273	(7,492)	257,121
Investments — Affiliated	(1,714)	101	—
In-kind redemptions — Unaffiliated	112,621	—	—
Forward foreign currency exchange contracts	(3,573,600)	—	—
Foreign currency transactions	1,510,960	—	—

Net realized gain (loss)	4,735,540	(7,391)	257,121

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	709,098	119,625	(3,540,709)
Investments — Affiliated	(4,649)	1	—
Forward foreign currency exchange contracts	673,697	—	—
Foreign currency translations	(20,719)	—	—

Net change in unrealized appreciation (depreciation)	1,357,427	119,626	(3,540,709)

Net realized and unrealized gain (loss)	6,092,967	112,235	(3,283,588)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,798,568	$755,941	$9,702,159

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets

	BlackRock Short Maturity Bond ETF		BlackRock Short Maturity Municipal Bond ETF
	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$19,705,601	$110,901,012	$643,706	$2,385,820
Net realized gain (loss)	4,735,540	(36,619,969)	(7,391)	10,098
Net change in unrealized appreciation (depreciation)	1,357,427	(3,420,150)	119,626	293,177

Net increase in net assets resulting from operations	25,798,568	70,860,893	755,941	2,689,095

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(22,048,817)	(120,510,021)	(602,136)	(2,591,109)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	313,843,605	(1,812,860,054)	(15,049,496)	80,460,402

NET ASSETS
Total increase (decrease) in net assets	317,593,356	(1,862,509,182)	(14,895,691)	80,558,388
Beginning of period	4,397,749,503	6,260,258,685	291,090,864	210,532,476

End of period	$4,715,342,859	$4,397,749,503	$276,195,173	$291,090,864

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock Ultra Short-Term Bond ETF
	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$12,985,747	$45,288,500
Net realized gain (loss)	257,121	(948,450)
Net change in unrealized appreciation (depreciation)	(3,540,709)	6,306,873

Net increase in net assets resulting from operations	9,702,159	50,646,923

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,772,538)	(47,122,114)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	414,431,993	2,723,809,626

NET ASSETS
Total increase in net assets	410,361,614	2,727,334,435
Beginning of period	4,922,725,583	2,195,391,148

End of period	$5,333,087,197	$4,922,725,583

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Short Maturity Bond ETF

	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20		Year Ended 10/31/19		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$50.15		$50.36		$50.12		$50.25	$50.17	$50.04

Net investment income(a)	0.22		0.91		1.37		1.11	0.74	0.50
Net realized and unrealized gain (loss)(b)	0.06		(0.16)		0.21		(0.23)	0.04	0.14

Net increase from investment operations	0.28		0.75		1.58		0.88	0.78	0.64

Distributions(c)
From net investment income	(0.24)		(0.96)		(1.34)		(1.01)	(0.70)	(0.51)

Total distributions	(0.24)		(0.96)		(1.34)		(1.01)	(0.70)	(0.51)

Net asset value, end of period	$50.19		$50.15		$50.36		$50.12	$50.25	$50.17

Total Return
Based on net asset value	0.57	%(d)	1.51%		3.19%		1.78%	1.57%	1.28%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%		0.25%		0.25%	0.25%	0.25%

Total expenses after fees waived	0.25	%(e)	0.25%		0.25%		0.25%	0.25%	0.25%

Net investment income	0.88	%(e)	1.81%		2.73%		2.21%	1.47%	1.01%

Supplemental Data
Net assets, end of period (000)	$4,715,343		$4,397,750		$6,260,259		$4,981,818	$2,909,738	$2,021,893

Portfolio turnover rate(f)	38	%(d)	67	%(g)	58	%(g)	48%	56%	79%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Includes mortgage dollar roll transactions (“MDRs”)

See notes to financial statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Short Maturity Municipal Bond ETF

	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$50.19		$50.13	$49.85	$50.01	$50.02	$50.07

Net investment income(a)	0.11		0.51	0.81	0.68	0.49	0.39
Net realized and unrealized gain (loss)(b)	0.02		0.13	0.26	(0.21)	(0.03)	(0.04)

Net increase from investment operations	0.13		0.64	1.07	0.47	0.46	0.35

Distributions(c)
From net investment income	(0.10)		(0.58)	(0.79)	(0.63)	(0.47)	(0.40)

Total distributions	(0.10)		(0.58)	(0.79)	(0.63)	(0.47)	(0.40)

Net asset value, end of period	$50.22		$50.19	$50.13	$49.85	$50.01	$50.02

Total Return
Based on net asset value	0.27	%(d)	1.29%	2.16%	0.95%	0.93%	0.69%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	0.45	%(e)	1.02%	1.63%	1.35%	0.99%	0.79%

Supplemental Data
Net assets, end of period (000)	$276,195		$291,091	$210,532	$127,111	$52,507	$35,012

Portfolio turnover rate(f)	23	%(d)	108%	170%	221%	163%	100%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Ultra Short-Term Bond ETF

	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$50.54		$50.41	$50.15	$50.12	$50.04	$49.97

Net investment income(a)	0.13		0.69	1.38	1.16	0.71	0.47
Net realized and unrealized gain (loss)(b)	(0.03)		0.25	0.23	(0.16)	0.02	(0.02)

Net increase from investment operations	0.10		0.94	1.61	1.00	0.73	0.45

Distributions(c)
From net investment income	(0.14)		(0.81)	(1.35)	(0.97)	(0.65)	(0.38)

Total distributions	(0.14)		(0.81)	(1.35)	(0.97)	(0.65)	(0.38)

Net asset value, end of period	$50.50		$50.54	$50.41	$50.15	$50.12	$50.04

Total Return
Based on net asset value	0.19	%(d)	1.89%	3.25%	2.02%	1.47%	0.90%

Ratios to Average Net Assets
Total expenses	0.08	%(e)	0.08%	0.08%	0.08%	0.09%	0.18%

Net investment income	0.51	%(e)	1.36%	2.74%	2.33%	1.43%	0.93%

Supplemental Data
Net assets, end of period (000)	$5,333,087		$4,922,726	$2,195,391	$601,794	$187,932	$25,018

Portfolio turnover rate(f)	27	%(d)	54%	16%	32%	11%	139%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

BlackRock ETF	Diversification Classification

Short Maturity Bond(a)	Diversified
Short Maturity Municipal Bond(b)	Diversified
Ultra Short-Term Bond(c)	Diversified

(a)	Formerly the iShares Short Maturity Bond ETF.
(b)	Formerly the iShares Short Maturity Municipal Bond ETF.
(c)	Formerly the iShares Ultra Short-Term Bond ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.
•	Repurchase agreements are valued at amortized cost, which approximates market value.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund. In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.

The following table summarizes the open repurchase agreements as of April 30, 2021 which are subject to offset under an MRA:

BlackRock ETF and Counterparty	Market Value of Repurchase Agreements	Cash Collateral Received	Non-Cash Collateral Received(a)	Net Amount
Short Maturity Bond
Goldman Sachs Inc.	$125,000,000	$—	$125,000,000	$—

Ultra Short-Term Bond
Bank of America Securities Inc.	$42,000,000	$—	$42,000,000	$—
BNP Paribas	20,000,000	—	20,000,000	—
Citigroup Global Markets Inc.	21,000,000	—	21,000,000	—
Credit Suisse Securities (USA) LLC	25,000,000	—	25,000,000	—
Goldman Sachs Inc.	60,000,000	—	60,000,000	—
Mizuho Securities USA Inc.	17,000,000	—	17,000,000	—
Wells Fargo Securities LLC	39,000,000	—	39,000,000	—

	$224,000,000	$—	$224,000,000	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

BlackRock ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Short Maturity Bond
Barclays Bank PLC	$3,391,964	$3,391,964	$—	$—
BofA Securities, Inc.	1,402,978	1,402,978	—	—
Citigroup Global Markets Inc.	201,139	201,139	—	—
Credit Suisse Securities (USA) LLC	6,751,146	6,751,146	—	—
Goldman Sachs & Co.	509,702	509,702	—	—
HSBC Securities (USA) Inc.	796,482	796,482	—	—
JPMorgan Securities LLC	12,372,416	12,372,416	—	—
Morgan Stanley & Co. LLC	6,061,207	6,061,207	—	—
MUFG Securities Americas Inc.	2,064,998	2,064,998	—	—
Wells Fargo Securities LLC	5,606,043	5,606,043	—	—

	$39,158,075	$39,158,075	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the statement of assets and liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the statement of assets and liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

BlackRock ETF	Investment Advisory Fee
Short Maturity Bond	0.25%
Short Maturity Municipal Bond	0.25
Ultra Short-Term Bond	0.08

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). Effective December 17, 2020, BFA has contractually agreed to waive a portion of its investment advisory fees for the BlackRock Short Maturity Bond ETF through February 28, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

BlackRock ETF	Amounts waived
Short Maturity Bond	$88,589

Sub-Adviser: Effective April 27, 2021, BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the BlackRock Ultra Short-Term Bond ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

BlackRock ETF	Fees Paid to BTC
Short Maturity Bond	$14,807

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

BlackRock ETF	Purchases	Sales	Net Realized Gain (Loss)
Short Maturity Municipal Bond	$—	$100,002	$—
Ultra Short-Term Bond	—	2,600,205	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
BlackRock ETF	Purchases	Sales	Purchases	Sales
Short Maturity Bond	$—	$—	$1,555,869,771	$1,388,292,689
Short Maturity Municipal Bond	—	—	54,851,671	64,791,576
Ultra Short-Term Bond	—	25,000,000	816,319,390	452,425,142

For the six months ended April 30, 2021, in-kind transactions were as follows:

BlackRock ETF	In-kind Purchases	In-kind Sales
Short Maturity Bond	$—	$20,894,437

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

BlackRock ETF	Non-Expiring
Short Maturity Bond	$35,676,949
Short Maturity Municipal Bond	114,289
Ultra Short-Term Bond	959,278

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Notes to Financial Statements (unaudited) (continued)

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

BlackRock ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Maturity Bond	$4,722,412,081	$15,520,119	$(4,253,934)	$11,266,185
Short Maturity Municipal Bond	274,815,090	920,650	(14,477)	906,173
Ultra Short-Term Bond	5,378,629,464	8,143,590	(920,626)	7,222,964

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20
BlackRock ETF	Shares	Amount	Shares	Amount
Short Maturity Bond
Shares sold	11,550,000	$579,707,445	31,750,000	$1,591,851,892
Shares redeemed	(5,300,000)	(265,863,840)	(68,350,000)	(3,404,711,946)

Net increase (decrease)	6,250,000	$313,843,605	(36,600,000)	$(1,812,860,054)

Short Maturity Municipal Bond
Shares sold	700,000	$35,164,499	2,700,000	$135,259,060
Shares redeemed	(1,000,000)	(50,213,995)	(1,100,000)	(54,798,658)

Net increase (decrease)	(300,000)	$(15,049,496)	1,600,000	$80,460,402

Ultra Short-Term Bond
Shares sold	14,150,000	$714,945,831	65,500,000	$3,306,802,714
Shares redeemed	(5,950,000)	(300,513,838)	(11,650,000)	(582,993,088)

Net increase	8,200,000	$414,431,993	53,850,000	$2,723,809,626

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Short Maturity Bond ETF, BlackRock Short Maturity Municipal Bond ETF and BlackRock Ultra Short-Term Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	43

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
BlackRock ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Short Maturity Bond(a)	$0.243880	$—	$0.001095	$0.244975	100%	—%	0	%(b)	100%
Short Maturity Municipal Bond	0.104371	—	—	0.104371	100	—	—		100
Ultra Short-Term Bond(a)	0.135474	—	0.000946	0.136420	99	—	1		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	45

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

CLO	Collateralized Loan Obligation

COP	Certificates of Participation

CR	Custodian Receipt

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

SOFR	Secured Overnight Financing Rate

ST	Special Tax

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1008-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

🌑	iShares Inflation Hedged Corporate Bond ETF | LQDI | Cboe BZX

🌑	iShares Interest Rate Hedged Corporate Bond ETF | LQDH | NYSE Arca

🌑	iShares Interest Rate Hedged High Yield Bond ETF | HYGH | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® Inflation Hedged Corporate Bond ETF

Investment Objective

The iShares Inflation Hedged Corporate Bond ETF (the “Fund”) seeks to mitigate the inflation risk of a portfolio composed of U.S. dollar-denominated, investment- grade corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the inflation risk of the underlying fund by holding inflation swaps.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	5.24%	16.95%	8.03%	16.95%	25.88%
Fund Market	4.52	15.66	8.01	15.66	25.83
Markit iBoxx® USD Liquid Investment Grade Inflation Hedged Index	6.39	18.80	8.75	18.80	28.38

The inception date of the Fund was 5/8/18. The first day of secondary market trading was 5/10/18.

The Markit iBoxx® USD Liquid Investment Grade Inflation Hedged Index is an unmanaged index that is designed to reflect the inflation hedged performance of U.S. dollar-denominated investment-grade corporate debt.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$1,000.00	$ 1,052.40	$ 0.25		$ 1,000.00	$ 1,024.50	$ 0.25		0.05%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	92.8%
Short-term Investments	44.0
Swaps, net cumulative appreciation	4.1
Other assets less liabilities	(40.9)

ALLOCATION BY CREDIT QUALITY (of the UNDERLYING FUND)

Credit Rating(a)	Percent of Total Investment(b)

Aaa	1.6%
Aa	7.4
A	40.5
Baa	47.9
Ba	2.1
Not Rated	0.5

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® Interest Rate Hedged Corporate Bond ETF

Investment Objective

The iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, investment-grade corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	5.45%	13.61%	3.85%	2.37%	13.61%	20.79%	17.60%
Fund Market	5.20	13.30	3.90	2.37	13.30	21.10	17.60
Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Swaps Index	5.38	13.93	3.97	2.73	13.93	21.49	20.52

The inception date of the Fund was 5/27/14. The first day of secondary market trading was 5/28/14.

The Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Swaps Index is an unmanaged index that is designed to reflect the duration hedged performance of U.S. dollar-denominated investment-grade corporate debt.

The Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Swaps Index reflects the performance of the Markit iBoxx USD Liquid Investment Grade Interest Rate Hedged Index through June 16, 2016 and beginning June 17, 2016 reflects the performance of the Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Swaps Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$1,000.00	$ 1,054.50	$ 0.51		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	97.9%
Short-term Investments	47.1
Swaps, net cumulative appreciation	5.5
Other assets less liabilities	(50.5)

ALLOCATION BY CREDIT QUALITY (of the UNDERLYING FUND)

Credit Rating(a)	Percent of Total Investment(b)

Aaa	1.6%
Aa	7.4
A	40.5
Baa	47.9
Ba	2.1
Not Rated	0.5

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2021	iShares® Interest Rate Hedged High Yield Bond ETF

Investment Objective

The iShares Interest Rate Hedged HighYield Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, high yield corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ High Yield Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	7.83%	15.17%	5.77%	3.15%	15.17%	32.38%	23.97%
Fund Market	7.73	15.35	5.78	3.15	15.35	32.45	23.97
Markit iBoxx® USD Liquid High Yield Interest Rate Hedged Swaps Index	8.30	18.01	6.00	3.62	18.01	33.80	27.96

The inception date of the Fund was 5/27/14. The first day of secondary market trading was 5/28/14.

The Markit iBoxx® USD Liquid High Yield Interest Rate Hedged Swaps Index is an unmanaged index that reflects the duration hedged performance of U.S. dollar-denominated high yield corporate debt.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$1,000.00	$ 1,078.30	$ 0.26		$ 1,000.00	$ 1,024.50	$ 0.25		0.05%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	97.0%
Short-term Investments	47.1
Swaps, net cumulative appreciation	0.5
Other assets less liabilities	(44.6)

ALLOCATION BY CREDIT QUALITY (of the UNDERLYING FUND)

Credit Rating(a)	Percent of Total Investment(b)

Baa	2.7%
Ba	48.6
B	35.9
Caa	11.5
Ca	0.2
Not Rated	1.1

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) April 30, 2021	iShares® Inflation Hedged Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 92.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	193,490	$25,376,213

Total Investment Companies — 92.8% (Cost: $25,609,062)		25,376,213

Short-Term Investments

Money Market Funds — 44.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(a)(c)(d)	11,342,000	11,347,671
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	680,000	680,000

		12,027,671

Total Short-Term Investments — 44.0% (Cost: $12,028,793)		12,027,671

Total Investments in Securities — 136.8% (Cost: $37,637,855)		37,403,884

Other Assets, Less Liabilities — (36.8)%		(10,059,145)

Net Assets — 100.0%		$27,344,739

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,309,664	$3,040,156	(a)	$—	$(1,857)	$(292)	$11,347,671	11,342,000	$20,612	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	350,000	(a)	—	—	—	680,000	680,000	152		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,463,367	12,322,623		(2,645,469)	323,059	(1,087,367)	25,376,213	193,490	266,664		—

					$321,202	$(1,087,659)	$37,403,884		$287,428		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year Ultra Long U.S. Treasury Bond	3	06/21/21	$437	$(3,771)
5-Year U.S. Treasury Note	2	06/30/21	248	(1,956)
U.S. Treasury Long Bond	1	06/21/21	157	(4,228)

				(9,955)

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Inflation Hedged Corporate Bond ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
2-Year U.S. Treasury Note	(3)	06/30/21	$(662)	$523

				$(9,432)

Centrally Cleared Inflation Swaps

				Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency

U.S. CPI Urban Consumers NSA	At Termination	1.74%	At Termination	08/20/22	$(10)	$304	$—	$304
U.S. CPI Urban Consumers NSA	At Termination	2.29	At Termination	05/15/23	(2,164)	(4,276)	(14,068)	9,792
U.S. CPI Urban Consumers NSA	At Termination	1.75	At Termination	08/20/23	(10)	406	—	406
U.S. CPI Urban Consumers NSA	At Termination	1.80	At Termination	08/20/25	(10)	569	—	569
U.S. CPI Urban Consumers NSA	At Termination	1.81	At Termination	08/20/25	(1,000)	56,483	5,042	51,441
U.S. CPI Urban Consumers NSA	At Termination	2.57	At Termination	04/19/26	(1,250)	7,930	16	7,914
U.S. CPI Urban Consumers NSA	At Termination	2.37	At Termination	05/15/28	(1,775)	4,221	41	4,180
U.S. CPI Urban Consumers NSA	At Termination	2.19	At Termination	12/03/28	(2,663)	64,768	(74,540)	139,308
U.S. CPI Urban Consumers NSA	At Termination	1.89	At Termination	08/20/30	(1,410)	114,820	28,433	86,387
U.S. CPI Urban Consumers NSA	At Termination	1.90	At Termination	08/20/30	(5,900)	475,986	33,637	442,349
U.S. CPI Urban Consumers NSA	At Termination	2.24	At Termination	01/12/31	(2,000)	72,305	47	72,258
U.S. CPI Urban Consumers NSA	At Termination	2.40	At Termination	02/09/31	(3,000)	55,272	70	55,202
U.S. CPI Urban Consumers NSA	At Termination	2.47	At Termination	04/07/31	(2,000)	19,622	47	19,575
U.S. CPI Urban Consumers NSA	At Termination	2.40	At Termination	05/15/48	(362)	(1,548)	(30,782)	29,234
U.S. CPI Urban Consumers NSA	At Termination	1.83	At Termination	10/18/49	(418)	79,245	(11,790)	91,035
U.S. CPI Urban Consumers NSA	At Termination	1.94	At Termination	08/20/50	(10)	1,769	—	1,769
U.S. CPI Urban Consumers NSA	At Termination	1.95	At Termination	08/20/50	(600)	104,352	16,729	87,623
U.S. CPI Urban Consumers NSA	At Termination	2.23	At Termination	01/06/51	(300)	22,267	15	22,252

						$1,074,495	$(47,103)	$1,121,598

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$84,077	$(131,180)	$1,121,598	$—

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Inflation Hedged Corporate Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Interest Rate Contracts	Inflation Linked Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$523	$—	$523
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$1,121,598	$1,121,598

	$523	$1,121,598	$1,122,121

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$9,955	$—	$9,955

(a)

Net cumulative appreciation (depreciation) on futures contracts and centrally cleared inflation swaps contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Interest Rate Contracts	Inflation Linked Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$(90,554)	$—	$(90,554)
Swaps	—	295,832	295,832

	$(90,554)	$295,832	$205,278

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$11,969	$—	$11,969
Swaps	—	1,173,289	1,173,289

	$11,969	$1,173,289	$1,185,258

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,247,953
Average notional value of contracts — short	$(441,750)
Inflation swaps:
Average notional value — pays fixed rate	$24,902,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Inflation Hedged Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$25,376,213	$—	$—	$25,376,213
Money Market Funds	12,027,671	—	—	12,027,671

	$37,403,884	$—	$—	$37,403,884

Derivative financial instruments(a)
Assets
Futures Contracts	$523	$—	$—	$523
Swaps	—	1,121,598	—	1,121,598
Liabilities
Futures Contracts	(9,955)	—	—	(9,955)

	$(9,432)	$1,121,598	$—	$1,112,166

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) April 30, 2021	iShares® Interest Rate Hedged Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 97.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	4,402,070	$577,331,480

Total Investment Companies — 97.9% (Cost: $580,545,829)		577,331,480

Short-Term Investments

Money Market Funds — 47.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(a)(c)(d)	265,833,580	265,966,497
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	12,170,000	12,170,000

		278,136,497

Total Short-Term Investments — 47.1% (Cost: $278,156,932)		278,136,497

Total Investments in Securities — 145.0% (Cost: $858,702,761)		855,467,977

Other Assets, Less Liabilities — (45.0)%		(265,463,200)

Net Assets — 100.0%		$590,004,777

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$173,299,904	$92,691,762	(a)	$—	$(22,052)	$(3,117)	$265,966,497	265,833,580	$356,652	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,240,000	930,000	(a)	—	—	—	12,170,000	12,170,000	2,509		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	445,044,213	158,848,906		(17,855,058)	772,553	(9,479,134)	577,331,480	4,402,070	5,636,509		—

					$750,501	$(9,482,251)	$855,467,977		$5,995,670		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Centrally Cleared Interest Rate Swaps

						Notional		Upfront Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation

Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)

1.17%	Semi-annual	0.20%	Quarterly	N/A	12/08/21	$(41,731)	$(246,319)	$(178,750)	$(67,569)
0.23	Semi-annual	0.20	Quarterly	N/A	10/19/22	(57,770)	(2,822)	1,413	(4,235)
2.38	Semi-annual	0.20	Quarterly	N/A	01/12/23	(14,338)	(520,415)	(384,128)	(136,287)
2.46	Semi-annual	0.20	Quarterly	N/A	01/12/25	(52,048)	(3,479,675)	(2,595,450)	(884,225)
0.35	Semi-annual	0.20	Quarterly	N/A	09/22/25	(36,500)	758,875	23,156	735,719

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

				Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate(a)	Frequency

0.40%	Semi-annual	0.20%	Quarterly	N/A	10/19/25	$(70,900)	$1,392,567	$661,110	$731,457
0.49	Semi-annual	0.20	Quarterly	N/A	09/22/27	(71,750)	3,329,710	919,187	2,410,523
3.25	Semi-annual	0.20	Quarterly	N/A	10/18/28	(41,460)	(5,562,046)	(6,829,098)	1,267,052
0.77	Semi-annual	0.20	Quarterly	N/A	04/01/30	(18,514)	1,245,749	(145,951)	1,391,700
0.71	Semi-annual	0.20	Quarterly	N/A	08/18/30	(18,090)	1,422,096	55,370	1,366,726
0.78	Semi-annual	0.20	Quarterly	N/A	10/19/30	(30,200)	2,278,216	525	2,277,691
1.22	Semi-annual	0.20	Quarterly	N/A	02/12/31	(25,180)	991,472	934,855	56,617
0.91	Semi-annual	0.20	Quarterly	N/A	09/25/35	(26,000)	3,362,894	135,832	3,227,062
2.34	Semi-annual	0.20	Quarterly	N/A	12/08/36	(27,926)	(1,569,686)	(3,500,207)	1,930,521
1.11	Semi-annual	0.20	Quarterly	N/A	10/19/40	(37,400)	5,731,073	1,270,222	4,460,851
0.86	Semi-annual	0.20	Quarterly	N/A	03/30/45	(27,147)	6,417,478	1,214,617	5,202,861
1.16	Semi-annual	0.20	Quarterly	N/A	10/19/45	(500)	90,894	12	90,882
1.16	Semi-annual	0.20	Quarterly	N/A	10/19/45	(29,300)	5,305,688	4,487,349	818,339
1.06	Semi-annual	0.20	Quarterly	N/A	09/18/50	(29,415)	6,893,981	486,576	6,407,405
1.18	Semi-annual	0.20	Quarterly	N/A	10/19/50	(18,750)	3,861,852	2,495,682	1,366,170

							$31,701,582	$(947,678)	$32,649,260

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$12,685,906	$(13,633,584)	$33,741,576	$(1,092,316)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Interest Rate Contracts

Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$33,741,576

Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$1,092,316

(a)

Net cumulative appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Interest Rate Contracts

Net Realized Gain (Loss) from:
Swaps	$(952,339)

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$28,795,650

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Interest Rate Hedged Corporate Bond ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$565,815,667

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$577,331,480	$—	$—	$577,331,480
Money Market Funds	278,136,497	—	—	278,136,497

	$855,467,977	$—	$—	$855,467,977

Derivative financial instruments(a)
Assets
Swaps	$—	$33,741,576	$—	$33,741,576
Liabilities
Swaps	—	(1,092,316)	—	(1,092,316)

	$—	$32,649,260	$—	$32,649,260

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® Interest Rate Hedged High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 97.0%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	973,580	$85,129,835

Total Investment Companies — 97.0% (Cost: $85,512,128)		85,129,835

Short-Term Investments

Money Market Funds — 47.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(a)(c)(d)	40,305,539	40,325,692
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	1,040,000	1,040,000

		41,365,692

Total Short-Term Investments — 47.1% (Cost: $41,369,643)		41,365,692

Total Investments in Securities — 144.1% (Cost: $126,881,771)		126,495,527

Other Assets, Less Liabilities — (44.1)%		(38,685,996)

Net Assets — 100.0%		$87,809,531

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$31,857,833	$8,474,773	(a)	$—	$(6,146)	$(768)	$40,325,692	40,305,539	$112,037	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	550,000	490,000	(a)	—	—	—	1,040,000	1,040,000	288		—
iShares iBoxx $ High Yield Corporate Bond ETF	60,409,118	30,407,457		(8,368,492)	(35,102)	2,716,854	85,129,835	973,580	1,425,617		—

					$(41,248)	$2,716,086	$126,495,527		$1,537,942		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Centrally Cleared Interest Rate Swaps

				Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate(a)	Frequency

0.22%	Semi-annual	0.20%	Quarterly	N/A	09/19/22	$(11,150)	$318	$755	$(437)
2.38	Semi-annual	0.20	Quarterly	N/A	01/12/23	(13,705)	(497,439)	4,518	(501,957)
0.33	Semi-annual	0.20	Quarterly	N/A	09/15/25	(28,900)	615,517	140,932	474,585
1.42	Semi-annual	0.20	Quarterly	N/A	04/07/28	(6,530)	(43,458)	(1,634)	(41,824)
0.77	Semi-annual	0.20	Quarterly	N/A	04/01/30	(11,660)	784,565	420,363	364,202
0.86	Semi-annual	0.20	Quarterly	N/A	03/30/45	(460)	108,743	13,580	95,163

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

				Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate(a)	Frequency

0.87%	Semi-annual	0.20%	Quarterly	N/A	03/30/50	$(10)	$2,740	$—	$2,740
1.06	Semi-annual	0.20	Quarterly	N/A	09/19/50	(15)	3,515	38	3,477

							$974,501	$578,552	$395,949

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$580,186	$(1,634)	$940,167	$(544,218)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Interest Rate Contracts

Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$940,167

Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$544,218

(a)

Net cumulative appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Interest Rate Contracts

Net Realized Gain (Loss) from:
Swaps	$(181,170)

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$843,609

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$58,463,333

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Interest Rate Hedged High Yield Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$85,129,835	$—	$—	$85,129,835
Money Market Funds	41,365,692	—	—	41,365,692

	$126,495,527	$—	$—	$126,495,527

Derivative financial instruments(a)
Assets
Swaps	$—	$940,167	$—	$940,167
Liabilities
Swaps	—	(544,218)	—	(544,218)

	$—	$395,949	$—	$395,949

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Statements of Assets and Liabilities (unaudited)

April 30, 2021

	iShares Inflation Hedged Corporate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF	iShares Interest Rate Hedged High Yield Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$37,403,884	$855,467,977	$126,495,527
Cash	5,333	2,134	18,382
Cash pledged:
Futures contracts	13,000	—	—
Centrally cleared swaps	1,319,000	—	1,599,000
Receivables:
Securities lending income — Affiliated	7,908	149,084	40,627
Variation margin on futures contracts	952	—	—
Variation margin on centrally cleared swaps	—	438,590	—
Dividends	8	323	13

Total assets	38,750,085	856,058,108	128,153,549

LIABILITIES
Collateral on securities loaned, at value	11,348,969	266,008,984	40,329,665
Payables:
Variation margin on centrally cleared swaps	55,211	—	10,882
Investment advisory fees	1,166	44,347	3,471

Total liabilities	11,405,346	266,053,331	40,344,018

NET ASSETS	$27,344,739	$590,004,777	$87,809,531

NET ASSETS CONSIST OF:
Paid-in capital	$26,009,079	$583,145,370	$98,912,680
Accumulated earnings (loss)	1,335,660	6,859,407	(11,103,149)

NET ASSETS	$27,344,739	$590,004,777	$87,809,531

Shares outstanding	950,000	6,150,000	1,000,000

Net asset value	$28.78	$95.94	$87.81

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$11,149,194	$261,327,392	$39,511,775
(b) Investments, at cost — Affiliated	$37,637,855	$858,702,761	$126,881,771

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended April 30, 2021

	iShares Inflation Hedged Corporate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF	iShares Interest Rate Hedged High Yield Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$266,816	$5,639,018	$1,425,905
Interest — Unaffiliated	11	—	—
Securities lending income — Affiliated — net	20,612	356,652	112,037

Total investment income	287,439	5,995,670	1,537,942

EXPENSES
Investment advisory fees	24,878	714,641	214,696
Miscellaneous	—	173	173

Total expenses	24,878	714,814	214,869

Less:
Investment advisory fees waived	(18,658)	(476,427)	(198,181)

Total expenses after fees waived	6,220	238,387	16,688

Net investment income	281,219	5,757,283	1,521,254

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(1,857)	(325,744)	(6,146)
In-kind redemptions — Affiliated	323,059	1,076,245	(35,102)
Futures contracts	(90,554)	—	—
Swaps	295,832	(952,339)	(181,170)

Net realized gain (loss)	526,480	(201,838)	(222,418)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(1,087,659)	(9,482,251)	2,716,086
Futures contracts	11,969	—	—
Swaps	1,173,289	28,795,650	843,609

Net change in unrealized appreciation (depreciation)	97,599	19,313,399	3,559,695

Net realized and unrealized gain	624,079	19,111,561	3,337,277

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$905,298	$24,868,844	$4,858,531

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Changes in Net Assets

	iShares Inflation Hedged Corporate Bond ETF		iShares Interest Rate Hedged Corporate Bond ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$281,219	$256,326	$5,757,283	$5,278,486
Net realized gain (loss)	526,480	(68,354)	(201,838)	(416,576)
Net change in unrealized appreciation (depreciation)	97,599	407,386	19,313,399	11,692,070

Net increase in net assets resulting from operations	905,298	595,358	24,868,844	16,553,980

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(274,011)	(257,076)	(4,469,827)	(4,725,247)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	8,734,636	9,742,193	119,602,108	311,943,315

NET ASSETS
Total increase in net assets	9,365,923	10,080,475	140,001,125	323,772,048
Beginning of period	17,978,816	7,898,341	450,003,652	126,231,604

End of period	$27,344,739	$17,978,816	$590,004,777	$450,003,652

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Interest Rate Hedged High Yield Bond ETF
	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,521,254	$4,490,364
Net realized loss	(222,418)	(10,296,906)
Net change in unrealized appreciation (depreciation)	3,559,695	1,769,252

Net increase (decrease) in net assets resulting from operations	4,858,531	(4,037,290)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(1,328,358)	(3,757,382)
Return of capital	—	(29,722)

Decrease in net assets resulting from distributions to shareholders	(1,328,358)	(3,787,104)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	21,954,203	(44,062,036)

NET ASSETS
Total increase (decrease) in net assets	25,484,376	(51,886,430)
Beginning of period	62,325,155	114,211,585

End of period	$87,809,531	$62,325,155

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Financial Highlights

(For a share outstanding throughout each period)

	iShares Inflation Hedged Corporate Bond ETF

	Six Months Ended						Period From
	04/30/21		Year Ended		Year Ended		05/08/18(a)
	(unaudited)		10/31/20		10/31/19		to 10/31/18

Net asset value, beginning of period	$27.66		$26.33		$24.31		$25.00

Net investment income(b)	0.32		0.71		0.91		0.37
Net realized and unrealized gain (loss)(c)	1.12		1.36		2.01			(0.70)

Net increase (decrease) from investment operations	1.44		2.07		2.92			(0.33)

Distributions(d)
From net investment income		(0.32)	(0.74)		(0.90)			(0.36)

Total distributions		(0.32)	(0.74)		(0.90)			(0.36)

Net asset value, end of period	$28.78		$27.66		$26.33		$24.31

Total Return
Based on net asset value	5.24	%(e)	8.00	%(f)	12.26	%(g)	(1.34	)%(e)

Ratios to Average Net Assets
Total expenses(h)	0.20	%(i)	0.20%		0.20%		0.20	%(i)

Total expenses after fees waived(h)	0.05	%(i)	0.05%		0.05%		0.05	%(i)

Net investment income	2.26	%(i)	2.64%		3.60%		3.04	%(i)

Supplemental Data
Net assets, end of period (000)	$27,345		$17,979		$7,898		$9,725

Portfolio turnover rate(j)(k)	0	%(e)	13%		0%		0	%(e)(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 12.22%.
(h)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.
(k)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(l)	Rounds to less than 1%.

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Corporate Bond ETF

	Six Months Ended
	04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17		Year Ended 10/31/16

Net asset value, beginning of period	$91.84		$93.50	$95.79	$96.62	$92.49		$92.13

Net investment income(a)	1.14		2.38	3.35	3.16	2.76		2.74
Net realized and unrealized gain (loss)(b)	3.86		(1.69)	(0.97)	(1.16)	3.73		(0.29)

Net increase from investment operations	5.00		0.69	2.38	2.00	6.49		2.45

Distributions(c)
From net investment income		(0.90)	(2.35)	(3.12)	(2.83)	(2.36)		(2.09)
From net realized gain	—		—	(1.55)	—	—		—

Total distributions		(0.90)	(2.35)	(4.67)	(2.83)	(2.36)		(2.09)

Net asset value, end of period	$95.94		$91.84	$93.50	$95.79	$96.62		$92.49

Total Return
Based on net asset value	5.45	%(d)	0.79%	2.63%	2.08%	7.11%		2.70%

Ratios to Average Net Assets
Total expenses(e)	0.30	%(f)	0.30%	0.30%	0.30%	0.30%		0.30%

Total expenses after fees waived(e)	0.10	%(f)	0.10%	0.10%	0.10%	0.10%		0.10%

Net investment income	2.42	%(f)	2.64%	3.59%	3.27%	2.91%		3.01%

Supplemental Data
Net assets, end of period (000)	$590,005		$450,004	$126,232	$215,530	$77,295		$32,372

Portfolio turnover rate(g)(h)	2	%(d)	7%	4%	2%	0	%(i)	2%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(i)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged High Yield Bond ETF

	Six Months Ended
	04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$83.10		$87.86	$90.47	$91.78		$87.42	$87.66

Net investment income(a)	1.98		4.31	5.51	4.98		4.57	4.86
Net realized and unrealized gain (loss)(b)	4.47		(5.53)	(2.92)	(1.46)		4.21	(0.94)

Net increase (decrease) from investment operations	6.45		(1.22)	2.59	3.52		8.78	3.92

Distributions(c)
From net investment income		(1.74)	(3.51)	(5.18)	(4.83)		(4.42)	(4.16)
Return of capital	—		(0.03)	(0.02)	—		—	—

Total distributions		(1.74)	(3.54)	(5.20)	(4.83)		(4.42)	(4.16)

Net asset value, end of period	$87.81		$83.10	$87.86	$90.47		$91.78	$87.42

Total Return
Based on net asset value	7.83	%(d)	(1.32)%	3.00%	3.93%		10.26%	4.73%

Ratios to Average Net Assets
Total expenses(e)	0.65	%(f)	0.65%	0.65%	0.65%		0.65%	0.65%

Total expenses after fees waived(e)	0.05	%(f)	0.05%	0.05%	0.05%		0.05%	0.05%

Net investment income	4.61	%(f)	5.12%	6.22%	5.46%		5.04%	5.78%

Supplemental Data
Net assets, end of period (000)	$87,810		$62,325	$114,212	$416,178		$137,670	$30,596

Portfolio turnover rate(g)(h)	0	%(d)	1%	1%	0	%(i)	0%	0	%(i)

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(i)	Rounds to less than 1%.

See notes to financial statements.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Inflation Hedged Corporate Bond	Non-diversified
Interest Rate Hedged Corporate Bond	Diversified
Interest Rate Hedged High Yield Bond	Diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Inflation Hedged Corporate Bond
Barclays Bank PLC	$3,694,234	$3,694,234		$—	$—
Citigroup Global Markets Inc.	7,454,042	7,454,042		—	—
JP Morgan Securities LLC	918	918		—	—

	$11,149,194	$11,149,194		$—	$—

Interest Rate Hedged Corporate Bond
Barclays Bank PLC	$23,934,481	$23,934,481		$—	$—
BNP Paribas Prime Brokerage International Limited	70,296,400	70,296,400		—	—
BNP Paribas Securities Corp.	26,230,000	26,230,000		—	—
Citigroup Global Markets Inc.	59,646,627	59,646,627		—	—
JP Morgan Securities LLC	77,377,189	77,377,189		—	—
SG Americas Securities LLC	3,842,695	3,842,695		—	—

	$261,327,392	$261,327,392		$—	$—

Interest Rate Hedged High Yield Bond
Barclays Bank PLC	$26,286,475	$26,286,475		$—	$—
BofA Securities, Inc.	12,525,780	12,525,780		—	—
Jefferies LLC	244,832	244,832		—	—
SG Americas Securities LLC	454,688	454,688		—	—

	$39,511,775	$39,511,775		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the schedule of investments and cash deposited is shown as cash pledged for centrally cleared swaps on the statement of assets and liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the statement of assets and liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the statement of assets and liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the statement of operations, including those at termination.

The iShares Inflation Hedged Corporate Bond ETF uses inflation swaps to mitigate the potential impact of inflation on the performance of the bonds held by the Fund or its underlying fund. The iShares Interest Rate Hedged Corporate Bond ETF and iShares Interest Rate Hedged High Yield Bond ETF use interest rate swaps to mitigate the potential impact of interest rates on the performance of the bonds held by each Fund or its underlying fund.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Inflation Hedged Corporate Bond	0.20%
Interest Rate Hedged Corporate Bond	0.30
Interest Rate Hedged High Yield Bond	0.65

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expenses.

For the iShares Inflation Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2023 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD”), after taking into account any fee waivers by LQD, plus 0.05%.

For the iShares Interest Rate Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2022 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in LQD, after taking into account any fee waivers by LQD, plus 0.10%.

For the iShares Interest Rate Hedged High Yield Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2022 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”), after taking into account any fee waivers by HYG, plus 0.05%.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Inflation Hedged Corporate Bond	$18,658
Interest Rate Hedged Corporate Bond	476,427
Interest Rate Hedged High Yield Bond	198,181

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Inflation Hedged Corporate Bond	$6,155
Interest Rate Hedged Corporate Bond	105,117
Interest Rate Hedged High Yield Bond	29,674

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Inflation Hedged Corporate Bond	$1,663,346	$—
Interest Rate Hedged Corporate Bond	31,885,850	8,532,229
Interest Rate Hedged High Yield Bond	871,070	—

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Inflation Hedged Corporate Bond	$10,659,277	$2,645,469
Interest Rate Hedged Corporate Bond	126,963,057	9,322,829
Interest Rate Hedged High Yield Bond	29,536,388	8,368,492

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Inflation Hedged Corporate Bond	$93,761
Interest Rate Hedged Corporate Bond	23,630,985
Interest Rate Hedged High Yield Bond	11,079,497

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Inflation Hedged Corporate Bond	$37,641,718	$1,122,121	$(247,789)	$874,332
Interest Rate Hedged Corporate Bond	858,712,463	33,741,576	(4,336,802)	29,404,774
Interest Rate Hedged High Yield Bond	126,885,606	940,167	(934,297)	5,870

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20

iShares ETF	Shares	Amount	Shares	Amount

Inflation Hedged Corporate Bond
Shares sold	400,000	$11,572,610	350,000	$9,742,193
Shares redeemed	(100,000)	(2,837,974)	—	—

Net increase	300,000	$8,734,636	350,000	$9,742,193

Interest Rate Hedged Corporate Bond
Shares sold	1,350,000	$129,085,397	5,150,000	$457,227,626
Shares redeemed	(100,000)	(9,483,289)	(1,600,000)	(145,284,311)

Net increase	1,250,000	$119,602,108	3,550,000	$311,943,315

Interest Rate Hedged High Yield Bond
Shares sold	350,000	$30,582,808	—	$—
Shares redeemed	(100,000)	(8,628,605)	(550,000)	(44,062,036)

Net increase (decrease)	250,000	$21,954,203	(550,000)	$(44,062,036)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Inflation Hedged Corporate Bond ETF, iShares Interest Rate Hedged Corporate Bond ETF and iShares Interest Rate Hedged High Yield Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Inflation Hedged Corporate Bond(a)	$0.324129	$—	$0.000088	$0.324217	100%	—%	0	%(b)	100%
Interest Rate Hedged Corporate Bond(a)	0.898681	—	0.000331	0.899012	100	—	0	(b)	100
Interest Rate Hedged High Yield Bond(a)	1.740167	—	0.003914	1.744081	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	33

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

CPI	Consumer Price Index

LIBOR	London Interbank Offered Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	35

Additional Financial Information

Schedules of Investments (Unaudited)

April 30, 2021

Statements of Assets and Liabilities (Unaudited)

April 30, 2021

iShares Trust

iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca

iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Schedule of Investments (unaudited) April 30, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28 (Call 04/15/24)(a)(b)	$18,619	$19,214,063
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(a)	9,278	9,043,731
3.75%, 02/15/28 (Call 02/15/23)(b)	11,293	11,393,056
4.00%, 02/15/30 (Call 02/15/25)(b)	10,704	10,811,040
4.88%, 01/15/29 (Call 01/15/24)(b)	7,095	7,490,014
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	9,811	9,744,019
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	8,898	8,833,907
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	13,057	13,508,220
6.25%, 06/15/25 (Call 06/15/22)(a)(b)	4,481	4,755,461
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)(b)	18,619	20,224,889

		115,018,400

Aerospace & Defense — 2.1%
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	24,364	26,648,125
5.87%, 02/23/22	752	787,352
6.88%, 05/01/25 (Call 04/01/25)(b)	23,438	27,188,080
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)(b)	19,197	19,385,515
5.75%, 10/15/27 (Call 07/15/27)(a)	18,719	20,041,810
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)(b)	14,581	14,726,976
5.38%, 05/01/26 (Call 05/01/21)(a)(b)	9,460	9,720,150
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	13,329	13,065,152
5.50%, 01/15/25 (Call 10/15/22)(a)	10,983	11,623,583
7.50%, 04/15/25 (Call 04/15/22)(a)(b)	22,302	23,891,017
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(a)	21,431	21,132,305
4.88%, 05/01/29 (Call 05/01/24)(a)	14,355	14,161,208
5.50%, 11/15/27 (Call 11/15/22)	48,492	50,346,819
6.25%, 03/15/26 (Call 03/15/22)(a)(b)	80,231	84,944,571
6.38%, 06/15/26 (Call 06/15/21)(b)	16,077	16,666,624
6.50%, 05/15/25 (Call 05/15/21)	12,006	12,203,715
7.50%, 03/15/27 (Call 03/15/22)(b)	10,189	10,921,011
8.00%, 12/15/25 (Call 04/08/22)(a)	20,980	22,809,456
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)	9,435	9,962,181
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/21)(a)(b)	10,907	11,036,521
7.75%, 08/15/25 (Call 08/15/21)(b)	9,072	9,008,107
8.88%, 06/01/24 (Call 02/01/23)(a)	12,842	14,286,725

		444,557,003

Agriculture — 0.3%
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/30/22)(a)(b)	12,406	13,170,830
7.00%, 01/15/26 (Call 01/15/22)(a)(b)	19,208	20,452,678
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	16,669	16,777,349
10.50%, 11/01/26 (Call 11/01/21)(a)(b)	10,994	11,636,489

		62,037,346

Airlines — 1.6%
American Airlines Group Inc.
3.75%, 03/01/25(a)(b)	10,524	9,254,543

Security	Par (000)	Value

Airlines (continued)
5.00%, 06/01/22(a)(b)	$13,088	$12,989,840
American Airlines Inc., 11.75%, 07/15/25(a)(b)	46,982	58,980,028
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)(b)	53,971	56,669,550
5.75%, 04/20/29(a)(b)	37,404	40,085,216
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	18,395	18,546,989
3.75%, 10/28/29 (Call 07/28/29)(b)	10,922	10,881,042
3.80%, 04/19/23 (Call 03/19/23)(b)	8,088	8,341,809
4.38%, 04/19/28 (Call 01/19/28)(b)	8,155	8,620,514
7.38%, 01/15/26 (Call 12/15/25)(b)	25,215	29,571,101
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	23,168	24,471,200
United Airlines Holdings Inc., 4.25%, 10/01/22	9,116	9,312,632
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	34,634	35,940,394
4.63%, 04/15/29 (Call 10/15/25)(a)	20,950	21,771,240

		345,436,098

Apparel — 0.3%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	17,015	17,924,569
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	17,297	18,544,287
5.38%, 05/15/25 (Call 05/15/22)(a)(b)	12,390	13,034,900
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)(b)	10,705	11,347,376
5.63%, 03/15/27 (Call 03/15/22)(a)(b)	9,011	9,498,474

		70,349,606

Auto Manufacturers — 3.4%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	19,015	18,301,937
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	7,737	8,140,036
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	8,223	8,891,119
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	22,135	24,051,670
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	22,141	23,544,325
8.50%, 04/21/23	53,871	60,335,520
9.00%, 04/22/25 (Call 03/22/25)(b)	53,795	65,764,387
9.63%, 04/22/30 (Call 01/22/30)	14,876	20,878,168
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	11,465	11,235,700
2.98%, 08/03/22 (Call 07/03/22)	6,520	6,615,820
3.09%, 01/09/23(b)	19,888	20,264,989
3.10%, 05/04/23	13,758	14,067,287
3.35%, 11/01/22(b)	15,265	15,627,683
3.37%, 11/17/23(b)	14,032	14,497,562
3.38%, 11/13/25 (Call 10/13/25)	29,982	30,731,550
3.55%, 10/07/22(b)	1,404	1,439,861
3.66%, 09/08/24	9,949	10,358,401
3.81%, 01/09/24 (Call 11/09/23)(b)	9,985	10,359,438
3.82%, 11/02/27 (Call 08/02/27)(b)	11,995	12,297,802
4.00%, 11/13/30 (Call 08/13/30)	24,768	25,294,320
4.06%, 11/01/24 (Call 10/01/24)(b)	21,716	22,868,034
4.13%, 08/04/25(b)	19,594	20,705,082
4.13%, 08/17/27 (Call 06/17/27)	18,368	19,268,032
4.14%, 02/15/23 (Call 01/15/23)(b)	11,602	12,036,979
4.25%, 09/20/22	8,503	8,785,867
4.27%, 01/09/27 (Call 11/09/26)	15,000	15,780,412

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.38%, 08/06/23(b)	$12,887	$13,598,620
4.39%, 01/08/26	17,916	19,125,330
4.54%, 08/01/26 (Call 06/01/26)	10,691	11,479,461
4.69%, 06/09/25 (Call 04/09/25)(b)	6,069	6,524,175
5.11%, 05/03/29 (Call 02/03/29)(b)	21,987	24,014,201
5.13%, 06/16/25 (Call 05/16/25)	27,242	29,759,161
5.58%, 03/18/24 (Call 02/18/24)	21,854	23,793,542
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	9,105	8,702,644
5.63%, 02/01/23 (Call 06/01/21)(a)(b)	7,728	7,752,343
5.88%, 01/15/28 (Call 01/15/24)(a)	12,681	12,859,115
7.75%, 10/15/25 (Call 10/15/22)(a)	12,810	13,903,945
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/21)(a)	19,801	20,541,888
9.50%, 05/01/25 (Call 04/21/22)(a)(b)	9,342	10,136,070
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(a)	31,204	32,314,862

		736,647,338

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	13,947	14,313,047
Adient U.S. LLC
7.00%, 05/15/26 (Call 05/15/22)(a)(b)	101	108,273
9.00%, 04/15/25 (Call 04/15/22)(a)	8,989	9,962,059
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/22)(b)	10,794	11,185,283
6.25%, 03/15/26 (Call 03/15/22)(b)	7,308	7,520,370
6.50%, 04/01/27 (Call 04/01/22)(b)	10,472	11,061,050
6.88%, 07/01/28 (Call 07/01/23)(b)	7,224	7,720,650
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)(b)	6,707	7,205,289
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	19,500	20,719,725
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	37,360	40,348,800
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/22)(a)(b)	2,791	2,882,638
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	1,720	1,737,200
5.38%, 11/15/27 (Call 11/15/22)(b)	7,080	7,536,448
5.50%, 12/15/24 (Call 12/15/21)(b)	2,518	2,573,711
5.63%, 06/15/28 (Call 06/15/23)(b)	6,823	7,379,518
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	13,983	14,559,799
5.00%, 05/31/26 (Call 05/31/21)(b)	18,410	18,888,229
5.13%, 11/15/23 (Call 05/06/21)(b)	15,023	15,036,683
5.25%, 04/30/31 (Call 01/30/31)	10,796	10,879,129
5.63%, 04/30/33 (Call 01/30/33)	8,657	8,667,821
9.50%, 05/31/25 (Call 05/31/22)(b)	13,667	15,409,542
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)(b)	9,130	8,833,275
5.13%, 04/15/29 (Call 04/15/24)(a)	15,305	15,190,212
7.88%, 01/15/29 (Call 01/15/24)(a)	8,971	10,096,771
ZF North America Capital Inc.
4.50%, 04/29/22(a)(b)	5,105	5,224,093
4.75%, 04/29/25(a)	19,689	21,222,076

		296,261,691

Banks — 1.6%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(b)(c)	6,745	7,141,076
4.75%, 02/16/24 (Call 11/16/23)(b)	9,737	10,613,330
5.00%, 08/15/22(b)	16,728	17,617,930

Security	Par (000)	Value

Banks (continued)
5.00%, 08/01/23(b)	$10,634	$11,551,182
5.25%, 03/07/25 (Call 12/07/24)(b)	8,294	9,361,852
6.13%, 03/09/28(b)	10,116	12,316,230
Commerzbank AG, 8.13%, 09/19/23(a)(b)	19,807	22,659,776
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(b)(c)	28,176	29,322,180
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 01/14/31)(c)	23,087	22,958,147
4.88%, 12/01/32 (Call 12/01/27)(c)	18,539	20,075,614
5.88%, 07/08/31 (Call 04/08/30)(b)(c)	9,431	10,884,756
Fifth Third Bancorp., Series H, 5.10%, (Call 06/30/23)(b)(c)(d)	12,129	12,508,031
Freedom Mortgage Corp.
7.63%, 05/01/26 (Call 05/01/23)(a)(b)	11,410	11,894,925
8.13%, 11/15/24 (Call 11/15/21)(a)(b)	8,007	8,290,248
8.25%, 04/15/25 (Call 04/15/22)(a)(b)	13,664	14,167,655
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)(b)	38,269	41,588,836
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(c)	27,831	29,923,204
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(c)	18,245	20,282,998
7.30%, 04/02/34 (Call 04/02/29)(a)(b)(c)	23,115	27,395,861

		340,553,831

Building Materials — 0.8%
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	11,464	12,192,088
6.75%, 06/01/27 (Call 06/01/22)(a)(b)	13,981	15,052,644
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)(b)	7,034	7,517,587
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)(b)	21,428	22,874,390
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/21)(a)(b)	8,218	8,393,549
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	9,062	9,469,790
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	19,912	18,642,610
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	20,690	20,776,811
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	18,757	19,343,156
5.00%, 02/15/27 (Call 02/15/22)(a)(b)	16,200	16,706,250
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)(b)	14,297	15,098,325

		166,067,200

Chemicals — 1.5%
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	12,903	12,554,984
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	9,777	10,266,046
Blue Cube Spinco LLC, 10.00%, 10/15/25 (Call 10/15/21)(b)	1,387	1,461,274
CF Industries Inc., 3.45%, 06/01/23	11,930	12,466,850
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(b)	9,534	10,223,525
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	15,602	16,596,627
7.00%, 05/15/25 (Call 05/15/21)(b)	8,829	9,082,834
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	14,202	15,015,491
5.25%, 12/15/29 (Call 09/15/29)(b)	11,483	12,114,565
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)	8,028	7,997,895
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	18,399	19,397,330

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	$8,363	$8,946,880
5.25%, 08/01/23 (Call 08/01/21)(a)(b)	7,839	7,931,999
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	19,121	20,456,548
OCI NV, 5.25%, 11/01/24 (Call 11/01/21)(a)(b)	6,817	7,083,068
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	10,732	11,309,994
5.13%, 09/15/27 (Call 03/15/22)(b)	11,524	12,031,301
5.63%, 08/01/29 (Call 08/01/24)(b)	12,538	13,574,893
9.50%, 06/01/25 (Call 03/01/25)(a)(b)	7,713	9,653,565
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	21,035	20,982,412
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	6,233	6,137,811
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(a)	20,515	20,976,587
6.50%, 05/01/25 (Call 05/01/22)(a)(b)	11,001	11,743,567
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	10,423	10,188,483
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	11,141	11,391,673
WR Grace & Co.-Conn, 4.88%, 06/15/27 (Call 06/12/23)(a)	14,268	14,874,390

		314,460,592

Commercial Services — 3.1%
ADT Security Corp. (The)
3.50%, 07/15/22	14,115	14,450,091
4.13%, 06/15/23(b)	14,219	14,861,521
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)(b)	38,105	40,391,300
9.75%, 07/15/27 (Call 07/15/22)(a)(b)	19,913	21,872,744
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(a)(b)	12,693	13,644,340
7.63%, 09/01/23 (Call 09/01/21)	4,784	4,913,646
7.88%, 12/01/22 (Call 12/01/21)	7,528	7,562,347
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)	8,835	9,118,604
5.38%, 03/01/29 (Call 03/01/24)(a)	11,179	11,694,799
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	8,659	9,168,149
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	13,316	13,768,744
5.50%, 07/15/25 (Call 06/18/22)(a)(b)	5,219	5,525,308
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)(b)	10,638	10,702,505
9.50%, 11/01/27 (Call 11/01/22)(a)(b)	12,659	13,948,699
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	14,688	14,724,720
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	14,985	15,752,981
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)(b)	24,800	26,226,000
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/05/22)(a)(b)	10,203	10,737,943
5.00%, 06/15/28 (Call 06/15/23)(a)(b)	14,336	15,651,328
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(a)(b)	24,437	24,131,537
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 02/01/22)(a)(b)	7,225	7,414,656
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/28 (Call 10/01/23)(a)(b)	20,153	21,488,136
5.88%, 10/01/30 (Call 10/01/25)(a)	13,275	14,528,160

Security	Par (000)	Value

Commercial Services (continued)
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	$17,550	$17,017,651
5.25%, 04/15/24(a)(b)	13,783	14,746,280
5.75%, 04/15/26(a)(b)	24,651	26,964,003
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	25,700	27,017,125
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	16,176	17,611,620
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	14,969	17,949,973
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	15,314	14,835,897
4.63%, 12/15/27 (Call 12/15/22)(b)	8,078	8,571,768
5.13%, 06/01/29 (Call 06/01/24)(b)	14,856	16,038,389
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)(b)	12,332	12,913,660
3.88%, 02/15/31 (Call 08/15/25)(b)	21,309	21,431,527
4.00%, 07/15/30 (Call 07/15/25)(b)	12,883	13,212,547
4.88%, 01/15/28 (Call 01/15/23)	31,377	33,155,841
5.25%, 01/15/30 (Call 01/15/25)(b)	13,112	14,341,250
5.50%, 05/15/27 (Call 05/15/22)(b)	19,696	20,971,316
5.88%, 09/15/26 (Call 09/15/21)	19,058	19,943,370
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	19,480	20,746,200

		659,746,675

Computers — 1.5%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)(b)	27,480	29,269,264
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 06/15/21)(a)	27,435	28,178,275
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/22)(b)	6,242	6,391,184
9.38%, 07/15/25 (Call 07/15/22)(a)(b)	14,678	16,310,927
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(b)	15,806	16,403,214
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/14/21)(a)(b)	12,021	4,357,613
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)(b)	13,467	13,904,677
5.13%, 04/15/29 (Call 04/15/24)(a)	15,175	15,649,219
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	8,981	9,317,788
5.75%, 09/01/27 (Call 09/01/22)(a)(b)	9,946	10,505,462
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	8,703	9,475,826
8.13%, 04/15/25 (Call 04/15/22)(a)(b)	5,798	6,348,713
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(a)(b)	11,780	11,351,149
3.38%, 07/15/31 (Call 01/15/26)(a)(b)	9,441	9,087,165
4.09%, 06/01/29 (Call 03/01/29)(a)(b)	8,868	9,100,785
4.13%, 01/15/31 (Call 10/15/30)(a)	9,230	9,356,912
4.75%, 06/01/23(b)	11,769	12,583,168
4.75%, 01/01/25(b)	6,745	7,358,514
4.88%, 03/01/24 (Call 01/01/24)	10,443	11,303,931
4.88%, 06/01/27 (Call 03/01/27)(b)	6,151	6,835,606
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 06/01/21)(a)	19,988	20,424,404
Vericast Corp., 8.38%, 08/15/22 (Call 06/01/21)(a)(b)	13,114	13,350,052
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 09/20/21)(a)	3,877	4,066,419

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	$45,593	$50,522,743

		331,453,010

Cosmetics & Personal Care — 0.2%
Avon Products Inc., 6.50%, 03/15/23	660	710,011
Coty Inc., 5.00%, 04/15/26 (Call 04/15/23)(a)	11,959	12,101,312
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	8,975	8,935,398
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	14,347	15,280,542

		37,027,263

Distribution & Wholesale — 0.6%
American Builders & Contractors Supply Co. Inc.
4.00%, 01/15/28 (Call 01/15/23)(a)(b)	14,129	14,410,693
5.88%, 05/15/26 (Call 05/15/21)(a)(b)	7,834	8,092,952
Avient Corp.
5.25%, 03/15/23(b)	7,957	8,565,959
5.75%, 05/15/25 (Call 05/15/22)(a)	13,458	14,240,358
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/21)(a)(b)	13,774	14,080,471
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	23,400	22,974,015
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)(b)	20,186	21,283,614
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)(b)	11,307	11,144,109
9.00%, 11/15/26 (Call 11/15/22)(a)(b)	16,903	16,721,019
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	9,795	8,299,630

		139,812,820

Diversified Financial Services — 2.6%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(c)	13,433	13,997,547
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(b)	21,020	24,102,947
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)(b)	14,676	15,936,815
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)	11,535	11,577,526
6.50%, 11/01/25 (Call 11/01/22)(a)(b)	9,600	10,147,400
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	17,260	17,300,178
4.63%, 11/15/27 (Call 11/15/22)(a)	8,842	9,246,227
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	11,336	11,216,719
5.50%, 08/15/28 (Call 08/15/23)(a)(b)	16,439	16,562,292
6.00%, 01/15/27 (Call 01/15/23)(a)(b)	12,133	12,666,852
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	9,643	9,440,256
5.00%, 03/15/27 (Call 09/15/26)(b)	13,007	13,086,529
5.50%, 01/25/23(b)	19,286	20,192,442
5.88%, 10/25/24	8,546	9,002,884
6.13%, 03/25/24	16,384	17,305,600
6.50%, 06/15/22(b)	14,021	14,712,617
6.75%, 06/25/25(b)	9,647	10,478,778
6.75%, 06/15/26(b)	9,041	9,780,102
7.25%, 01/25/22	368	382,748
7.25%, 09/25/23(b)	8,995	9,770,819
NFP Corp., 6.88%, 08/15/28 (Call 08/15/23)(a)(b)	33,793	35,440,409
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)(b)	16,347	15,815,722
5.38%, 11/15/29 (Call 05/15/29)(b)	12,978	14,000,017
5.63%, 03/15/23(b)	15,646	16,709,146

Security	Par (000)	Value

Diversified Financial Services (continued)
6.13%, 05/15/22(b)	$14,415	$15,118,407
6.13%, 03/15/24 (Call 09/15/23)(b)	25,470	27,539,437
6.63%, 01/15/28 (Call 07/15/27)(b)	14,309	16,262,178
6.88%, 03/15/25(b)	24,580	27,935,170
7.13%, 03/15/26(b)	30,258	35,323,695
8.88%, 06/01/25 (Call 06/01/22)	11,615	12,885,913
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(e)	11,918	11,411,485
5.38%, 10/15/25 (Call 10/15/22)(a)(e)	12,452	13,121,295
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(a)(b)	19,777	20,853,521
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/09/23)(a)(b)	13,230	12,899,250
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	23,737	23,143,575
United Shore Financial Services LLC, 5.50%, 11/15/25 (Call 11/15/22)(a)	1,824	1,894,941
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 03/30/24)(a)	13,415	13,142,005

		570,403,444

Electric — 2.7%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)	16,047	15,253,546
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	25,282	25,547,145
4.63%, 02/01/29 (Call 02/01/24)(a)	11,760	11,602,063
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	15,847	15,583,613
5.13%, 03/15/28 (Call 03/15/23)(a)	26,052	26,477,169
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	20,558	21,087,368
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)	16,824	16,562,219
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	16,442	17,240,465
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	7,332	7,896,931
4.35%, 04/15/29 (Call 01/15/29)(b)	6,507	7,053,772
Electricite de France SA
5.25%, (Call 01/29/23)(a)(b)(c)(d)	29,854	31,322,748
5.63%, (Call 01/22/24)(a)(b)(c)(d)	27,681	29,860,934
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	12,129	11,865,086
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	9,626	9,092,615
Series B, 4.40%, 07/15/27 (Call 04/15/27)	26,292	28,789,740
Series B, 4.75%, 03/15/23 (Call 12/15/22)(b)	3,423	3,624,843
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(a)	8,217	8,444,936
4.35%, 01/15/25 (Call 10/15/24)(a)	7,438	8,118,127
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	9,444	9,874,231
4.25%, 07/15/24 (Call 04/15/24)(a)	10,808	11,469,990
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	1,058	1,121,512
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	10,967	11,844,360
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	8,443	8,280,557
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	19,001	18,616,199
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	14,462	15,492,417
5.75%, 01/15/28 (Call 01/15/23)(b)	15,525	16,495,312
6.63%, 01/15/27 (Call 07/15/21)	19,941	20,782,510
7.25%, 05/15/26 (Call 05/15/21)	16,141	16,733,698
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	18,793	19,756,141
5.25%, 07/01/30 (Call 06/15/25)(b)	18,582	19,826,994

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/21)(b)	$10,605	$8,810,104
6.63%, 01/15/28 (Call 01/15/23)(a)	8,999	9,108,488
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	13,435	13,868,279
7.63%, 06/01/28 (Call 06/01/23)(a)(b)	6,141	6,368,678
10.50%, 01/15/26 (Call 01/15/22)(a)(b)	11,984	11,010,300
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)(b)	24,893	25,789,895
5.50%, 09/01/26 (Call 09/01/21)(a)(b)	18,441	19,063,384
5.63%, 02/15/27 (Call 02/15/22)(a)	25,180	26,217,416

		585,953,785

Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	16,061	15,985,581
4.75%, 06/15/28 (Call 07/01/23)(a)(b)	10,983	11,230,117
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)(b)	30,126	32,585,035
7.25%, 06/15/28 (Call 06/15/23)(a)	25,930	28,746,646

		88,547,379

Electronics — 0.5%
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	31,372	32,586,096
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)	13,110	13,191,282
4.88%, 10/15/23(a)(b)	10,510	11,245,700
5.00%, 10/01/25(a)(b)	12,543	13,922,730
5.63%, 11/01/24(a)(b)	9,391	10,470,965
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	14,438	14,353,177
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	9,689	10,154,072

		105,924,022

Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)(b)	6,320	6,508,810
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	13,574	14,116,960
5.00%, 01/31/28 (Call 07/31/27)(a)	13,264	14,257,060

		34,882,830

Engineering & Construction — 0.3%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)(b)	18,349	20,413,262
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/21)(a)(b)	18,829	19,251,980
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	9,520	9,829,210
4.25%, 09/15/28 (Call 06/15/28)(b)	10,634	10,990,771

		60,485,223

Entertainment — 3.0%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)	8,697	9,302,079
AMC Entertainment Holdings Inc. (12.00% PIK), 12.00%, 06/15/26 (Call 06/15/23)(a)(f)	5,081	4,357,078
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/22)(a)(b)	64,253	68,349,129
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	34,266	38,120,925
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/21)(a)(b)	32,726	32,992,308
5.75%, 07/01/25 (Call 07/01/22)(a)(b)	19,303	20,340,536
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	8,248	8,467,397
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)(b)	6,877	6,930,022

Security	Par (000)	Value

Entertainment (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(b)	$11,396	$11,771,751
5.50%, 05/01/25 (Call 05/01/22)(a)	21,010	22,061,834
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	12,977	13,383,756
5.50%, 04/01/27 (Call 04/01/22)(a)(b)	12,899	13,411,735
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/21)(b)	15,902	15,881,327
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	7,380	7,682,580
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)	10,525	10,853,906
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	14,113	15,002,119
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	14,928	16,789,372
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	22,226	24,615,295
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(a)	14,704	14,740,760
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	9,301	9,265,386
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	17,654	17,822,199
4.88%, 11/01/24 (Call 11/01/21)(a)(b)	10,669	10,885,847
6.50%, 05/15/27 (Call 05/15/23)(a)(b)	24,214	26,889,189
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 10/15/21)(a)(b)	2,973	3,102,799
8.00%, 02/01/26 (Call 02/01/23)(a)	22,035	22,365,525
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/21)(a)	25,659	26,495,055
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	12,252	13,206,760
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	8,613	9,505,881
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	21,794	23,529,347
8.63%, 07/01/25 (Call 07/01/22)(a)(b)	12,125	13,246,563
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/21)(a)(b)	18,701	18,896,261
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	9,742	10,085,194
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)(b)	14,530	15,679,614
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	16,265	16,945,690
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	15,261	14,326,264
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	10,915	11,051,438
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)	14,893	15,395,639
7.75%, 04/15/25 (Call 04/15/22)(a)(b)	10,947	11,825,319

		645,573,879

Environmental Control — 0.4%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)(b)	7,654	7,880,340
5.88%, 07/01/25 (Call 07/01/21)(b)	5,482	5,704,021
6.00%, 01/01/27 (Call 01/01/22)(b)	5,369	5,626,491
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	14,204	13,702,421
3.75%, 08/01/25 (Call 08/01/22)(a)(b)	14,515	14,769,013
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	8,949	8,558,555
4.25%, 06/01/25 (Call 06/01/22)(a)(b)	9,369	9,704,527
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	10,603	11,153,393
8.50%, 05/01/27 (Call 05/01/22)(a)	1,347	1,480,068

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	$9,821	$9,812,407
5.38%, 07/15/24 (Call 06/07/21)(a)(b)	6,685	6,903,733

		95,294,969

Food — 3.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)(b)	16,220	16,221,338
3.50%, 02/15/23 (Call 12/15/22)(a)	13,112	13,502,082
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	24,321	23,348,160
4.63%, 01/15/27 (Call 01/15/22)(a)(b)	24,381	25,356,240
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	18,187	18,935,390
5.75%, 03/15/25 (Call 09/15/21)	1,581	1,631,228
5.88%, 02/15/28 (Call 08/15/22)(a)(b)	14,252	15,213,714
7.50%, 03/15/26 (Call 03/15/22)(a)(b)	9,270	10,212,999
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/22)(b)	14,356	14,777,205
5.25%, 09/15/27 (Call 03/01/22)(b)	13,462	13,931,555
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(a)(b)	18,326	20,220,908
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	23,294	25,694,577
6.50%, 04/15/29 (Call 04/15/24)(a)	26,766	30,145,208
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(b)	34,677	36,655,323
3.50%, 06/06/22(b)	1,726	1,776,458
3.75%, 04/01/30 (Call 01/01/30)	19,074	20,337,653
3.88%, 05/15/27 (Call 02/15/27)(b)	25,318	27,529,527
3.95%, 07/15/25 (Call 04/15/25)(b)	30,091	33,281,398
4.00%, 06/15/23 (Call 05/15/23)(b)	4,580	4,872,738
4.25%, 03/01/31 (Call 12/01/30)	25,284	27,856,647
4.63%, 01/30/29 (Call 10/30/28)(b)	19,018	21,442,795
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)(b)	16,432	17,053,162
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	15,841	16,442,562
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	9,708	10,704,642
Pilgrim’s Pride Corp.
4.25%, 04/15/31 (Call 04/15/26)(a)	19,259	19,509,367
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	18,071	19,200,438
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	33,343	33,102,930
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	31,765	32,086,900
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	12,875	13,876,675
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	17,441	18,453,263
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	23,441	24,554,448
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	1,456	1,448,720
U.S. Foods Inc.
4.75%, 02/15/29 (Call 02/15/24)(a)	16,938	17,136,728
6.25%, 04/15/25 (Call 04/15/22)(a)	19,967	21,232,922

		647,745,900

Food Service — 0.3%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(b)	10,971	11,234,317
5.00%, 04/01/25 (Call 04/01/22)(a)(b)	9,379	9,625,199
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	22,970	24,032,362
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	27,473	29,224,404

		74,116,282

Security	Par (000)	Value

Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(a)	$16,431	$17,054,908

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(b)	14,017	15,566,345
5.63%, 05/20/24 (Call 03/20/24)(b)	14,411	16,063,942
5.75%, 05/20/27 (Call 02/20/27)(b)	8,443	9,442,229
5.88%, 08/20/26 (Call 05/20/26)(b)	11,243	12,597,782

		53,670,298

Health Care - Products — 0.4%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)(b)	30,438	31,883,805
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	18,095	17,778,337
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	8,861	9,390,888
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28 (Call 02/01/23)(a)	978	1,072,927
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	11,101	11,451,237
4.63%, 11/15/27 (Call 11/15/22)(b)	10,471	11,135,699
4.88%, 06/01/26 (Call 06/01/21)	5,291	5,424,333

		88,137,226

Health Care - Services — 6.6%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	4,750	4,910,312
5.50%, 07/01/28 (Call 07/01/23)(a)	4,555	4,821,643
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)	10,164	9,859,131
5.00%, 07/15/27 (Call 07/15/22)(a)(b)	8,905	9,344,098
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)(b)	39,587	37,830,129
3.00%, 10/15/30 (Call 07/15/30)	40,212	39,910,410
3.38%, 02/15/30 (Call 02/15/25)(b)	38,528	38,721,877
4.25%, 12/15/27 (Call 12/15/22)(b)	47,490	49,864,500
4.63%, 12/15/29 (Call 12/15/24)	65,977	71,517,748
5.38%, 06/01/26 (Call 06/01/21)(a)	29,078	30,329,808
5.38%, 08/15/26 (Call 08/15/21)(a)(b)	12,398	12,932,147
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	10,730	10,923,965
4.00%, 03/15/31 (Call 03/15/26)(a)	8,833	9,097,990
4.25%, 05/01/28 (Call 05/01/23)(a)	10,257	10,684,058
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	19,367	19,241,114
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	27,999	29,656,681
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	15,671	16,497,567
6.63%, 02/15/25 (Call 02/15/22)(a)(b)	24,922	26,319,658
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	23,889	22,604,140
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	32,220	33,744,973
8.00%, 03/15/26 (Call 03/15/22)(a)	36,202	39,007,655
8.00%, 12/15/27 (Call 12/15/22)(a)(b)	10,438	11,494,885
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	22,591	23,677,250
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	27,924	26,527,800
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	50,288	50,916,600
Encompass Health Corp, 4.63%, 04/01/31 (Call 03/30/26)(b)	6,688	7,106,000
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	17,000	17,616,250
4.75%, 02/01/30 (Call 02/01/25)(b)	15,312	16,131,618

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)(b)	$50,415	$51,802,743
5.38%, 02/01/25(b)	48,815	54,370,147
5.38%, 09/01/26 (Call 03/01/26)	19,376	21,986,587
5.63%, 09/01/28 (Call 03/01/28)	26,925	31,413,869
5.88%, 05/01/23(b)	21,579	23,549,767
5.88%, 02/15/26 (Call 08/15/25)	28,436	32,665,855
5.88%, 02/01/29 (Call 08/01/28)(b)	18,776	22,155,680
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)(b)	21,096	21,836,839
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	20,872	21,870,239
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 02/15/22)(a)	11,628	11,665,527
6.75%, 04/15/25 (Call 04/15/22)(a)	10,380	11,077,855
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)(b)	9,460	9,461,892
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)(b)	21,296	22,630,727
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	11,803	12,171,844
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	16,177	16,691,519
5.38%, 11/15/22 (Call 08/15/22)(b)	12,865	13,534,173
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)(b)	13,000	14,297,270
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	27,994	30,329,819
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	16,968	17,689,140
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	25,755	27,399,972
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/21)(b)	35,214	35,745,731
4.63%, 09/01/24 (Call 09/01/21)(a)(b)	9,128	9,399,193
4.63%, 06/15/28 (Call 06/15/23)(a)(b)	9,309	9,618,440
4.88%, 01/01/26 (Call 03/01/22)(a)(b)	40,462	42,040,018
5.13%, 05/01/25 (Call 05/01/21)(b)	28,196	28,534,352
5.13%, 11/01/27 (Call 11/01/22)(a)	27,025	28,380,004
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	47,876	50,639,642
6.25%, 02/01/27 (Call 02/01/22)(a)	26,534	27,827,532
6.75%, 06/15/23(b)	35,341	38,592,372
7.50%, 04/01/25 (Call 04/01/22)(a)(b)	12,453	13,429,585

		1,434,098,340

Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	18,720	19,777,118
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(a)	12,566	12,204,728
4.75%, 09/15/24 (Call 06/15/24)	20,788	21,840,704
5.25%, 05/15/27 (Call 11/15/26)(a)	7,240	7,401,090
5.25%, 05/15/27 (Call 11/15/26)(b)	16,808	17,181,978
6.25%, 05/15/26 (Call 05/15/22)(b)	22,262	23,516,063
6.38%, 12/15/25 (Call 12/15/21)	13,100	13,527,060
6.75%, 02/01/24 (Call 02/01/22)(b)	7,865	8,042,946
Stena AB, 7.00%, 02/01/24(a)(b)	10,552	10,731,971

		134,223,658

Home Builders — 0.7%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	9,023	9,023,000
6.25%, 09/15/27 (Call 09/15/22)(a)(b)	12,423	13,258,447

Security	Par (000)	Value

Home Builders (continued)
Lennar Corp., 5.88%, 11/15/24 (Call 05/15/24)	$225	$256,959
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	10,751	10,939,479
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	11,030	11,650,058
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	5,930	6,096,099
6.00%, 06/01/25 (Call 03/01/25)(b)	7,079	8,047,584
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)(b)	12,043	12,810,741
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	175	205,525
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	9,556	10,527,128
5.75%, 01/15/28 (Call 10/15/27)(a)	8,499	9,589,139
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	9,183	10,422,705
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	8,705	9,292,588
4.35%, 02/15/28 (Call 11/15/27)(b)	6,132	6,727,025
4.38%, 04/15/23 (Call 01/15/23)(b)	5,136	5,413,986
4.88%, 03/15/27 (Call 12/15/26)(b)	7,843	8,905,014
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	10,623	11,854,949
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	9,696	9,889,920

		154,910,346

Household Products & Wares — 0.2%
Central Garden & Pet Co., 4.13%, 04/30/31 (Call 04/30/26)(a)	7,405	7,367,975
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	8,445	8,518,894
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	9,640	9,350,800
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	9,500	9,311,153
5.75%, 07/15/25 (Call 07/15/21)(b)	8,566	8,809,703

		43,358,525

Housewares — 0.4%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)(b)	15,514	16,371,304
4.70%, 04/01/26 (Call 01/01/26)	39,163	43,617,791
4.88%, 06/01/25 (Call 05/01/25)(b)	10,130	11,267,093
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(a)	9,263	9,163,967
4.50%, 10/15/29 (Call 10/15/24)(b)	4,667	4,900,350

		85,320,505

Insurance — 0.8%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	12,768	12,497,565
7.00%, 11/15/25 (Call 11/15/21)(a)(b)	18,967	19,527,000
10.13%, 08/01/26 (Call 08/01/22)(a)(b)	7,319	8,366,663
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	9,933	10,088,203
6.75%, 10/15/27 (Call 10/15/22)(a)	26,870	28,246,072
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	9,766	9,887,416
7.00%, 08/15/25 (Call 08/15/21)(a)(b)	8,925	9,150,675
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(a)(b)	10,651	11,348,108

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	$28,483	$29,557,285
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)(b)	10,810	11,467,129
4.88%, 03/15/27 (Call 09/15/26)(b)	7,619	8,122,330
6.63%, 03/15/25 (Call 09/15/24)(b)	10,490	11,872,407

		170,130,853

Internet — 1.9%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)(b)	12,846	12,797,827
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	9,540	9,826,200
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	16,266	15,840,156
5.25%, 12/01/27 (Call 06/01/22)(a)(b)	7,895	8,283,829
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)	8,398	8,429,493
4.63%, 06/01/28 (Call 06/01/23)(a)	10,810	11,161,325
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	7,676	8,081,229
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	11,330	12,202,410
4.38%, 11/15/26(b)	16,488	18,594,960
4.88%, 04/15/28(b)	31,017	35,708,321
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	18,145	21,040,262
5.38%, 11/15/29(a)(b)	17,412	20,676,750
5.75%, 03/01/24(b)	3,996	4,499,276
5.88%, 02/15/25	16,314	18,883,455
5.88%, 11/15/28	33,867	41,275,406
6.38%, 05/15/29(b)	15,423	19,367,690
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)(b)	3,135	3,198,523
5.00%, 04/15/25 (Call 04/15/22)(a)	19,224	19,468,985
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)(b)	15,880	17,415,823
Uber Technologies Inc.
6.25%, 01/15/28 (Call 12/17/23)(a)(b)	10,360	11,257,835
7.50%, 05/15/25 (Call 05/15/22)(a)	19,807	21,416,319
7.50%, 09/15/27 (Call 09/15/22)(a)	21,674	23,945,435
8.00%, 11/01/26 (Call 11/01/21)(a)(b)	28,773	31,128,789
VeriSign Inc.
4.75%, 07/15/27 (Call 07/15/22)	4,201	4,480,661
5.25%, 04/01/25 (Call 01/01/25)	4,254	4,812,235

		403,793,194

Iron & Steel — 0.7%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	720	783,900
ArcelorMittal SA
3.60%, 07/16/24(b)	11,485	12,239,154
4.25%, 07/16/29(b)	9,653	10,475,427
4.55%, 03/11/26(b)	12,332	13,688,520
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	9,462	9,605,507
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	8,949	9,105,608
5.88%, 06/01/27 (Call 06/01/22)(b)	10,686	11,220,300
6.75%, 03/15/26 (Call 03/04/23)(a)(b)	15,674	17,043,751
9.88%, 10/17/25 (Call 10/17/22)(a)	12,228	14,352,615
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/22)(b)	11,335	11,590,038
6.88%, 08/15/25 (Call 08/15/21)(b)	14,725	15,109,886

Security	Par (000)	Value

Iron & Steel (continued)
6.88%, 03/01/29 (Call 03/01/24)	$14,682	$15,324,338

		140,539,044

Leisure Time — 0.7%
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	17,740	18,383,712
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	8,993	9,476,695
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)(b)	11,213	10,778,496
5.88%, 03/15/26 (Call 12/15/25)(a)	24,865	26,030,102
10.25%, 02/01/26 (Call 08/01/23)(a)	14,336	16,859,709
12.25%, 05/15/24 (Call 02/15/24)(a)(b)	13,856	16,866,770
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	10,060	10,547,910
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)(b)	15,230	14,925,400
13.00%, 05/15/25 (Call 05/15/22)(a)	13,488	15,770,844
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	12,850	13,107,000

		152,746,638

Lodging — 3.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(b)	19,587	20,076,436
6.00%, 08/15/26 (Call 08/15/21)	13,663	14,202,688
6.38%, 04/01/26 (Call 04/01/22)(b)	10,839	11,213,990
8.63%, 06/01/25 (Call 06/01/22)(a)(b)	11,757	13,017,350
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/21)(a)	9,600	9,986,400
10.75%, 09/01/24 (Call 09/01/21)(a)	10,357	10,965,474
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	29,474	29,067,727
3.75%, 05/01/29 (Call 05/01/24)(a)	13,092	13,179,534
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	19,684	19,926,261
4.88%, 01/15/30 (Call 01/15/25)(b)	18,610	19,850,356
5.38%, 05/01/25 (Call 05/01/22)(a)(b)	8,921	9,381,076
5.75%, 05/01/28 (Call 05/01/23)(a)	9,103	9,807,257
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	11,874	12,360,781
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)(b)	10,755	11,413,744
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(b)	14,535	15,189,075
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/21)(a)(b)	17,434	17,924,767
5.25%, 04/26/26 (Call 04/26/22)(a)(b)	10,170	10,683,585
5.38%, 12/04/29 (Call 12/04/24)(a)(b)	21,096	22,509,432
5.63%, 07/17/27 (Call 07/17/22)(a)	10,138	10,737,735
5.75%, 07/21/28 (Call 07/21/23)(a)	15,857	17,138,246
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)(b)	14,400	14,878,800
5.25%, 06/18/25 (Call 06/16/22)(a)(b)	9,395	9,845,490
5.38%, 05/15/24 (Call 05/15/21)(a)(b)	12,082	12,412,443
5.88%, 05/15/26 (Call 05/15/22)(a)(b)	16,130	16,966,216
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	7,348	7,741,118
4.75%, 10/15/28 (Call 07/15/28)	13,616	14,364,880
5.50%, 04/15/27 (Call 01/15/27)(b)	13,717	14,985,822
5.75%, 06/15/25 (Call 03/15/25)(b)	14,172	15,606,915
6.00%, 03/15/23	21,546	23,062,000
6.75%, 05/01/25 (Call 05/01/22)(b)	13,757	14,754,382
7.75%, 03/15/22	4,741	4,993,035

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)	$742	$744,783
5.00%, 10/01/25 (Call 10/01/21)(a)	506	514,083
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	14,550	14,904,729
6.00%, 07/15/25 (Call 07/15/22)(a)(b)	10,152	10,737,026
6.50%, 01/15/28 (Call 07/15/23)(a)(b)	9,510	10,301,831
Travel & Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	5,985	6,185,938
4.25%, 03/01/22 (Call 12/01/21)	1,017	1,030,730
6.00%, 04/01/27 (Call 01/01/27)(b)	8,614	9,634,575
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	12,238	14,027,808
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)	7,808	8,053,611
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	8,845	9,082,741
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	17,419	18,476,405
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	32,859	35,073,697
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/21)(a)(b)	12,411	12,639,362
5.13%, 12/15/29 (Call 12/15/24)(a)	18,071	18,499,975
5.50%, 01/15/26 (Call 06/15/22)(a)(b)	20,023	21,084,219
5.50%, 10/01/27 (Call 10/01/22)(a)(b)	14,514	15,257,117
5.63%, 08/26/28 (Call 08/26/23)(a)(b)	24,426	25,708,365

		680,200,010

Machinery — 0.3%
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(a)(b)	4,685	4,998,286
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/22)(a)(b)	13,044	13,548,911
Vertical Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	8,593	9,384,630
Vertical U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)(b)	29,683	31,142,415

		59,074,242

Manufacturing — 0.7%
Bombardier Inc.
6.00%, 10/15/22 (Call 05/31/21)(a)(b)	23,480	23,481,468
6.13%, 01/15/23(a)	19,811	20,674,561
7.50%, 12/01/24 (Call 12/01/21)(a)(b)	18,090	18,402,957
7.50%, 03/15/25 (Call 03/15/22)(a)(b)	27,931	27,931,000
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	37,823	37,681,164
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/21)(a)(b)	9,968	10,326,225
12.25%, 11/15/26 (Call 11/15/22)(a)(b)	14,168	16,414,957
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	627	674,204

		155,586,536

Media — 9.4%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)	22,839	22,524,964
7.50%, 05/15/26 (Call 05/15/21)(a)	46,808	48,658,320
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	18,676	18,442,550
4.75%, 08/01/25 (Call 08/01/21)(b)	17,251	17,768,530
5.00%, 04/01/24 (Call 04/01/22)	5,589	5,671,438
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/21)(a)(b)	7,467	7,546,374
4.25%, 02/01/31 (Call 07/01/25)(a)	55,356	55,356,000
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	51,112	52,123,506
4.50%, 05/01/32 (Call 05/01/26)(a)	55,662	56,288,659

Security	Par (000)	Value

Media (continued)
4.50%, 06/01/33 (Call 06/01/27)(a)	$5,790	$5,831,659
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	56,792	59,276,650
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	47,509	49,646,905
5.13%, 05/01/27 (Call 05/01/22)(a)	60,571	63,480,782
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	28,312	30,697,711
5.50%, 05/01/26 (Call 05/01/21)(a)	23,279	24,023,928
5.75%, 02/15/26 (Call 02/15/22)(a)(b)	31,088	32,124,474
5.88%, 05/01/27 (Call 05/01/21)(a)	9,392	9,711,891
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)(b)	22,383	22,800,219
9.25%, 02/15/24 (Call 02/15/22)(b)	20,314	21,197,236
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	17,249	16,222,517
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	20,125	19,970,289
4.50%, 11/15/31 (Call 11/15/26)	11,395	11,409,244
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	43,498	42,570,949
5.00%, 11/15/31 (Call 11/15/26)(a)	3,555	3,559,444
5.25%, 06/01/24(b)	15,002	16,266,784
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	18,191	19,178,044
5.50%, 05/15/26 (Call 05/15/21)(a)	24,776	25,488,310
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	25,871	27,151,718
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	41,743	44,441,389
5.88%, 09/15/22(b)	9,981	10,481,547
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	32,758	36,197,590
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	21,002	23,159,080
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)(b)	55,290	40,361,700
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	32,089	17,328,060
DISH DBS Corp.
5.00%, 03/15/23	29,228	30,563,600
5.88%, 07/15/22(b)	32,239	33,769,608
5.88%, 11/15/24(b)	36,747	39,762,176
7.38%, 07/01/28 (Call 07/01/23)(b)	17,884	19,314,541
7.75%, 07/01/26(b)	37,970	43,760,425
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/21)(a)	9,974	10,231,209
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	15,230	15,220,608
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	12,371	12,834,912
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	16,129	17,624,260
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	8,712	8,884,640
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	14,774	15,291,090
6.38%, 05/01/26 (Call 05/01/22)(b)	12,155	12,944,699
8.38%, 05/01/27 (Call 05/01/22)(b)	29,347	31,481,860
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	14,330	14,683,808
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	25,369	27,271,675
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/22)(b)	27,420	28,139,775
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	19,290	19,670,206
Nexstar Broadcasting Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	18,027	18,391,511
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	34,229	36,154,381
Quebecor Media Inc., 5.75%, 01/15/23(b)	15,655	16,721,987
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	16,845	17,153,474
6.50%, 09/15/28 (Call 09/15/23)(a)(b)	19,045	19,860,126
Scripps Escrow II Inc. 3.88%, 01/15/29 (Call 01/15/24)(a)	8,883	8,827,481

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	$9,760	$9,896,721
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)(b)	10,008	10,518,108
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	13,882	13,534,950
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	7,521	7,470,515
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	9,757	9,762,854
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(a)(b)	15,066	15,145,096
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	26,673	26,718,291
4.63%, 07/15/24 (Call 07/15/21)(a)(b)	27,956	28,764,471
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	28,587	29,980,616
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	18,382	18,994,121
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	24,281	26,269,007
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	18,640	19,021,479
4.75%, 03/15/26 (Call 03/15/23)(a)(b)	10,071	10,717,055
5.00%, 09/15/29 (Call 09/15/24)(b)	21,566	22,381,195
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	17,000	17,954,834
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/22)(a)(b)	28,994	29,511,952
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	28,482	30,863,807
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	24,125	24,042,492
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	3,150	3,275,212
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(c)	6,232	6,376,855
6.25%, 02/28/57 (Call 02/28/27)(b)(c)	12,228	13,672,204
Videotron Ltd.
5.00%, 07/15/22(b)	10,178	10,623,084
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	12,203	12,889,419
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	13,000	14,303,900
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	17,966	17,924,678
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)	16,465	16,553,970
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	13,401	13,905,012
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	26,588	28,429,227
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	9,290	9,403,895
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	9,656	9,889,675
6.00%, 01/15/27 (Call 01/15/22)(a)	11,336	11,907,633
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)(b)	13,230	13,596,736
5.50%, 01/15/27 (Call 01/15/22)(a)	31,256	32,525,516

		2,022,341,093

Mining — 1.5%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	9,240	9,487,401
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	15,197	16,450,753
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	9,966	10,861,354
7.00%, 09/30/26 (Call 09/30/21)(a)	8,701	9,180,228
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)(b)	13,815	14,759,722
6.13%, 02/15/28 (Call 02/15/23)(a)	15,648	16,586,880
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	8,490	8,317,016
5.75%, 05/15/24 (Call 05/15/21)(a)(b)	5,791	5,858,562

Security	Par (000)	Value

Mining (continued)
5.88%, 02/15/26 (Call 11/15/21)(a)(b)	$10,761	$11,109,764
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	26,949	27,947,557
4.50%, 09/15/27 (Call 06/15/27)(a)	12,823	13,927,701
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	15,784	17,207,543
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	669	679,719
3.88%, 03/15/23 (Call 12/15/22)	14,598	15,251,544
4.13%, 03/01/28 (Call 03/01/23)(b)	12,856	13,553,695
4.25%, 03/01/30 (Call 03/01/25)(b)	11,333	12,193,741
4.38%, 08/01/28 (Call 08/01/23)(b)	9,748	10,393,805
4.55%, 11/14/24 (Call 08/14/24)(b)	11,735	12,820,488
4.63%, 08/01/30 (Call 08/01/25)(b)	14,136	15,602,610
5.00%, 09/01/27 (Call 09/01/22)(b)	12,330	13,099,084
5.25%, 09/01/29 (Call 09/01/24)(b)	11,832	13,120,544
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	29,420	30,697,302
5.88%, 09/30/26 (Call 09/30/21)(a)(b)	26,434	27,575,684

		326,682,697

Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)(b)	12,899	12,786,134
4.13%, 05/01/25 (Call 05/01/22)	7,463	7,787,864
4.25%, 04/01/28 (Call 10/01/22)(b)	12,333	12,847,903
5.50%, 12/01/24 (Call 06/01/24)(b)	9,513	10,510,914
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	15,781	16,554,269
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	13,475	14,153,803
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	14,327	14,971,715

		89,612,602

Oil & Gas — 7.2%
Aker BP ASA, 4.75%, 06/15/24 (Call 06/15/21)(a)	766	786,169
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/22)(b)	12,055	12,235,825
5.63%, 06/01/23 (Call 06/01/21)	7,055	7,081,456
7.63%, 02/01/29 (Call 02/01/24)(a)	11,743	12,723,540
8.38%, 07/15/26 (Call 01/15/24)(a)(b)	9,101	10,232,036
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	9,780	9,800,587
4.38%, 10/15/28 (Call 07/15/28)(b)	18,698	19,085,049
4.63%, 11/15/25 (Call 08/15/25)(b)	9,021	9,528,431
4.88%, 11/15/27 (Call 05/15/27)(b)	13,771	14,555,086
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)	10,204	10,331,550
9.00%, 11/01/27 (Call 11/01/26)(a)	678	877,841
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/21)	6,000	5,550,000
6.25%, 04/15/23 (Call 06/01/21)(b)	6,845	6,502,750
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)(b)	9,778	10,645,798
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)	9,518	10,067,487
5.88%, 02/01/29 (Call 02/05/24)(a)	9,955	10,726,512
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)(b)	24,349	25,120,863
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	12,129	12,420,269
7.00%, 06/15/25 (Call 06/15/22)(a)(b)	21,380	22,048,125

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	$8,702	$9,287,384
7.25%, 03/14/27 (Call 03/14/22)(a)(b)	11,983	12,944,276
Comstock Resources Inc.
6.75%, 03/01/29 (Call 03/01/24)(a)	23,419	23,922,508
7.50%, 05/15/25 (Call 05/15/21)(a)	2,918	3,025,602
9.75%, 08/15/26 (Call 08/15/21)(b)	13,121	14,266,201
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	18,159	18,952,094
4.38%, 01/15/28 (Call 10/15/27)(b)	17,204	18,709,350
4.50%, 04/15/23 (Call 01/15/23)	9,800	10,266,480
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	27,436	31,825,760
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	7,765	7,949,419
5.63%, 10/15/25 (Call 10/15/21)(a)(b)	20,621	21,353,984
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)(b)	11,334	11,390,670
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	7,345	7,450,584
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/22)(a)	8,248	8,529,449
5.75%, 01/30/28 (Call 01/30/23)(a)	17,124	18,279,870
6.63%, 07/15/25 (Call 07/15/22)(a)	10,465	11,158,306
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)	7,735	7,930,009
4.88%, 03/30/26 (Call 12/30/25)	7,525	7,783,108
5.38%, 03/30/28 (Call 09/30/27)	9,140	9,463,983
5.88%, 03/30/31 (Call 09/30/30)	11,110	11,457,187
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(b)	7,218	7,364,026
3.90%, 10/01/27 (Call 07/01/27)(b)	22,516	23,474,337
7.63%, 02/01/25 (Call 01/01/25)(b)	20,617	23,722,436
8.50%, 02/01/30 (Call 11/01/29)(b)	13,076	16,720,935
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (Call 04/01/22)(a)	8,105	8,249,492
5.75%, 02/01/29 (Call 02/01/24)(a)(b)	9,878	10,093,587
6.00%, 02/01/31 (Call 02/01/26)(a)	9,724	10,106,153
6.25%, 11/01/28 (Call 11/01/23)(a)	9,230	9,603,538
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)	1,586	1,633,580
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)	4,440	4,675,555
6.13%, 06/30/25 (Call 03/30/25)(a)	9,613	10,545,689
6.50%, 06/30/27 (Call 12/30/26)(a)	11,549	12,850,028
6.75%, 06/30/30 (Call 12/30/29)(a)	9,479	10,649,640
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)(b)	20,367	20,341,541
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)	9,799	10,069,791
6.50%, 01/15/25 (Call 01/15/22)(a)(b)	6,788	7,021,338
7.13%, 02/01/27 (Call 02/01/23)(a)	24,041	25,664,489
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/22)(a)(b)	12,963	11,575,311
10.50%, 05/15/27 (Call 05/15/22)(a)	8,915	8,415,760
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/21)(b)	10,019	10,209,808
5.88%, 12/01/27 (Call 12/01/22)	8,985	9,029,925
6.38%, 07/15/28 (Call 07/15/24)(b)	10,625	10,779,189
6.88%, 08/15/24 (Call 08/15/21)(b)	10,471	10,766,177

Security	Par (000)	Value

Oil & Gas (continued)
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	$7,484	$6,202,365
9.00%, 02/01/25 (Call 12/01/21)(a)(b)	227	234,945
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)	9,265	8,193,348
7.50%, 01/15/28 (Call 01/15/23)(a)	4,228	3,691,044
Occidental Petroleum Corp.
2.70%, 08/15/22	27,170	27,339,812
2.70%, 02/15/23 (Call 08/15/22)	14,851	14,939,046
2.90%, 08/15/24 (Call 06/15/24)	55,865	55,725,337
3.00%, 02/15/27 (Call 11/15/26)	12,171	11,660,326
3.20%, 08/15/26 (Call 06/15/26)(b)	20,120	19,669,129
3.40%, 04/15/26 (Call 01/15/26)(b)	20,929	20,723,687
3.50%, 06/15/25 (Call 03/15/25)(b)	14,141	14,233,800
3.50%, 08/15/29 (Call 05/15/29)(b)	27,495	26,353,270
5.50%, 12/01/25 (Call 09/01/25)(b)	14,373	15,494,473
5.55%, 03/15/26 (Call 12/15/25)(b)	21,078	22,632,502
5.88%, 09/01/25 (Call 06/01/25)(b)	17,892	19,547,010
6.13%, 01/01/31 (Call 07/01/30)(b)	23,890	26,637,350
6.38%, 09/01/28 (Call 03/01/28)(b)	9,420	10,567,646
6.63%, 09/01/30 (Call 03/01/30)(b)	28,324	32,355,448
6.95%, 07/01/24	9,131	10,176,500
7.50%, 05/01/31(b)	15,252	18,199,449
7.88%, 09/15/31	8,059	9,821,331
8.00%, 07/15/25 (Call 04/15/25)(b)	8,602	10,045,702
8.50%, 07/15/27 (Call 01/15/27)(b)	8,538	10,427,033
8.88%, 07/15/30 (Call 01/15/30)(b)	18,157	23,375,162
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)(b)	10,820	12,118,400
5.63%, 07/01/24	16,450	18,338,391
Parkland Corp./Canada
4.50%, 10/01/29 (Call 10/01/24)(a)	10,235	10,446,353
5.88%, 07/15/27 (Call 07/15/22)(a)(b)	10,817	11,517,942
Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27 (Call 10/15/22)(a)	832	900,120
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	18,619	14,092,256
7.25%, 06/15/25 (Call 06/15/21)(b)	13,316	11,362,543
9.25%, 05/15/25 (Call 05/15/22)(a)(b)	23,912	25,047,820
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)(b)	13,200	13,723,776
6.13%, 09/15/24 (Call 09/15/21)	4,588	4,702,700
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/22)(a)	10,170	10,279,045
5.13%, 10/06/24 (Call 10/06/21)(a)	9,356	9,530,489
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	14,100	14,029,500
5.00%, 08/15/22 (Call 05/15/22)	6,368	6,509,688
5.00%, 03/15/23 (Call 12/15/22)(b)	7,895	8,072,638
8.25%, 01/15/29 (Call 01/15/24)(a)(b)	10,499	11,404,014
9.25%, 02/01/26 (Call 02/01/22)(b)	15,165	16,645,741
SM Energy Co.
6.63%, 01/15/27 (Call 01/15/22)(b)	4,946	4,783,771
6.75%, 09/15/26 (Call 09/15/21)(b)	8,171	7,920,422
10.00%, 01/15/25 (Call 06/17/22)(a)	14,218	16,180,896
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)(b)	15,249	16,468,920
7.50%, 04/01/26 (Call 04/01/22)(b)	10,055	10,635,174
7.75%, 10/01/27 (Call 10/01/22)(b)	8,401	9,041,576

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(a)(b)	$14,187	$14,304,803
5.50%, 02/15/26 (Call 02/15/22)(b)	9,838	10,138,407
5.88%, 03/15/28 (Call 03/15/23)	7,428	7,881,665
6.00%, 04/15/27 (Call 04/15/22)	11,034	11,575,218
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	12,578	11,775,547
Transocean Inc., 11.50%, 01/30/27 (Call 07/30/23)(a)(b)	9,405	9,069,469
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	10,462	10,198,114
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)(b)	10,606	10,178,115
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	10,468	10,066,859
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	12,007	12,934,541
5.25%, 09/15/24 (Call 06/15/24)	6,258	6,940,091
5.25%, 10/15/27 (Call 09/30/22)	5,240	5,601,036
5.75%, 06/01/26 (Call 06/01/21)(b)	5,402	5,657,152
5.88%, 06/15/28 (Call 06/15/23)	2,678	2,952,154
8.25%, 08/01/23 (Call 06/01/23)	1,826	2,097,725

		1,563,196,709

Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)(b)	14,113	14,773,431
6.88%, 04/01/27 (Call 04/01/22)(a)	8,858	9,424,308
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)(b)	17,317	18,487,084
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/22)	13,271	13,907,332
6.88%, 09/01/27 (Call 09/01/22)	13,279	13,976,147
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/21)(a)(b)	11,162	11,685,498
11.00%, 12/01/24 (Call 12/01/21)(a)(b)	36,918	36,364,230

		118,618,030

Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	11,325	11,173,590
4.00%, 09/01/29 (Call 05/15/24)(a)	20,080	19,964,540
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)	22,200	22,838,250
5.25%, 04/30/25 (Call 04/30/22)(a)(b)	13,898	14,613,765
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	33,910	34,616,545
6.00%, 02/15/25 (Call 02/15/22)(a)	12,643	13,005,096
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	22,584	21,820,821
4.00%, 11/15/23(b)	18,045	19,244,523
4.88%, 03/15/26 (Call 12/15/25)(b)	15,377	17,257,675
5.00%, 03/15/22	6,772	7,003,602
5.25%, 07/01/25(b)	20,145	22,813,252
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)(a)	5,400	5,358,582
4.50%, 02/15/26 (Call 02/15/22)(a)(b)	17,215	17,634,476
4.88%, 07/15/26 (Call 07/15/22)(a)(b)	29,043	30,767,117
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	14,794	15,757,160
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(b)	18,527	19,590,079

Security	Par (000)	Value

Packaging & Containers (continued)
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	$8,161	$8,794,702
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/22)(b)	16,387	17,011,196
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/22)(a)(b)	15,196	15,442,935
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	6,834	7,154,256
Graphic Packaging International LLC, 3.50%, 03/15/28(a)(b)	7,530	7,492,350
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)(b)	15,319	16,506,223
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	14,542	16,063,093
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/22)(a)(b)	27,289	27,391,334
7.25%, 04/15/25 (Call 04/15/22)(a)(b)	25,517	24,846,115
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)(b)	14,726	16,006,312
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	13,130	14,262,189
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	19,183	18,967,191
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	8,283	8,710,092
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	6,461	6,793,338
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	9,545	10,421,489
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	6,847	7,264,167
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	7,484	8,290,869
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	10,233	10,604,100
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)(b)	21,035	22,007,869
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	13,355	14,393,866

		571,882,759

Pharmaceuticals — 3.8%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	31,260	34,776,750
9.25%, 04/01/26 (Call 04/01/22)(a)	26,849	29,739,026
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)	23,680	24,035,200
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	18,544	18,549,378
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	23,280	23,402,220
5.25%, 02/15/31 (Call 02/15/26)(a)	18,109	18,149,564
5.50%, 11/01/25 (Call 11/01/21)(a)(b)	30,413	31,363,406
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	8,204	8,815,803
6.13%, 04/15/25 (Call 04/15/22)(a)	55,664	56,903,916
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	28,503	30,133,372
7.00%, 03/15/24 (Call 03/15/22)(a)(b)	32,259	33,083,692
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	13,673	14,909,185
7.25%, 05/30/29 (Call 05/30/24)(a)(b)	14,530	16,128,300
9.00%, 12/15/25 (Call 12/15/21)(a)	27,722	30,061,182
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)(b)	16,025	17,330,709
5.90%, 08/28/28 (Call 05/28/28)(b)	13,454	15,282,399
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(a)(b)	23,181	17,717,417
9.50%, 07/31/27 (Call 07/31/23)(a)(b)	17,560	18,613,600
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)(b)	23,633	23,408,723
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)(b)	13,510	14,689,873

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)(b)	$8,288	$8,650,600
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	13,425	13,727,062
Organon Finance 1 LLC
4.13%, 04/30/28 (Call 04/30/24)(a)	40,545	41,537,947
5.13%, 04/30/31 (Call 04/30/26)(a)	32,937	34,007,452
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)(b)	37,951	39,853,533
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	10,705	10,276,800
5.13%, 01/15/28 (Call 01/15/23)(a)(b)	8,227	8,629,497
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23(b)	53,253	52,727,393
3.15%, 10/01/26(b)	66,185	62,147,715
6.00%, 04/15/24 (Call 01/15/24)(b)	21,770	22,940,137
6.75%, 03/01/28 (Call 12/01/27)(b)	22,932	25,022,635
7.13%, 01/31/25 (Call 10/31/24)(b)	18,514	20,226,545

		816,841,031

Pipelines — 4.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/21)	10,988	11,188,954
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	12,455	12,614,651
5.75%, 01/15/28 (Call 01/15/23)(a)	12,054	12,283,388
7.88%, 05/15/26 (Call 05/15/23)(a)(b)	8,775	9,576,118
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	11,465	11,521,465
4.13%, 03/01/25 (Call 02/01/25)(a)	11,528	11,875,762
4.13%, 12/01/27 (Call 09/01/27)(b)	7,111	7,051,318
4.15%, 07/01/23 (Call 04/01/23)	7,744	8,021,171
4.50%, 03/01/28 (Call 12/01/27)(a)	9,167	9,219,085
6.38%, 01/22/78 (Call 01/22/23)(b)(c)	7,247	5,883,270
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(a)	37,140	38,747,233
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)(a)	27,134	27,614,443
4.50%, 10/01/29 (Call 10/01/24)(b)	27,374	28,571,612
5.63%, 10/01/26 (Call 10/01/21)(b)	20,121	20,976,142
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)(b)	9,765	9,960,202
5.75%, 04/01/25 (Call 04/01/22)(b)	9,182	9,420,524
6.00%, 02/01/29 (Call 02/01/24)(a)	11,399	11,783,716
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(b)	4,996	5,222,569
5.13%, 05/15/29 (Call 02/15/29)(b)	10,242	11,012,710
5.38%, 07/15/25 (Call 04/15/25)(b)	17,311	19,005,854
5.63%, 07/15/27 (Call 04/15/27)(b)	9,805	10,724,219
5.85%, 05/21/43 (Call 05/21/23)(a)(b)(c)	9,967	9,078,830
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	12,241	12,378,711
4.40%, 04/01/24 (Call 01/01/24)	7,714	7,926,564
4.85%, 07/15/26 (Call 04/15/26)(b)	9,514	9,599,150
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	9,031	9,245,486
4.13%, 12/01/26 (Call 09/01/26)(b)	7,799	7,873,734
4.50%, 01/15/29 (Call 07/15/28)(a)	14,957	14,872,436
4.75%, 07/15/23 (Call 06/15/23)(b)	15,348	16,074,728
4.75%, 01/15/31 (Call 07/15/30)(a)	20,642	20,435,580

Security	Par (000)	Value

Pipelines (continued)
5.50%, 07/15/28 (Call 04/15/28)	$14,387	$15,281,871
6.00%, 07/01/25 (Call 04/01/25)(a)(b)	14,170	15,471,160
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	17,059	18,851,143
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 02/15/22)	2,719	2,668,019
6.50%, 10/01/25 (Call 10/01/21)(b)	8,708	8,777,301
7.75%, 02/01/28 (Call 02/01/23)(b)	12,126	12,249,786
8.00%, 01/15/27 (Call 01/15/24)	14,677	15,120,539
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	8,931	9,249,327
5.63%, 02/15/26 (Call 02/15/22)(a)(b)	14,135	14,682,731
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	29,590	30,183,871
6.75%, 09/15/25 (Call 09/15/22)(a)	23,070	23,870,529
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)(b)	37,998	39,992,895
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/21)	9,788	9,581,059
7.50%, 04/15/26 (Call 04/15/22)(b)	7,493	6,691,811
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	9,786	10,360,928
5.75%, 10/01/25 (Call 07/01/25)(b)	12,829	13,804,325
6.00%, 06/01/26 (Call 03/01/26)(b)	9,016	9,764,610
6.38%, 10/01/30 (Call 04/01/30)(b)	9,821	10,790,824
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	7,228	7,178,353
4.95%, 07/15/29 (Call 04/15/29)(a)	9,227	9,417,975
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/21)(a)	7,411	7,555,295
5.50%, 01/15/28 (Call 01/15/23)(a)	13,722	13,650,341
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	8,361	8,483,907
6.00%, 12/31/30 (Call 12/31/25)(a)	13,682	13,758,106
7.50%, 10/01/25 (Call 10/01/22)(a)	10,901	11,911,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	18,603	18,254,194
4.25%, 11/15/23 (Call 05/15/21)	8,352	8,372,988
4.88%, 02/01/31 (Call 02/01/26)(a)	18,348	19,253,498
5.00%, 01/15/28 (Call 01/15/23)	13,423	14,134,035
5.38%, 02/01/27 (Call 02/01/22)	9,158	9,557,518
5.50%, 03/01/30 (Call 03/01/25)(b)	18,091	19,581,698
5.88%, 04/15/26 (Call 04/15/22)(b)	16,086	16,850,085
6.50%, 07/15/27 (Call 07/15/22)	12,737	13,875,220
6.88%, 01/15/29 (Call 01/15/24)	11,654	13,075,156
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	8,884	9,239,360
4.00%, 07/01/22 (Call 04/01/22)	6,951	7,120,093
4.35%, 02/01/25 (Call 01/01/25)	19,209	20,241,484
4.50%, 03/01/28 (Call 12/01/27)	7,633	8,110,063
4.65%, 07/01/26 (Call 04/01/26)(b)	8,613	9,194,378
4.75%, 08/15/28 (Call 05/15/28)(b)	6,268	6,722,430
5.30%, 02/01/30 (Call 11/01/29)(b)	22,552	24,595,775

		957,285,556

Real Estate — 0.5%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	12,780	12,652,200
4.38%, 02/01/31 (Call 02/01/26)(a)	11,089	10,991,583
5.38%, 08/01/28 (Call 08/01/23)(a)(b)	13,313	14,078,498

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	$10,945	$11,314,394
5.00%, 03/01/31 (Call 03/01/26)(b)	12,294	12,709,549
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	7,538	7,839,520
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	16,898	17,460,281
7.63%, 06/15/25 (Call 06/15/22)(a)(b)	10,298	11,257,001
9.38%, 04/01/27 (Call 04/01/22)(a)	11,457	12,866,400

		111,169,426

Real Estate Investment Trusts — 4.0%
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	9,043	8,749,103
4.75%, 02/15/28 (Call 08/15/27)(b)	9,384	9,474,712
9.75%, 06/15/25 (Call 06/15/22)(b)	18,922	21,239,094
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)(b)	8,778	8,545,717
4.50%, 06/01/27 (Call 03/01/27)(b)	8,471	8,713,615
4.75%, 12/15/26 (Call 09/15/26)(b)	9,106	9,581,703
4.95%, 04/15/28 (Call 01/15/28)(b)	7,266	7,576,349
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)(b)	16,299	17,276,940
5.25%, 05/01/25 (Call 05/01/21)(a)	22,682	23,142,445
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/21)(a)(b)	7,866	8,130,927
6.00%, 04/15/25 (Call 04/15/22)(a)(b)	8,495	9,005,985
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	20,667	20,615,332
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	17,593	18,296,720
4.88%, 09/15/29 (Call 09/15/24)(a)	19,398	19,785,960
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	9,210	9,532,350
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	15,156	15,884,672
5.25%, 07/15/30 (Call 07/15/25)(a)	24,533	25,483,654
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	10,426	11,027,908
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	10,941	11,118,791
4.75%, 10/01/24 (Call 07/01/24)(b)	14,155	14,836,013
5.50%, 02/15/26 (Call 08/15/22)(b)	7,755	8,049,525
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)(b)	12,580	12,319,410
5.25%, 03/15/22 (Call 09/15/21)(a)	2,358	2,369,790
5.25%, 10/01/25 (Call 10/01/21)(a)	683	692,647
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)(b)	14,373	14,570,629
4.50%, 09/01/26 (Call 06/01/26)(b)	7,345	7,786,067
4.63%, 06/15/25 (Call 03/15/25)(a)(b)	14,122	15,060,054
5.63%, 05/01/24 (Call 02/01/24)(b)	21,674	23,342,248
5.75%, 02/01/27 (Call 11/01/26)	14,916	16,659,382
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	24,484	24,440,982
4.63%, 08/01/29 (Call 08/01/24)(b)	15,956	16,893,415
5.00%, 10/15/27 (Call 09/07/22)	28,078	29,552,095
5.25%, 08/01/26 (Call 08/01/21)	7,751	7,993,219
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	14,740	15,642,825
7.50%, 06/01/25 (Call 06/01/22)(a)	8,486	9,227,592

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	$10,923	$10,841,077
4.75%, 10/15/27 (Call 10/15/22)(b)	13,301	13,666,777
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(a)(b)	28,034	26,855,790
3.88%, 02/15/27 (Call 02/15/23)	29,139	29,831,051
4.88%, 09/01/24 (Call 09/01/21)(b)	23,159	23,716,263
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	7,447	6,901,880
4.35%, 10/01/24 (Call 09/01/24)	16,135	16,083,671
4.38%, 02/15/30 (Call 08/15/29)	5,711	5,326,650
4.50%, 06/15/23 (Call 12/15/22)(b)	8,627	8,822,237
4.75%, 10/01/26 (Call 08/01/26)	8,778	8,531,163
4.95%, 02/15/27 (Call 08/15/26)(b)	7,601	7,446,396
4.95%, 10/01/29 (Call 07/01/29)(b)	8,528	8,261,500
5.00%, 08/15/22 (Call 02/15/22)(b)	4,117	4,183,201
5.50%, 12/15/27 (Call 09/15/27)(b)	7,853	8,289,723
7.50%, 09/15/25 (Call 06/15/25)	16,962	19,230,837
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/21)(a)(b)	13,303	13,734,017
7.88%, 02/15/25 (Call 02/15/22)(a)	42,840	46,160,100
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	10,915	10,874,069
6.00%, 04/15/23 (Call 04/15/22)(a)(b)	7,013	7,124,130
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	22,593	22,517,878
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)(b)	14,184	14,518,118
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	15,308	15,411,788
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	17,322	17,614,395
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	24,545	25,342,712
4.63%, 12/01/29 (Call 12/01/24)(a)(b)	18,790	19,504,959

		873,408,252

Retail — 4.0%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	12,475	12,218,709
3.88%, 01/15/28 (Call 09/15/22)(a)(b)	14,819	15,000,794
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	53,517	52,393,261
4.25%, 05/15/24 (Call 05/15/21)(a)(b)	11,726	11,871,285
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	15,280	15,476,093
5.75%, 04/15/25 (Call 04/15/22)(a)(b)	8,739	9,270,331
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/21)(a)(b)	27,817	28,499,907
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(a)	10,523	10,719,254
5.63%, 10/01/25 (Call 10/01/22)(a)	10,607	10,947,750
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	10,877	11,297,287
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(a)(b)	14,078	14,471,574
8.50%, 10/30/25 (Call 10/30/21)(a)(b)	10,463	11,103,205
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)	12,115	12,042,310
5.88%, 04/01/29 (Call 04/01/24)(a)	13,094	12,946,911
Gap Inc. (The)
8.38%, 05/15/23(a)(b)	7,026	8,000,858
8.63%, 05/15/25 (Call 05/15/22)(a)	13,434	14,884,200
8.88%, 05/15/27 (Call 05/15/23)(a)(b)	19,381	22,675,770

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/21)(a)(b)	$30,116	$30,520,057
8.75%, 10/01/25 (Call 10/01/21)(a)(b)	14,101	14,832,842
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/15/22)(a)(b)	9,566	9,910,376
7.00%, 06/15/25 (Call 06/15/22)(a)(b)	15,272	16,423,254
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	14,159	14,888,660
5.25%, 06/01/26 (Call 06/01/21)(a)	17,328	17,835,970
L Brands Inc.
5.25%, 02/01/28(b)	8,944	9,775,792
5.63%, 10/15/23	3,110	3,385,984
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	17,432	20,046,800
7.50%, 06/15/29 (Call 06/15/24)(b)	9,468	10,984,679
9.38%, 07/01/25(a)(b)	8,341	10,581,428
Lithia Motors Inc.
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	8,808	9,304,918
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	8,014	8,446,890
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)(b)	24,691	27,239,852
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	7,413	7,436,944
3.63%, 06/01/24 (Call 03/01/24)(b)	2,488	2,515,990
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	9,109	9,348,111
Magic Mergeco Inc.
5.25%, 05/01/28 (Call 11/01/23)(a)	15,202	15,411,027
7.88%, 05/01/29 (Call 04/01/24)(a)	19,305	19,835,887
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	9,239	9,100,415
4.75%, 09/15/29 (Call 09/15/24)	8,803	9,292,359
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	20,144	20,604,895
Nordstrom Inc., 4.38%, 04/01/30 (Call 01/01/30)(b)	1,147	1,173,837
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(b)	13,048	13,374,200
5.50%, 05/15/26 (Call 05/15/21)(b)	5,181	5,347,569
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	20,973	21,574,401
7.75%, 02/15/29 (Call 02/15/24)(a)	22,245	24,135,825
QVC Inc.
4.38%, 03/15/23(b)	9,595	10,134,269
4.38%, 09/01/28 (Call 06/01/28)	9,695	9,937,375
4.45%, 02/15/25 (Call 11/15/24)(b)	11,042	11,795,923
4.75%, 02/15/27 (Call 11/15/26)(b)	10,730	11,370,550
4.85%, 04/01/24(b)	12,958	14,085,022
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	11,271	11,693,663
8.00%, 11/15/26 (Call 01/15/23)(a)(b)	16,577	17,208,998
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	37,026	38,402,256
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	18,764	19,415,111
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/21)	4,569	4,630,305
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	21,190	20,892,069
4.63%, 01/31/32 (Call 10/01/26)	21,300	22,262,760
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	15,601	16,751,574
7.75%, 04/01/25 (Call 04/01/22)(a)(b)	10,271	11,221,068

		856,949,404

Security	Par (000)	Value

Semiconductors — 0.3%
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	$24,130	$25,321,083
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)(b)	12,089	12,285,688
4.38%, 10/15/29 (Call 10/15/24)	16,406	17,829,549

		55,436,320

Software — 1.8%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)(b)	19,110	18,786,531
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)(b)	10,334	11,132,760
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	10,646	11,249,841
5.00%, 10/15/24 (Call 07/15/24)(b)	7,962	8,722,371
5.25%, 05/15/29 (Call 05/15/24)(a)(b)	10,615	11,439,641
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/22)(a)	30,284	30,821,541
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	15,850	16,147,187
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	18,856	19,350,970
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	18,756	19,657,132
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	8,656	9,253,697
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)(b)	17,984	18,208,800
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	10,739	11,093,579
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)(b)	16,633	16,778,539
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)(b)	8,571	8,797,617
4.00%, 02/15/28 (Call 02/15/23)(a)(b)	9,340	9,587,230
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)	9,813	9,520,875
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	10,414	10,660,131
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/22)(a)(b)	37,072	38,184,160
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	38,837	41,220,621
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	11,490	11,682,756
3.88%, 03/15/31 (Call 03/15/26)(b)	9,370	9,615,963
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 09/01/25 (Call 09/01/21)(a)	32,763	33,991,612
10.50%, 02/01/24 (Call 02/01/22)(a)(b)	15,296	15,724,374

		391,627,928

Telecommunications — 7.6%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	21,538	21,376,465
10.50%, 05/15/27 (Call 05/15/22)(a)	30,082	33,886,170
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)(b)	7,993	8,013,062
5.13%, 07/15/29 (Call 04/15/24)(a)	47,985	48,014,991
5.50%, 01/15/28 (Call 09/15/22)(a)(b)	19,317	19,900,373
7.38%, 05/01/26 (Call 05/01/21)(a)	95,461	99,134,463
8.13%, 02/01/27 (Call 02/01/22)(a)	34,903	38,262,414
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	19,190	20,430,754
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(a)	19,271	19,892,490
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/22)(a)	22,672	23,379,294
6.00%, 03/01/26 (Call 03/01/22)(a)(b)	28,282	29,802,157

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	$13,471	$14,570,009
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	17,663	18,921,489
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	14,309	14,169,190
6.00%, 06/15/25 (Call 06/15/21)(a)(b)	24,443	24,870,752
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	39,542	41,327,321
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	9,079	9,215,185
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	11,974	12,893,483
Frontier Communications Corp.
5.00%, 05/01/28 (Call 05/01/24)(a)(b)	29,023	29,764,828
5.88%, 10/15/27 (Call 10/15/23)(a)	22,762	24,184,625
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	17,960	18,902,900
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	13,740	15,114,000
6.63%, 08/01/26(b)	15,078	16,743,315
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 05/31/21)(a)(b)(g)	24,990	25,802,175
9.50%, 09/30/22(a)(b)(g)	7,476	8,765,610
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/21)(a)(b)	22,067	22,425,589
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(c)	9,796	10,452,483
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	14,634	14,140,103
3.75%, 07/15/29 (Call 01/15/24)(a)(b)	17,207	16,776,825
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	23,946	24,143,076
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	19,456	20,064,000
5.25%, 03/15/26 (Call 03/15/22)(b)	12,304	12,671,840
5.38%, 05/01/25 (Call 05/01/21)(b)	13,167	13,456,674
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)(b)	23,491	23,919,711
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	19,562	19,273,093
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	21,601	22,654,049
5.63%, 04/01/25 (Call 01/01/25)	7,769	8,390,520
Series T, 5.80%, 03/15/22	9,925	10,250,044
Series W, 6.75%, 12/01/23(b)	13,001	14,384,968
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	18,045	20,176,114
Nokia OYJ
3.38%, 06/12/22(b)	4,608	4,729,680
4.38%, 06/12/27(b)	10,066	11,012,897
Sprint Communications Inc., 6.00%, 11/15/22	42,661	45,563,228
Sprint Corp.
7.13%, 06/15/24	47,161	54,523,775
7.63%, 02/15/25 (Call 11/15/24)(b)	28,127	33,471,130
7.63%, 03/01/26 (Call 11/01/25)(b)	28,812	35,342,240
7.88%, 09/15/23	78,731	89,817,175
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	27,623	30,169,841
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)	4,600	4,508,000
5.63%, 12/06/26 (Call 12/06/23)(a)	6,596	6,637,225
6.50%, 10/15/27 (Call 10/15/22)(a)	4,810	4,728,711
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)(b)	18,671	18,787,694
2.63%, 04/15/26 (Call 04/15/23)	19,823	20,170,894
2.63%, 02/15/29 (Call 02/15/24)	20,186	19,676,241
2.88%, 02/15/31 (Call 02/15/26)	20,239	19,874,698
3.38%, 04/15/29 (Call 04/15/24)(b)	22,292	22,668,556
3.50%, 04/15/31 (Call 04/15/26)	23,294	23,636,131
4.00%, 04/15/22 (Call 03/16/22)	5,805	5,945,945

Security	Par (000)	Value

Telecommunications (continued)
4.50%, 02/01/26 (Call 02/01/22)	$17,824	$18,269,600
4.75%, 02/01/28 (Call 02/01/23)	29,587	31,621,106
5.13%, 04/15/25 (Call 04/15/22)	10,665	10,848,438
5.38%, 04/15/27 (Call 04/15/22)	10,046	10,662,090
6.00%, 03/01/23 (Call 05/11/21)	23,909	24,094,125
6.00%, 04/15/24 (Call 05/11/21)	21,739	21,887,727
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/21)(a)(b)	11,719	11,982,678
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	11,508	12,084,217
6.50%, 07/15/28 (Call 06/17/23)(a)(b)	8,623	9,111,579
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(a)	25,371	24,679,640
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(c)	36,669	44,642,399
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	26,099	27,211,470
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/22)(a)(b)	28,622	28,421,646
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	20,640	21,299,964

		1,638,597,344

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)	10,599	10,972,297
3.75%, 04/01/29 (Call 04/01/24)(a)	11,187	11,450,576
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	12,241	13,450,717
6.75%, 12/31/25 (Call 12/31/21)(a)	4,189	4,403,686

		40,277,276

Transportation — 0.3%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 05/31/21)(a)	4,494	3,738,446
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/21)(a)(b)	8,879	8,992,208
6.25%, 05/01/25 (Call 05/01/22)(a)(b)	21,180	22,689,075
6.75%, 08/15/24 (Call 08/15/21)(a)	18,071	18,967,522

		54,387,251

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(c)	8,709	9,345,482
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)(b)	16,530	17,208,226
6.75%, 03/15/22 (Call 05/07/21)(a)	4,353	4,361,945
9.75%, 08/01/27 (Call 08/01/23)(a)	7,250	8,398,349
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28 (Call 05/01/24)(a)	1,760	1,829,309

		41,143,311

Total Corporate Bonds & Notes — 98.5% (Cost: $21,282,128,359)		21,270,657,898

Floating Rate Loan Interests

Oil & Gas — 0.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 1.00%, 11/01/25(c)	23,239	25,717,904

Total Floating Rate Loan Interests — 0.1% (Cost: $23,239,000)		25,717,904

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Common Stocks

Oil, Gas & Consumable Fuels — 0.1%
SM Energy Co.	671	$10,606,303

Total Common Stocks — 0.1% (Cost $2,882,368)		10,606,303

Short-Term Investments

Money Market Funds — 13.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(h)(i)	2,825,462	2,826,874,295
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(h)	111,130	111,130,000

		2,938,004,295

Total Short-Term Investments — 13.6% (Cost: $2,937,329,992)		2,938,004,295

Total Investments in Securities — 112.3% (Cost: $24,245,579,719)		24,244,986,400

Other Assets, Less Liabilities — (12.3)%		(2,655,505,209)

Net Assets — 100.0%		$21,589,481,191

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Affiliate of the Fund.
(f)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$21,270,657,898	$—	$21,270,657,898
Floating Rate Loan Interests	—	25,717,904	—	25,717,904
Common Stocks	10,606,303	—	—	10,606,303
Money Market Funds	2,938,004,295	—	—	2,938,004,295

	$2,948,610,598	$21,296,375,802	$—	$24,244,986,400

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)	$5,735	$5,719,667
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	14,523	16,073,793
3.65%, 11/01/24 (Call 08/01/24)	8,423	9,179,618

		30,973,078

Aerospace & Defense — 2.3%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	5,017	5,025,306
2.70%, 02/01/27 (Call 12/01/26)(a)	11,281	11,611,814
2.75%, 02/01/26 (Call 01/01/26)(a)	3,027	3,140,502
2.95%, 02/01/30 (Call 11/01/29)	7,555	7,578,672
3.20%, 03/01/29 (Call 12/01/28)(a)	11,270	11,584,675
3.25%, 02/01/28 (Call 12/01/27)(a)	2,526	2,640,486
3.25%, 02/01/35 (Call 11/01/34)(a)	7,517	7,384,673
3.60%, 05/01/34 (Call 02/01/34)(a)	9,565	9,743,893
3.63%, 02/01/31 (Call 11/01/30)	4,591	4,829,756
3.75%, 02/01/50 (Call 08/01/49)	13,204	12,907,748
3.90%, 05/01/49 (Call 11/01/48)(a)	9,946	9,953,909
3.95%, 08/01/59 (Call 02/01/59)	10,402	10,148,247
4.88%, 05/01/25 (Call 04/01/25)	35,479	39,783,280
5.04%, 05/01/27 (Call 03/01/27)	20,917	24,030,447
5.15%, 05/01/30 (Call 02/01/30)	44,455	51,687,997
5.71%, 05/01/40 (Call 11/01/39)	33,340	41,297,208
5.81%, 05/01/50 (Call 11/01/49)(a)	59,400	76,088,519
5.93%, 05/01/60 (Call 11/01/59)	36,925	48,011,883
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	7,649	8,310,711
3.50%, 05/15/25 (Call 03/15/25)(a)	8,628	9,501,868
3.50%, 04/01/27 (Call 02/01/27)(a)	10,426	11,608,017
3.63%, 04/01/30 (Call 01/01/30)(a)	11,455	12,767,364
3.75%, 05/15/28 (Call 02/15/28)	12,293	13,767,040
4.25%, 04/01/40 (Call 10/01/39)	9,673	11,509,077
4.25%, 04/01/50 (Call 10/01/49)(a)	8,599	10,525,439
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)(a)	21,921	25,100,343
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	10,051	9,569,355
2.90%, 03/01/25 (Call 12/01/24)(a)	7,188	7,710,950
3.55%, 01/15/26 (Call 10/15/25)	21,064	23,404,154
3.80%, 03/01/45 (Call 09/01/44)	12,278	13,702,895
4.07%, 12/15/42	15,643	18,212,529
4.09%, 09/15/52 (Call 03/15/52)(a)	17,804	21,090,314
4.70%, 05/15/46 (Call 11/15/45)	13,046	16,645,988
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	15,264	16,340,717
3.20%, 02/01/27 (Call 11/01/26)(a)	11,005	11,958,483
3.25%, 01/15/28 (Call 10/15/27)	21,757	23,548,702
4.03%, 10/15/47 (Call 04/15/47)	25,520	28,667,484
4.40%, 05/01/30 (Call 02/01/30)(a)	11,730	13,623,940
4.75%, 06/01/43(a)	9,122	11,202,216
5.25%, 05/01/50 (Call 11/01/49)(a)	12,468	16,626,341
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	9,998	9,924,410
3.13%, 05/04/27 (Call 02/04/27)(a)	12,187	13,272,753
3.13%, 07/01/50 (Call 01/01/50)	10,178	9,901,453
3.50%, 03/15/27 (Call 12/15/26)	15,109	16,636,541
3.75%, 11/01/46 (Call 05/01/46)	11,418	12,262,097
3.95%, 08/16/25 (Call 06/16/25)(a)	16,788	18,737,063

Security	Par (000)	Value

Aerospace & Defense (continued)
4.13%, 11/16/28 (Call 08/16/28)(a)	$29,471	$33,445,238
4.15%, 05/15/45 (Call 11/16/44)	8,988	10,101,274
4.35%, 04/15/47 (Call 10/15/46)	9,067	10,581,835
4.45%, 11/16/38 (Call 05/16/38)	8,712	10,233,027
4.50%, 06/01/42(a)	35,474	42,510,789
4.63%, 11/16/48 (Call 05/16/48)(a)	19,203	23,384,941
5.70%, 04/15/40	12,854	17,236,033
6.13%, 07/15/38	14,068	19,451,860

		960,522,256

Agriculture — 1.7%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)(a)	8,746	9,133,729
2.45%, 02/04/32 (Call 11/04/31)	22,728	21,371,868
3.40%, 05/06/30 (Call 02/06/30)	8,400	8,747,461
3.40%, 02/04/41 (Call 08/04/40)	12,734	11,661,857
3.70%, 02/04/51 (Call 08/04/50)	13,634	12,210,537
3.88%, 09/16/46 (Call 03/16/46)(a)	17,337	16,515,299
4.00%, 02/04/61 (Call 08/04/60)	9,825	8,979,161
4.25%, 08/09/42(a)	11,771	11,914,428
4.40%, 02/14/26 (Call 12/14/25)	11,330	12,787,597
4.80%, 02/14/29 (Call 11/14/28)	17,214	19,595,252
5.38%, 01/31/44(a)	19,522	22,519,203
5.80%, 02/14/39 (Call 08/14/38)	22,315	27,016,427
5.95%, 02/14/49 (Call 08/14/48)	28,502	35,095,499
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	8,598	9,170,230
3.25%, 03/27/30 (Call 12/27/29)	11,938	13,003,901
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	18,864	18,503,232
2.73%, 03/25/31 (Call 12/25/30)(a)	15,787	15,157,465
2.79%, 09/06/24 (Call 08/06/24)	7,126	7,499,669
3.22%, 08/15/24 (Call 06/15/24)(a)	12,133	12,926,857
3.22%, 09/06/26 (Call 07/06/26)	11,780	12,478,570
3.56%, 08/15/27 (Call 05/15/27)	39,262	41,831,584
3.73%, 09/25/40 (Call 03/25/40)(a)	8,769	8,147,992
3.98%, 09/25/50 (Call 03/25/50)	10,431	9,603,968
4.39%, 08/15/37 (Call 02/15/37)	27,986	28,783,229
4.54%, 08/15/47 (Call 02/15/47)	25,773	25,385,204
4.70%, 04/02/27 (Call 02/02/27)	10,823	12,187,577
4.76%, 09/06/49 (Call 03/06/49)	10,629	10,705,033
4.91%, 04/02/30 (Call 01/02/30)(a)	11,630	13,115,581
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	16,746	16,664,703
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)(a)	6,111	6,012,518
1.50%, 05/01/25 (Call 04/01/25)	11,720	11,949,158
1.75%, 11/01/30 (Call 08/01/30)(a)	8,697	8,207,423
2.10%, 05/01/30 (Call 02/01/30)	8,587	8,372,086
2.75%, 02/25/26 (Call 11/25/25)(a)	7,667	8,209,746
2.88%, 05/01/24 (Call 04/01/24)(a)	1,809	1,924,532
3.25%, 11/10/24	6,913	7,499,573
3.38%, 08/11/25 (Call 05/11/25)	7,867	8,578,470
3.38%, 08/15/29 (Call 05/15/29)(a)	7,969	8,641,219
3.88%, 08/21/42(a)	5,943	6,307,253
4.13%, 03/04/43	10,308	11,349,961
4.25%, 11/10/44	13,794	15,468,752
4.38%, 11/15/41(a)	8,898	10,174,919
4.88%, 11/15/43(a)	8,691	10,480,738
6.38%, 05/16/38(a)	18,071	25,238,423

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)(a)	$27,760	$30,904,095
5.70%, 08/15/35 (Call 02/15/35)(a)	9,308	10,887,170
5.85%, 08/15/45 (Call 02/15/45)(a)	23,943	27,489,528

		690,408,677

Airlines — 0.1%
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)(a)	23,179	27,080,665
5.25%, 05/04/25 (Call 04/04/25)	17,675	20,239,155

		47,319,820

Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	11,034	11,767,012
2.40%, 03/27/25 (Call 02/27/25)	10,653	11,268,922
2.75%, 03/27/27 (Call 01/27/27)(a)	10,664	11,500,584
2.85%, 03/27/30 (Call 12/27/29)(a)	16,745	17,824,957
3.25%, 03/27/40 (Call 09/27/39)	12,685	13,480,270
3.38%, 03/27/50 (Call 09/27/49)(a)	17,866	19,085,329
3.88%, 11/01/45 (Call 05/01/45)(a)	9,091	10,441,719
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)(a)	8,321	8,729,073
2.95%, 04/23/30 (Call 01/23/30)(a)	9,640	10,054,173

		114,152,039

Auto Manufacturers — 1.3%
American Honda Finance Corp.
1.00%, 09/10/25	10,722	10,701,329
1.20%, 07/08/25(a)	10,823	10,908,858
2.00%, 03/24/28	2,751	2,766,088
2.15%, 09/10/24(a)	5,539	5,795,985
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)(a)	11,867	11,220,634
Daimler Finance North America LLC, 8.50%, 01/18/31	18,557	27,635,255
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	10,046	11,159,080
5.00%, 10/01/28 (Call 07/01/28)(a)	8,267	9,538,789
5.00%, 04/01/35	7,872	9,204,770
5.15%, 04/01/38 (Call 10/01/37)(a)	11,755	13,815,508
5.20%, 04/01/45	14,258	16,711,919
5.40%, 04/01/48 (Call 10/01/47)(a)	9,133	11,025,403
5.95%, 04/01/49 (Call 10/01/48)(a)	9,034	11,692,434
6.13%, 10/01/25 (Call 09/01/25)	21,297	25,268,622
6.25%, 10/02/43	16,395	21,556,908
6.60%, 04/01/36 (Call 10/01/35)	12,036	16,095,423
6.75%, 04/01/46 (Call 10/01/45)	8,705	11,999,620
6.80%, 10/01/27 (Call 08/01/27)	12,286	15,454,666
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)(a)	16,075	15,862,585
2.35%, 01/08/31 (Call 10/08/30)(a)	4,773	4,567,748
2.40%, 04/10/28 (Call 02/10/28)	11,588	11,612,404
2.70%, 08/20/27 (Call 06/20/27)	9,798	10,096,619
2.75%, 06/20/25 (Call 05/20/25)(a)	16,474	17,328,230
2.90%, 02/26/25 (Call 01/26/25)(a)	16,255	17,171,429
3.50%, 11/07/24 (Call 09/07/24)	8,479	9,124,979
3.60%, 06/21/30 (Call 03/21/30)(a)	12,638	13,398,526
3.95%, 04/13/24 (Call 02/13/24)(a)	6,118	6,614,832
4.00%, 01/15/25 (Call 10/15/24)	11,095	12,093,125
4.00%, 10/06/26 (Call 07/06/26)(a)	9,305	10,268,134
4.30%, 07/13/25 (Call 04/13/25)	11,480	12,708,420
4.35%, 04/09/25 (Call 02/09/25)(a)	11,203	12,420,282
4.35%, 01/17/27 (Call 10/17/26)	14,252	15,919,474

Security	Par (000)	Value

Auto Manufacturers (continued)
5.25%, 03/01/26 (Call 12/01/25)	$14,074	$16,224,462
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)	10,236	10,316,149
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	6,833	6,785,239
1.80%, 02/13/25(a)	14,942	15,455,842
1.90%, 04/06/28	9,890	9,952,055
2.15%, 02/13/30(a)	11,616	11,689,391
3.00%, 04/01/25	16,484	17,792,510
3.20%, 01/11/27(a)	9,429	10,355,090
3.38%, 04/01/30(a)	7,482	8,219,587

		518,528,403

Auto Parts & Equipment — 0.1%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	12,751	13,353,068
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	8,792	8,909,632
3.63%, 06/15/24 (Call 03/15/24)(a)	2,092	2,261,373

		24,524,073

Banks — 23.2%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	8,654	9,627,716
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25(a)	13,236	13,080,975
Banco Santander SA
1.85%, 03/25/26	8,399	8,468,795
2.71%, 06/27/24	10,250	10,818,183
2.75%, 05/28/25	19,898	20,937,639
2.75%, 12/03/30	9,034	8,774,825
2.96%, 03/25/31(a)	9,743	9,823,862
3.31%, 06/27/29(a)	12,044	12,888,222
3.49%, 05/28/30(a)	12,409	13,099,715
3.80%, 02/23/28	12,575	13,651,903
4.25%, 04/11/27	11,381	12,756,418
4.38%, 04/12/28	13,862	15,570,084
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	21,341	21,317,000
1.20%, 10/24/26 (Call 10/24/25)(b)	24,274	24,074,676
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	28,988	29,061,754
1.73%, 07/22/27 (Call 07/22/26)(b)	25,588	25,831,889
1.90%, 07/23/31 (Call 07/23/30)(b)	26,233	24,880,644
1.92%, 10/24/31 (Call 10/24/30)(a)(b)	24,714	23,422,955
2.02%, 02/13/26 (Call 02/13/25)(b)	19,640	20,264,790
2.46%, 10/22/25 (Call 10/22/24)(b)	17,532	18,379,556
2.50%, 02/13/31 (Call 02/13/30)(a)(b)	32,649	32,660,417
2.59%, 04/29/31 (Call 04/29/30)(a)(b)	28,950	29,239,121
2.68%, 06/19/41 (Call 06/19/40)(b)	45,615	42,886,311
2.69%, 04/22/32 (Call 04/22/31)(b)	25,548	25,838,082
2.83%, 10/24/51 (Call 10/24/50)(a)(b)	8,673	7,968,458
2.88%, 10/22/30 (Call 10/22/29)(b)	20,038	20,776,160
3.09%, 10/01/25 (Call 10/01/24)(a)(b)	14,028	14,975,837
3.19%, 07/23/30 (Call 07/23/29)(b)	25,964	27,541,528
3.25%, 10/21/27 (Call 10/21/26)	23,943	25,982,278
3.31%, 04/22/42 (Call 04/22/41)(b)	19,736	20,136,445
3.37%, 01/23/26 (Call 01/23/25)(b)	21,822	23,562,444
3.42%, 12/20/28 (Call 12/20/27)(b)	55,244	59,808,602
3.46%, 03/15/25 (Call 03/15/24)(a)(b)	7,938	8,514,775
3.48%, 03/13/52 (Call 03/13/51)(b)	11,294	11,565,189
3.50%, 04/19/26(a)	24,028	26,508,519

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)(b)	$29,329	$32,167,631
3.59%, 07/21/28 (Call 07/21/27)(b)	20,391	22,295,540
3.71%, 04/24/28 (Call 04/24/27)(b)	20,417	22,510,898
3.82%, 01/20/28 (Call 01/20/27)(b)	24,722	27,399,843
3.88%, 08/01/25(a)	16,990	18,928,331
3.95%, 01/23/49 (Call 01/23/48)(a)(b)	12,593	13,889,997
3.97%, 03/05/29 (Call 03/05/28)(a)(b)	24,647	27,513,217
3.97%, 02/07/30 (Call 02/07/29)(a)(b)	27,960	31,189,363
4.00%, 04/01/24	9,906	10,876,788
4.00%, 01/22/25	22,414	24,663,341
4.08%, 04/23/40 (Call 04/23/39)(b)	15,036	16,935,862
4.08%, 03/20/51 (Call 03/20/50)(b)	42,458	47,372,526
4.20%, 08/26/24	18,873	20,806,003
4.24%, 04/24/38 (Call 04/24/37)(a)(b)	18,255	21,041,105
4.25%, 10/22/26	19,623	22,178,311
4.27%, 07/23/29 (Call 07/23/28)(b)	28,223	32,037,118
4.33%, 03/15/50 (Call 03/15/49)(b)	25,271	29,361,597
4.44%, 01/20/48 (Call 01/20/47)(b)	25,077	29,378,541
4.45%, 03/03/26	20,576	23,290,213
5.00%, 01/21/44	19,544	24,834,375
5.88%, 02/07/42	13,910	19,141,136
6.11%, 01/29/37	21,136	28,329,986
7.75%, 05/14/38(a)	20,347	31,417,449
Series L, 3.95%, 04/21/25	24,130	26,532,303
Series L, 4.18%, 11/25/27 (Call 11/25/26)	19,924	22,284,014
Series N, 1.66%, 03/11/27 (Call 03/11/26)(b)	25,129	25,325,358
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(b)	27,285	27,630,884
Bank of America N.A., 6.00%, 10/15/36(a)	14,561	20,293,089
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26)(b)	14,841	14,545,485
1.85%, 05/01/25(a)	19,695	20,328,301
2.50%, 06/28/24(a)	7,726	8,176,342
Series E, 3.30%, 02/05/24(a)	2,129	2,289,901
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)(a)	17,227	17,720,435
2.10%, 10/24/24(a)	11,946	12,590,361
2.45%, 08/17/26 (Call 05/17/26)(a)	10,395	11,004,188
2.80%, 05/04/26 (Call 02/04/26)	11,444	12,326,446
3.25%, 05/16/27 (Call 02/16/27)(a)	9,774	10,721,197
3.30%, 08/23/29 (Call 05/23/29)	7,350	7,994,788
3.40%, 01/29/28 (Call 10/29/27)(a)	9,219	10,152,678
3.85%, 04/28/28(a)	4,457	5,084,683
Series G, 3.00%, 02/24/25 (Call 01/24/25)	9,590	10,338,932
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	8,246	8,152,292
1.30%, 06/11/25(a)	14,934	15,078,224
2.20%, 02/03/25(a)	14,993	15,663,102
2.70%, 08/03/26(a)	14,282	15,284,949
3.40%, 02/11/24(a)	2,212	2,380,702
4.50%, 12/16/25(a)	15,180	17,257,869
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30)(b)	9,223	9,160,560
2.67%, 03/10/32 (Call 03/10/31)(b)	14,076	13,863,240
2.85%, 05/07/26 (Call 05/07/25)(b)	19,434	20,453,356
3.65%, 03/16/25	23,017	24,918,483
3.93%, 05/07/25 (Call 05/07/24)(b)	23,204	25,090,740
4.34%, 01/10/28 (Call 01/10/27)	14,916	16,694,271
4.38%, 09/11/24(a)	14,197	15,530,609

Security	Par (000)	Value

Banks (continued)
4.38%, 01/12/26(a)	$28,609	$32,067,359
4.84%, 05/09/28 (Call 05/07/27)(a)	25,277	28,416,871
4.95%, 01/10/47(a)	19,574	23,935,716
4.97%, 05/16/29 (Call 05/16/28)(a)(b)	18,311	21,216,417
5.20%, 05/12/26	21,979	24,949,576
5.25%, 08/17/45(a)	13,564	17,018,035
BNP Paribas SA, 4.25%, 10/15/24(a)	12,030	13,382,564
BPCE SA, 4.00%, 04/15/24	10,006	10,951,127
Canadian Imperial Bank of Commerce
2.25%, 01/28/25(a)	18,396	19,225,586
3.10%, 04/02/24(a)	4,035	4,307,468
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26)(b)	21,770	21,407,183
2.56%, 05/01/32 (Call 05/01/31)(b)	14,440	14,422,145
2.57%, 06/03/31 (Call 06/03/30)(a)(b)	39,006	39,168,870
2.67%, 01/29/31 (Call 01/29/30)(b)	22,146	22,450,401
2.98%, 11/05/30 (Call 11/05/29)(a)(b)	25,025	26,052,484
3.11%, 04/08/26 (Call 04/08/25)(b)	39,399	42,225,713
3.20%, 10/21/26 (Call 07/21/26)	32,130	34,794,493
3.30%, 04/27/25(a)	16,126	17,545,462
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)(b)	8,915	9,556,720
3.40%, 05/01/26(a)	21,878	23,951,336
3.52%, 10/27/28 (Call 10/27/27)(b)	26,516	28,902,390
3.67%, 07/24/28 (Call 07/24/27)(b)	28,425	31,303,111
3.70%, 01/12/26	22,107	24,486,286
3.88%, 03/26/25	10,026	10,996,252
3.88%, 01/24/39 (Call 01/24/38)(a)(b)	9,026	9,910,337
3.89%, 01/10/28 (Call 01/10/27)(b)	29,093	32,373,992
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(b)	29,336	32,748,058
4.00%, 08/05/24	4,611	5,039,379
4.08%, 04/23/29 (Call 04/23/28)(a)(b)	21,480	24,125,550
4.13%, 07/25/28(a)	22,633	25,366,935
4.28%, 04/24/48 (Call 04/24/47)(a)(b)	10,191	12,039,011
4.30%, 11/20/26(a)	11,072	12,470,415
4.40%, 06/10/25	29,260	32,692,675
4.41%, 03/31/31 (Call 03/31/30)(b)	38,521	44,102,689
4.45%, 09/29/27	41,891	47,526,161
4.60%, 03/09/26	15,969	18,238,928
4.65%, 07/30/45	11,440	14,089,569
4.65%, 07/23/48 (Call 06/23/48)	24,475	30,348,594
4.75%, 05/18/46(a)	22,509	27,230,033
5.30%, 05/06/44	9,635	12,287,961
5.32%, 03/26/41 (Call 03/26/40)(a)(b)	14,730	19,072,768
5.50%, 09/13/25(a)	17,138	20,024,557
5.88%, 01/30/42(a)	12,547	17,420,516
6.63%, 06/15/32	14,746	19,709,387
6.68%, 09/13/43	11,359	16,795,696
8.13%, 07/15/39(a)	20,931	34,912,150
Citizens Bank N.A./Providence RI, 2.25%, 04/28/25 (Call 03/28/25)(a)	8,843	9,220,555
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)	8,892	9,498,880
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	20,264	22,187,017
4.38%, 08/04/25	16,989	18,936,852
5.25%, 05/24/41	17,363	22,930,225
5.25%, 08/04/45(a)	14,151	18,340,568
5.75%, 12/01/43	13,137	17,835,900

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank U.A./New York, 3.38%, 05/21/25(a)	$10,539	$11,498,592
Credit Suisse AG/New York NY
2.95%, 04/09/25	17,331	18,478,011
3.63%, 09/09/24	27,946	30,400,207
Credit Suisse Group AG
3.75%, 03/26/25(a)	26,853	29,099,342
4.55%, 04/17/26(a)	22,575	25,407,740
4.88%, 05/15/45(a)	20,361	24,549,850
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	5,062	5,434,257
Deutsche Bank AG/New York NY
1.69%, 03/19/26	9,935	9,971,575
2.13%, 11/24/26 (Call 11/24/25)(b)	22,997	23,288,195
3.55%, 09/18/31 (Call 09/18/30)(a)(b)	17,709	18,543,048
3.70%, 05/30/24(a)	3,049	3,271,293
3.96%, 11/26/25 (Call 11/26/24)(a)(b)	23,249	25,217,925
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)(a)	9,151	9,588,863
3.45%, 07/27/26 (Call 04/27/26)	12,250	13,340,859
4.65%, 09/13/28 (Call 06/13/28)(a)	9,996	11,558,243
Fifth Third Bancorp.
2.38%, 01/28/25 (Call 12/28/24)	10,581	11,079,613
2.55%, 05/05/27 (Call 04/05/27)	13,869	14,563,981
8.25%, 03/01/38	12,102	19,973,935
Fifth Third Bank NA
3.85%, 03/15/26 (Call 02/15/26)	9,260	10,253,856
3.95%, 07/28/25 (Call 06/28/25)(a)	7,903	8,824,566
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(b)	8,149	8,077,844
1.09%, 12/09/26 (Call 12/09/25)(b)	23,536	23,177,165
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	14,418	14,350,318
1.99%, 01/27/32 (Call 01/27/31)(b)	30,617	29,069,969
2.60%, 02/07/30 (Call 11/07/29)(a)	23,261	23,727,557
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	24,429	24,489,472
3.21%, 04/22/42 (Call 04/22/41)(b)	10,525	10,650,471
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	27,854	29,909,063
3.50%, 01/23/25 (Call 10/23/24)	27,048	29,332,639
3.50%, 04/01/25 (Call 03/01/25)	38,641	42,036,361
3.50%, 11/16/26 (Call 11/16/25)	29,368	32,018,133
3.63%, 02/20/24 (Call 01/20/24)	2,425	2,615,539
3.69%, 06/05/28 (Call 06/05/27)(b)	25,451	28,051,077
3.75%, 05/22/25 (Call 02/22/25)(a)	25,389	27,846,071
3.75%, 02/25/26 (Call 11/25/25)(a)	18,575	20,632,231
3.80%, 03/15/30 (Call 12/15/29)(a)	24,624	27,337,060
3.81%, 04/23/29 (Call 04/23/28)(b)	27,079	29,909,611
3.85%, 07/08/24 (Call 04/08/24)	17,466	19,002,517
3.85%, 01/26/27 (Call 01/26/26)	29,094	32,162,020
4.00%, 03/03/24	7,421	8,103,638
4.02%, 10/31/38 (Call 10/31/37)(b)	27,027	30,615,715
4.22%, 05/01/29 (Call 05/01/28)(b)	29,092	32,898,313
4.25%, 10/21/25	21,860	24,479,646
4.41%, 04/23/39 (Call 04/23/38)(a)(b)	16,972	19,962,784
4.75%, 10/21/45 (Call 04/21/45)(a)	18,106	22,641,127
4.80%, 07/08/44 (Call 01/08/44)	18,757	23,448,576
5.15%, 05/22/45	21,652	27,814,584
5.95%, 01/15/27(a)	12,341	14,965,120

Security	Par (000)	Value

Banks (continued)
6.13%, 02/15/33	$13,744	$18,395,232
6.25%, 02/01/41	27,890	39,780,787
6.75%, 10/01/37	61,744	87,686,896
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26)(a)(b)	16,420	16,302,958
1.65%, 04/18/26 (Call 04/18/25)(a)(b)	21,695	21,851,306
2.01%, 09/22/28 (Call 09/22/27)(b)	22,357	22,171,444
2.10%, 06/04/26 (Call 06/04/25)(a)(b)	21,586	22,099,676
2.36%, 08/18/31 (Call 08/18/30)(a)(b)	17,437	17,004,958
2.63%, 11/07/25 (Call 11/07/24)(a)(b)	22,492	23,571,996
2.85%, 06/04/31 (Call 06/04/30)(a)(b)	18,386	18,556,556
3.80%, 03/11/25 (Call 03/11/24)(b)	16,530	17,819,072
3.90%, 05/25/26	27,686	30,719,995
3.97%, 05/22/30 (Call 05/22/29)(b)	33,698	36,852,945
4.04%, 03/13/28 (Call 03/13/27)(b)	28,774	31,739,500
4.25%, 03/14/24(a)	4,790	5,229,672
4.25%, 08/18/25(a)	16,021	17,739,670
4.29%, 09/12/26 (Call 09/12/25)(b)	27,150	30,120,327
4.30%, 03/08/26	34,102	38,404,639
4.38%, 11/23/26	16,883	18,905,058
4.58%, 06/19/29 (Call 06/19/28)(a)(b)	33,624	38,179,749
4.95%, 03/31/30(a)	24,269	28,649,749
5.25%, 03/14/44(a)	16,760	20,689,757
6.10%, 01/14/42	8,477	11,934,936
6.50%, 05/02/36(a)	22,428	29,952,430
6.50%, 09/15/37(a)	28,567	38,675,413
6.80%, 06/01/38(a)	17,746	24,874,882
HSBC USA Inc., 3.50%, 06/23/24	3,445	3,730,248
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)(a)	9,197	9,335,179
2.63%, 08/06/24 (Call 07/06/24)	2,854	3,017,529
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26)(b)	5,816	5,857,790
2.73%, 04/01/32 (Call 04/01/31)(b)	11,651	11,787,355
3.55%, 04/09/24(a)	6,661	7,194,882
3.95%, 03/29/27(a)	16,854	18,853,034
4.05%, 04/09/29	8,401	9,442,603
4.55%, 10/02/28(a)	12,438	14,396,269
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26)(b)	9,840	9,656,219
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)(b)	25,692	25,300,554
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	17,119	17,192,458
1.76%, 11/19/31 (Call 11/19/30)(b)	15,417	14,466,204
1.95%, 02/04/32 (Call 02/04/31)(b)	18,604	17,676,219
2.01%, 03/13/26 (Call 03/13/25)(a)(b)	22,961	23,681,911
2.08%, 04/22/26 (Call 04/22/25)(b)	35,913	37,116,639
2.18%, 06/01/28 (Call 06/01/27)(b)	16,102	16,434,772
2.30%, 10/15/25 (Call 10/15/24)(b)	23,126	24,111,975
2.52%, 04/22/31 (Call 04/22/30)(a)(b)	26,095	26,347,918
2.53%, 11/19/41 (Call 11/19/40)(b)	16,054	14,681,569
2.58%, 04/22/32 (Call 04/22/31)(b)	21,990	22,059,772
2.74%, 10/15/30 (Call 10/15/29)(a)(b)	34,505	35,376,607
2.95%, 10/01/26 (Call 07/01/26)(a)	33,144	35,673,858
3.11%, 04/22/41 (Call 04/22/40)(b)	16,711	16,667,580
3.11%, 04/22/51 (Call 04/22/50)(b)	23,825	23,102,590
3.13%, 01/23/25 (Call 10/23/24)(a)	25,339	27,309,814
3.16%, 04/22/42 (Call 04/22/41)(b)	12,385	12,397,300
3.20%, 06/15/26 (Call 03/15/26)	18,083	19,657,367

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	$14,761	$15,756,328
3.30%, 04/01/26 (Call 01/01/26)(a)	26,255	28,651,971
3.33%, 04/22/52 (Call 04/22/51)(b)	20,317	20,305,417
3.51%, 01/23/29 (Call 01/23/28)(b)	24,226	26,474,199
3.54%, 05/01/28 (Call 05/01/27)(b)	26,728	29,314,525
3.63%, 05/13/24(a)	3,518	3,836,986
3.63%, 12/01/27 (Call 12/01/26)	13,157	14,389,240
3.70%, 05/06/30 (Call 05/06/29)(b)	26,443	29,076,429
3.78%, 02/01/28 (Call 02/01/27)(b)	30,130	33,455,764
3.88%, 02/01/24	2,550	2,783,082
3.88%, 09/10/24	27,604	30,190,172
3.88%, 07/24/38 (Call 07/24/37)(b)	27,970	30,972,361
3.90%, 07/15/25 (Call 04/15/25)	25,515	28,220,116
3.90%, 01/23/49 (Call 01/23/48)(b)	18,862	20,681,708
3.96%, 01/29/27 (Call 01/29/26)(b)	21,011	23,353,321
3.96%, 11/15/48 (Call 11/15/47)(b)	38,051	42,165,938
4.01%, 04/23/29 (Call 04/23/28)(b)	23,499	26,420,391
4.03%, 07/24/48 (Call 07/24/47)(b)	15,647	17,455,303
4.13%, 12/15/26(a)	20,659	23,356,634
4.20%, 07/23/29 (Call 07/23/28)(a)(b)	26,334	30,011,388
4.25%, 10/01/27	16,138	18,436,142
4.26%, 02/22/48 (Call 02/22/47)(b)	21,718	25,175,651
4.45%, 12/05/29 (Call 12/05/28)(b)	26,652	30,720,606
4.49%, 03/24/31 (Call 03/24/30)(b)	30,744	35,668,863
4.85%, 02/01/44	11,082	13,866,964
4.95%, 06/01/45(a)	18,871	23,707,794
5.40%, 01/06/42	14,635	19,340,253
5.50%, 10/15/40	15,476	20,491,148
5.60%, 07/15/41	19,479	26,291,315
5.63%, 08/16/43	14,640	19,601,092
6.40%, 05/15/38(a)	22,859	32,421,884
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25(a)	10,643	11,598,675
KeyCorp
2.25%, 04/06/27	12,106	12,543,462
4.10%, 04/30/28	5,470	6,240,318
KeyCorp., 2.55%, 10/01/29(a)	8,539	8,764,192
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(a)(b)	12,907	12,908,061
2.44%, 02/05/26 (Call 02/05/25)(b)	13,508	14,086,001
3.57%, 11/07/28 (Call 11/07/27)(a)(b)	18,948	20,554,032
3.75%, 01/11/27(a)	14,848	16,398,241
3.87%, 07/09/25 (Call 07/09/24)(b)	17,658	19,210,493
3.90%, 03/12/24	1,988	2,157,572
4.34%, 01/09/48	16,970	18,800,629
4.38%, 03/22/28(a)	17,711	20,089,839
4.45%, 05/08/25	17,700	19,852,343
4.50%, 11/04/24(a)	11,490	12,761,444
4.55%, 08/16/28(a)	14,017	16,132,043
4.58%, 12/10/25	15,332	17,197,688
4.65%, 03/24/26	16,145	18,187,875
5.30%, 12/01/45(a)	7,766	9,769,163
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)(a)	9,316	9,986,810
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25(a)	20,983	21,114,968
2.05%, 07/17/30	13,665	13,354,146
2.19%, 02/25/25	28,963	30,059,128
2.56%, 02/25/30(a)	13,952	14,201,791
2.76%, 09/13/26(a)	14,417	15,292,526

Security	Par (000)	Value

Banks (continued)
2.80%, 07/18/24	$8,040	$8,527,281
3.20%, 07/18/29(a)	19,584	20,840,494
3.29%, 07/25/27(a)	10,114	11,086,539
3.41%, 03/07/24(a)	3,368	3,615,543
3.68%, 02/22/27(a)	11,116	12,429,351
3.74%, 03/07/29	15,914	17,595,581
3.75%, 07/18/39(a)	17,155	18,794,380
3.78%, 03/02/25	8,177	8,974,960
3.85%, 03/01/26(a)	25,798	28,763,042
3.96%, 03/02/28(a)	14,413	16,147,375
4.05%, 09/11/28(a)	8,056	9,134,982
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(b)	15,979	15,684,187
1.98%, 09/08/31 (Call 09/08/30)(b)	10,194	9,743,162
2.20%, 07/10/31 (Call 07/10/30)(a)(b)	13,097	12,745,395
2.23%, 05/25/26 (Call 05/25/25)(a)(b)	16,393	16,914,342
2.84%, 09/13/26(a)	9,067	9,693,191
3.15%, 07/16/30 (Call 07/16/29)(a)(b)	7,448	7,859,898
3.17%, 09/11/27(a)	12,373	13,454,451
4.02%, 03/05/28(a)	9,112	10,223,904
4.25%, 09/11/29 (Call 09/11/28)(a)(b)	10,924	12,383,711
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25)(b)	27,705	27,190,327
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	28,582	28,725,519
1.79%, 02/13/32 (Call 02/13/31)(a)(b)	30,995	29,125,555
1.93%, 04/28/32 (Call 04/28/31)(b)	27,108	25,693,689
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)(b)	33,413	34,749,012
2.70%, 01/22/31 (Call 01/22/30)(b)	34,073	34,832,347
2.72%, 07/22/25 (Call 07/22/24)(a)(b)	22,592	23,879,514
2.80%, 01/25/52 (Call 01/25/51)(b)	25,835	23,881,900
3.13%, 07/27/26	33,575	36,358,797
3.22%, 04/22/42 (Call 04/22/41)(b)	5,205	5,273,714
3.59%, 07/22/28 (Call 07/22/27)(a)(b)	33,277	36,665,557
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)(b)	29,657	32,458,993
3.63%, 01/20/27(a)	31,801	35,228,296
3.70%, 10/23/24	23,125	25,287,176
3.77%, 01/24/29 (Call 01/24/28)(b)	29,998	33,130,778
3.88%, 01/27/26	31,048	34,625,419
3.95%, 04/23/27	21,110	23,598,449
3.97%, 07/22/38 (Call 07/22/37)(a)(b)	21,798	24,652,559
4.00%, 07/23/25(a)	33,717	37,583,116
4.30%, 01/27/45(a)	24,591	29,025,675
4.35%, 09/08/26	25,593	28,965,958
4.38%, 01/22/47	24,105	28,933,562
4.43%, 01/23/30 (Call 01/23/29)(a)(b)	31,170	35,866,624
4.46%, 04/22/39 (Call 04/22/38)(b)	10,364	12,341,450
5.00%, 11/24/25	23,849	27,504,305
5.60%, 03/24/51 (Call 03/24/50)(b)	22,958	32,110,895
6.38%, 07/24/42(a)	21,606	32,122,515
7.25%, 04/01/32(a)	11,509	16,395,022
Series F, 3.88%, 04/29/24	9,365	10,221,644
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)(b)	8,150	8,131,979
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	15,433	16,394,156
3.38%, 01/14/26(a)	8,842	9,744,589

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Natwest Group PLC
3.07%, 05/22/28 (Call 05/22/27)(a)(b)	$14,125	$14,793,497
4.27%, 03/22/25 (Call 03/22/24)(a)(b)	16,178	17,640,805
4.45%, 05/08/30 (Call 05/08/29)(a)(b)	12,525	14,121,177
4.80%, 04/05/26(a)	17,995	20,616,778
4.89%, 05/18/29 (Call 05/18/28)(a)(b)	19,146	22,017,142
5.08%, 01/27/30 (Call 01/27/29)(a)(b)	20,273	23,637,870
5.13%, 05/28/24(a)	10,258	11,459,603
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	10,632	10,479,091
3.95%, 10/30/25(a)	12,258	13,773,468
PNC Bank N.A.
2.70%, 10/22/29(a)	8,633	8,908,918
2.95%, 02/23/25 (Call 01/24/25)	9,813	10,543,439
3.10%, 10/25/27 (Call 09/25/27)	12,474	13,604,108
3.25%, 06/01/25 (Call 05/02/25)(a)	9,623	10,453,367
4.05%, 07/26/28(a)	13,388	15,202,859
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31)(b)	17,520	17,448,816
2.55%, 01/22/30 (Call 10/24/29)(a)	23,333	24,012,868
2.60%, 07/23/26 (Call 05/23/26)(a)	14,516	15,441,428
3.15%, 05/19/27 (Call 04/19/27)(a)	9,808	10,701,834
3.45%, 04/23/29 (Call 01/23/29)(a)	16,178	17,846,393
3.90%, 04/29/24 (Call 03/29/24)	163	178,002
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)(a)	13,170	13,742,763
Royal Bank of Canada
0.88%, 01/20/26(a)	13,833	13,655,456
1.15%, 06/10/25	17,803	17,887,091
1.20%, 04/27/26	22,000	21,931,193
2.25%, 11/01/24	20,767	21,795,814
2.55%, 07/16/24(a)	12,475	13,209,908
4.65%, 01/27/26(a)	16,303	18,727,310
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	12,309	13,104,820
3.45%, 06/02/25 (Call 05/02/25)(a)	14,886	15,988,188
3.50%, 06/07/24 (Call 05/07/24)(a)	4,284	4,596,490
4.40%, 07/13/27 (Call 04/14/27)	12,484	13,924,509
4.50%, 07/17/25 (Call 04/17/25)	13,992	15,548,069
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)(b)	11,520	11,500,923
3.82%, 11/03/28 (Call 11/03/27)(a)(b)	15,463	16,977,817
Santander UK PLC
2.88%, 06/18/24(a)	4,856	5,164,507
4.00%, 03/13/24(a)	1,814	1,989,471
State Street Corp.
2.20%, 03/03/31	8,950	8,797,873
2.40%, 01/24/30(a)	10,238	10,493,871
2.65%, 05/19/26(a)	11,950	12,820,763
3.30%, 12/16/24(a)	9,624	10,524,821
3.55%, 08/18/25	16,191	17,950,834
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	11,912	11,704,308
1.47%, 07/08/25	26,333	26,577,397
2.13%, 07/08/30	16,839	16,554,418
2.14%, 09/23/30(a)	10,273	9,723,341
2.35%, 01/15/25	13,987	14,603,532
2.45%, 09/27/24	14,013	14,731,651
2.63%, 07/14/26(a)	24,252	25,575,058
2.70%, 07/16/24	21,939	23,149,171

Security	Par (000)	Value

Banks (continued)
2.75%, 01/15/30(a)	$13,897	$14,311,245
3.01%, 10/19/26(a)	15,793	16,987,519
3.04%, 07/16/29	28,877	30,385,945
3.35%, 10/18/27(a)	8,681	9,457,498
3.36%, 07/12/27(a)	15,823	17,268,229
3.45%, 01/11/27	14,294	15,661,726
3.54%, 01/17/28(a)	8,181	8,934,401
3.78%, 03/09/26	17,128	18,976,414
3.94%, 07/19/28	8,114	9,081,805
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	13,704	13,528,700
0.75%, 01/06/26(a)	14,481	14,237,925
1.15%, 06/12/25(a)	13,864	13,936,187
2.65%, 06/12/24	10,617	11,275,103
3.25%, 03/11/24	1,692	1,819,367
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	15,660	16,007,948
2.15%, 12/06/24 (Call 11/05/24)	14,460	15,164,179
2.25%, 03/11/30 (Call 12/11/29)(a)	15,652	15,448,674
3.20%, 04/01/24 (Call 03/01/24)	2,490	2,672,197
3.30%, 05/15/26 (Call 04/15/26)(a)	8,729	9,540,289
3.63%, 09/16/25 (Call 08/16/25)	14,196	15,613,800
3.80%, 10/30/26 (Call 09/30/26)	9,591	10,710,404
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	9,882	9,571,633
1.20%, 08/05/25 (Call 07/06/25)	8,178	8,233,370
1.27%, 03/02/27 (Call 03/02/26)(b)	14,624	14,547,831
1.95%, 06/05/30 (Call 03/05/30)(a)	8,834	8,676,871
2.50%, 08/01/24 (Call 07/01/24)(a)	3,903	4,122,944
2.85%, 10/26/24 (Call 09/26/24)(a)	12,203	13,053,804
3.70%, 06/05/25 (Call 05/05/25)(a)	12,743	14,057,532
4.00%, 05/01/25 (Call 03/01/25)(a)	9,761	10,840,978
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	15,449	14,486,102
1.45%, 05/12/25 (Call 04/11/25)	15,984	16,324,550
2.40%, 07/30/24 (Call 06/28/24)(a)	5,748	6,080,097
3.00%, 07/30/29 (Call 04/30/29)(a)	11,703	12,412,975
3.10%, 04/27/26 (Call 03/27/26)(a)	13,333	14,459,753
3.38%, 02/05/24 (Call 01/05/24)	2,333	2,516,511
3.60%, 09/11/24 (Call 08/11/24)(a)	8,780	9,627,928
3.70%, 01/30/24 (Call 12/29/23)	1,250	1,355,667
3.90%, 04/26/28 (Call 03/24/28)	9,676	11,005,787
3.95%, 11/17/25 (Call 10/17/25)(a)	10,310	11,573,728
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	15,719	16,569,062
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	15,896	17,375,120
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(a)	10,604	11,045,579
2.80%, 01/27/25 (Call 12/27/24)	11,275	12,056,213
Wachovia Corp., 5.50%, 08/01/35	12,079	15,215,642
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25)(b)	32,957	34,133,377
2.19%, 04/30/26 (Call 04/30/25)(a)(b)	33,777	35,016,940
2.39%, 06/02/28 (Call 06/02/27)(b)	35,462	36,526,959
2.41%, 10/30/25 (Call 10/30/24)(a)(b)	30,688	32,093,566
2.57%, 02/11/31 (Call 02/11/30)(b)	31,109	31,437,256
2.88%, 10/30/30 (Call 10/30/29)(a)(b)	35,697	37,044,340
3.00%, 02/19/25	25,601	27,480,799
3.00%, 04/22/26(a)	37,132	40,091,045
3.00%, 10/23/26(a)	38,595	41,611,188
3.07%, 04/30/41 (Call 04/30/40)(b)	38,646	38,204,388

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.20%, 06/17/27 (Call 06/17/26)(b)	$28,853	$31,120,878
3.30%, 09/09/24	24,449	26,461,424
3.55%, 09/29/25	25,793	28,356,313
3.58%, 05/22/28 (Call 05/22/27)(b)	33,713	36,982,743
3.90%, 05/01/45	20,975	23,400,687
4.10%, 06/03/26	25,555	28,693,397
4.15%, 01/24/29 (Call 10/24/28)	25,168	28,559,557
4.30%, 07/22/27	26,558	30,128,240
4.40%, 06/14/46(a)	21,774	24,705,257
4.48%, 04/04/31 (Call 04/04/30)(b)	27,135	31,319,922
4.65%, 11/04/44	22,283	25,979,103
4.75%, 12/07/46(a)	22,084	26,338,405
4.90%, 11/17/45(a)	21,960	26,780,659
5.01%, 04/04/51 (Call 04/04/50)(b)	52,208	67,441,772
5.38%, 11/02/43	21,420	27,305,935
5.61%, 01/15/44	28,751	37,533,214
Wells Fargo Bank N.A.
5.85%, 02/01/37	11,500	15,365,267
6.60%, 01/15/38	16,764	23,937,963
Westpac Banking Corp.
2.35%, 02/19/25(a)	17,843	18,762,384
2.65%, 01/16/30(a)	5,986	6,306,240
2.70%, 08/19/26(a)	12,037	12,880,578
2.85%, 05/13/26(a)	17,461	18,799,609
2.96%, 11/16/40(a)	13,533	12,726,153
3.30%, 02/26/24(a)	2,642	2,846,312
3.35%, 03/08/27(a)	11,513	12,748,573
3.40%, 01/25/28(a)	9,972	11,012,501
4.42%, 07/24/39	11,901	13,621,204

		9,586,417,528

Beverages — 3.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	37,536	41,521,186
4.70%, 02/01/36 (Call 08/01/35)	58,735	69,359,404
4.90%, 02/01/46 (Call 08/01/45)	95,567	114,083,737
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	18,033	19,938,159
4.00%, 01/17/43	8,740	9,438,720
4.63%, 02/01/44(a)	9,632	11,120,646
4.90%, 02/01/46 (Call 08/01/45)	16,275	19,301,286
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	15,656	17,089,474
3.75%, 07/15/42	11,099	11,567,023
4.00%, 04/13/28 (Call 01/13/28)(a)	27,979	31,411,251
4.15%, 01/23/25 (Call 12/23/24)(a)	21,630	24,118,354
4.35%, 06/01/40 (Call 12/01/39)	11,674	13,213,739
4.38%, 04/15/38 (Call 10/15/37)	17,105	19,446,105
4.44%, 10/06/48 (Call 04/06/48)(a)	18,454	20,851,424
4.50%, 06/01/50 (Call 12/01/49)(a)	25,280	28,978,168
4.60%, 04/15/48 (Call 10/15/47)	28,191	32,471,375
4.60%, 06/01/60 (Call 12/01/59)(a)	11,040	12,667,629
4.75%, 01/23/29 (Call 10/23/28)(a)	43,652	51,222,497
4.75%, 04/15/58 (Call 10/15/57)	16,809	19,641,079
4.90%, 01/23/31 (Call 10/23/30)(a)	7,182	8,650,193
4.95%, 01/15/42	17,778	21,501,782
5.45%, 01/23/39 (Call 07/23/38)	22,314	28,186,532
5.55%, 01/23/49 (Call 07/23/48)	41,365	53,367,845
5.80%, 01/23/59 (Call 07/23/58)	21,639	29,373,475
8.20%, 01/15/39	14,137	22,641,457

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (The)
1.00%, 03/15/28	$16,710	$15,997,350
1.38%, 03/15/31	12,300	11,395,779
1.45%, 06/01/27(a)	16,095	16,149,049
1.50%, 03/05/28	8,758	8,661,200
1.65%, 06/01/30(a)	17,099	16,388,720
1.75%, 09/06/24(a)	5,729	5,975,173
2.00%, 03/05/31(a)	10,132	9,972,680
2.13%, 09/06/29	13,217	13,341,976
2.25%, 09/01/26(a)	10,183	10,856,148
2.25%, 01/05/32	5,000	5,012,930
2.50%, 06/01/40	11,317	10,723,910
2.50%, 03/15/51(a)	17,073	15,206,590
2.60%, 06/01/50	16,773	15,257,590
2.75%, 06/01/60(a)	11,166	10,133,742
2.88%, 10/27/25	18,560	20,173,979
2.88%, 05/05/41	4,000	3,968,265
2.95%, 03/25/25(a)	12,487	13,531,318
3.00%, 03/05/51(a)	8,463	8,256,769
3.38%, 03/25/27(a)	11,158	12,418,961
3.45%, 03/25/30	14,076	15,527,378
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	11,633	12,265,413
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)(a)	7,895	8,012,218
2.00%, 04/29/30 (Call 01/29/30)	10,411	10,217,562
2.13%, 04/29/32 (Call 01/29/32)(a)	10,454	10,189,207
2.38%, 10/24/29 (Call 07/24/29)(a)	10,633	10,803,598
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	6,324	6,730,729
3.80%, 05/01/50 (Call 11/01/49)	9,397	10,012,336
4.42%, 05/25/25 (Call 03/25/25)(a)	13,566	15,255,535
4.60%, 05/25/28 (Call 02/25/28)(a)	22,721	26,394,888
5.09%, 05/25/48 (Call 11/25/47)	9,293	11,798,546
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)(a)	22,222	23,829,957
4.20%, 07/15/46 (Call 01/15/46)(a)	16,896	17,875,071
5.00%, 05/01/42(a)	12,373	14,580,153
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)(a)	5,253	4,931,104
1.63%, 05/01/30 (Call 02/01/30)	9,520	9,171,427
2.25%, 03/19/25 (Call 02/19/25)	16,085	16,970,914
2.38%, 10/06/26 (Call 07/06/26)(a)	12,676	13,512,120
2.63%, 07/29/29 (Call 04/29/29)(a)	12,320	12,931,762
2.75%, 04/30/25 (Call 01/30/25)(a)	10,986	11,810,813
2.75%, 03/19/30 (Call 12/19/29)	15,890	16,748,615
2.85%, 02/24/26 (Call 11/24/25)(a)	9,638	10,448,207
2.88%, 10/15/49 (Call 04/15/49)	8,911	8,653,401
3.00%, 10/15/27 (Call 07/15/27)(a)	15,594	17,098,311
3.38%, 07/29/49 (Call 01/29/49)	10,703	11,264,561
3.45%, 10/06/46 (Call 04/06/46)	17,961	19,163,710
3.50%, 03/19/40 (Call 09/19/39)(a)	8,621	9,497,389
3.63%, 03/19/50 (Call 09/19/49)	17,999	19,899,187
3.88%, 03/19/60 (Call 09/19/59)	10,000	11,562,020
4.00%, 03/05/42	8,576	10,013,057
4.00%, 05/02/47 (Call 11/02/46)	7,997	9,243,704
4.45%, 04/14/46 (Call 10/14/45)	15,361	18,804,019

		1,379,801,581

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology — 1.6%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	$21,070	$21,767,246
2.30%, 02/25/31 (Call 11/25/30)(a)	12,158	12,046,326
2.45%, 02/21/30 (Call 11/21/29)	15,215	15,407,768
2.60%, 08/19/26 (Call 05/19/26)(a)	14,805	15,667,128
2.77%, 09/01/53 (Call 03/01/53)(c)	10,131	8,990,570
3.13%, 05/01/25 (Call 02/01/25)(a)	11,106	11,961,781
3.15%, 02/21/40 (Call 08/21/39)	22,476	22,510,060
3.20%, 11/02/27 (Call 08/02/27)(a)	11,207	12,191,263
3.38%, 02/21/50 (Call 08/21/49)	25,125	24,931,221
3.63%, 05/22/24 (Call 02/22/24)	4,494	4,862,999
4.40%, 05/01/45 (Call 11/01/44)	23,242	26,879,471
4.56%, 06/15/48 (Call 12/15/47)	16,126	19,231,719
4.66%, 06/15/51 (Call 12/15/50)	40,216	48,795,500
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	9,531	10,575,519
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)(a)	12,186	11,850,432
3.15%, 05/01/50 (Call 11/01/49)(a)	15,163	13,784,328
3.25%, 02/15/51 (Call 08/15/50)(c)	24,399	22,931,244
4.05%, 09/15/25 (Call 06/15/25)	16,083	17,895,903
5.20%, 09/15/45 (Call 03/15/45)	25	32,030
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	10,781	10,438,435
1.65%, 10/01/30 (Call 07/01/30)(a)	13,234	12,377,284
2.60%, 10/01/40 (Call 04/01/40)(a)	11,985	11,039,712
2.80%, 10/01/50 (Call 04/01/50)(a)	16,934	15,065,990
2.95%, 03/01/27 (Call 12/01/26)(a)	14,747	15,828,620
3.50%, 02/01/25 (Call 11/01/24)(a)	12,308	13,380,924
3.65%, 03/01/26 (Call 12/01/25)	30,067	33,214,678
3.70%, 04/01/24 (Call 01/01/24)	6,911	7,467,811
4.00%, 09/01/36 (Call 03/01/36)(a)	9,153	10,162,170
4.15%, 03/01/47 (Call 09/01/46)(a)	19,133	21,272,243
4.50%, 02/01/45 (Call 08/01/44)	18,858	21,889,523
4.60%, 09/01/35 (Call 03/01/35)(a)	11,733	13,906,146
4.75%, 03/01/46 (Call 09/01/45)	25,164	30,319,603
4.80%, 04/01/44 (Call 10/01/43)	19,016	22,921,563
5.65%, 12/01/41 (Call 06/01/41)	10,639	14,199,528
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)(a)	14,986	13,947,692
2.80%, 09/15/50 (Call 03/15/50)	9,805	8,495,296
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)(c)	13,136	13,003,840
1.75%, 09/02/27 (Call 07/02/27)(a)(c)	11,282	11,082,371
2.20%, 09/02/30 (Call 06/02/30)(a)(c)	13,572	12,939,797
3.30%, 09/02/40 (Call 03/02/40)(a)(c)	12,309	11,907,362
3.55%, 09/02/50 (Call 03/02/50)(a)(c)	11,572	10,950,091

		658,123,187

Building Materials — 0.3%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)(a)	23,285	24,283,724
2.49%, 02/15/27 (Call 12/15/26)(a)	14,321	15,024,273
2.70%, 02/15/31 (Call 11/15/30)	9,647	9,740,010
2.72%, 02/15/30 (Call 11/15/29)	23,267	23,729,166
3.38%, 04/05/40 (Call 10/05/39)	17,051	17,231,202
3.58%, 04/05/50 (Call 10/05/49)	22,079	22,174,352

		112,182,727

Chemicals — 1.1%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)(a)	11,405	11,415,560

Security	Par (000)	Value

Chemicals (continued)
2.70%, 05/15/40 (Call 11/15/39)	$9,711	$9,455,985
2.80%, 05/15/50 (Call 11/15/49)(a)	9,344	8,773,468
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	5,088	4,921,493
3.50%, 10/01/24 (Call 07/01/24)(a)	6,030	6,516,111
3.60%, 11/15/50 (Call 05/15/50)(a)	8,835	9,015,031
3.63%, 05/15/26 (Call 03/15/26)(a)	10,374	11,451,213
4.38%, 11/15/42 (Call 05/15/42)(a)	14,953	17,146,490
4.80%, 05/15/49 (Call 11/15/48)	9,426	11,569,339
5.25%, 11/15/41 (Call 05/15/41)	9,804	12,401,256
5.55%, 11/30/48 (Call 05/30/48)	6,410	8,581,564
7.38%, 11/01/29(a)	14,815	20,298,657
9.40%, 05/15/39	10,495	17,980,021
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	20,662	23,482,342
4.73%, 11/15/28 (Call 08/15/28)(a)	24,150	28,275,636
5.32%, 11/15/38 (Call 05/15/38)	19,833	25,104,988
5.42%, 11/15/48 (Call 05/15/48)(a)	24,979	32,941,923
Eastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)	10,425	12,302,541
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	13,757	14,741,971
4.80%, 03/24/30 (Call 12/24/29)	3,542	4,246,379
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)	2,101	2,605,220
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	10,585	12,624,171
5.25%, 07/15/43	8,703	10,824,563
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	13,145	14,345,713
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)(a)	10,061	10,167,816
3.63%, 04/01/51 (Call 10/01/50)(a)	11,266	11,226,237
4.20%, 10/15/49 (Call 04/15/49)(a)	10,956	11,985,770
4.20%, 05/01/50 (Call 11/01/49)(a)	11,910	13,012,915
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)(a)	10,039	11,537,231
5.75%, 04/15/24 (Call 01/15/24)(a)	3,021	3,410,434
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)(a)	8,345	9,466,221
5.00%, 04/01/49 (Call 10/01/48)	6,654	8,425,723
Rohm & Haas Co., 7.85%, 07/15/29	7,876	10,672,285
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)(a)	9,121	9,592,347
3.45%, 06/01/27 (Call 03/01/27)(a)	16,370	18,006,245
4.50%, 06/01/47 (Call 12/01/46)	11,768	14,005,077

		462,529,936

Commercial Services — 0.5%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	10,649	9,904,803
3.38%, 09/15/25 (Call 06/15/25)	4,419	4,867,388
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	11,504	11,379,469
2.65%, 02/15/25 (Call 01/15/25)	8,240	8,703,484
2.90%, 05/15/30 (Call 02/15/30)	11,473	11,761,858
3.20%, 08/15/29 (Call 05/15/29)(a)	12,889	13,595,963
4.15%, 08/15/49 (Call 02/15/49)	8,373	9,261,593
4.80%, 04/01/26 (Call 01/01/26)	11,719	13,437,228

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	$11,825	$13,414,196
4.75%, 08/01/28 (Call 05/01/28)	5,483	6,350,560
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	11,836	12,150,142
2.30%, 06/01/30 (Call 03/01/30)	12,381	12,479,159
2.40%, 10/01/24 (Call 09/01/24)	7,212	7,601,431
2.65%, 10/01/26 (Call 08/01/26)(a)	14,958	15,942,313
2.85%, 10/01/29 (Call 07/01/29)	14,769	15,571,378
3.25%, 06/01/50 (Call 12/01/49)	13,414	13,547,180
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)(a)	10,106	10,587,929
4.00%, 03/18/29 (Call 12/18/28)(a)	10,713	11,973,727
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	10,068	11,127,938

		213,657,739

Computers — 3.4%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	9,229	9,131,474
0.70%, 02/08/26 (Call 01/08/26)	24,980	24,656,244
1.13%, 05/11/25 (Call 04/11/25)(a)	24,456	24,745,080
1.20%, 02/08/28 (Call 12/08/27)	11,275	10,978,833
1.25%, 08/20/30 (Call 05/20/30)(a)	14,353	13,458,446
1.65%, 05/11/30 (Call 02/11/30)	19,346	18,792,080
1.65%, 02/08/31 (Call 11/08/30)	30,720	29,593,104
1.80%, 09/11/24 (Call 08/11/24)	7,426	7,729,753
2.05%, 09/11/26 (Call 07/11/26)	22,324	23,320,970
2.20%, 09/11/29 (Call 06/11/29)	19,636	20,013,700
2.38%, 02/08/41 (Call 08/08/40)	22,698	21,383,432
2.40%, 08/20/50 (Call 06/20/50)(a)	8,972	7,999,380
2.45%, 08/04/26 (Call 05/04/26)(a)	25,040	26,628,818
2.50%, 02/09/25(a)	16,132	17,159,284
2.55%, 08/20/60 (Call 02/20/60)	19,374	17,052,652
2.65%, 05/11/50 (Call 11/11/49)	27,708	25,687,425
2.65%, 02/08/51 (Call 08/08/50)(a)	34,841	32,332,406
2.75%, 01/13/25 (Call 11/13/24)(a)	9,961	10,648,660
2.80%, 02/08/61 (Call 08/08/60)	21,269	19,503,881
2.85%, 05/11/24 (Call 03/11/24)	1,757	1,874,743
2.90%, 09/12/27 (Call 06/12/27)(a)	21,195	23,026,653
2.95%, 09/11/49 (Call 03/11/49)(a)	17,035	16,750,725
3.00%, 06/20/27 (Call 03/20/27)(a)	10,914	11,979,539
3.00%, 11/13/27 (Call 08/13/27)	16,652	18,185,098
3.20%, 05/13/25	21,955	24,024,329
3.20%, 05/11/27 (Call 02/11/27)(a)	21,362	23,526,376
3.25%, 02/23/26 (Call 11/23/25)	34,121	37,502,661
3.35%, 02/09/27 (Call 11/09/26)	25,179	27,882,633
3.45%, 05/06/24(a)	8,047	8,763,959
3.45%, 02/09/45	22,422	24,131,099
3.75%, 09/12/47 (Call 03/12/47)	10,625	11,954,444
3.75%, 11/13/47 (Call 05/13/47)	13,841	15,635,275
3.85%, 05/04/43	33,589	38,539,693
3.85%, 08/04/46 (Call 02/04/46)	20,776	23,789,632
4.25%, 02/09/47 (Call 08/09/46)	10,436	12,635,889
4.38%, 05/13/45	22,699	27,884,582
4.45%, 05/06/44(a)	10,596	13,217,261
4.50%, 02/23/36 (Call 08/23/35)(a)	13,949	17,284,535
4.65%, 02/23/46 (Call 08/23/45)	34,713	44,153,718
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(c)	7,738	8,418,538
4.90%, 10/01/26 (Call 08/01/26)(c)	21,488	24,684,548
5.30%, 10/01/29 (Call 07/01/29)(c)	19,584	23,187,824

Security	Par (000)	Value

Computers (continued)
5.85%, 07/15/25 (Call 06/15/25)(c)	$11,427	$13,399,972
6.02%, 06/15/26 (Call 03/15/26)(c)	50,197	59,907,158
6.20%, 07/15/30 (Call 04/15/30)(a)(c)	9,112	11,464,995
8.10%, 07/15/36 (Call 01/15/36)(c)	17,805	26,362,628
8.35%, 07/15/46 (Call 01/15/46)(c)	21,972	34,510,322
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	1,163	1,186,464
1.75%, 04/01/26 (Call 03/01/26)(a)	11,085	11,191,898
4.65%, 10/01/24 (Call 09/01/24)	8,891	9,962,517
4.90%, 10/15/25 (Call 07/15/25)(a)	29,925	34,129,268
6.20%, 10/15/35 (Call 04/15/35)(a)	8,880	11,781,822
6.35%, 10/15/45 (Call 04/15/45)	17,151	22,470,429
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	13,862	14,421,304
3.00%, 06/17/27 (Call 04/17/27)(a)	11,772	12,609,126
3.40%, 06/17/30 (Call 03/17/30)(a)	8,100	8,656,630
6.00%, 09/15/41(a)	12,521	16,287,304
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	16,870	17,047,665
1.95%, 05/15/30 (Call 02/15/30)(a)	16,071	15,728,146
2.95%, 05/15/50 (Call 11/15/49)(a)	7,127	6,743,519
3.00%, 05/15/24	17,549	18,856,271
3.30%, 05/15/26(a)	34,111	37,461,205
3.45%, 02/19/26(a)	16,478	18,188,945
3.50%, 05/15/29	37,486	41,262,400
3.63%, 02/12/24(a)	7,789	8,457,382
4.00%, 06/20/42	11,504	13,077,434
4.15%, 05/15/39(a)	22,829	26,339,785
4.25%, 05/15/49(a)	33,737	39,394,162
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(a)(c)	11,971	11,392,398
4.38%, 05/15/30 (Call 02/15/30)(c)	10,142	11,323,417
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)(a)	9,751	10,013,184

		1,403,477,126

Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The)
0.55%, 10/29/25	6,897	6,844,184
1.00%, 04/23/26	105	105,387
1.20%, 10/29/30(a)	12,712	11,887,556
1.95%, 04/23/31	2,787	2,779,083
2.45%, 11/03/26(a)	13,038	13,940,934
2.85%, 08/11/27(a)	8,185	8,932,094
3.00%, 03/25/30	17,462	18,950,557
Unilever Capital Corp.
2.13%, 09/06/29 (Call 06/06/29)(a)	10,061	10,163,119
2.60%, 05/05/24 (Call 03/05/24)(a)	2,127	2,253,726
2.90%, 05/05/27 (Call 02/05/27)(a)	11,934	12,942,650
3.50%, 03/22/28 (Call 12/22/27)(a)	12,610	14,025,542
5.90%, 11/15/32	13,330	18,131,694

		120,956,526

Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)(a)	7,442	7,297,241
2.88%, 08/14/24 (Call 07/14/24)(a)	5,011	5,227,888
3.50%, 01/15/25 (Call 11/15/24)	9,421	9,962,670
3.65%, 07/21/27 (Call 04/21/27)(a)	13,136	13,942,758
6.50%, 07/15/25 (Call 06/15/25)(a)	15,166	17,839,749

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)(a)	$8,394	$8,627,200
2.88%, 01/15/26 (Call 12/15/25)(a)	15,700	16,349,724
3.13%, 12/01/30 (Call 09/01/30)(a)	8,515	8,509,099
3.38%, 07/01/25 (Call 06/01/25)(a)	9,165	9,816,923
3.75%, 06/01/26 (Call 04/01/26)(a)	9,191	9,915,968
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	3,494	3,787,812
5.80%, 05/01/25 (Call 04/01/25)(a)	9,350	10,932,114
8.00%, 11/01/31	23,605	33,147,557
American Express Co.
2.50%, 07/30/24 (Call 06/30/24)(a)	5,661	6,009,073
3.00%, 10/30/24 (Call 09/29/24)(a)	18,563	20,010,738
3.13%, 05/20/26 (Call 04/20/26)	13,430	14,609,748
3.40%, 02/22/24 (Call 01/22/24)(a)	3,651	3,941,869
4.05%, 12/03/42(a)	12,198	13,981,533
4.20%, 11/06/25 (Call 10/06/25)	10,973	12,456,888
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	22,145	24,498,269
Brookfield Finance Inc.
4.00%, 04/01/24 (Call 02/01/24)	1,336	1,449,052
4.35%, 04/15/30 (Call 01/15/30)	8,350	9,484,960
4.70%, 09/20/47 (Call 03/20/47)	10,614	12,458,428
4.85%, 03/29/29 (Call 12/29/28)	12,135	14,086,890
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)(a)	10,599	11,406,017
3.30%, 10/30/24 (Call 09/30/24)(a)	15,143	16,384,943
3.65%, 05/11/27 (Call 04/11/27)	11,832	13,092,759
3.75%, 04/24/24 (Call 03/24/24)	2,489	2,711,134
3.75%, 07/28/26 (Call 06/28/26)(a)	16,923	18,545,379
3.75%, 03/09/27 (Call 02/09/27)(a)	14,649	16,261,785
3.80%, 01/31/28 (Call 12/31/27)(a)	15,317	17,023,948
4.20%, 10/29/25 (Call 09/29/25)(a)	15,809	17,648,292
4.25%, 04/30/25 (Call 03/31/25)	9,105	10,183,128
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	17,181	16,995,976
1.65%, 03/11/31 (Call 12/11/30)(a)	8,643	8,154,374
2.00%, 03/20/28 (Call 01/20/28)(a)	14,481	14,619,887
3.85%, 05/21/25 (Call 03/21/25)(a)	8,693	9,656,769
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)(a)	8,219	8,833,380
5.30%, 09/15/43 (Call 03/15/43)(a)	8,110	11,190,865
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)(a)	12,033	13,433,588
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)(c)	12,716	13,786,359
4.05%, 05/15/27 (Call 03/15/27)(c)	12,283	13,730,050
4.40%, 05/15/30 (Call 02/15/30)(c)	29,220	33,263,306
4.55%, 05/15/32 (Call 02/15/32)(a)(c)	8,941	10,372,707
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25(a)	22,597	24,581,509
4.42%, 11/15/35(a)	124,988	143,854,239
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	16,952	15,730,595
2.10%, 06/15/30 (Call 03/15/30)(a)	12,760	12,448,530
2.65%, 09/15/40 (Call 03/15/40)(a)	14,309	13,285,360
3.00%, 06/15/50 (Call 12/15/49)(a)	13,315	12,477,847
3.00%, 09/15/60 (Call 03/15/60)	16,400	14,740,892
3.75%, 12/01/25 (Call 09/01/25)	13,444	14,907,300
4.25%, 09/21/48 (Call 03/21/48)	14,067	15,902,465

Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	$13,747	$15,215,180
4.85%, 01/15/27(a)	8,484	9,817,193
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	5,361	5,606,428
2.95%, 11/21/26 (Call 08/21/26)(a)	10,204	11,095,224
2.95%, 06/01/29 (Call 03/01/29)	13,376	14,409,882
3.30%, 03/26/27 (Call 01/26/27)(a)	12,613	13,923,935
3.35%, 03/26/30 (Call 12/26/29)(a)	10,680	11,838,451
3.65%, 06/01/49 (Call 12/01/48)(a)	12,013	13,379,922
3.85%, 03/26/50 (Call 09/26/49)	17,502	20,004,663
Nomura Holdings Inc.
1.85%, 07/16/25(a)	17,695	17,875,367
2.65%, 01/16/25(a)	17,225	17,999,143
2.68%, 07/16/30(a)	12,378	12,255,553
3.10%, 01/16/30(a)	18,169	18,630,872
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	8,901	9,497,434
4.95%, 07/15/46(a)	443	558,311
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	11,940	12,979,884
4.25%, 08/15/24 (Call 05/15/24)	12,211	13,321,542
4.50%, 07/23/25 (Call 04/23/25)	12,308	13,735,248
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	8,568	7,936,897
1.90%, 04/15/27 (Call 02/15/27)(a)	18,477	19,091,835
2.00%, 08/15/50 (Call 02/15/50)(a)	19,770	16,434,032
2.05%, 04/15/30 (Call 01/15/30)	17,390	17,577,464
2.70%, 04/15/40 (Call 10/15/39)	11,972	11,889,878
2.75%, 09/15/27 (Call 06/15/27)(a)	9,770	10,509,706
3.15%, 12/14/25 (Call 09/14/25)(a)	42,811	46,859,302
3.65%, 09/15/47 (Call 03/15/47)(a)	8,494	9,576,486
4.15%, 12/14/35 (Call 06/14/35)	17,216	20,666,801
4.30%, 12/14/45 (Call 06/14/45)(a)	33,944	41,754,049

		1,268,008,216

Electric — 2.7%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(c)	9,346	9,194,955
2.45%, 01/15/31 (Call 10/15/30)(c)	11,279	10,889,551
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	10,337	11,193,372
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	8,427	9,081,103
3.80%, 06/01/29 (Call 03/01/29)	8,211	9,129,439
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	18,003	16,609,483
3.70%, 07/15/30 (Call 04/15/30)	14,945	16,738,364
3.80%, 07/15/48 (Call 01/15/48)	8,013	8,709,357
4.05%, 04/15/25 (Call 03/15/25)(a)	10,085	11,232,205
4.25%, 10/15/50 (Call 04/15/50)	10,954	12,792,853
4.45%, 01/15/49 (Call 07/15/48)(a)	11,564	13,857,428
4.50%, 02/01/45 (Call 08/01/44)(a)	8,487	10,032,959
5.15%, 11/15/43 (Call 05/15/43)	7,404	9,386,977
6.13%, 04/01/36(a)	19,673	26,958,357
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)(a)	8,470	9,699,934
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)(a)	7,393	8,587,939
Consolidated Edison Co. of New York Inc. 4.45%, 03/15/44 (Call 09/15/43)	9,790	11,468,294

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.63%, 12/01/54 (Call 06/01/54)	$7,412	$8,916,721
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	12,134	13,435,597
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)(a)	8,422	9,323,541
Series C, 3.38%, 04/01/30 (Call 01/01/30)	16,939	18,238,370
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)	9,033	9,000,685
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	7,836	7,879,723
5.30%, 02/15/40	8,345	10,991,063
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)(a)	8,629	8,587,469
2.65%, 09/01/26 (Call 06/01/26)	16,716	17,627,754
3.15%, 08/15/27 (Call 05/15/27)(a)	8,936	9,655,369
3.75%, 04/15/24 (Call 01/15/24)(a)	2,909	3,144,084
3.75%, 09/01/46 (Call 03/01/46)	15,043	15,513,742
Duke Energy Florida LLC, 6.40%, 06/15/38(a)	11,375	16,390,413
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	11,502	12,568,834
4.75%, 06/15/46 (Call 12/15/45)(a)	12,296	14,067,166
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)(a)	9,316	9,166,812
2.95%, 09/01/26 (Call 06/01/26)	12,095	12,967,204
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)(a)	9,361	10,914,440
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	7,295	7,648,713
2.90%, 09/15/29 (Call 06/15/29)	10,933	11,241,938
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)(a)	11,675	12,718,483
3.95%, 06/15/25 (Call 03/15/25)	11,641	12,828,808
4.05%, 04/15/30 (Call 01/15/30)(a)	14,781	16,610,449
4.45%, 04/15/46 (Call 10/15/45)	7,070	8,239,372
4.70%, 04/15/50 (Call 10/15/49)	5,680	6,891,429
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	9,478	10,190,759
5.60%, 06/15/42 (Call 12/15/41)(a)	9,786	11,031,356
6.25%, 10/01/39	11,554	13,696,271
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)(a)	11,713	12,560,493
3.15%, 10/01/49 (Call 04/01/49)	8,500	8,714,271
3.95%, 03/01/48 (Call 09/01/47)	10,179	11,829,974
Georgia Power Co.
4.30%, 03/15/42	12,199	13,974,458
Series A, 3.25%, 03/15/51 (Call 09/15/50)	11,598	11,311,599
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	7,477	8,356,419
4.25%, 07/15/49 (Call 01/15/49)(a)	8,610	10,334,530
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)(a)	21,447	21,210,575
2.75%, 05/01/25 (Call 04/01/25)	15,365	16,383,746
2.75%, 11/01/29 (Call 08/01/29)(a)	10,620	11,032,724
3.15%, 04/01/24 (Call 03/01/24)(a)	4,151	4,446,206
3.55%, 05/01/27 (Call 02/01/27)(a)	16,795	18,637,972
Pacific Gas & Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	11,210	10,912,414
2.50%, 02/01/31 (Call 11/01/30)(a)	22,383	21,027,031
3.15%, 01/01/26	21,002	21,861,932
3.30%, 12/01/27 (Call 09/01/27)(a)	10,241	10,579,192
3.30%, 08/01/40 (Call 02/01/40)	17,270	15,419,409

Security	Par (000)	Value

Electric (continued)
3.45%, 07/01/25(a)	$5,448	$5,771,319
3.50%, 08/01/50 (Call 02/01/50)(a)	21,517	18,630,118
3.75%, 07/01/28(a)	12,347	13,042,135
3.95%, 12/01/47 (Call 06/01/47)(a)	6,441	5,913,816
4.50%, 07/01/40 (Call 01/01/40)	21,832	21,960,671
4.55%, 07/01/30 (Call 01/01/30)	34,925	37,538,717
4.95%, 07/01/50 (Call 01/01/50)	28,482	28,998,971
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)(a)	10,859	12,296,542
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)	2,570	2,493,519
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	4,004	4,239,551
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	10,111	9,641,269
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	8,026	8,699,767
3.40%, 02/01/28 (Call 11/01/27)(a)	11,158	12,101,476
3.80%, 02/01/38 (Call 08/01/37)	10,527	11,532,083
4.00%, 02/01/48 (Call 08/01/47)	7,582	8,149,379
6.00%, 10/15/39	9,731	13,205,804
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	13,584	13,514,985
4.00%, 04/01/47 (Call 10/01/46)	20,660	21,488,344
4.65%, 10/01/43 (Call 04/01/43)	8,932	10,239,829
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	9,054	8,199,105
Series C, 4.13%, 03/01/48 (Call 09/01/47)	13,836	14,641,485
Series E, 3.70%, 08/01/25 (Call 06/01/25)(a)	9,300	10,207,922
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)(a)	20,163	21,755,478
4.40%, 07/01/46 (Call 01/01/46)(a)	20,093	22,809,170
Series A, 3.70%, 04/30/30 (Call 01/30/30)	12,151	13,287,018
Series B, 4.00%, 01/15/51 (Call 10/15/25)(a)(b)	7,456	7,944,368
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	10,173	8,892,481
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	6,595	7,148,354
Series A, 3.50%, 03/15/27 (Call 12/15/26)	7,850	8,657,742

		1,136,643,498

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 0.88%, 10/15/26 (Call 09/15/26)(a)	12,294	12,073,501

Electronics — 0.2%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	13,986	13,760,167
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)(a)	14,685	14,991,279
1.95%, 06/01/30 (Call 03/01/30)(a)	12,052	11,974,824
2.30%, 08/15/24 (Call 07/15/24)(a)	3,689	3,892,696
2.50%, 11/01/26 (Call 08/01/26)(a)	15,750	16,836,156
2.70%, 08/15/29 (Call 05/15/29)	7,997	8,418,111
2.80%, 06/01/50 (Call 12/01/49)(a)	8,319	8,022,629

		77,895,862

Environmental Control — 0.2%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)	11,586	10,740,451
2.50%, 08/15/24 (Call 07/15/24)(a)	3,215	3,393,798
3.95%, 05/15/28 (Call 02/15/28)	9,315	10,463,735
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	11,845	10,921,213

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
3.15%, 11/15/27 (Call 08/15/27)	$8,258	$8,987,930
4.10%, 03/01/45 (Call 09/01/44)(a)	6,209	7,223,425
4.15%, 07/15/49 (Call 01/15/49)	12,686	15,079,984

		66,810,536

Food — 1.0%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)(a)	7,143	7,879,660
4.15%, 03/15/28 (Call 12/15/27)(a)	10,641	11,975,547
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)(a)	14,557	14,161,029
4.30%, 05/01/24 (Call 04/01/24)	2,005	2,210,171
4.60%, 11/01/25 (Call 09/01/25)	13,689	15,654,294
4.85%, 11/01/28 (Call 08/01/28)(a)	13,264	15,611,668
5.30%, 11/01/38 (Call 05/01/38)	11,568	14,364,111
5.40%, 11/01/48 (Call 05/01/48)(a)	11,819	15,279,926
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)	10,458	10,861,173
3.20%, 02/10/27 (Call 11/10/26)(a)	4,980	5,427,866
4.00%, 04/17/25 (Call 02/17/25)	8,802	9,764,004
4.20%, 04/17/28 (Call 01/17/28)	17,054	19,417,558
JM Smucker Co. (The), 3.50%, 03/15/25	10,191	11,118,189
Kellogg Co., 3.25%, 04/01/26(a)	8,410	9,152,667
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	9,238	9,828,413
3.95%, 01/15/50 (Call 07/15/49)(a)	10,940	11,925,284
4.45%, 02/01/47 (Call 08/01/46)	10,956	12,627,211
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	8,893	9,724,710
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	10,717	10,916,269
2.63%, 09/04/50 (Call 03/04/50)	12,486	10,940,602
2.75%, 04/13/30 (Call 01/13/30)	15,891	16,408,954
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)(a)	10,508	11,375,726
3.30%, 07/15/26 (Call 04/15/26)(a)	12,718	13,807,861
3.75%, 10/01/25 (Call 07/01/25)(a)	10,075	11,112,651
5.65%, 04/01/25 (Call 03/01/25)(a)	9,469	11,074,779
5.95%, 04/01/30 (Call 01/01/30)(a)	12,553	15,835,473
6.60%, 04/01/40 (Call 10/01/39)	9,844	13,976,847
6.60%, 04/01/50 (Call 10/01/49)	13,865	20,606,837
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	15,004	16,550,947
3.95%, 08/15/24 (Call 05/15/24)	5,632	6,152,529
4.00%, 03/01/26 (Call 01/01/26)	16,320	18,252,228
4.35%, 03/01/29 (Call 12/01/28)(a)	7,362	8,478,412
4.55%, 06/02/47 (Call 12/02/46)(a)	8,669	10,278,384
5.10%, 09/28/48 (Call 03/28/48)(a)	17,670	22,606,630

		425,358,610

Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	12,099	14,229,558
4.40%, 08/15/47 (Call 02/15/47)(a)	11,271	13,251,967
4.80%, 06/15/44 (Call 12/15/43)	8,567	10,374,413

		37,855,938

Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)(a)	8,045	9,093,348
NiSource Inc. 0.95%, 08/15/25 (Call 07/15/25)	14,426	14,269,313

Security	Par (000)	Value

Gas (continued)
1.70%, 02/15/31 (Call 11/15/30)	$9,224	$8,582,468
2.95%, 09/01/29 (Call 06/01/29)	9,001	9,350,686
3.49%, 05/15/27 (Call 02/15/27)(a)	12,355	13,500,094
3.60%, 05/01/30 (Call 02/01/30)(a)	8,078	8,819,562
3.95%, 03/30/48 (Call 09/30/47)(a)	7,440	8,105,647
4.38%, 05/15/47 (Call 11/15/46)(a)	11,202	12,947,935
4.80%, 02/15/44 (Call 08/15/43)	8,137	9,777,092

		94,446,145

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	8,200	8,319,845
2.75%, 11/15/50 (Call 05/15/50)(a)	9,450	8,684,648

		17,004,493

Health Care - Products — 1.1%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	11,451	12,326,014
3.75%, 11/30/26 (Call 08/30/26)(a)	19,576	22,139,751
4.75%, 11/30/36 (Call 05/30/36)(a)	20,455	25,618,963
4.90%, 11/30/46 (Call 05/30/46)	35,230	46,103,112
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	13,380	13,570,934
3.45%, 03/01/24 (Call 02/01/24)	1,202	1,289,215
3.75%, 03/01/26 (Call 01/01/26)	14,672	16,303,331
4.00%, 03/01/29 (Call 12/01/28)(a)	5,461	6,114,278
4.55%, 03/01/39 (Call 09/01/38)	9,229	11,014,309
4.70%, 03/01/49 (Call 09/01/48)	11,313	13,943,623
Danaher Corp., 2.60%, 10/01/50 (Call 04/01/50)(a)	13,378	11,908,007
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	11,165	11,500,542
3.25%, 11/15/39 (Call 05/15/39)	10,311	10,662,137
3.40%, 11/15/49 (Call 05/15/49)	9,597	9,919,759
Medtronic Inc.
3.50%, 03/15/25	19,466	21,439,350
4.38%, 03/15/35(a)	21,849	26,617,599
4.63%, 03/15/45	20,605	26,101,753
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)(a)	9,020	8,735,782
3.38%, 11/01/25 (Call 08/01/25)(a)	8,602	9,410,151
3.50%, 03/15/26 (Call 12/15/25)	18,901	20,807,446
4.63%, 03/15/46 (Call 09/15/45)	12,749	15,778,654
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	8,839	9,132,746
2.95%, 09/19/26 (Call 06/19/26)(a)	16,880	18,210,132
3.20%, 08/15/27 (Call 05/15/27)(a)	9,957	10,849,234
4.10%, 08/15/47 (Call 02/15/47)(a)	8,735	10,087,729
4.13%, 03/25/25 (Call 02/25/25)	12,699	14,142,168
4.50%, 03/25/30 (Call 12/25/29)	14,538	17,026,320
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	22,127	24,115,874
3.55%, 03/20/30 (Call 12/20/29)(a)	10,275	11,108,338

		455,977,251

Health Care - Services — 2.0%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	8,765	9,476,658
3.88%, 08/15/47 (Call 02/15/47)	11,325	12,058,319
6.63%, 06/15/36(a)	10,605	15,027,178
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	8,620	8,694,510
2.25%, 05/15/30 (Call 02/15/30)	9,567	9,422,245

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
2.38%, 01/15/25 (Call 12/15/24)(a)	$14,091	$14,772,221
2.55%, 03/15/31 (Call 12/15/30)	22,920	23,076,365
2.88%, 09/15/29 (Call 06/15/29)	7,518	7,848,457
3.13%, 05/15/50 (Call 11/15/49)(a)	11,077	10,668,238
3.35%, 12/01/24 (Call 10/01/24)(a)	12,511	13,558,164
3.50%, 08/15/24 (Call 05/15/24)	2,623	2,844,193
3.60%, 03/15/51 (Call 09/15/50)	16,462	17,092,559
3.65%, 12/01/27 (Call 09/01/27)	17,355	19,324,943
3.70%, 09/15/49 (Call 03/15/49)	8,793	9,266,525
4.10%, 03/01/28 (Call 12/01/27)(a)	13,366	15,094,749
4.38%, 12/01/47 (Call 06/01/47)(a)	13,819	16,076,223
4.55%, 03/01/48 (Call 09/01/47)	9,317	11,096,384
4.63%, 05/15/42(a)	9,848	11,643,331
4.65%, 01/15/43(a)	11,040	13,248,342
4.65%, 08/15/44 (Call 02/15/44)	8,983	10,751,940
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)(a)	313	324,004
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	7,717	8,170,270
3.35%, 10/01/29 (Call 04/01/29)(a)	9,538	10,200,525
4.19%, 10/01/49 (Call 04/01/49)(a)	9,478	10,245,476
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	18,698	20,772,435
4.50%, 02/15/27 (Call 08/15/26)	13,301	15,020,724
5.00%, 03/15/24	7,966	8,876,828
5.13%, 06/15/39 (Call 12/15/38)(a)	10,991	13,273,388
5.25%, 04/15/25(a)	15,133	17,395,029
5.25%, 06/15/26 (Call 12/15/25)(a)	16,864	19,566,748
5.25%, 06/15/49 (Call 12/15/48)	22,578	27,784,997
5.50%, 06/15/47 (Call 12/15/46)	16,736	20,927,668
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)	8,516	10,383,867
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)(a)	17,385	20,824,452
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)(a)	12,157	12,710,133
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)(a)	10,304	11,196,111
4.70%, 02/01/45 (Call 08/01/44)	11,826	13,629,660
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	11,101	11,548,597
UnitedHealth Group Inc.
2.00%, 05/15/30(a)	12,611	12,440,837
2.38%, 08/15/24(a)	4,608	4,871,918
2.75%, 05/15/40 (Call 11/15/39)	12,383	12,025,589
2.88%, 08/15/29(a)	10,885	11,553,732
2.90%, 05/15/50 (Call 11/15/49)(a)	11,921	11,421,465
2.95%, 10/15/27(a)	10,043	10,925,829
3.10%, 03/15/26(a)	12,380	13,522,286
3.13%, 05/15/60 (Call 11/15/59)	12,393	12,114,661
3.45%, 01/15/27(a)	8,191	9,116,163
3.50%, 02/15/24(a)	1,756	1,899,250
3.50%, 08/15/39 (Call 02/15/39)(a)	14,782	15,955,978
3.70%, 08/15/49 (Call 02/15/49)	15,521	16,936,821
3.75%, 07/15/25(a)	21,295	23,683,451
3.75%, 10/15/47 (Call 04/15/47)	10,463	11,487,264
3.85%, 06/15/28(a)	12,851	14,539,930
3.88%, 12/15/28	10,359	11,734,996
3.88%, 08/15/59 (Call 02/15/59)	13,890	15,436,710
4.20%, 01/15/47 (Call 07/15/46)	8,357	9,770,365
4.25%, 03/15/43 (Call 09/15/42)(a)	6,019	7,076,456
4.25%, 06/15/48 (Call 12/15/47)(a)	14,262	16,841,059

Security	Par (000)	Value

Health Care - Services (continued)
4.45%, 12/15/48 (Call 06/15/48)(a)	$11,237	$13,737,184
4.63%, 07/15/35(a)	11,202	13,712,943
4.75%, 07/15/45	23,102	29,255,493
5.80%, 03/15/36	9,987	13,563,670
6.88%, 02/15/38	12,983	19,643,855

		837,160,361

Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	10,105	9,977,363
3.25%, 07/15/25 (Call 06/15/25)	8,177	8,544,516
3.88%, 01/15/26 (Call 12/15/25)	14,103	15,048,856
4.20%, 06/10/24 (Call 05/10/24)	6,731	7,260,577
Owl Rock Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	11,704	12,135,260

		52,966,572

Home Builders — 0.0%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)(a)	10,241	11,849,656

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)(a)	8,954	9,709,606

Insurance — 2.0%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)(a)	11,642	12,879,007
3.63%, 11/15/24(a)	8,662	9,509,578
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)(a)	16,923	17,834,755
3.40%, 06/30/30 (Call 03/30/30)	20,440	21,842,284
3.75%, 07/10/25 (Call 04/10/25)(a)	14,513	15,972,359
3.88%, 01/15/35 (Call 07/15/34)	13,619	14,887,953
3.90%, 04/01/26 (Call 01/01/26)	18,293	20,310,537
4.13%, 02/15/24(a)	828	905,479
4.20%, 04/01/28 (Call 01/01/28)	8,309	9,383,547
4.38%, 06/30/50 (Call 12/30/49)(a)	9,214	10,596,168
4.38%, 01/15/55 (Call 07/15/54)(a)	9,215	10,457,823
4.50%, 07/16/44 (Call 01/16/44)	25,217	29,034,864
4.75%, 04/01/48 (Call 10/01/47)	10,182	12,263,855
4.80%, 07/10/45 (Call 01/10/45)	8,187	9,843,200
6.25%, 05/01/36	10,897	14,717,378
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	11,804	12,186,238
3.75%, 05/02/29 (Call 02/02/29)(a)	7,534	8,377,889
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)(a)	8,881	9,868,621
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	11,207	11,473,712
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a).	11,700	12,907,697
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	6,772	6,438,810
2.50%, 01/15/51 (Call 07/15/50)(a)	10,012	8,879,679
2.85%, 10/15/50 (Call 04/15/50)	20,110	19,032,466
4.20%, 08/15/48 (Call 02/15/48)	25,045	29,484,209
4.25%, 01/15/49 (Call 07/15/48)(a)	19,457	23,072,023
5.75%, 01/15/40(a)	9,841	13,795,894
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)(a)	30,591	33,500,510
4.50%, 02/11/43(a)	9,249	11,408,744
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	15,261	16,503,745
4.70%, 06/22/47 (Call 12/22/46)(a)	10,527	10,933,386

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Chubb Corp. (The), 6.00%, 05/11/37(a)	$10,242	$14,372,438
Chubb INA Holdings Inc.
3.15%, 03/15/25(a)	6,202	6,720,017
3.35%, 05/03/26 (Call 02/03/26)(a)	8,469	9,288,234
4.35%, 11/03/45 (Call 05/03/45)(a)	10,175	12,342,021
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	16,334	18,434,322
5.00%, 04/20/48 (Call 10/20/47)(a)	17,550	21,404,844
Manulife Financial Corp.
4.15%, 03/04/26(a)	10,889	12,298,114
5.38%, 03/04/46(a)	8,234	11,118,109
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	8,827	8,771,837
3.88%, 03/15/24 (Call 02/15/24)(a)	1,258	1,371,637
4.38%, 03/15/29 (Call 12/15/28)	16,773	19,421,551
4.90%, 03/15/49 (Call 09/15/48)	14,110	18,407,845
MetLife Inc.
3.60%, 04/10/24(a)	1,722	1,873,828
4.05%, 03/01/45(a)	11,111	12,822,047
4.13%, 08/13/42(a)	7,949	9,214,149
4.55%, 03/23/30 (Call 12/23/29)(a)	11,821	13,894,330
4.60%, 05/13/46 (Call 11/13/45)(a)	8,297	10,249,562
4.88%, 11/13/43(a)	10,220	13,089,391
5.70%, 06/15/35	12,188	16,534,747
5.88%, 02/06/41	9,010	12,609,395
6.38%, 06/15/34(a)	10,595	15,004,489
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	9,647	11,437,363
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	16,826	18,136,914
3.91%, 12/07/47 (Call 06/07/47)	10,332	11,482,021
3.94%, 12/07/49 (Call 06/07/49)	11,104	12,420,487
4.35%, 02/25/50 (Call 08/25/49)	8,909	10,564,276
4.60%, 05/15/44(a)	8,515	10,370,540
5.70%, 12/14/36(a)	10,368	14,051,468
Travelers Companies Inc. (The)
5.35%, 11/01/40(a)	8,692	11,894,008
6.25%, 06/15/37(a)	9,996	14,332,056

		812,234,450

Internet — 1.4%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)(a)	8,804	8,722,713
0.80%, 08/15/27 (Call 06/15/27)(a)	12,412	12,017,899
1.10%, 08/15/30 (Call 05/15/30)(a)	25,338	23,493,272
1.90%, 08/15/40 (Call 02/15/40)	14,260	12,545,376
2.00%, 08/15/26 (Call 05/15/26)	23,293	24,417,772
2.05%, 08/15/50 (Call 02/15/50)	25,197	21,082,854
2.25%, 08/15/60 (Call 02/15/60)	22,740	18,839,242
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	14,135	14,156,201
1.20%, 06/03/27 (Call 04/03/27)	13,798	13,707,546
1.50%, 06/03/30 (Call 03/03/30)	23,464	22,585,968
2.50%, 06/03/50 (Call 12/03/49)	27,674	24,872,774
2.70%, 06/03/60 (Call 12/03/59)	22,868	20,578,904
2.80%, 08/22/24 (Call 06/22/24)(a)	7,822	8,385,609
3.15%, 08/22/27 (Call 05/22/27)(a)	43,310	47,613,589
3.80%, 12/05/24 (Call 09/05/24)(a)	11,199	12,381,844
3.88%, 08/22/37 (Call 02/22/37)	30,746	35,470,950
4.05%, 08/22/47 (Call 02/22/47)(a)	29,805	35,129,973
4.25%, 08/22/57 (Call 02/22/57)(a)	24,921	30,227,882

Security	Par (000)	Value

Internet (continued)
4.80%, 12/05/34 (Call 06/05/34)	$14,784	$18,753,662
4.95%, 12/05/44 (Call 06/05/44)	17,185	22,674,168
5.20%, 12/03/25 (Call 09/03/25)	10,363	12,268,508
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	11,294	12,524,259
4.63%, 04/13/30 (Call 01/13/30)	17,347	20,329,992
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	8,833	9,125,734
2.70%, 03/11/30 (Call 12/11/29)	9,721	9,905,340
3.45%, 08/01/24 (Call 05/01/24)(a)	5,157	5,562,057
3.60%, 06/05/27 (Call 03/05/27)	9,612	10,613,275
4.00%, 07/15/42 (Call 01/15/42)(a)	12,213	13,101,013
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)(c)	11,244	11,187,081
3.25%, 02/15/30 (Call 11/15/29)(a)	15,248	15,502,582
3.80%, 02/15/28 (Call 11/15/27)(a)	11,031	11,824,203
4.63%, 08/01/27 (Call 05/01/27)(a)(c)	9,590	10,774,899
5.00%, 02/15/26 (Call 11/15/25)(a)	9,484	10,765,215
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	8,725	9,522,019

		590,664,375

Lodging — 0.3%
Las Vegas Sands Corp.
3.20%, 08/08/24 (Call 07/08/24)	15,573	16,315,893
3.50%, 08/18/26 (Call 06/18/26)(a)	11,747	12,350,454
3.90%, 08/08/29 (Call 05/08/29)(a)	9,905	10,327,648
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)(a)	17,373	19,990,713
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	12,854	14,436,546
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	9,140	9,528,980
Series R, 3.13%, 06/15/26 (Call 03/15/26)(a)	10,758	11,403,488
Marriott International Inc/MD, 2.85%, 04/15/31 (Call 01/15/31)	12,508	12,426,647
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	1,025	1,091,504
5.13%, 08/08/25 (Call 06/08/25)(a)	9,891	11,037,240
5.40%, 08/08/28 (Call 05/08/28)	15,146	17,222,941

		136,132,054

Machinery — 0.5%
Caterpillar Financial Services Corp.
0.80%, 11/13/25(a)	11,903	11,789,692
0.90%, 03/02/26(a)	3,600	3,583,841
1.10%, 09/14/27(a)	10,935	10,702,614
2.15%, 11/08/24(a)	12,048	12,653,647
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)(a)	8,923	9,291,966
3.25%, 09/19/49 (Call 03/19/49)(a)	10,376	10,817,857
3.25%, 04/09/50 (Call 10/09/49)(a)	15,031	15,677,872
3.40%, 05/15/24 (Call 02/15/24)(a)	1,544	1,672,235
3.80%, 08/15/42(a)	17,761	20,273,833
5.20%, 05/27/41	8,870	11,751,195
Deere & Co.
3.75%, 04/15/50 (Call 10/15/49)(a)	12,137	13,807,858
3.90%, 06/09/42 (Call 12/09/41)(a)	13,452	15,646,714
John Deere Capital Corp.
0.70%, 01/15/26(a)	3,658	3,623,896
3.45%, 03/13/25(a)	10,116	11,112,842
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	10,686	11,109,043

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.57%, 02/15/30 (Call 11/15/29)(a)	$17,146	$17,474,889
3.11%, 02/15/40 (Call 08/15/39)	5,252	5,266,853
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)(a)	8,125	8,829,249
4.40%, 03/15/24 (Call 02/15/24)(a)	1,501	1,637,457
4.95%, 09/15/28 (Call 06/15/28)	13,710	15,767,509

		212,491,062

Manufacturing — 0.9%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	8,706	9,091,845
2.38%, 08/26/29 (Call 05/26/29)	11,808	12,110,287
2.88%, 10/15/27 (Call 07/15/27)(a)	10,321	11,158,453
3.25%, 02/14/24 (Call 01/14/24)	3,103	3,330,551
3.25%, 08/26/49 (Call 02/26/49)(a)	10,759	11,108,758
3.38%, 03/01/29 (Call 12/01/28)	6,253	6,871,402
4.00%, 09/14/48 (Call 03/14/48)(a)	10,454	12,189,885
Eaton Corp., 4.15%, 11/02/42(a)	10,744	12,319,009
General Electric Co.
3.45%, 05/01/27 (Call 03/01/27)(a)	12,652	13,824,504
3.63%, 05/01/30 (Call 02/01/30)(a)	13,002	14,123,922
4.13%, 10/09/42(a)	10,613	11,574,905
4.25%, 05/01/40 (Call 11/01/39)(a)	15,060	16,826,387
4.35%, 05/01/50 (Call 11/01/49)(a)	34,923	38,848,157
4.50%, 03/11/44	11,258	12,766,103
5.88%, 01/14/38	33,809	44,157,079
6.15%, 08/07/37	13,508	18,031,320
6.75%, 03/15/32	34,905	47,209,316
6.88%, 01/10/39(a)	22,787	32,711,497
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	12,332	13,260,165
3.90%, 09/01/42 (Call 03/01/42)(a)	10,310	11,908,931
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)(a)	11,384	12,264,929
4.00%, 06/14/49 (Call 12/14/48)	9,962	11,262,070
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	8,418	9,370,737

		386,320,212

Media — 5.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	12,420	11,651,491
2.80%, 04/01/31 (Call 01/01/31)(a)	15,189	15,045,751
3.50%, 06/01/41 (Call 12/01/40)(a)	13,388	12,872,776
3.70%, 04/01/51 (Call 10/01/50)(a)	23,624	22,254,637
3.75%, 02/15/28 (Call 11/15/27)(a)	12,284	13,318,421
3.85%, 04/01/61 (Call 10/01/60)	19,607	18,002,126
3.90%, 06/01/52 (Call 12/01/51)	9,161	8,905,109
4.20%, 03/15/28 (Call 12/15/27)(a)	15,336	16,993,001
4.50%, 02/01/24 (Call 01/01/24)	1,123	1,227,572
4.80%, 03/01/50 (Call 09/01/49)(a)	31,250	34,355,353
4.91%, 07/23/25 (Call 04/23/25)	49,626	56,435,005
5.05%, 03/30/29 (Call 12/30/28)(a)	15,311	17,738,845
5.13%, 07/01/49 (Call 01/01/49)	13,743	15,663,146
5.38%, 04/01/38 (Call 10/01/37)	8,773	10,411,244
5.38%, 05/01/47 (Call 11/01/46)(a)	28,890	33,903,539
5.75%, 04/01/48 (Call 10/01/47)(a)	27,734	33,944,713
6.38%, 10/23/35 (Call 04/23/35)(a)	22,832	29,797,356
6.48%, 10/23/45 (Call 04/23/45)	39,667	52,350,305

Security	Par (000)	Value

Media (continued)
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	$13,628	$12,686,536
1.95%, 01/15/31 (Call 10/15/30)	16,840	16,289,096
2.35%, 01/15/27 (Call 10/15/26)(a)	15,353	16,081,297
2.45%, 08/15/52 (Call 02/15/52)	15,937	13,709,529
2.65%, 02/01/30 (Call 11/01/29)	17,075	17,605,449
2.65%, 08/15/62 (Call 02/15/62)(a)	12,493	10,872,204
2.80%, 01/15/51 (Call 07/15/50)(a)	17,496	16,136,372
3.00%, 02/01/24 (Call 01/01/24)	1,860	1,987,120
3.10%, 04/01/25 (Call 03/01/25)	8,208	8,900,024
3.15%, 03/01/26 (Call 12/01/25)(a)	23,456	25,581,123
3.15%, 02/15/28 (Call 11/15/27)(a)	18,109	19,551,407
3.20%, 07/15/36 (Call 01/15/36)(a)	11,699	12,251,106
3.25%, 11/01/39 (Call 05/01/39)	15,819	16,391,409
3.30%, 02/01/27 (Call 11/01/26)(a)	13,426	14,724,173
3.30%, 04/01/27 (Call 02/01/27)	9,272	10,174,639
3.38%, 02/15/25 (Call 11/15/24)	7,691	8,400,096
3.38%, 08/15/25 (Call 05/15/25)	16,227	17,803,015
3.40%, 04/01/30 (Call 01/01/30)(a)	16,210	17,658,372
3.40%, 07/15/46 (Call 01/15/46)(a)	14,141	14,673,361
3.45%, 02/01/50 (Call 08/01/49)	18,355	19,091,228
3.55%, 05/01/28 (Call 02/01/28)(a)	10,926	12,113,390
3.60%, 03/01/24(a)	1,591	1,730,740
3.70%, 04/15/24 (Call 03/15/24)(a)	12,888	14,045,266
3.75%, 04/01/40 (Call 10/01/39)	18,230	20,108,527
3.90%, 03/01/38 (Call 09/01/37)	13,473	15,177,749
3.95%, 10/15/25 (Call 08/15/25)(a)	30,660	34,433,559
3.97%, 11/01/47 (Call 05/01/47)	21,406	24,037,371
4.00%, 08/15/47 (Call 02/15/47)	9,820	11,095,757
4.00%, 03/01/48 (Call 09/01/47)	11,109	12,535,573
4.00%, 11/01/49 (Call 05/01/49)	22,533	25,534,319
4.05%, 11/01/52 (Call 05/01/52)(a)	15,327	17,551,831
4.15%, 10/15/28 (Call 07/15/28)	35,226	40,473,191
4.20%, 08/15/34 (Call 02/15/34)	11,398	13,248,211
4.25%, 10/15/30 (Call 07/15/30)(a)	15,434	17,842,148
4.25%, 01/15/33	19,505	22,825,461
4.40%, 08/15/35 (Call 02/15/35)(a)	8,718	10,316,725
4.60%, 10/15/38 (Call 04/15/38)	31,960	38,859,464
4.60%, 08/15/45 (Call 02/15/45)	18,835	23,067,475
4.65%, 07/15/42	13,207	16,163,647
4.70%, 10/15/48 (Call 04/15/48)	39,544	49,471,549
4.75%, 03/01/44	11,406	14,117,185
4.95%, 10/15/58 (Call 04/15/58)(a)	28,557	38,056,058
5.65%, 06/15/35(a)	10,981	14,667,916
6.45%, 03/15/37	10,688	15,319,002
6.50%, 11/15/35	14,418	20,587,501
6.95%, 08/15/37	9,574	14,418,955
7.05%, 03/15/33(a)	10,914	15,698,621
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	12,664	13,562,411
3.95%, 03/20/28 (Call 12/20/27)(a)	18,803	20,654,800
4.00%, 09/15/55 (Call 03/15/55)(a)(c)	18,416	18,003,058
4.13%, 05/15/29 (Call 02/15/29)(a)	8,718	9,623,003
4.65%, 05/15/50 (Call 11/15/49)(a)	11,352	12,547,176
5.20%, 09/20/47 (Call 03/20/47)(a)	14,085	16,514,270
5.30%, 05/15/49 (Call 11/15/48)(a)	8,872	10,615,796
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)(a)	22,580	26,211,939
5.48%, 01/25/39 (Call 07/25/38)	15,757	19,721,935
5.58%, 01/25/49 (Call 07/25/48)(a)	17,244	22,074,920

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
NBCUniversal Media LLC
4.45%, 01/15/43	$11,166	$13,401,569
5.95%, 04/01/41(a)	13,764	19,331,316
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	14,242	15,288,739
5.50%, 09/01/41 (Call 03/01/41)	12,345	14,818,468
5.88%, 11/15/40 (Call 05/15/40)(a)	12,904	16,152,232
6.55%, 05/01/37(a)	17,998	23,829,613
6.75%, 06/15/39(a)	16,412	22,415,021
7.30%, 07/01/38	16,836	23,826,120
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	11,902	17,446,835
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	13,014	13,398,599
2.95%, 06/15/27(a)	10,686	11,535,943
3.00%, 02/13/26(a)	11,282	12,195,139
3.15%, 09/17/25	9,036	9,838,178
4.13%, 06/01/44	10,241	11,791,208
ViacomCBS Inc.
4.00%, 01/15/26 (Call 10/15/25)(a)	8,989	9,904,040
4.20%, 05/19/32 (Call 02/19/32)(a)	11,056	12,330,312
4.38%, 03/15/43(a)	15,791	17,082,074
4.75%, 05/15/25 (Call 04/15/25)(a)	13,822	15,665,099
4.95%, 01/15/31 (Call 10/15/30)(a)	13,886	16,330,611
4.95%, 05/19/50 (Call 11/19/49)(a)	10,905	12,690,564
5.85%, 09/01/43 (Call 03/01/43)	13,484	17,231,378
6.88%, 04/30/36	12,820	17,766,374
7.88%, 07/30/30	12,206	17,058,426
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	4,481	4,631,270
1.75%, 01/13/26(a)	19,326	19,844,934
2.00%, 09/01/29 (Call 06/01/29)(a)	22,145	21,988,940
2.20%, 01/13/28(a)	11,797	12,092,692
2.65%, 01/13/31(a)	23,422	24,104,084
2.75%, 09/01/49 (Call 03/01/49)(a)	18,248	17,002,375
3.35%, 03/24/25(a)	21,923	23,881,408
3.50%, 05/13/40 (Call 11/13/39)(a)	19,202	20,505,939
3.60%, 01/13/51 (Call 07/13/50)	35,338	38,037,540
3.80%, 03/22/30(a)	13,808	15,455,246
3.80%, 05/13/60 (Call 11/13/59)	17,373	19,053,322
4.63%, 03/23/40 (Call 09/23/39)(a)	9,765	11,916,889
4.70%, 03/23/50 (Call 09/23/49)(a)	19,490	24,645,620
6.20%, 12/15/34(a)	11,873	16,489,849
6.40%, 12/15/35(a)	13,232	18,936,933
6.65%, 11/15/37	14,482	21,379,471

		2,089,758,815

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)(a)	9,112	9,911,373

Mining — 0.5%
Barrick Gold Corp., 5.25%, 04/01/42	7,726	9,716,060
Barrick North America Finance LLC
5.70%, 05/30/41(a)	8,800	11,553,533
5.75%, 05/01/43(a)	9,522	12,754,580
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	8,214	11,076,508
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	11,084	12,992,051
5.00%, 09/30/43(a)	23,950	31,592,069
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	12,281	12,050,575

Security	Par (000)	Value

Mining (continued)
4.88%, 03/15/42 (Call 09/15/41)(a)	$10,086	$12,397,981
6.25%, 10/01/39	8,655	12,094,896
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	8,564	11,876,468
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)(a)	8,368	9,275,266
5.20%, 11/02/40	11,529	15,174,119
7.13%, 07/15/28	11,443	15,456,816
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	8,362	9,797,300

		187,808,222

Oil & Gas — 5.0%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	10,193	9,685,105
2.77%, 11/10/50 (Call 05/10/50)(a)	15,787	13,949,428
2.94%, 06/04/51 (Call 12/04/50)(a)	24,642	22,329,570
3.00%, 02/24/50 (Call 08/24/49)	19,164	17,692,115
3.02%, 01/16/27 (Call 10/16/26)	10,353	11,136,433
3.12%, 05/04/26 (Call 02/04/26)	16,751	18,066,754
3.19%, 04/06/25 (Call 03/06/25)(a)	8,994	9,719,931
3.22%, 04/14/24 (Call 02/14/24)	1,518	1,628,426
3.38%, 02/08/61 (Call 08/08/60)	15,040	14,247,330
3.41%, 02/11/26 (Call 12/11/25)(a)	10,527	11,563,993
3.63%, 04/06/30 (Call 01/06/30)(a)	14,418	15,878,307
3.79%, 02/06/24 (Call 01/06/24)	2,013	2,182,252
3.80%, 09/21/25 (Call 07/21/25)	12,092	13,426,557
3.94%, 09/21/28 (Call 06/21/28)	11,556	12,987,052
4.23%, 11/06/28 (Call 08/06/28)(a)	21,999	25,095,949
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	16,221	17,663,310
3.51%, 03/17/25(a)	10,373	11,372,339
3.54%, 11/04/24(a)	8,401	9,211,958
3.72%, 11/28/28 (Call 08/28/28)	8,994	9,966,680
3.81%, 02/10/24	1,988	2,165,754
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)(a)	14,431	15,763,548
4.95%, 06/01/47 (Call 12/01/46)	6,740	7,984,369
6.25%, 03/15/38	11,347	14,939,664
Cenovus Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	2,232	2,391,319
4.25%, 04/15/27 (Call 01/15/27)(a)	9,037	9,924,708
4.40%, 04/15/29 (Call 01/15/29)	9,504	10,358,252
5.38%, 07/15/25 (Call 04/15/25)	11,884	13,495,848
5.40%, 06/15/47 (Call 12/15/46)	10,503	11,952,548
6.75%, 11/15/39	18,364	23,305,018
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)(a)	25,333	25,968,025
2.00%, 05/11/27 (Call 03/11/27)(a)	11,420	11,820,507
2.24%, 05/11/30 (Call 02/11/30)(a)	12,014	12,086,295
2.95%, 05/16/26 (Call 02/16/26)	22,467	24,276,591
3.08%, 05/11/50 (Call 11/11/49)(a)	11,789	11,477,460
3.33%, 11/17/25 (Call 08/17/25)	4,474	4,915,149
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)(a)	6,594	6,522,510
1.02%, 08/12/27 (Call 06/12/27)(a)	9,375	9,101,968
2.34%, 08/12/50 (Call 02/12/50)	7,769	6,595,796
5.05%, 11/15/44 (Call 05/15/44)	9,599	12,214,767
5.25%, 11/15/43 (Call 05/15/43)	11,685	15,215,758
6.00%, 03/01/41 (Call 09/01/40)	9,571	13,519,884

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)(a)	$9,436	$10,336,761
4.38%, 06/01/24 (Call 03/01/24)(a)	6,447	7,024,025
ConocoPhillips
3.75%, 10/01/27 (Call 07/01/27)(c)	14,753	16,414,800
4.30%, 08/15/28 (Call 05/15/28)(c)	12,832	14,641,748
4.88%, 10/01/47 (Call 04/01/47)(c)	7,651	9,545,920
6.50%, 02/01/39(a)	32,964	47,371,473
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	7,908	9,141,022
4.95%, 03/15/26 (Call 12/15/25)(a)	14,639	17,093,370
6.95%, 04/15/29(a)	17,413	23,282,774
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	9,215	9,952,883
5.00%, 06/15/45 (Call 12/15/44)(a)	7,961	8,873,456
5.60%, 07/15/41 (Call 01/15/41)(a)	13,468	15,942,596
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)(a)	10,244	10,812,337
3.13%, 03/24/31 (Call 12/24/30)	8,523	8,599,179
3.25%, 12/01/26 (Call 10/01/26)	9,325	9,913,497
3.50%, 12/01/29 (Call 09/01/29)(a)	14,052	14,726,725
EOG Resources Inc.
4.15%, 01/15/26 (Call 10/15/25)	5,272	5,955,500
4.38%, 04/15/30 (Call 01/15/30)	7,908	9,136,677
4.95%, 04/15/50 (Call 10/15/49)	8,213	10,184,174
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	2,114	2,177,791
2.38%, 05/22/30 (Call 02/22/30)	6,216	6,292,250
2.88%, 04/06/25 (Call 03/06/25)	5,747	6,164,322
3.13%, 04/06/30 (Call 01/06/30)(a)	4,396	4,706,044
3.25%, 11/18/49 (Call 05/18/49)	10,307	10,292,684
3.63%, 09/10/28 (Call 06/10/28)(a)	8,521	9,424,500
3.70%, 03/01/24(a)	2,215	2,406,538
3.70%, 04/06/50 (Call 10/06/49)	7,993	8,653,459
3.95%, 05/15/43(a)	10,348	11,629,003
4.80%, 11/08/43	9,661	11,901,789
5.10%, 08/17/40(a)	8,755	11,212,658
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)(a)	2,155	2,251,594
2.28%, 08/16/26 (Call 06/16/26)(a)	16,138	16,960,065
2.44%, 08/16/29 (Call 05/16/29)(a)	14,233	14,602,260
2.61%, 10/15/30 (Call 07/15/30)(a)	21,707	22,238,073
2.71%, 03/06/25 (Call 12/06/24)(a)	19,971	21,279,556
2.99%, 03/19/25 (Call 02/19/25)	29,812	32,092,681
3.00%, 08/16/39 (Call 02/16/39)	8,005	7,880,319
3.04%, 03/01/26 (Call 12/01/25)	27,145	29,475,773
3.10%, 08/16/49 (Call 02/16/49)(a)	16,146	15,493,041
3.18%, 03/15/24 (Call 12/15/23)	1,708	1,829,732
3.29%, 03/19/27 (Call 01/19/27)(a)	11,515	12,739,691
3.45%, 04/15/51 (Call 10/15/50)(a)	27,296	27,819,499
3.48%, 03/19/30 (Call 12/19/29)(a)	21,627	23,649,512
3.57%, 03/06/45 (Call 09/06/44)	10,113	10,523,324
4.11%, 03/01/46 (Call 09/01/45)	27,774	31,174,243
4.23%, 03/19/40 (Call 09/19/39)(a)	22,413	25,594,723
4.33%, 03/19/50 (Call 09/19/49)	31,128	36,259,482
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	11,746	13,000,131
5.60%, 02/15/41(a)	10,625	12,424,115
6.00%, 01/15/40	9,933	12,139,574

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	$9,964	$10,803,965
4.40%, 07/15/27 (Call 04/15/27)(a)	14,114	15,725,136
6.60%, 10/01/37	8,441	10,573,467
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	6,102	6,590,765
4.70%, 05/01/25 (Call 04/01/25)	14,597	16,478,977
4.75%, 09/15/44 (Call 03/15/44)	10,854	12,172,048
6.50%, 03/01/41 (Call 09/01/40)	12,872	17,072,531
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)	10,199	9,697,247
3.90%, 03/15/28 (Call 12/15/27)(a)	9,589	10,581,002
4.65%, 11/15/34 (Call 05/15/34)	11,943	13,922,786
4.88%, 11/15/44 (Call 05/15/44)(a)	18,487	21,948,987
5.88%, 05/01/42	16,273	21,446,447
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	5,235	5,163,047
1.90%, 08/15/30 (Call 05/15/30)	7,757	7,249,330
2.15%, 01/15/31 (Call 10/15/30)	14,333	13,550,524
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)(a)	11,627	12,126,380
2.38%, 04/06/25 (Call 03/06/25)(a)	15,544	16,415,408
2.38%, 11/07/29 (Call 08/07/29)(a)	16,961	17,285,769
2.50%, 09/12/26(a)	12,230	12,971,573
2.75%, 04/06/30 (Call 01/06/30)(a)	17,652	18,377,963
2.88%, 05/10/26(a)	18,968	20,493,435
3.13%, 11/07/49 (Call 05/07/49)(a)	13,546	13,248,302
3.25%, 05/11/25	30,499	33,235,215
3.25%, 04/06/50 (Call 10/06/49)(a)	20,023	20,064,055
3.75%, 09/12/46	13,055	14,166,718
3.88%, 11/13/28 (Call 08/13/28)(a)	13,262	14,981,266
4.00%, 05/10/46	25,312	28,348,055
4.13%, 05/11/35(a)	16,298	18,766,963
4.38%, 05/11/45	32,305	38,118,747
4.55%, 08/12/43(a)	13,862	16,623,825
5.50%, 03/25/40(a)	9,956	13,435,298
6.38%, 12/15/38	32,157	46,378,144
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	9,114	9,907,259
3.75%, 03/04/51 (Call 09/04/50)(a)	7,552	7,564,397
4.00%, 11/15/47 (Call 05/15/47)(a)	8,698	9,032,228
6.50%, 06/15/38	11,732	15,975,799
6.80%, 05/15/38	10,951	15,109,436
6.85%, 06/01/39	10,573	14,737,251
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)(a)	10,456	11,017,544
2.83%, 01/10/30 (Call 10/10/29)(a)	13,370	14,062,844
2.99%, 06/29/41 (Call 12/29/40)(a)	8,807	8,561,529
3.13%, 05/29/50 (Call 11/29/49)	26,490	25,379,237
3.39%, 06/29/60 (Call 12/29/59)(a)	8,668	8,483,228
3.46%, 02/19/29 (Call 11/19/28)(a)	14,885	16,313,214
3.46%, 07/12/49 (Call 01/12/49)(a)	11,253	11,453,353
3.75%, 04/10/24	8,426	9,218,405
Total Capital SA, 3.88%, 10/11/28	11,148	12,584,952
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)(a)	11,525	12,157,245
3.40%, 09/15/26 (Call 06/15/26)	16,983	18,196,841
4.00%, 04/01/29 (Call 01/01/29)(a)	8,128	8,867,718
4.35%, 06/01/28 (Call 03/01/28)	8,545	9,533,717
6.63%, 06/15/37	18,766	24,516,745

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.50%, 04/15/32	$8,600	$11,697,585

		2,049,420,472

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)	16,123	17,405,740
4.08%, 12/15/47 (Call 06/15/47)	15,246	16,317,086
Baker Hughes Holdings LLC, 5.13%, 09/15/40	13,798	16,913,622
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	9,172	9,210,926
3.80%, 11/15/25 (Call 08/15/25)(a)	12,277	13,556,678
4.75%, 08/01/43 (Call 02/01/43)	9,832	10,605,231
4.85%, 11/15/35 (Call 05/15/35)	12,343	13,942,649
5.00%, 11/15/45 (Call 05/15/45)(a)	21,408	24,193,538
6.70%, 09/15/38	10,658	13,943,867
7.45%, 09/15/39	10,917	15,480,950
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	14,219	14,522,018

		166,092,305

Packaging & Containers — 0.0%
WRKCo Inc.
4.65%, 03/15/26 (Call 01/15/26)(a)	9,365	10,686,786
4.90%, 03/15/29 (Call 12/15/28)(a)	5,872	6,952,620

		17,639,406

Pharmaceuticals — 8.4%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	40,307	42,699,370
2.95%, 11/21/26 (Call 09/21/26)	45,285	48,503,038
3.20%, 05/14/26 (Call 02/14/26)	22,519	24,399,812
3.20%, 11/21/29 (Call 08/21/29)	52,664	56,267,050
3.60%, 05/14/25 (Call 02/14/25)	41,748	45,633,236
3.80%, 03/15/25 (Call 12/15/24)	32,367	35,447,876
3.85%, 06/15/24 (Call 03/15/24)	1,666	1,815,651
4.05%, 11/21/39 (Call 05/21/39)	40,380	45,182,587
4.25%, 11/14/28 (Call 08/14/28)	17,794	20,354,236
4.25%, 11/21/49 (Call 05/21/49)(a)	61,819	70,035,258
4.30%, 05/14/36 (Call 11/14/35)(a)	12,152	13,999,686
4.40%, 11/06/42(a)	29,264	33,857,702
4.45%, 05/14/46 (Call 11/14/45)(a)	19,432	22,515,872
4.50%, 05/14/35 (Call 11/14/34)(a)	28,005	32,862,932
4.55%, 03/15/35 (Call 09/15/34)(a)	18,422	21,783,630
4.70%, 05/14/45 (Call 11/14/44)	30,588	36,430,002
4.75%, 03/15/45 (Call 09/15/44)	8,783	10,502,571
4.85%, 06/15/44 (Call 12/15/43)	10,479	12,694,540
4.88%, 11/14/48 (Call 05/14/48)	19,912	24,531,417
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	12,139	12,243,072
3.45%, 12/15/27 (Call 09/15/27)(a)	9,405	10,310,624
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(a)	15,115	14,707,128
1.38%, 08/06/30 (Call 05/06/30)	14,541	13,392,244
3.13%, 06/12/27 (Call 03/12/27)(a)	8,271	8,975,568
3.38%, 11/16/25	22,022	24,140,996
4.00%, 01/17/29 (Call 10/17/28)	10,201	11,512,220
4.00%, 09/18/42(a)	11,912	13,385,591
4.38%, 11/16/45	11,306	13,292,846
4.38%, 08/17/48 (Call 02/17/48)(a)	8,709	10,296,490
6.45%, 09/15/37(a)	31,272	44,828,049

Security	Par (000)	Value

Pharmaceuticals (continued)
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	$11,707	$11,156,625
2.82%, 05/20/30 (Call 02/20/30)(a)	8,087	8,350,626
3.36%, 06/06/24 (Call 04/06/24)(a)	4,570	4,921,252
3.70%, 06/06/27 (Call 03/06/27)	23,104	25,696,022
3.73%, 12/15/24 (Call 09/15/24)(a)	16,056	17,589,224
3.79%, 05/20/50 (Call 11/20/49)	10,095	10,733,259
4.67%, 06/06/47 (Call 12/06/46)	16,981	20,268,104
4.69%, 12/15/44 (Call 06/15/44)	10,628	12,762,267
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)(a)	11,398	11,291,306
1.13%, 11/13/27 (Call 09/13/27)(a)	11,063	10,842,048
1.45%, 11/13/30 (Call 08/13/30)(a)	14,674	13,829,143
2.35%, 11/13/40 (Call 05/13/40)	9,103	8,400,103
2.55%, 11/13/50 (Call 05/13/50)(a)	18,209	16,274,498
2.90%, 07/26/24 (Call 06/26/24)	21,537	23,079,157
3.20%, 06/15/26 (Call 04/15/26)(a)	32,712	35,841,217
3.25%, 02/27/27(a)	6,784	7,497,294
3.40%, 07/26/29 (Call 04/26/29)(a)	44,169	48,669,596
3.45%, 11/15/27 (Call 08/15/27)	11,995	13,351,781
3.88%, 08/15/25 (Call 05/15/25)(a)	13,021	14,524,201
3.90%, 02/20/28 (Call 11/20/27)	17,125	19,381,262
4.13%, 06/15/39 (Call 12/15/38)	23,549	27,500,758
4.25%, 10/26/49 (Call 04/26/49)	35,956	42,539,285
4.35%, 11/15/47 (Call 05/15/47)	13,653	16,323,883
4.55%, 02/20/48 (Call 08/20/47)	15,879	19,483,417
5.00%, 08/15/45 (Call 02/15/45)	19,602	25,377,337
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	3,032	3,229,209
3.41%, 06/15/27 (Call 03/15/27)(a)	15,003	16,364,708
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)	3,283	3,280,265
2.38%, 03/15/31 (Call 12/15/30)	14,483	14,323,665
2.40%, 03/15/30 (Call 12/15/29)	17,297	17,304,488
3.20%, 03/15/40 (Call 09/15/39)(a)	9,686	9,766,959
3.25%, 04/15/25 (Call 01/15/25)	11,011	11,882,524
3.40%, 03/01/27 (Call 12/01/26)	16,329	17,840,876
3.40%, 03/15/50 (Call 09/15/49)	13,693	13,558,952
3.40%, 03/15/51 (Call 09/15/50)	14,361	14,216,205
3.75%, 07/15/23 (Call 06/15/23)	4,872	5,209,233
3.88%, 10/15/47 (Call 04/15/47)	10,471	11,240,157
4.13%, 11/15/25 (Call 09/15/25)	23,619	26,537,706
4.38%, 10/15/28 (Call 07/15/28)	43,114	49,372,372
4.50%, 02/25/26 (Call 11/27/25)	15,062	17,175,179
4.80%, 08/15/38 (Call 02/15/38)	24,189	29,143,572
4.80%, 07/15/46 (Call 01/16/46)	15,035	18,174,782
4.90%, 12/15/48 (Call 06/15/48)	34,246	42,069,389
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	25,095	24,481,641
1.75%, 08/21/30 (Call 05/21/30)(a)	15,277	14,380,979
1.88%, 02/28/31 (Call 11/28/30)(a)	13,937	13,185,070
2.63%, 08/15/24 (Call 07/15/24)(a)	3,995	4,234,443
2.70%, 08/21/40 (Call 02/21/40)	14,184	13,085,018
2.88%, 06/01/26 (Call 03/01/26)	18,991	20,284,042
3.00%, 08/15/26 (Call 06/15/26)	10,209	10,982,122
3.25%, 08/15/29 (Call 05/15/29)(a)	19,279	20,532,253
3.63%, 04/01/27 (Call 02/01/27)(a)	10,418	11,531,497
3.75%, 04/01/30 (Call 01/01/30)(a)	13,148	14,448,158
3.88%, 07/20/25 (Call 04/20/25)	32,463	35,982,301
4.10%, 03/25/25 (Call 01/25/25)(a)	11,743	13,083,081

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.13%, 04/01/40 (Call 10/01/39)	$11,719	$12,976,090
4.25%, 04/01/50 (Call 10/01/49)	9,500	10,646,865
4.30%, 03/25/28 (Call 12/25/27)(a)	71,220	81,053,609
4.78%, 03/25/38 (Call 09/25/37)	54,030	64,583,394
5.05%, 03/25/48 (Call 09/25/47)	84,606	104,065,152
5.13%, 07/20/45 (Call 01/20/45)	37,010	46,026,772
5.30%, 12/05/43 (Call 06/05/43)	8,619	10,817,301
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	12,731	10,841,573
2.50%, 09/15/60 (Call 03/15/60)(a)	10,232	8,748,532
3.38%, 03/15/29 (Call 12/15/28)	9,077	9,997,478
3.95%, 03/15/49 (Call 09/15/48)	17,217	19,602,333
4.15%, 03/15/59 (Call 09/15/58)(a)	13,084	15,491,316
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25(a)	13,015	14,390,549
3.88%, 05/15/28(a)	17,933	20,342,196
6.38%, 05/15/38	33,617	48,987,822
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)(a)	2,265	2,426,230
3.38%, 06/01/29 (Call 03/01/29)(a)	11,435	12,513,688
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	9,477	9,379,597
0.95%, 09/01/27 (Call 07/01/27)(a)	17,707	17,300,407
1.30%, 09/01/30 (Call 06/01/30)(a)	11,693	11,064,575
2.10%, 09/01/40 (Call 03/01/40)	11,491	10,487,332
2.25%, 09/01/50 (Call 03/01/50)(a)	9,861	8,743,504
2.45%, 03/01/26 (Call 12/01/25)	21,680	23,156,228
2.45%, 09/01/60 (Call 03/01/60)	14,076	12,491,245
2.63%, 01/15/25 (Call 11/15/24)(a)	7,738	8,273,176
2.90%, 01/15/28 (Call 10/15/27)	16,525	17,938,226
2.95%, 03/03/27 (Call 12/03/26)(a)	13,078	14,309,613
3.40%, 01/15/38 (Call 07/15/37)(a)	11,261	12,391,127
3.50%, 01/15/48 (Call 07/15/47)	9,097	10,047,344
3.55%, 03/01/36 (Call 09/01/35)(a)	8,549	9,681,415
3.63%, 03/03/37 (Call 09/03/36)(a)	17,170	19,490,357
3.70%, 03/01/46 (Call 09/01/45)	18,957	21,506,625
3.75%, 03/03/47 (Call 09/03/46)	11,280	12,953,157
4.38%, 12/05/33 (Call 06/05/33)(a)	8,596	10,572,373
5.95%, 08/15/37	13,219	18,862,996
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	8,121	9,127,980
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	11,509	11,406,981
1.45%, 06/24/30 (Call 03/24/30)(a)	12,922	12,288,817
2.35%, 06/24/40 (Call 12/24/39)(a)	11,901	11,039,107
2.45%, 06/24/50 (Call 12/24/49)(a)	14,332	12,653,978
2.75%, 02/10/25 (Call 11/10/24)(a)	24,852	26,537,912
3.40%, 03/07/29 (Call 12/07/28)	14,670	16,281,447
3.70%, 02/10/45 (Call 08/10/44)(a)	21,841	24,251,456
3.90%, 03/07/39 (Call 09/07/38)	12,963	14,809,883
4.00%, 03/07/49 (Call 09/07/48)(a)	16,106	18,677,460
4.15%, 05/18/43	15,011	17,745,998
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(a)	8,779	9,944,362
5.20%, 04/15/48 (Call 10/15/47)	7,859	9,140,021
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(a)	14,578	15,063,942
2.00%, 02/14/27 (Call 12/14/26)(a)	16,292	16,856,086
2.20%, 08/14/30 (Call 05/14/30)(a)	12,969	13,164,422
2.75%, 08/14/50 (Call 02/14/50)(a)	13,192	12,636,807

Security	Par (000)	Value

Pharmaceuticals (continued)
3.00%, 11/20/25 (Call 08/20/25)(a)	$19,556	$21,185,030
3.10%, 05/17/27 (Call 02/17/27)	11,337	12,368,099
3.40%, 05/06/24(a)	10,236	11,103,540
4.00%, 11/20/45 (Call 05/20/45)	12,042	14,083,168
4.40%, 05/06/44(a)	20,841	25,587,152
Perrigo Finance Unlimited Co., 3.15%, 06/15/30 (Call 03/15/30)(a)	10,186	10,128,195
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	8,405	8,428,912
1.70%, 05/28/30 (Call 02/28/30)(a)	11,088	10,767,290
2.55%, 05/28/40 (Call 11/28/39)(a)	11,118	10,681,850
2.63%, 04/01/30 (Call 01/01/30)(a)	12,283	12,854,114
2.70%, 05/28/50 (Call 11/28/49)(a)	13,154	12,286,067
2.75%, 06/03/26(a)	17,184	18,577,624
3.00%, 12/15/26(a)	18,775	20,562,812
3.40%, 05/15/24(a)	1,914	2,078,630
3.45%, 03/15/29 (Call 12/15/28)(a)	13,515	14,935,394
3.60%, 09/15/28 (Call 06/15/28)	7,483	8,364,461
3.90%, 03/15/39 (Call 09/15/38)(a)	9,297	10,603,572
4.00%, 12/15/36(a)	10,747	12,551,587
4.00%, 03/15/49 (Call 09/15/48)	13,829	16,034,111
4.13%, 12/15/46	13,496	15,860,267
4.20%, 09/15/48 (Call 03/15/48)	11,407	13,597,817
4.30%, 06/15/43(a)	9,105	10,853,146
4.40%, 05/15/44(a)	11,639	14,090,931
7.20%, 03/15/39	29,088	45,928,870
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)(a)	9,582	10,761,845
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	32,680	35,497,343
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)(a)	28,368	27,479,523
3.03%, 07/09/40 (Call 01/09/40)(a)	17,138	16,656,229
3.18%, 07/09/50 (Call 01/09/50)(a)	22,499	21,368,803
3.38%, 07/09/60 (Call 01/09/60)(a)	11,311	10,852,796
5.00%, 11/26/28 (Call 08/26/28)(a)	18,511	22,015,336
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)(a)	24,560	27,123,401
5.25%, 06/15/46 (Call 12/15/45)	11,161	12,960,232
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)(a)(c)	9,193	9,287,552
2.30%, 06/22/27 (Call 04/22/27)(a)(c)	10,696	10,850,243
2.70%, 06/22/30 (Call 03/22/30)(a)(c)	16,641	16,453,151
3.85%, 06/22/40 (Call 12/22/39)(c)	16,996	17,292,798
4.00%, 06/22/50 (Call 12/22/49)(a)(c)	22,533	22,372,292
Wyeth LLC
5.95%, 04/01/37	24,378	33,867,324
6.50%, 02/01/34	10,159	14,612,586
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	9,633	9,341,554
3.00%, 09/12/27 (Call 06/12/27)	9,539	10,245,067
4.50%, 11/13/25 (Call 08/13/25)(a)	8,804	10,014,909
4.70%, 02/01/43 (Call 08/01/42)	13,396	16,402,476

		3,461,940,760

Pipelines — 3.3%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(a)	17,216	18,339,439
5.13%, 06/30/27 (Call 01/01/27)	18,069	20,833,158
5.88%, 03/31/25 (Call 10/02/24)	16,453	18,838,224
7.00%, 06/30/24 (Call 01/01/24)	11,175	12,869,481

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	$6,417	$7,169,035
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)(a)	11,800	12,403,220
4.25%, 12/01/26 (Call 09/01/26)	11,029	12,408,343
5.50%, 12/01/46 (Call 06/01/46)	7,407	9,384,660
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	10,988	11,553,122
3.75%, 05/15/30 (Call 02/15/30)	19,405	20,190,809
4.00%, 10/01/27 (Call 07/01/27)	9,010	9,700,285
4.05%, 03/15/25 (Call 12/15/24)	11,841	12,830,841
4.50%, 04/15/24 (Call 03/15/24)	3,654	4,012,894
4.75%, 01/15/26 (Call 10/15/25)	11,490	12,841,936
4.95%, 06/15/28 (Call 03/15/28)(a)	11,190	12,605,852
5.00%, 05/15/50 (Call 11/15/49)	22,618	23,838,467
5.15%, 03/15/45 (Call 09/15/44)	11,397	12,058,458
5.25%, 04/15/29 (Call 01/15/29)	17,152	19,648,762
5.30%, 04/15/47 (Call 10/15/46)	9,119	9,719,398
5.35%, 05/15/45 (Call 11/15/44)	8,577	9,208,149
5.40%, 10/01/47 (Call 04/01/47)	16,839	18,288,695
5.50%, 06/01/27 (Call 03/01/27)	11,650	13,521,625
6.00%, 06/15/48 (Call 12/15/47)	11,667	13,520,509
6.13%, 12/15/45 (Call 06/15/45)(a)	10,462	12,197,116
6.25%, 04/15/49 (Call 10/15/48)	19,622	23,426,814
6.50%, 02/01/42 (Call 08/01/41)	9,436	11,531,553
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(a)	12,759	13,151,822
3.13%, 07/31/29 (Call 04/30/29)	13,165	13,942,609
3.20%, 02/15/52 (Call 08/15/51)(a)	8,523	7,853,265
3.70%, 02/15/26 (Call 11/15/25)	9,437	10,422,908
3.70%, 01/31/51 (Call 07/31/50)	13,129	13,111,768
3.75%, 02/15/25 (Call 11/15/24)(a)	11,302	12,367,243
3.90%, 02/15/24 (Call 11/15/23)	1,958	2,117,616
3.95%, 01/31/60 (Call 07/31/59)	11,580	11,615,994
4.15%, 10/16/28 (Call 07/16/28)	13,325	15,058,513
4.20%, 01/31/50 (Call 07/31/49)(a)	13,964	14,959,830
4.25%, 02/15/48 (Call 08/15/47)	13,352	14,330,618
4.45%, 02/15/43 (Call 08/15/42)	11,558	12,916,562
4.80%, 02/01/49 (Call 08/01/48)	13,273	15,438,126
4.85%, 08/15/42 (Call 02/15/42)	9,108	10,699,824
4.85%, 03/15/44 (Call 09/15/43)	15,957	18,335,073
4.90%, 05/15/46 (Call 11/15/45)	10,959	12,783,269
5.10%, 02/15/45 (Call 08/15/44)	12,943	15,524,791
5.95%, 02/01/41	8,554	11,263,454
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	8,990	10,863,812
6.95%, 01/15/38	14,042	19,151,190
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	10,616	9,931,542
3.60%, 02/15/51 (Call 08/15/50)	6,731	6,415,424
4.30%, 06/01/25 (Call 03/01/25)	15,861	17,710,718
4.30%, 03/01/28 (Call 12/01/27)(a)	12,701	14,302,166
5.05%, 02/15/46 (Call 08/15/45)	7,649	8,785,095
5.20%, 03/01/48 (Call 09/01/47)	7,478	8,871,380
5.30%, 12/01/34 (Call 06/01/34)	9,073	10,879,405
5.55%, 06/01/45 (Call 12/01/44)	18,739	22,868,603
7.75%, 01/15/32	10,010	14,092,696
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	9,693	9,831,580

Security	Par (000)	Value

Pipelines (continued)
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	$16,497	$16,602,843
2.65%, 08/15/30 (Call 05/15/30)	18,718	18,496,195
4.00%, 03/15/28 (Call 12/15/27)	14,152	15,631,214
4.13%, 03/01/27 (Call 12/01/26)	13,997	15,591,156
4.50%, 04/15/38 (Call 10/15/37)	17,933	19,662,833
4.70%, 04/15/48 (Call 10/15/47)	16,879	18,490,394
4.80%, 02/15/29 (Call 11/15/28)	8,463	9,749,064
4.88%, 12/01/24 (Call 09/01/24)	12,421	13,917,904
4.88%, 06/01/25 (Call 03/01/25)	12,488	14,088,291
5.20%, 03/01/47 (Call 09/01/46)	10,648	12,447,558
5.50%, 02/15/49 (Call 08/15/48)	17,274	20,970,975
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)(a)	9,755	9,905,073
3.40%, 09/01/29 (Call 06/01/29)	8,606	8,969,397
4.55%, 07/15/28 (Call 04/15/28)	6,547	7,315,129
5.20%, 07/15/48 (Call 01/15/48)	7,311	8,317,029
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	9,438	9,580,864
3.60%, 11/01/24 (Call 08/01/24)(a)	8,127	8,651,369
3.80%, 09/15/30 (Call 06/15/30)(a)	8,666	8,926,818
4.50%, 12/15/26 (Call 09/15/26)	8,494	9,414,792
4.65%, 10/15/25 (Call 07/15/25)	10,755	11,925,036
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	13,394	14,804,656
4.50%, 05/15/30 (Call 11/15/29)	24,531	27,640,444
5.00%, 03/15/27 (Call 09/15/26)	16,859	19,373,688
5.63%, 03/01/25 (Call 12/01/24)(a)	22,672	25,992,174
5.75%, 05/15/24 (Call 02/15/24)	8,482	9,580,694
5.88%, 06/30/26 (Call 12/31/25)	14,095	16,684,392
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	4,250	4,696,372
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)(a)	14,433	16,193,627
4.25%, 05/15/28 (Call 02/15/28)	14,985	16,941,831
4.63%, 03/01/34 (Call 12/01/33)	15,284	17,540,418
4.88%, 01/15/26 (Call 10/15/25)(a)	8,497	9,813,588
4.88%, 05/15/48 (Call 11/15/47)	8,711	10,358,599
5.10%, 03/15/49 (Call 09/15/48)(a)	9,711	12,123,279
6.10%, 06/01/40	9,236	12,162,086
6.20%, 10/15/37	10,992	14,429,770
7.63%, 01/15/39	14,564	21,723,336
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	10,655	13,588,535
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	4,473	4,406,647
3.50%, 11/15/30 (Call 08/15/30)(a)	10,504	11,210,561
3.75%, 06/15/27 (Call 03/15/27)	16,125	17,703,691
3.90%, 01/15/25 (Call 10/15/24)	8,606	9,399,175
4.00%, 09/15/25 (Call 06/15/25)	8,593	9,499,957
4.30%, 03/04/24 (Call 12/04/23)	1,790	1,951,521
4.55%, 06/24/24 (Call 03/24/24)	6,803	7,511,181
4.85%, 03/01/48 (Call 09/01/47)	9,996	11,310,249
5.10%, 09/15/45 (Call 03/15/45)(a)	10,966	12,710,484
6.30%, 04/15/40	14,186	18,512,151

		1,369,054,781

Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	11,348	10,472,831
2.00%, 05/18/32 (Call 02/18/32)	8,049	7,640,170

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.00%, 05/18/51 (Call 11/18/50)	$12,425	$11,633,544
3.38%, 08/15/31 (Call 05/15/31)(a)	6,756	7,248,053
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)(a)	7,790	7,364,872
2.10%, 06/15/30 (Call 03/15/30)(a)	12,175	11,703,267
2.40%, 03/15/25 (Call 02/15/25)	8,050	8,405,749
2.75%, 01/15/27 (Call 11/15/26)	12,251	12,873,916
2.90%, 01/15/30 (Call 10/15/29)	9,149	9,427,293
3.10%, 06/15/50 (Call 12/15/49)(a)	13,421	12,496,838
3.38%, 10/15/26 (Call 07/15/26)	11,929	12,965,703
3.55%, 07/15/27 (Call 04/15/27)	9,667	10,541,734
3.80%, 08/15/29 (Call 05/15/29)	13,228	14,557,971
4.00%, 06/01/25 (Call 03/01/25)(a)	8,978	9,920,123
5.00%, 02/15/24	2,238	2,489,498
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	13,734	13,286,592
2.75%, 10/01/26 (Call 07/01/26)(a)	10,371	11,012,649
3.20%, 01/15/25 (Call 10/15/24)(a)	10,489	11,236,015
3.25%, 01/30/31 (Call 10/30/30)(a)	14,491	15,179,767
3.40%, 06/21/29 (Call 03/21/29)	6,901	7,356,881
3.65%, 02/01/26 (Call 11/03/25)(a)	13,883	15,337,487
4.50%, 12/01/28 (Call 09/01/28)(a)	6,117	7,032,377
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)	9,642	10,598,827
4.13%, 05/15/29 (Call 02/15/29)(a)	8,957	9,859,807
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	17,339	16,894,180
2.10%, 04/01/31 (Call 01/01/31)(a)	16,166	15,419,469
2.25%, 01/15/31 (Call 10/15/30)(a)	9,474	9,168,083
2.90%, 04/01/41 (Call 10/01/40)	15,065	13,985,725
3.20%, 09/01/24 (Call 07/01/24)	3,542	3,796,231
3.25%, 01/15/51 (Call 07/15/50)(a)	9,417	8,893,137
3.30%, 07/01/30 (Call 04/01/30)(a)	8,369	8,863,561
3.65%, 09/01/27 (Call 06/01/27)	11,700	12,838,134
3.70%, 06/15/26 (Call 03/15/26)	8,970	9,877,569
3.80%, 02/15/28 (Call 11/15/27)	12,017	13,175,198
4.45%, 02/15/26 (Call 11/15/25)(a)	9,604	10,862,840
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	7,661	8,427,847
3.70%, 08/15/27 (Call 05/15/27)	12,342	13,670,041
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	12,796	12,306,980
2.63%, 11/18/24 (Call 10/18/24)	13,833	14,591,432
3.20%, 11/18/29 (Call 08/18/29)(a)	12,630	13,313,788
5.38%, 05/15/27 (Call 05/15/22)	6,719	7,220,842
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)(a)	5,265	6,379,919
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)(a)	9,015	10,184,978
5.30%, 01/15/29 (Call 10/15/28)(a)	7,736	8,816,001
5.38%, 04/15/26 (Call 01/15/26)	11,155	12,613,457
Healthcare Trust of America Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)(a)	9,449	8,916,462
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)(a)	8,462	8,847,669
4.00%, 06/01/25 (Call 03/01/25)	8,547	9,486,281
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	7,081	6,514,499
2.25%, 04/15/30 (Call 01/15/30)(a)	11,209	11,222,864
Realty Income Corp., 3.25%, 01/15/31 (Call 10/15/30)(a)	8,393	8,969,782

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	$9,102	$8,939,893
2.00%, 09/13/24 (Call 06/13/24)(a)	10,074	10,439,920
2.45%, 09/13/29 (Call 06/13/29)(a)	14,087	14,156,171
2.65%, 07/15/30 (Call 04/15/30)(a)	11,875	12,040,013
3.25%, 11/30/26 (Call 08/30/26)(a)	9,276	10,042,940
3.25%, 09/13/49 (Call 03/13/49)(a)	14,143	13,589,840
3.30%, 01/15/26 (Call 10/15/25)(a)	9,172	9,918,372
3.38%, 10/01/24 (Call 07/01/24)(a)	7,088	7,634,388
3.38%, 06/15/27 (Call 03/15/27)(a)	7,958	8,646,583
3.38%, 12/01/27 (Call 09/01/27)(a)	8,512	9,220,577
3.50%, 09/01/25 (Call 06/01/25)(a)	12,144	13,260,844
3.80%, 07/15/50 (Call 01/15/50)(a)	7,811	8,243,794
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)(a)	5,649	6,398,343
Welltower Inc.
2.80%, 06/01/31 (Call 03/01/31)	5,426	5,502,304
3.10%, 01/15/30 (Call 10/15/29)(a)	7,557	7,836,914
3.63%, 03/15/24 (Call 02/15/24)	2,049	2,209,049
4.00%, 06/01/25 (Call 03/01/25)(a)	13,929	15,459,051
4.25%, 04/15/28 (Call 01/15/28)(a)	8,129	9,170,474
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	5,161	5,808,140
4.00%, 04/15/30 (Call 01/15/30)(a)	7,702	8,642,038
7.38%, 03/15/32	16,065	22,914,660

		745,973,241

Retail — 3.3%
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)(a)	9,204	10,290,785
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)(a)	13,533	13,594,697
1.60%, 04/20/30 (Call 01/20/30)(a)	20,393	19,693,428
1.75%, 04/20/32 (Call 01/20/32)(a)	11,994	11,532,110
3.00%, 05/18/27 (Call 02/18/27)(a)	11,353	12,435,352
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)(a)	11,758	12,723,683
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	15,492	17,141,906
4.20%, 05/15/28 (Call 02/15/28)(a)	14,219	16,143,569
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	4,002	3,845,155
1.38%, 03/15/31 (Call 12/15/30)(a)	13,803	12,853,483
2.13%, 09/15/26 (Call 06/15/26)	13,692	14,359,382
2.38%, 03/15/51 (Call 09/15/50)	12,189	10,616,501
2.50%, 04/15/27 (Call 02/15/27)(a)	9,972	10,588,940
2.70%, 04/15/30 (Call 01/15/30)(a)	16,913	17,720,301
2.80%, 09/14/27 (Call 06/14/27)	11,083	11,969,148
2.95%, 06/15/29 (Call 03/15/29)	16,964	18,157,908
3.00%, 04/01/26 (Call 01/01/26)(a)	13,856	15,075,724
3.13%, 12/15/49 (Call 06/15/49)(a)	12,496	12,624,498
3.30%, 04/15/40 (Call 10/15/39)(a)	14,152	15,009,450
3.35%, 09/15/25 (Call 06/15/25)(a)	11,893	13,067,469
3.35%, 04/15/50 (Call 10/15/49)(a)	17,207	18,133,292
3.50%, 09/15/56 (Call 03/15/56)	11,039	11,844,735
3.75%, 02/15/24 (Call 11/15/23)(a)	4,481	4,865,173
3.90%, 12/06/28 (Call 09/06/28)(a)	5,187	5,951,311
3.90%, 06/15/47 (Call 12/15/46)(a)	11,933	13,588,183
4.20%, 04/01/43 (Call 10/01/42)	10,866	12,884,168
4.25%, 04/01/46 (Call 10/01/45)	17,165	20,424,470
4.40%, 03/15/45 (Call 09/15/44)(a)	9,435	11,486,701
4.50%, 12/06/48 (Call 06/06/48)(a)	15,786	19,727,868
4.88%, 02/15/44 (Call 08/15/43)	11,956	15,422,665

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.88%, 12/16/36	$36,054	$50,041,066
5.95%, 04/01/41 (Call 10/01/40)(a)	11,223	15,952,237
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	11,749	11,258,315
1.70%, 10/15/30 (Call 07/15/30)(a)	12,756	11,990,787
2.50%, 04/15/26 (Call 01/15/26)(a)	15,490	16,410,470
2.63%, 04/01/31 (Call 01/01/31)	11,947	12,111,282
3.00%, 10/15/50 (Call 04/15/50)	20,447	19,294,368
3.10%, 05/03/27 (Call 02/03/27)(a)	17,502	18,995,804
3.38%, 09/15/25 (Call 06/15/25)(a)	8,625	9,443,549
3.65%, 04/05/29 (Call 01/05/29)	17,448	19,273,563
3.70%, 04/15/46 (Call 10/15/45)(a)	14,039	14,806,695
4.00%, 04/15/25 (Call 03/15/25)(a)	8,882	9,864,960
4.05%, 05/03/47 (Call 11/03/46)(a)	17,330	19,135,954
4.50%, 04/15/30 (Call 01/15/30)	14,622	17,011,963
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)(a)	8,234	8,153,511
2.63%, 09/01/29 (Call 06/01/29)	9,598	9,950,963
3.30%, 07/01/25 (Call 06/01/25)	9,023	9,830,686
3.50%, 03/01/27 (Call 12/01/26)(a)	10,774	11,893,782
3.50%, 07/01/27 (Call 05/01/27)(a)	11,216	12,404,959
3.60%, 07/01/30 (Call 04/01/30)(a)	8,473	9,341,965
3.63%, 09/01/49 (Call 03/01/49)(a)	16,013	16,834,598
3.70%, 01/30/26 (Call 10/30/25)(a)	19,006	21,093,691
3.80%, 04/01/28 (Call 01/01/28)	11,690	13,052,416
4.20%, 04/01/50 (Call 10/01/49)(a)	8,541	9,822,800
4.45%, 03/01/47 (Call 09/01/46)	11,249	13,178,200
4.45%, 09/01/48 (Call 03/01/48)(a)	8,040	9,474,246
4.70%, 12/09/35 (Call 06/09/35)	8,644	10,422,624
4.88%, 12/09/45 (Call 06/09/45)	19,565	24,138,311
6.30%, 10/15/37	11,917	16,744,299
6.30%, 03/01/38	11,418	16,030,724
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	9,460	9,200,755
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)(a)	8,291	9,138,441
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	8,440	8,376,530
2.55%, 11/15/30 (Call 08/15/30)(a)	13,762	13,900,526
3.50%, 11/15/50 (Call 05/15/50)	14,475	14,717,714
3.55%, 08/15/29 (Call 05/15/29)	10,268	11,266,995
3.80%, 08/15/25 (Call 06/15/25)(a)	13,508	15,018,479
4.00%, 11/15/28 (Call 08/15/28)(a)	6,499	7,360,743
4.45%, 08/15/49 (Call 02/15/49)	11,749	13,824,249
4.50%, 11/15/48 (Call 05/15/48)	11,085	13,031,825
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	16,546	17,415,779
2.35%, 02/15/30 (Call 11/15/29)(a)	11,991	12,294,631
2.50%, 04/15/26(a)	9,282	9,960,337
3.38%, 04/15/29 (Call 01/15/29)(a)	14,015	15,528,844
3.50%, 07/01/24(a)	3,912	4,286,640
4.00%, 07/01/42	12,594	15,199,891
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)(a)	11,219	11,819,683
3.50%, 04/15/25 (Call 03/15/25)(a)	13,997	15,309,696
3.75%, 04/15/27 (Call 02/15/27)(a)	9,047	10,133,925
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	5,548	6,067,789
4.10%, 04/15/50 (Call 10/15/49)	9,639	10,156,316
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)(a)	7,839	8,393,360

Security	Par (000)	Value

Retail (continued)
2.85%, 07/08/24 (Call 06/08/24)(a)	$6,720	$7,212,847
2.95%, 09/24/49 (Call 03/24/49)(a)	10,447	10,574,611
3.05%, 07/08/26 (Call 05/08/26)(a)	14,413	15,789,828
3.25%, 07/08/29 (Call 04/08/29)(a)	14,274	15,772,105
3.55%, 06/26/25 (Call 04/26/25)(a)	16,198	17,958,216
3.63%, 12/15/47 (Call 06/15/47)	10,946	12,309,078
3.70%, 06/26/28 (Call 03/26/28)(a)	30,176	34,116,331
3.95%, 06/28/38 (Call 12/28/37)	17,105	19,940,927
4.05%, 06/29/48 (Call 12/29/47)	32,409	38,866,001
5.25%, 09/01/35	22,925	30,502,403
5.63%, 04/01/40(a)	7,709	10,771,456
5.63%, 04/15/41	12,683	17,932,645
6.20%, 04/15/38	11,984	17,522,352
6.50%, 08/15/37(a)	14,744	21,903,874

		1,385,306,665

Semiconductors — 2.8%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)(a)	9,500	10,448,048
3.90%, 12/15/25 (Call 09/15/25)(a)	9,669	10,766,010
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	8,685	8,440,722
2.75%, 06/01/50 (Call 12/01/49)	7,008	6,661,823
3.30%, 04/01/27 (Call 01/01/27)(a)	13,608	14,991,565
4.35%, 04/01/47 (Call 10/01/46)	11,159	13,619,863
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)(a)	12,065	12,909,046
3.88%, 01/15/27 (Call 10/15/26)	49,907	54,669,021
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(c)	7,633	7,516,620
2.45%, 02/15/31 (Call 11/15/30)(a)(c)	24,499	23,359,265
2.60%, 02/15/33 (Call 11/15/32)(c)	16,658	15,728,467
3.15%, 11/15/25 (Call 10/15/25)	5,736	6,145,738
3.42%, 04/15/33 (Call 01/15/33)(c)	35,994	36,480,527
3.46%, 09/15/26 (Call 07/15/26)(a)	15,060	16,320,028
3.47%, 04/15/34 (Call 01/15/34)(c)	36,182	36,578,663
3.50%, 02/15/41 (Call 08/15/40)(c)	33,587	32,396,788
3.75%, 02/15/51 (Call 08/15/50)(c)	17,152	16,600,433
4.11%, 09/15/28 (Call 06/15/28)	27,490	30,329,536
4.15%, 11/15/30 (Call 08/15/30)(a)	25,488	27,878,275
4.25%, 04/15/26 (Call 02/15/26)	1,018	1,135,879
4.30%, 11/15/32 (Call 08/15/32)	20,442	22,558,884
4.70%, 04/15/25 (Call 03/15/25)	200	225,716
4.75%, 04/15/29 (Call 01/15/29)	28,386	32,299,967
5.00%, 04/15/30 (Call 01/15/30)(a)	20,628	23,719,436
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	19,022	19,600,817
2.60%, 05/19/26 (Call 02/19/26)(a)	12,997	13,881,571
2.88%, 05/11/24 (Call 03/11/24)(a)	987	1,055,278
3.10%, 02/15/60 (Call 08/15/59)	11,865	11,406,108
3.15%, 05/11/27 (Call 02/11/27)(a)	11,030	12,093,563
3.25%, 11/15/49 (Call 05/15/49)	22,502	22,782,451
3.40%, 03/25/25 (Call 02/25/25)(a)	15,622	17,106,804
3.70%, 07/29/25 (Call 04/29/25)(a)	24,440	27,108,352
3.73%, 12/08/47 (Call 06/08/47)(a)	21,983	23,983,589
3.75%, 03/25/27 (Call 01/25/27)(a)	11,936	13,417,709
3.90%, 03/25/30 (Call 12/25/29)(a)	15,700	17,889,337
4.00%, 12/15/32(a)	8,191	9,567,258
4.10%, 05/19/46 (Call 11/19/45)(a)	12,005	13,782,657
4.10%, 05/11/47 (Call 11/11/46)	11,069	12,676,794
4.60%, 03/25/40 (Call 09/25/39)	9,341	11,314,611

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.75%, 03/25/50 (Call 09/25/49)	$25,375	$32,168,661
4.80%, 10/01/41	9,787	12,288,028
4.90%, 07/29/45 (Call 01/29/45)(a)	7,131	9,075,656
4.95%, 03/25/60 (Call 09/25/59)	11,284	15,071,569
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)(a)	9,180	9,133,939
4.10%, 03/15/29 (Call 12/15/28)(a)	10,937	12,403,577
4.65%, 11/01/24 (Call 08/01/24)	6,298	7,050,168
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)(a)	8,834	8,681,901
2.88%, 06/15/50 (Call 12/15/49)	8,001	7,683,990
3.75%, 03/15/26 (Call 01/15/26)	11,268	12,567,736
4.00%, 03/15/29 (Call 12/15/28)(a)	8,915	10,177,868
4.88%, 03/15/49 (Call 09/15/48)	8,337	10,919,731
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)(c)	8,519	8,571,979
2.95%, 04/15/31 (Call 01/15/31)(c)	3,268	3,271,087
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)(a)	10,191	11,444,832
4.66%, 02/15/30 (Call 11/15/29)	9,170	10,568,155
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	15,765	16,715,010
3.20%, 09/16/26 (Call 06/16/26)(a)	12,160	13,358,926
3.50%, 04/01/40 (Call 10/01/39)	12,186	13,327,314
3.50%, 04/01/50 (Call 10/01/49)	22,762	24,471,164
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(c)	1,959	2,174,073
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30 (Call 02/01/30)(c)	10,031	10,723,720
3.88%, 06/18/26 (Call 04/18/26)(a)(c)	13,178	14,583,649
4.30%, 06/18/29 (Call 03/18/29)(c)	12,329	13,966,779
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	10,694	10,340,575
1.65%, 05/20/32 (Call 02/20/32)	18,399	17,145,507
2.15%, 05/20/30 (Call 02/20/30)(a)	13,561	13,603,194
3.25%, 05/20/27 (Call 02/20/27)(a)	20,922	23,079,654
3.25%, 05/20/50 (Call 11/20/49)(a)	10,194	10,392,555
3.45%, 05/20/25 (Call 02/20/25)	3,603	3,956,554
4.30%, 05/20/47 (Call 11/20/46)(a)	17,093	20,376,466
4.65%, 05/20/35 (Call 11/20/34)(a)	6,539	8,055,679
4.80%, 05/20/45 (Call 11/20/44)(a)	16,477	20,901,730
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	8,981	9,204,498
1.75%, 05/04/30 (Call 02/04/30)	10,128	9,843,875
2.25%, 09/04/29 (Call 06/04/29)	9,247	9,421,321
3.88%, 03/15/39 (Call 09/15/38)	7,780	9,040,877
4.15%, 05/15/48 (Call 11/15/47)	15,373	18,561,555

		1,163,770,771

Software — 3.7%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	18,240	15,550,476
3.40%, 09/15/26 (Call 06/15/26)	11,033	12,152,754
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	11,373	11,915,190
2.30%, 02/01/30 (Call 11/01/29)	14,622	14,875,831
3.25%, 02/01/25 (Call 11/01/24)(a)	3,755	4,067,957
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	18,016	17,857,504
3.30%, 03/01/30 (Call 12/01/29)	7,444	7,779,863
4.50%, 12/01/27 (Call 09/01/27)(a)	8,718	9,988,066

Security	Par (000)	Value

Software (continued)
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	$9,242	$9,149,850
1.65%, 03/01/28 (Call 01/01/28)(a)	8,903	8,731,834
2.25%, 03/01/31 (Call 12/01/30)(a)	20,090	19,756,884
3.10%, 03/01/41 (Call 09/01/40)	9,615	9,495,898
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	12,253	12,632,336
2.65%, 06/01/30 (Call 03/01/30)(a)	11,509	11,713,317
2.75%, 07/01/24 (Call 06/01/24)	10,808	11,470,903
3.20%, 07/01/26 (Call 05/01/26)	24,597	26,680,575
3.50%, 07/01/29 (Call 04/01/29)(a)	32,165	34,782,781
3.85%, 06/01/25 (Call 03/01/25)(a)	12,211	13,461,963
4.20%, 10/01/28 (Call 07/01/28)	12,013	13,620,313
4.40%, 07/01/49 (Call 01/01/49)(a)	21,919	25,583,447
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)(a)	40,204	42,743,622
2.53%, 06/01/50 (Call 12/01/49)	59,655	55,429,785
2.68%, 06/01/60 (Call 12/01/59)	41,614	38,458,186
2.70%, 02/12/25 (Call 11/12/24)(a)	22,197	23,821,938
2.88%, 02/06/24 (Call 12/06/23)	9,881	10,516,994
2.92%, 03/17/52 (Call 09/17/51)	97,625	97,269,528
3.04%, 03/17/62 (Call 09/17/61)	35,515	35,362,143
3.13%, 11/03/25 (Call 08/03/25)(a)	31,232	34,159,500
3.30%, 02/06/27 (Call 11/06/26)(a)	38,789	43,039,890
3.45%, 08/08/36 (Call 02/08/36)	11,440	12,769,056
3.50%, 02/12/35 (Call 08/12/34)(a)	18,832	21,187,717
3.70%, 08/08/46 (Call 02/08/46)	1,755	2,016,579
4.10%, 02/06/37 (Call 08/06/36)	393	471,860
4.25%, 02/06/47 (Call 08/06/46)	312	386,016
4.50%, 02/06/57 (Call 08/06/56)	375	489,931
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	12,357	12,479,994
2.30%, 03/25/28 (Call 01/25/28)(a)	10,127	10,279,453
2.50%, 04/01/25 (Call 03/01/25)(a)	38,714	40,755,765
2.65%, 07/15/26 (Call 04/15/26)	34,537	36,369,488
2.80%, 04/01/27 (Call 02/01/27)(a)	25,398	26,934,747
2.88%, 03/25/31 (Call 12/25/30)	37,195	37,811,808
2.95%, 11/15/24 (Call 09/15/24)(a)	16,033	17,125,453
2.95%, 05/15/25 (Call 02/15/25)	27,714	29,622,067
2.95%, 04/01/30 (Call 01/01/30)(a)	26,046	26,963,205
3.25%, 11/15/27 (Call 08/15/27)(a)	28,575	31,011,662
3.40%, 07/08/24 (Call 04/08/24)(a)	8,522	9,194,892
3.60%, 04/01/40 (Call 10/01/39)	34,587	35,216,148
3.60%, 04/01/50 (Call 10/01/49)	41,400	40,655,421
3.65%, 03/25/41 (Call 09/25/40)	27,199	27,715,509
3.80%, 11/15/37 (Call 05/15/37)	19,775	20,994,406
3.85%, 07/15/36 (Call 01/15/36)	14,157	15,196,612
3.85%, 04/01/60 (Call 10/01/59)	38,553	38,562,045
3.90%, 05/15/35 (Call 11/15/34)(a)	14,520	15,788,893
3.95%, 03/25/51 (Call 09/25/50)	35,399	36,767,879
4.00%, 07/15/46 (Call 01/15/46)(a)	33,763	35,246,739
4.00%, 11/15/47 (Call 05/15/47)	25,387	26,544,091
4.10%, 03/25/61 (Call 09/25/60)	21,201	22,106,172
4.13%, 05/15/45 (Call 11/15/44)	21,763	23,101,934
4.30%, 07/08/34 (Call 01/08/34)(a)	19,838	22,393,779
4.38%, 05/15/55 (Call 11/15/54)(a)	14,301	15,736,747
4.50%, 07/08/44 (Call 01/08/44)	10,615	11,976,993
5.38%, 07/15/40(a)	23,916	29,760,731
6.13%, 07/08/39	14,977	20,089,832
6.50%, 04/15/38(a)	15,508	21,395,324

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	$11,831	$11,083,191
4.20%, 09/15/28 (Call 06/15/28)	9,035	10,310,726
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	16,025	17,996,069
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)(a)	14,755	16,355,203
4.50%, 05/15/25 (Call 04/15/25)(a)	8,637	9,649,271
4.70%, 05/15/30 (Call 02/15/30)(a)	6,957	8,097,277

		1,520,680,013

Telecommunications — 7.1%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	16,347	15,923,204
1.70%, 03/25/26 (Call 03/25/23)	4,247	4,265,597
2.25%, 02/01/32 (Call 11/01/31)(a)	27,821	26,346,022
2.30%, 06/01/27 (Call 04/01/27)	26,038	26,715,644
2.55%, 12/01/33 (Call 09/01/33)(a)(c)	56,019	53,404,621
2.75%, 06/01/31 (Call 03/01/31)(a)	33,069	33,017,690
3.10%, 02/01/43 (Call 08/01/42)	27,536	25,445,183
3.30%, 02/01/52 (Call 08/01/51)	22,729	20,634,675
3.40%, 05/15/25 (Call 02/15/25)(a)	12,792	13,938,222
3.50%, 06/01/41 (Call 12/01/40)(a)	27,610	27,099,367
3.50%, 09/15/53 (Call 03/15/53)(c)	75,914	69,849,830
3.50%, 02/01/61 (Call 08/01/60)(a)	14,374	13,003,679
3.55%, 09/15/55 (Call 03/15/55)(c)	80,431	73,944,103
3.65%, 06/01/51 (Call 12/01/50)	31,765	30,587,195
3.65%, 09/15/59 (Call 03/15/59)(c)	70,342	64,607,312
3.80%, 02/15/27 (Call 11/15/26)(a)	3,819	4,239,670
3.80%, 12/01/57 (Call 06/01/57)(c)	84,879	80,937,092
3.85%, 06/01/60 (Call 12/01/59)	16,503	15,826,575
4.10%, 02/15/28 (Call 11/15/27)(a)	3,823	4,293,005
4.13%, 02/17/26 (Call 11/17/25)(a)	2,685	3,024,207
4.25%, 03/01/27 (Call 12/01/26)(a)	3,081	3,487,156
4.30%, 02/15/30 (Call 11/15/29)	31,881	35,957,703
4.30%, 12/15/42 (Call 06/15/42)	13,877	15,161,570
4.35%, 03/01/29 (Call 12/01/28)	31,876	36,152,089
4.35%, 06/15/45 (Call 12/15/44)(a)	7,957	8,663,135
4.45%, 04/01/24 (Call 01/01/24)(a)	1,031	1,133,436
4.50%, 05/15/35 (Call 11/15/34)(a)	28,198	31,884,110
4.50%, 03/09/48 (Call 09/09/47)	17,511	19,192,611
4.55%, 03/09/49 (Call 09/09/48)(a)	8,589	9,446,205
4.75%, 05/15/46 (Call 11/15/45)(a)	28,261	32,434,296
4.85%, 03/01/39 (Call 09/01/38)	11,022	12,790,514
5.15%, 02/15/50 (Call 08/14/49)(a)	8,402	10,171,813
5.25%, 03/01/37 (Call 09/01/36)(a)	20,212	24,544,733
5.35%, 09/01/40(a)	7,057	8,700,618
5.65%, 02/15/47 (Call 08/15/46)	3,741	4,822,370
Bell Canada, 4.46%, 04/01/48 (Call 10/01/47)(a)	8,417	9,896,854
British Telecommunications PLC, 9.63%, 12/15/30(a)	32,317	50,445,887
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	15,396	16,574,609
2.95%, 02/28/26	14,352	15,648,195
5.50%, 01/15/40(a)	21,626	29,840,548
5.90%, 02/15/39	22,692	32,404,124
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)(a)	8,868	9,798,645
5.45%, 11/15/79 (Call 05/19/79)	10,410	13,322,958
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	40,806	60,788,641

Security	Par (000)	Value

Telecommunications (continued)
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	$11,332	$10,949,688
4.60%, 05/23/29 (Call 02/23/29)	8,750	10,057,890
Orange SA
5.38%, 01/13/42(a)	11,476	15,098,040
5.50%, 02/06/44 (Call 08/06/43)(a)	10,736	14,442,255
9.00%, 03/01/31(a)	31,284	48,886,690
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(a)	11,721	11,878,270
4.30%, 02/15/48 (Call 08/15/47)(a)	9,387	10,388,261
4.35%, 05/01/49 (Call 11/01/48)(a)	13,209	14,661,287
5.00%, 03/15/44 (Call 09/15/43)	12,564	15,115,517
Telefonica Emisiones SA
4.10%, 03/08/27(a)	19,733	22,175,888
4.67%, 03/06/38	8,447	9,585,912
4.90%, 03/06/48(a)	13,546	15,509,242
5.21%, 03/08/47	27,166	32,139,551
5.52%, 03/01/49 (Call 09/01/48)	13,490	16,738,867
7.05%, 06/20/36(a)	23,125	32,435,227
Telefonica Europe BV, 8.25%, 09/15/30(a)	17,451	24,968,479
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)(a)	8,011	9,495,301
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)(a)(c)	16,458	16,510,975
2.05%, 02/15/28 (Call 12/15/27)(a)(c)	16,845	16,730,358
2.25%, 11/15/31 (Call 08/15/31)(c)	15,126	14,481,577
2.55%, 02/15/31 (Call 11/15/30)(a)(c)	29,802	29,334,890
3.00%, 02/15/41 (Call 08/15/40)(a)(c)	27,552	25,744,280
3.30%, 02/15/51 (Call 08/15/50)(a)(c)	34,402	32,087,950
3.50%, 04/15/25 (Call 03/15/25)(c)	32,863	35,629,588
3.60%, 11/15/60 (Call 05/15/60)(c)	13,262	12,667,633
3.75%, 04/15/27 (Call 02/15/27)(c)	43,540	47,971,440
3.88%, 04/15/30 (Call 01/15/30)(c)	77,384	84,526,033
4.38%, 04/15/40 (Call 10/15/39)(c)	22,066	24,542,979
4.50%, 04/15/50 (Call 10/15/49)(a)(c)	29,057	32,755,224
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)(a)	21,202	20,924,267
1.45%, 03/20/26 (Call 02/20/26)	17,580	17,692,705
1.50%, 09/18/30 (Call 06/18/30)(a)	12,002	11,171,094
1.68%, 10/30/30 (Call 07/30/30)(c)	5,323	4,987,126
1.75%, 01/20/31 (Call 10/20/30)	27,503	25,840,391
2.10%, 03/22/28 (Call 01/22/28)	17,737	17,894,796
2.55%, 03/21/31 (Call 12/21/30)	48,526	48,615,890
2.63%, 08/15/26(a)	23,751	25,231,122
2.65%, 11/20/40 (Call 05/20/40)	23,912	22,144,817
2.88%, 11/20/50 (Call 05/20/50)(a)	30,896	28,032,475
2.99%, 10/30/56 (Call 04/30/56)(c)	43,498	38,911,027
3.00%, 03/22/27 (Call 01/22/27)	10,541	11,329,435
3.00%, 11/20/60 (Call 05/20/60)(a)	21,902	19,460,455
3.15%, 03/22/30 (Call 12/22/29)	17,055	18,064,845
3.38%, 02/15/25(a)	26,896	29,347,183
3.40%, 03/22/41 (Call 09/22/40)	43,444	44,482,186
3.50%, 11/01/24 (Call 08/01/24)(a)	17,619	19,131,686
3.55%, 03/22/51 (Call 09/22/50)	48,402	49,161,031
3.70%, 03/22/61 (Call 09/22/60)	40,230	40,632,678
3.85%, 11/01/42 (Call 05/01/42)	10,764	11,734,366
3.88%, 02/08/29 (Call 11/08/28)(a)	9,682	10,906,065
4.00%, 03/22/50 (Call 09/22/49)(a)	14,621	15,912,656
4.02%, 12/03/29 (Call 09/03/29)	40,279	45,549,922
4.13%, 03/16/27	35,216	40,092,539
4.13%, 08/15/46(a)	10,427	11,655,357

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.27%, 01/15/36(a)	$29,762	$34,304,744
4.33%, 09/21/28(a)	45,045	51,940,800
4.40%, 11/01/34 (Call 05/01/34)(a)	27,934	32,596,330
4.50%, 08/10/33	33,594	39,526,002
4.52%, 09/15/48	27,301	32,289,758
4.67%, 03/15/55	23,342	28,502,804
4.86%, 08/21/46	28,766	35,567,315
5.01%, 04/15/49	12,637	15,928,024
5.01%, 08/21/54(a)	10,338	13,237,988
5.25%, 03/16/37(a)	10,287	13,069,446
Vodafone Group PLC
4.13%, 05/30/25	18,393	20,583,158
4.25%, 09/17/50	16,364	18,205,074
4.38%, 05/30/28	34,389	39,552,625
4.38%, 02/19/43	16,080	18,188,104
4.88%, 06/19/49	20,131	24,317,034
5.00%, 05/30/38	11,663	14,237,234
5.25%, 05/30/48	35,849	45,285,095
6.15%, 02/27/37(a)	19,210	25,719,846

		2,919,832,500

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	10,828	11,843,594

Transportation — 1.3%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 (Call 03/15/51)	7,256	7,380,512
3.55%, 02/15/50 (Call 08/15/49)(a)	7,448	7,956,374
3.90%, 08/01/46 (Call 02/01/46)	8,009	8,913,067
4.05%, 06/15/48 (Call 12/15/47)(a)	8,636	9,839,822
4.13%, 06/15/47 (Call 12/15/46)	7,951	9,121,794
4.15%, 04/01/45 (Call 10/01/44)	10,836	12,479,977
4.15%, 12/15/48 (Call 06/15/48)	7,972	9,223,932
4.45%, 03/15/43 (Call 09/15/42)	4,203	5,055,316
4.55%, 09/01/44 (Call 03/01/44)	10,796	13,155,694
4.90%, 04/01/44 (Call 10/01/43)(a)	11,341	14,421,853
5.75%, 05/01/40 (Call 11/01/39)(a)	8,954	12,234,728
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/2115)(a)	7,830	11,692,090
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)(a)	10,079	10,975,516
3.80%, 03/01/28 (Call 12/01/27)(a)	8,814	9,812,715
3.80%, 11/01/46 (Call 05/01/46)	7,317	7,915,237
4.10%, 03/15/44 (Call 09/15/43)	9,150	10,270,374
4.25%, 03/15/29 (Call 12/15/28)(a)	10,748	12,326,153
4.30%, 03/01/48 (Call 09/01/47)(a)	9,982	11,510,154
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	9,500	9,417,899
3.10%, 08/05/29 (Call 05/05/29)(a)	10,614	11,289,664
3.25%, 04/01/26 (Call 01/01/26)	13,122	14,272,028
3.25%, 05/15/41 (Call 11/15/40)	8,535	8,461,712
4.05%, 02/15/48 (Call 08/15/47)	11,041	12,030,148
4.25%, 05/15/30 (Call 02/15/30)(a)	7,893	9,043,443
4.40%, 01/15/47 (Call 07/15/46)	7,813	8,913,590
4.55%, 04/01/46 (Call 10/01/45)	13,868	16,179,026
4.75%, 11/15/45 (Call 05/15/45)	12,090	14,471,266
4.95%, 10/17/48 (Call 04/17/48)(a)	10,221	12,527,523
5.10%, 01/15/44	9,033	11,156,046
5.25%, 05/15/50 (Call 11/15/49)(a)	13,057	16,902,284

Security	Par/ Shares (000)	Value

Transportation (continued)
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	$10,078	$9,640,082
3.16%, 05/15/55 (Call 11/15/54)	8,749	8,355,431
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)(a)	13,386	13,573,602
3.25%, 02/05/50 (Call 08/05/49)(a)	19,546	19,426,036
3.70%, 03/01/29 (Call 12/01/28)	6,185	6,872,319
3.75%, 02/05/70 (Call 08/05/69)	8,217	8,495,891
3.80%, 10/01/51 (Call 04/01/51)	11,134	12,027,324
3.84%, 03/20/60 (Call 09/20/59)(a)	21,262	22,915,663
3.95%, 09/10/28 (Call 06/10/28)(a)	7,565	8,596,852
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)(a)	8,683	9,559,927
3.40%, 03/15/29 (Call 12/15/28)	6,539	7,194,808
3.75%, 11/15/47 (Call 05/15/47)(a)	13,543	15,152,767
3.90%, 04/01/25 (Call 03/01/25)(a)	9,856	10,965,545
4.25%, 03/15/49 (Call 09/15/48)	8,476	10,184,053
4.45%, 04/01/30 (Call 01/01/30)(a)	8,346	9,873,330
5.30%, 04/01/50 (Call 10/01/49)(a)	14,369	19,964,990
6.20%, 01/15/38	17,437	24,998,215

		546,746,772

Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	11,103	12,078,591
6.59%, 10/15/37(a)	5,706	8,346,832

		20,425,423

Total Corporate Bonds & Notes — 98.1% (Cost: $41,321,557,858)		40,631,382,207

Short-Term Investments

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	2,124,675	2,125,737,585
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	403,844	403,844,000

		2,529,581,585

Total Short-Term Investments — 6.1% (Cost: $2,528,649,267)		2,529,581,585

Total Investments in Securities — 104.2% (Cost: $43,850,207,125)		43,160,963,792

Other Assets, Less Liabilities — (4.2)%		(1,755,657,748)

Net Assets — 100.0%		$41,405,306,044

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$40,631,382,207	$—	$40,631,382,207
Money Market Funds	2,529,581,585	—	—	2,529,581,585

	$2,529,581,585	$40,631,382,207	$—	$43,160,963,792

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2021

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$21,306,982,105	$40,631,382,207
Affiliated(c)	2,938,004,295	2,529,581,585
Cash	893,475	2,769,726
Receivables:
Investments sold	21,570,353	136,342,351
Securities lending income — Affiliated	600,074	296,100
Capital shares sold	87,613,801	3,231,093
Dividends	8,749	6,513
Interest	289,736,242	351,963,405

Total assets	24,645,409,094	43,655,572,980

LIABILITIES
Collateral on securities loaned, at value	2,825,804,917	2,124,347,953
Payables:
Investments purchased	220,322,368	117,721,571
Capital shares redeemed	906,003	3,468,105
Investment advisory fees	8,894,615	4,729,307

Total liabilities	3,055,927,903	2,250,266,936

NET ASSETS	$21,589,481,191	$41,405,306,044

NET ASSETS CONSIST OF:
Paid-in capital	$22,975,136,487	$41,706,710,279
Accumulated loss	(1,385,655,296)	(301,404,235)

NET ASSETS	$21,589,481,191	$41,405,306,044

Shares outstanding	247,200,000	316,300,000

Net asset value	$87.34	$130.91

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$2,727,790,401	$2,061,363,225
(b) Investments, at cost — Unaffiliated	$21,308,249,727	$41,321,557,859
(c) Investments, at cost — Affiliated	$2,937,329,992	$2,528,649,266

F I N A N C I A L S T A T E M E N T S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

SOFR	Secured Overnight Financing Rate

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1010-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

•	iShares Interest Rate Hedged Long-Term Corporate Bond ETF | IGBH | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	28.85%	45.98%
U.S. small cap equities (Russell 2000® Index)	48.06	74.91
International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88
Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Investment Objective

The iShares Interest Rate Hedged Long-Term Corporate Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares 10+ Year Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	8.88%	20.03%	4.63%	3.59%	20.03%	25.42%	22.62%
Fund Market	8.97	20.31	4.75	3.68	20.31	26.12	23.25
ICE Q70A Custom Index	9.52	20.76	4.57	3.52	20.76	25.04	22.10

The inception date of the Fund was 7/22/15. The first day of secondary market trading was 7/23/15.

The ICE Q70A Custom Index is an unmanaged index that consists of the ICE BofA 10+ Year US Corporate Index plus interest rate swaps that intend to hedge the interest rate exposure of the ICE BofA 10+ Year US Corporate Index.

On 3/1/2021 the Fund began referencing the 4pm pricing variant of the ICE BofA Q70A Custom Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA Q70A Custom Index. Historical index data from 8/1/2018 through 2/28/2021 is for the 3pm pricing variant of the ICE BofA Q70A Custom Index. Historical Index data prior to 8/1/2018 is for the Bloomberg Barclays Swaps-Hedged U.S. Long Credit Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$1,088.80	$ 0.52		$1,000.00	$1,024.30	$ 0.50		0.10%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	88.8%
Short-term Investments	2.8
Swaps, net cumulative appreciation	9.4
Other assets less liabilities	(1.0)

ALLOCATION BY CREDIT QUALITY (of the UNDERLYING FUND)

Credit Rating(a)	Percent of Total Investment(b)

Aaa	2.1%
Aa	9.6
A	36.7
Baa	48.0
Ba	2.1
Not Rated	1.5

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) April 30, 2021	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 88.8%
iShares 10+ Year Investment Grade Corporate Bond ETF(a)	9,511,555	$642,695,771

Total Investment Companies — 88.8% (Cost: $664,748,917)		642,695,771

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	20,350,000	20,350,000

Total Short-Term Investments — 2.8% (Cost: $20,350,000)		20,350,000

Total Investments in Securities — 91.6% (Cost: $685,098,917)		663,045,771

Other Assets, Less Liabilities — 8.4%		60,897,007

Net Assets — 100.0%		$723,942,778

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,756,597	$—		$(1,754,417	)(b)	$(2,355)	$175	$—	—	$5,531	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,950,000	15,400,000	(b)	—		—	—	20,350,000	20,350,000	1,872		—
iShares 10+ Year Investment Grade Corporate Bond ETF	504,973,068	198,957,754		(44,635,509)		(1,273,086)	(15,326,456)	642,695,771	9,511,555	8,802,659		—

						$(1,275,441)	$ (15,326,281)	$663,045,771		$8,810,062		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency
0.22%	Semi-annual	0.20%	Quarterly	N/A	09/21/21	$(85,100)	$(10,058)	$(672)	$(9,386)
0.23	Semi-annual	0.20	Quarterly	N/A	10/15/22	(12,900)	(804)	121	(925)
0.23	Semi-annual	0.20	Quarterly	N/A	10/19/22	(68,100)	(3,326)	1,431	(4,757)
0.32	Semi-annual	0.20	Quarterly	N/A	09/16/25	(10,600)	228,132	20,307	207,825
0.40	Semi-annual	0.20	Quarterly	N/A	10/19/25	(26,000)	510,674	362	510,312
0.48	Semi-annual	0.20	Quarterly	N/A	09/15/27	(26,975)	1,267,116	708,260	558,856
0.68	Semi-annual	0.20	Quarterly	N/A	09/22/30	(26,665)	2,214,876	177,254	2,037,622
0.78	Semi-annual	0.20	Quarterly	N/A	10/19/30	(80,700)	6,087,817	1,404	6,086,413

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency

1.01%	Semi-annual	0.20%	Quarterly	N/A	10/19/35	$(41,800)	$4,916,754	$622,293	$4,294,461
1.00	Semi-annual	0.20	Quarterly	N/A	10/19/35	(11,650)	1,376,468	126,339	1,250,129
1.32	Semi-annual	0.20	Quarterly	N/A	01/08/36	(65,146)	4,867,655	3,518,644	1,349,011
1.01	Semi-annual	0.20	Quarterly	N/A	09/15/40	(33,327)	5,651,922	1,212,018	4,439,904
1.11	Semi-annual	0.20	Quarterly	N/A	10/19/40	(82,630)	12,661,994	3,420,303	9,241,691
0.86	Semi-annual	0.20	Quarterly	N/A	03/30/45	(991)	234,364	40,499	193,865
1.05	Semi-annual	0.20	Quarterly	N/A	09/15/45	(45,000)	9,166,238	2,094,466	7,071,772
1.04	Semi-annual	0.20	Quarterly	N/A	09/16/45	(2,000)	409,536	45	409,491
1.16	Semi-annual	0.20	Quarterly	N/A	10/19/45	(62,000)	11,270,830	1,451	11,269,379
1.16	Semi-annual	0.20	Quarterly	N/A	10/19/45	(52,400)	9,488,670	1,227	9,487,443
0.87	Semi-annual	0.20	Quarterly	N/A	03/30/50	(4,669)	1,279,489	596,545	682,944
1.18	Semi-annual	0.20	Quarterly	N/A	10/19/50	(94,585)	19,017,410	10,099,772	8,917,638

							$90,635,757	$22,642,069	$67,993,688

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$22,642,741	$(672)	$68,008,756	$(15,068)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2021, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Interest Rate Contracts

Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$68,008,756

Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$15,068

(a)

Net cumulative appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts

Net Realized Gain (Loss) from:
Swaps	$(132,450)

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$58,828,266

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$709,681,067

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$642,695,771	$—	$—	$642,695,771
Money Market Funds	20,350,000	—	—	20,350,000

	$663,045,771	$—	$—	$663,045,771

Derivative financial instruments(a)
Assets
Swaps	$—	$68,008,756	$—	$68,008,756
Liabilities
Swaps	—	(15,068)	—	(15,068)

	$—	$67,993,688	$—	$67,993,688

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

April 30, 2021

iShares Interest Rate Hedged Long-Term Corporate Bond ETF

ASSETS
Investments in securities, at value:
Affiliated(a)	$663,045,771
Cash	1,898,945
Cash pledged:
Centrally cleared swaps	59,283,000
Receivables:
Securities lending income — Affiliated	799
Capital shares sold	1,144,519
Dividends	122

Total assets	725,373,156

LIABILITIES
Payables:
Variation margin on centrally cleared swaps	1,372,252
Investment advisory fees	58,126

Total liabilities	1,430,378

NET ASSETS	$723,942,778

NET ASSETS CONSIST OF:
Paid-in capital	$693,692,858
Accumulated earnings	30,249,920

NET ASSETS	$723,942,778

Shares outstanding	28,650,000

Net asset value	$25.27

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Affiliated	$685,098,917

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	9

Statement of Operations (unaudited)

Six Months Ended April 30, 2021

iShares Interest Rate Hedged Long-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$8,804,531
Securities lending income — Affiliated — net	5,531

Total investment income	8,810,062

EXPENSES
Investment advisory fees	1,105,413
Miscellaneous	173

Total expenses	1,105,586

Less:
Investment advisory fees waived	(789,581)

Total expenses after fees waived	316,005

Net investment income	8,494,057

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(1,275,441)
Swaps	(132,450)

Net realized loss	(1,407,891)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(15,326,281)
Swaps	58,828,266

Net change in unrealized appreciation (depreciation)	43,501,985

Net realized and unrealized gain	42,094,094

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,588,151

See notes to financial statements.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Interest Rate Hedged Long-Term Corporate Bond ETF

	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,494,057	$1,566,087
Net realized loss	(1,407,891)	(11,036,888)
Net change in unrealized appreciation (depreciation)	43,501,985	3,029,900

Net increase (decrease) in net assets resulting from operations	50,588,151	(6,440,901)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,744,308)	(1,410,311)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	122,383,921	506,008,011

NET ASSETS
Total increase in net assets	166,227,764	498,156,799
Beginning of period	557,715,014	59,558,215

End of period	$723,942,778	$557,715,014

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Financial Highlights

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Long-Term Corporate Bond ETF

	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$23.48		$24.31	$25.76	$25.98	$24.07	$24.08

Net investment income(a)	0.33		0.52	0.98	1.01	0.91	0.89
Net realized and unrealized gain (loss)(b)	1.73		(0.70)	(1.01)	(0.32)	1.78	(0.28)

Net increase (decrease) from investment operations	2.06		(0.18)	(0.03)	0.69	2.69	0.61

Distributions(c)
From net investment income		(0.27)	(0.65)	(0.96)	(0.91)	(0.76)	(0.60)
From net realized gain	—		—	(0.45)	—	—	—
Return of capital	—		—	(0.01)	—	(0.02)	(0.02)

Total distributions		(0.27)	(0.65)	(1.42)	(0.91)	(0.78)	(0.62)

Net asset value, end of period	$25.27		$23.48	$24.31	$25.76	$25.98	$24.07

Total Return
Based on net asset value	8.88	%(d)	(0.69)%	(0.03)%	2.66%	11.36%	2.49	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.35	%(g)	0.35%	0.35%	0.35%	0.35%	0.35%

Total expenses after fees waived(f)	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.69	%(g)	2.22%	3.98%	3.86%	3.62%	3.78%

Supplemental Data
Net assets, end of period (000)	$723,943		$557,715	$59,558	$57,954	$15,586	$8,423

Portfolio turnover rate(h)(i)	8	%(d)	18%	13%	5%	6%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)

The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total returns for the year ended October 31, 2016 was 2.62%.

(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Interest Rate Hedged Long-Term Corporate Bond	Diversified

Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedule of investments for the underlying fund are available on iShares.com and should be read in conjunction with the Fund’s financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (unaudited) (continued)

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the schedule of investments and cash deposited is shown as cash pledged for centrally cleared swaps on the statement of assets and liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the statement of assets and liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the statement of operations, including those at termination.

Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2022 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares 10+ Year Investment Grade Corporate Bond ETF (“IGLB”), after taking into account any fee waivers by IGLB, plus 0.10%.

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
Interest Rate Hedged Long-Term Corporate Bond	$789,581

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2021, the Fund paid BTC $2,108 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Interest Rate Hedged Long-Term Corporate Bond	$88,633,123	$44,635,509

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Interest Rate Hedged Long-Term Corporate Bond	$110,324,631	$—

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $15,938,789.

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Interest Rate Hedged Long-Term Corporate Bond	$685,192,608	$68,008,756	$(22,161,905)	$45,846,851

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20

iShares ETF	Shares	Amount	Shares	Amount

Interest Rate Hedged Long-Term Corporate Bond
Shares sold	4,900,000	$122,383,921	22,500,000	$531,323,133
Shares redeemed	—	—	(1,200,000)	(25,315,122)

Net increase	4,900,000	$122,383,921	21,300,000	$506,008,011

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Interest Rate Hedged Long-Term Corporate Bond ETF (the “Fund” or “ETF”), each a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Fund and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	19

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Interest Rate Hedged Long-Term Corporate Bond	$0.267075	$—	$—	$0.267075	100%	—%	—%	100%

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	21

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Financial Information

Schedule of Investments (Unaudited)

April 30, 2021

Statement of Assets and Liabilities (Unaudited)

April 30, 2021

iShares Trust

iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca

Schedule of Investments (unaudited) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)(a)	$690	$690,022
5.40%, 10/01/48 (Call 04/01/48)	310	393,419

		1,083,441

Aerospace & Defense — 2.2%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)(b)	485	589,065
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(a)(b)	1,015	947,041
5.80%, 10/11/41(b)	270	365,672
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	502	494,810
3.30%, 03/01/35 (Call 09/01/34)(a)	520	508,556
3.38%, 06/15/46 (Call 12/15/45)	205	189,166
3.50%, 03/01/39 (Call 09/01/38)	320	312,675
3.50%, 03/01/45 (Call 09/01/44)(a)	809	769,744
3.55%, 03/01/38 (Call 09/01/37)	280	278,532
3.60%, 05/01/34 (Call 02/01/34)(a)	950	967,346
3.65%, 03/01/47 (Call 09/01/46)	475	450,635
3.75%, 02/01/50 (Call 08/01/49)	955	929,532
3.83%, 03/01/59 (Call 09/01/58)	615	592,829
3.85%, 11/01/48 (Call 05/01/48)	510	508,787
3.90%, 05/01/49 (Call 11/01/48)	717	717,945
3.95%, 08/01/59 (Call 02/01/59)	990	960,113
5.71%, 05/01/40 (Call 11/01/39)	1,939	2,404,604
5.81%, 05/01/50 (Call 11/01/49)	3,390	4,352,274
5.88%, 02/15/40	225	280,710
5.93%, 05/01/60 (Call 11/01/59)	2,180	2,844,900
6.13%, 02/15/33	325	405,322
6.63%, 02/15/38	156	200,510
6.88%, 03/15/39	452	615,458
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/14/42)	280	303,677
4.25%, 04/01/40 (Call 10/01/39)	989	1,181,290
4.25%, 04/01/50 (Call 10/01/49)	785	961,401
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	460	563,284
5.05%, 04/27/45 (Call 10/27/44)(a)	440	556,295
6.15%, 12/15/40(a)	415	582,937
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	570	542,766
3.60%, 03/01/35 (Call 09/01/34)	759	854,401
3.80%, 03/01/45 (Call 09/01/44)	781	874,218
4.07%, 12/15/42	1,275	1,488,454
4.09%, 09/15/52 (Call 03/15/52)	1,329	1,582,351
4.50%, 05/15/36 (Call 11/15/35)	520	634,636
4.70%, 05/15/46 (Call 11/15/45)	1,387	1,769,050
5.72%, 06/01/40(a)	69	92,678
Series B, 6.15%, 09/01/36(a)	625	880,780
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)(a)	690	763,767
4.03%, 10/15/47 (Call 04/15/47)(a)	1,885	2,122,638
4.75%, 06/01/43	845	1,045,192
5.05%, 11/15/40	380	481,525
5.15%, 05/01/40 (Call 11/01/39)	543	690,140
5.25%, 05/01/50 (Call 11/01/49)	784	1,048,447
Raytheon Technologies Corp.
3.13%, 07/01/50 (Call 01/01/50)	1,010	982,235
3.75%, 11/01/46 (Call 05/01/46)	965	1,038,082

Security	Par (000)	Value

Aerospace & Defense (continued)
4.05%, 05/04/47 (Call 11/04/46)	$610	$684,128
4.15%, 05/15/45 (Call 11/16/44)	586	658,596
4.20%, 12/15/44 (Call 06/15/44)	100	108,024
4.35%, 04/15/47 (Call 10/15/46)	980	1,140,482
4.45%, 11/16/38 (Call 05/16/38)	220	258,941
4.50%, 06/01/42	3,085	3,699,605
4.63%, 11/16/48 (Call 05/16/48)(a)	1,551	1,892,349
4.70%, 12/15/41	225	272,808
4.80%, 12/15/43 (Call 06/15/43)	400	485,951
4.88%, 10/15/40	542	669,605
5.40%, 05/01/35	533	681,226
5.70%, 04/15/40	946	1,269,973
6.05%, 06/01/36(a)	502	686,245
6.13%, 07/15/38	965	1,338,238

		55,572,641

Agriculture — 1.4%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	1,195	1,124,163
3.40%, 02/04/41 (Call 08/04/40)	2,140	1,961,589
3.70%, 02/04/51 (Call 08/04/50)	1,069	958,990
3.88%, 09/16/46 (Call 03/16/46)	1,491	1,412,874
4.00%, 02/04/61 (Call 08/04/60)	720	662,662
4.25%, 08/09/42	750	759,491
4.45%, 05/06/50 (Call 11/06/49)	110	111,360
4.50%, 05/02/43	750	783,067
5.38%, 01/31/44	1,652	1,905,622
5.80%, 02/14/39 (Call 08/14/38)	1,291	1,562,015
5.95%, 02/14/49 (Call 08/14/48)	2,130	2,618,676
6.20%, 02/14/59 (Call 08/14/58)	122	152,027
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	540	617,007
4.02%, 04/16/43	289	338,437
4.50%, 03/15/49 (Call 09/15/48)(a)	347	443,513
4.54%, 03/26/42	31	38,666
5.38%, 09/15/35	180	238,599
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	857	800,081
3.98%, 09/25/50 (Call 03/25/50)(a)	965	889,792
4.39%, 08/15/37 (Call 02/15/37)	1,868	1,922,494
4.54%, 08/15/47 (Call 02/15/47)	1,828	1,800,459
4.76%, 09/06/49 (Call 03/06/49)	790	800,239
5.28%, 04/02/50 (Call 02/02/49)	395	428,831
Cargill Inc.
3.88%, 05/23/49 (Call 11/23/48)(b)	227	250,404
4.76%, 11/23/45(b)	150	189,329
Philip Morris International Inc.
3.88%, 08/21/42	846	898,900
4.13%, 03/04/43	814	896,869
4.25%, 11/10/44	1,060	1,192,291
4.38%, 11/15/41	749	854,213
4.50%, 03/20/42	685	786,879
4.88%, 11/15/43	684	823,528
6.38%, 05/16/38	1,087	1,518,015
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	723	845,657
5.85%, 08/15/45 (Call 02/12/45)	2,086	2,404,399
6.15%, 09/15/43	570	684,548
7.25%, 06/15/37	375	489,429

		34,165,115

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel — 0.2%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	$1,173	$1,245,536
3.38%, 11/01/46 (Call 05/01/46)	490	528,921
3.38%, 03/27/50 (Call 09/27/49)	1,150	1,228,905
3.63%, 05/01/43 (Call 11/01/42)(a)	490	542,057
3.88%, 11/01/45 (Call 05/01/45)	933	1,077,403
VF Corp.
6.00%, 10/15/33	84	106,688
6.45%, 11/01/37	10	13,390

		4,742,900

Auto Manufacturers — 0.4%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)(a)	979	894,668
4.88%, 10/01/43 (Call 04/01/43)(a)	402	515,146
General Motors Co.
5.00%, 04/01/35	499	585,798
5.15%, 04/01/38 (Call 10/01/37)	578	678,845
5.20%, 04/01/45	1,201	1,409,148
5.40%, 04/01/48 (Call 10/01/47)	71	85,778
5.95%, 04/01/49 (Call 10/01/48)(a)	842	1,088,605
6.25%, 10/02/43	1,409	1,852,908
6.60%, 04/01/36 (Call 10/01/35)	1,079	1,439,469
6.75%, 04/01/46 (Call 10/01/45)	800	1,102,120

		9,652,485

Auto Parts & Equipment — 0.0%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	125	137,080
5.40%, 03/15/49 (Call 09/15/48)(a)	316	401,945
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	265	286,208
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)(a)	305	359,807

		1,185,040

Banks — 8.1%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40)(c)	4,330	4,068,023
2.83%, 10/24/51 (Call 10/24/50)(a)(c)	900	828,214
3.31%, 04/22/42 (Call 04/22/41)(c)	500	510,144
3.48%, 03/13/52 (Call 03/11/51)(c)	1,755	1,798,650
3.95%, 01/23/49 (Call 01/23/48)(c)	1,169	1,289,510
4.08%, 04/23/40 (Call 04/23/39)(c)	1,557	1,756,350
4.08%, 03/20/51 (Call 03/20/50)(c)	4,618	5,184,736
4.24%, 04/24/38 (Call 04/24/37)(c)	1,874	2,167,000
4.33%, 03/15/50 (Call 03/15/49)(c)	2,354	2,728,814
4.44%, 01/20/48 (Call 01/20/47)(c)	1,674	1,963,751
4.88%, 04/01/44	431	531,425
5.00%, 01/21/44	1,716	2,182,047
5.88%, 02/07/42	1,085	1,499,773
6.11%, 01/29/37	1,729	2,321,534
7.75%, 05/14/38	1,440	2,225,214
Series L, 4.75%, 04/21/45	498	600,917
Bank of America N.A., 6.00%, 10/15/36	1,005	1,400,721
Barclays PLC
3.81%, 03/10/42 (Call 03/10/41)(c)	165	165,061
4.95%, 01/10/47	1,440	1,759,779
5.25%, 08/17/45	1,285	1,621,258
BNP Paribas SA
2.82%, 01/26/41(b)	790	726,367
7.20%, (Call 06/25/37)(a)(b)(c)(d)	1,045	1,107,700
Citigroup Inc.
3.88%, 01/24/39 (Call 01/22/38)(c)	1,150	1,263,490

Security	Par (000)	Value

Banks (continued)
4.28%, 04/24/48 (Call 04/24/47)(c)	$1,333	$1,573,630
4.65%, 07/30/45(a)	385	470,346
4.65%, 07/23/48 (Call 06/23/48)	1,958	2,429,016
4.75%, 05/18/46	1,464	1,776,465
5.30%, 05/06/44	144	185,193
5.32%, 03/26/41 (Call 03/26/40)(c)	1,181	1,535,228
5.88%, 02/22/33	475	607,360
5.88%, 01/30/42	1,282	1,776,699
6.00%, 10/31/33	289	375,445
6.13%, 08/25/36	647	869,582
6.63%, 06/15/32	1,389	1,854,175
6.68%, 09/13/43	955	1,416,749
6.88%, 03/05/38(a)	110	155,070
6.88%, 02/15/98	72	113,054
8.13%, 07/15/39	1,705	2,853,274
Citizens Financial Group Inc., 2.64%, 09/30/32
(Call 07/02/32)(b)	582	573,205
Commonwealth Bank of Australia
3.31%, 03/11/41(a)(b)	390	383,599
3.74%, 09/12/39(a)(b)	1,520	1,603,369
3.90%, 07/12/47(b)	1,528	1,738,327
4.32%, 01/10/48(a)(b)	960	1,082,093
Cooperatieve Rabobank U.A.
5.25%, 05/24/41	1,450	1,917,300
5.25%, 08/04/45	926	1,198,482
5.75%, 12/01/43	1,085	1,465,516
Cooperatieve Rabobank UA, 5.80%, 09/30/2110(b)	65	89,601
Credit Agricole SA, 2.81%, 01/11/41(b)	1,355	1,235,261
Credit Suisse Group AG, 4.88%, 05/15/45	1,727	2,071,188
Fifth Third Bancorp., 8.25%, 03/01/38	886	1,464,195
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)(a)	425	507,514
4.63%, 02/13/47 (Call 08/13/46)	445	545,619
Goldman Sachs Group Inc. (The)
3.21%, 04/22/42 (Call 04/22/41)(c)	200	201,900
4.02%, 10/31/38 (Call 10/31/37)(c)	2,354	2,660,794
4.41%, 04/23/39 (Call 04/23/38)(c)	1,454	1,710,050
4.75%, 10/21/45 (Call 04/21/45)	1,737	2,174,728
4.80%, 07/08/44 (Call 01/08/44)	1,525	1,903,656
5.15%, 05/22/45	1,729	2,222,622
6.13%, 02/15/33	840	1,127,994
6.25%, 02/01/41	2,309	3,297,145
6.45%, 05/01/36	470	644,185
6.75%, 10/01/37	4,703	6,665,098
HBOS PLC, 6.00%, 11/01/33(b)	185	240,145
HSBC Bank USA N.A., 7.00%, 01/15/39	630	940,422
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35	325	410,303
HSBC Holdings PLC
5.25%, 03/14/44	1,200	1,487,666
6.10%, 01/14/42	733	1,033,875
6.50%, 05/02/36	1,625	2,175,179
6.50%, 09/15/37	2,120	2,869,970
6.80%, 06/01/38	1,330	1,863,279
7.63%, 05/17/32	603	840,739
HSBC USA Inc., 7.20%, 07/15/97	255	421,849
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40)(c)	593	541,448
3.11%, 04/22/41 (Call 04/22/40)(c)	1,505	1,501,300
3.11%, 04/22/51 (Call 04/22/50)(c)	2,136	2,076,073
3.16%, 04/22/42 (Call 04/22/41)(c)	300	300,486

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.33%, 04/22/52 (Call 04/22/51)(c)	$2,000	$2,000,376
3.88%, 07/24/38 (Call 07/24/37)(c)	2,604	2,888,406
3.90%, 01/23/49 (Call 01/23/48)(c)	1,790	1,968,966
3.96%, 11/15/48 (Call 11/15/47)(c)	2,941	3,271,009
4.03%, 07/24/48 (Call 07/24/47)(c)	1,335	1,492,434
4.26%, 02/22/48 (Call 02/22/47)(c)	1,990	2,302,776
4.85%, 02/01/44	955	1,206,856
4.95%, 06/01/45	1,118	1,407,644
5.40%, 01/06/42(a)	1,105	1,462,455
5.50%, 10/15/40	1,402	1,847,383
5.60%, 07/15/41	1,690	2,289,358
5.63%, 08/16/43	1,103	1,484,768
6.40%, 05/15/38	1,721	2,449,192
Lloyds Banking Group PLC
4.34%, 01/09/48	1,115	1,237,066
5.30%, 12/01/45	945	1,194,368
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	1,465	1,605,977
4.15%, 03/07/39	25	28,603
4.29%, 07/26/38	455	528,119
Mizuho Financial Group Inc., 2.17%, 05/22/32
(Call 05/22/31)(a)(c)	840	812,093
Morgan Stanley
2.80%, 01/25/52 (Call 07/25/51)(c)	2,748	2,541,454
3.22%, 04/22/42 (Call 04/22/41)(c)	155	157,060
3.97%, 07/22/38 (Call 07/22/37)(c)	1,582	1,798,042
4.30%, 01/27/45	2,215	2,612,905
4.38%, 01/22/47	1,850	2,228,786
4.46%, 04/22/39 (Call 04/22/38)(c)	394	468,254
5.60%, 03/24/51 (Call 03/24/50)(c)	1,715	2,402,572
6.38%, 07/24/42	1,789	2,660,141
7.25%, 04/01/32	863	1,233,317
National Australia Bank Ltd., 2.65%, 01/14/41(a)(b)	815	731,010
Natwest Group PLC, 3.03%, 11/28/35 (Call 08/28/30)(a)(c)	810	789,831
Regions Bank/Birmingham AL, 6.45%, 06/26/37	410	562,514
Regions Financial Corp., 7.38%, 12/10/37(a)	350	519,524
Santander UK Group Holdings PLC, 5.63%, 09/15/45(a)(b)	305	384,415
Societe Generale SA
3.63%, 03/01/41(b)	475	459,757
5.63%, 11/24/45(a)(b)	300	369,707
Standard Chartered PLC
3.27%, 02/18/36 (Call 11/18/30)(b)(c)	1,020	1,007,439
5.30%, 01/09/43(b)	665	788,331
5.70%, 03/26/44(b)	1,510	1,891,737
Sumitomo Mitsui Financial Group Inc., 2.30%, 01/12/41	710	642,513
UBS AG/London, 4.50%, 06/26/48(a)(b)	720	895,728
Wachovia Corp.
5.50%, 08/01/35	975	1,229,243
6.55%, 10/15/35	260	347,654
7.50%, 04/15/35	250	360,235
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/29/40)(c)	1,819	1,796,129
3.90%, 05/01/45	1,987	2,219,443
4.40%, 06/14/46	1,856	2,108,128
4.65%, 11/04/44	1,543	1,802,576
4.75%, 12/07/46	1,495	1,785,078
4.90%, 11/17/45	1,765	2,154,219
5.01%, 04/04/51 (Call 04/04/50)(c)	4,655	6,044,163
5.38%, 02/07/35	285	373,110
5.38%, 11/02/43	1,547	1,964,454

Security	Par (000)	Value

Banks (continued)
5.61%, 01/15/44	$2,212	$2,885,455
Wells Fargo Bank N.A.
5.85%, 02/01/37(a)	775	1,035,387
5.95%, 08/26/36	970	1,291,283
6.60%, 01/15/38	1,245	1,784,481
Westpac Banking Corp.
2.96%, 11/16/40	495	465,761
4.42%, 07/24/39	953	1,089,107

		200,236,731

Beverages — 3.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	4,930	5,835,951
4.90%, 02/01/46 (Call 08/01/45)	6,700	8,004,463
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	1,013	1,093,938
4.63%, 02/01/44	1,082	1,251,076
4.70%, 02/01/36 (Call 08/01/35)(a)	933	1,108,820
4.90%, 02/01/46 (Call 08/01/45)	1,479	1,751,258
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	1,025	1,069,175
4.35%, 06/01/40 (Call 12/01/39)	777	879,303
4.38%, 04/15/38 (Call 10/15/37)(a)	1,545	1,758,460
4.44%, 10/06/48 (Call 04/06/48)	1,526	1,726,008
4.50%, 06/01/50 (Call 12/01/49)(a)	1,925	2,206,929
4.60%, 04/15/48 (Call 10/15/47)	2,243	2,586,747
4.60%, 06/01/60 (Call 12/01/59)	1,010	1,163,010
4.75%, 04/15/58 (Call 10/15/57)	1,545	1,810,535
4.95%, 01/15/42	1,461	1,765,630
5.45%, 01/23/39 (Call 07/23/38)	1,985	2,506,942
5.55%, 01/23/49 (Call 07/23/48)	3,480	4,499,370
5.80%, 01/23/59 (Call 07/23/58)	917	1,252,227
5.88%, 06/15/35(a)	130	167,582
6.63%, 08/15/33	80	108,619
8.00%, 11/15/39	455	721,623
8.20%, 01/15/39	912	1,461,800
Bacardi Ltd.
5.15%, 05/15/38 (Call 11/15/37)(b)	375	450,257
5.30%, 05/15/48 (Call 11/15/47)(b)	810	1,009,112
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)(a)	305	348,585
4.50%, 07/15/45 (Call 01/15/45)	693	863,090
Coca-Cola Co. (The)
2.50%, 06/01/40	1,570	1,490,192
2.50%, 03/15/51 (Call 09/15/50)	1,025	914,520
2.60%, 06/01/50	1,123	1,023,912
2.75%, 06/01/60(a)	881	817,631
2.88%, 05/05/41	500	497,648
3.00%, 03/05/51	450	439,609
4.20%, 03/25/50	867	1,035,025
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(a)	261	242,378
5.25%, 11/26/43	206	262,910
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	892	941,707
4.10%, 02/15/48 (Call 08/15/47)(a)	495	548,049
4.50%, 05/09/47 (Call 11/09/46)	320	371,954
5.25%, 11/15/48 (Call 05/15/48)	443	568,207
Diageo Capital PLC
2.13%, 04/29/32 (Call 01/29/32)	1,193	1,164,410

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.88%, 04/29/43 (Call 10/29/42)(a)	$942	$1,073,632
5.88%, 09/30/36	901	1,264,078
Diageo Investment Corp.
4.25%, 05/11/42	95	113,615
7.45%, 04/15/35	125	193,925
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	2,310	2,329,219
4.38%, 05/10/43	245	284,129
Heineken NV
4.00%, 10/01/42(b)	693	779,564
4.35%, 03/29/47 (Call 09/29/46)(b)	95	113,479
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	610	608,904
3.80%, 05/01/50 (Call 11/01/49)	617	658,333
4.42%, 12/15/46 (Call 06/15/46)	358	413,478
4.50%, 11/15/45 (Call 05/15/45)	605	706,927
4.99%, 05/25/38 (Call 11/25/37)	520	643,683
5.09%, 05/25/48 (Call 11/25/47)	580	737,287
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	1,867	1,982,596
5.00%, 05/01/42	985	1,160,191
PepsiCo Inc.
2.88%, 10/15/49 (Call 04/15/49)	1,020	994,610
3.38%, 07/29/49 (Call 01/29/49)	1,053	1,109,341
3.45%, 10/06/46 (Call 04/06/46)	1,385	1,475,394
3.50%, 03/19/40 (Call 09/19/39)	555	609,374
3.60%, 08/13/42	540	601,851
3.63%, 03/19/50 (Call 09/19/49)	1,399	1,545,298
3.88%, 03/19/60 (Call 09/19/59)	790	912,185
4.00%, 03/05/42	642	751,296
4.25%, 10/22/44 (Call 04/22/44)(a)	581	693,805
4.45%, 04/14/46 (Call 10/14/45)	1,529	1,878,757
4.60%, 07/17/45 (Call 01/17/45)	385	487,435
Pernod Ricard International Finance LLC, 2.75%, 10/01/50 (Call 04/01/50)(b)	715	646,528
Pernod Ricard SA, 5.50%, 01/15/42(b)	680	905,924

		83,393,500

Biotechnology — 1.4%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)(a)(b)	1,194	1,043,168
3.15%, 02/21/40 (Call 08/21/39)	3,050	3,057,176
3.38%, 02/21/50 (Call 08/21/49)	2,135	2,120,156
4.40%, 05/01/45 (Call 11/01/44)	1,948	2,258,893
4.56%, 06/15/48 (Call 12/15/47)	920	1,098,166
4.66%, 06/15/51 (Call 12/15/50)	3,339	4,053,578
4.95%, 10/01/41	517	643,490
5.15%, 11/15/41 (Call 05/15/41)	872	1,115,820
6.40%, 02/01/39(a)	100	138,074
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)(a)	354	452,161
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	1,015	925,891
3.25%, 02/15/51 (Call 08/15/50)(b)	867	815,327
5.20%, 09/15/45 (Call 03/15/45)(a)	380	488,348
Gilead Sciences Inc.
2.60%, 10/01/40 (Call 04/01/40)	1,144	1,046,526
2.80%, 10/01/50 (Call 04/01/50)	1,391	1,250,864
4.00%, 09/01/36 (Call 03/01/36)	925	1,031,145
4.15%, 03/01/47 (Call 09/01/46)	1,250	1,391,485
4.50%, 02/01/45 (Call 08/01/44)	1,468	1,705,909
4.60%, 09/01/35 (Call 03/01/35)	1,260	1,494,757

Security	Par (000)	Value

Biotechnology (continued)
4.75%, 03/01/46 (Call 09/01/45)	$1,564	$1,879,777
4.80%, 04/01/44 (Call 10/01/43)	1,605	1,932,661
5.65%, 12/01/41 (Call 06/01/41)(a)	1,031	1,375,892
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	862	749,873
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)(a)(b)	1,225	1,185,479
3.55%, 09/02/50 (Call 03/02/50)(b)	721	682,599

		33,937,215

Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	1,424	1,436,823
3.58%, 04/05/50 (Call 10/05/49)	1,781	1,791,136
CRH America Finance Inc.
4.40%, 05/09/47 (Call 11/09/46)(a)(b)	200	231,339
4.50%, 04/04/48 (Call 10/04/47)(a)(b)	866	1,024,376
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(b)	200	283,455
6.88%, 09/29/39(a)(b)	100	141,884
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)(a)	438	521,570
4.63%, 07/02/44 (Call 01/02/44)	512	614,863
4.95%, 07/02/64 (Call 01/02/64)(e)	190	239,670
5.13%, 09/14/45 (Call 03/14/45)	248	314,641
6.00%, 01/15/36	175	235,235
Lafarge SA, 7.13%, 07/15/36	100	144,296
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	429	488,615
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	550	524,347
4.50%, 05/15/47 (Call 11/15/46)	576	672,477
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)(a)	591	661,542
4.40%, 01/30/48 (Call 07/30/47)	484	547,389
7.00%, 12/01/36	244	337,812
Votorantim Cimentos International SA, 7.25%,
04/05/41(a)(b)	400	522,004
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)(a)	219	255,339
4.70%, 03/01/48 (Call 09/01/47)(a)	1,046	1,254,204

		12,243,017

Chemicals — 1.7%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(b)	180	195,300
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	1,213	1,182,970
2.80%, 05/15/50 (Call 11/15/49)	1,136	1,071,869
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)(a)	438	521,853
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)(a)	1,061	1,082,555
4.25%, 10/01/34 (Call 04/01/34)	588	665,224
4.38%, 11/15/42 (Call 05/15/42)	808	929,273
4.63%, 10/01/44 (Call 04/01/44)	837	984,734
4.80%, 05/15/49 (Call 11/15/48)	800	980,850
5.25%, 11/15/41 (Call 05/15/41)	126	158,862
5.55%, 11/30/48 (Call 05/30/48)	820	1,100,521
9.40%, 05/15/39	786	1,341,567
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	1,677	2,124,950
5.42%, 11/15/48 (Call 05/15/48)	1,890	2,493,640

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	$995	$1,179,314
4.80%, 09/01/42 (Call 03/01/42)(a)	543	650,521
Ecolab Inc.
2.13%, 08/15/50 (Call 02/15/50)(a)	635	528,504
3.70%, 11/01/46 (Call 05/01/46)	275	294,417
3.95%, 12/01/47 (Call 06/01/47)	595	687,060
5.50%, 12/08/41	328	439,220
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)(a)	657	765,060
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	510	581,080
5.00%, 09/26/48 (Call 03/26/48)	743	930,668
Linde Inc./CT
2.00%, 08/10/50 (Call 02/10/50)	534	440,352
3.55%, 11/07/42 (Call 05/07/42)	725	803,327
Lubrizol Corp. (The), 6.50%, 10/01/34	290	416,761
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	932	1,109,288
5.25%, 07/15/43	808	1,000,301
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	355	357,120
3.63%, 04/01/51 (Call 04/01/50)	680	679,890
3.80%, 10/01/60 (Call 04/01/60)	666	653,691
4.20%, 10/15/49 (Call 04/15/49)	895	975,271
4.20%, 05/01/50 (Call 11/01/49)	695	759,601
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	758	869,195
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	230	262,039
5.45%, 11/15/33 (Call 05/15/33)	393	485,914
5.63%, 11/15/43 (Call 05/15/43)(a)	45	57,692
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	866	960,607
4.13%, 03/15/35 (Call 09/15/34)	113	126,086
4.90%, 06/01/43 (Call 12/01/42)	45	54,419
5.00%, 04/01/49 (Call 10/01/48)	808	1,025,116
5.25%, 01/15/45 (Call 07/15/44)	229	291,407
5.63%, 12/01/40	495	645,930
5.88%, 12/01/36(a)	291	386,938
6.13%, 01/15/41 (Call 07/15/40)	800	1,095,518
7.13%, 05/23/36	153	219,314
Nutrition & Biosciences Inc.
3.27%, 11/15/40 (Call 05/15/40)(b)	1,276	1,262,310
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	851	837,293
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(b)	670	786,614
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	560	582,371
5.25%, 06/01/45 (Call 12/01/44)	64	75,712
Sherwin-Williams Co. (The)
3.30%, 05/15/50 (Call 11/15/49)	550	550,684
3.80%, 08/15/49 (Call 02/15/49)	917	991,209
4.00%, 12/15/42 (Call 06/15/42)	550	610,069
4.50%, 06/01/47 (Call 12/01/46)	997	1,187,987
4.55%, 08/01/45 (Call 02/01/45)	120	141,517
Sociedad Quimica y Minera de Chile SA, 4.25%, 01/22/50 (Call 07/22/49)(b)	400	429,500
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)(a)	475	527,778
5.00%, 08/15/46 (Call 02/15/46)(a)	625	751,925

		43,300,758

Security	Par (000)	Value

Commercial Services — 1.3%
American University (The), Series 2019, 3.67%, 04/01/49	$365	$401,450
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)(a)	25	25,616
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	390	415,545
4.32%, 08/01/45	73	91,329
4.70%, 11/01/2111	225	306,314
Cintas Corp. No. 2, 6.15%, 08/15/36	50	67,830
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	400	545,594
DP World PLC
4.70%, 09/30/49 (Call 03/30/49)(a)(b)	370	398,860
5.63%, 09/25/48(b)	1,442	1,747,992
6.85%, 07/02/37(a)(b)	1,065	1,413,787
Duke University
3.20%, 10/01/38	100	108,007
3.30%, 10/01/46(a)	80	84,673
Series 2020, 2.68%, 10/01/44	627	625,727
Series 2020, 2.76%, 10/01/50(a)	130	128,458
Series 2020, 2.83%, 10/01/55(a)	265	262,050
Emory University, Series 2020, 2.97%, 09/01/50
(Call 03/01/50)(a)	30	30,113
Equifax Inc., 7.00%, 07/01/37	100	136,800
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)(b)	100	112,634
4.50%, 02/15/45 (Call 08/15/44)(a)(b)	150	175,545
5.63%, 03/15/42(b)	411	541,142
6.70%, 06/01/34(b)	205	283,990
7.00%, 10/15/37(b)	1,691	2,474,139
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(a)	120	110,764
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)(a)	478	449,551
George Washington University (The)
4.87%, 09/15/45(a)	75	98,608
Series 2014, 4.30%, 09/15/44	57	68,440
Series 2016, 3.55%, 09/15/46	50	52,979
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	1,027	1,215,339
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	233	217,107
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	150	213,855
Series B, 4.32%, 04/01/49 (Call 10/01/48)	220	263,986
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	573	636,404
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	68	83,221
Series A, 2.81%, 01/01/60 (Call 07/01/59)	25	24,089
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	185	172,704
3.65%, 05/01/48 (Call 11/01/47)	592	688,127
Massachusetts Institute of Technology
3.89%, 07/01/2116	455	522,908
3.96%, 07/01/38(a)	59	70,058
4.68%, 07/01/2114	410	562,170
5.60%, 07/01/2111	457	741,608
Series F, 2.99%, 07/01/50 (Call 01/01/50)(a)	405	423,618
Series G, 2.29%, 07/01/51 (Call 01/01/51)	100	90,445
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	500	409,119
3.25%, 05/20/50 (Call 11/20/49)	190	186,900
4.88%, 12/17/48 (Call 06/17/48)	174	219,804
5.25%, 07/15/44	795	1,037,591

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Northeastern University, Series 2020, 2.89%, 10/01/50	$260	$252,444
Northwestern University
3.69%, 12/01/38	50	55,852
4.64%, 12/01/44(a)	430	558,011
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)(a)	105	122,691
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)(a)	10	9,746
Novant Health Inc., 4.37%, 11/01/43(a)	350	431,902
PayPal Holdings Inc., 3.25%, 06/01/50 (Call 12/01/49)	1,126	1,134,801
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)(a)	111	106,187
3.15%, 07/15/46 (Call 01/15/46)(a)	646	693,895
3.30%, 07/15/56 (Call 01/15/56)	310	341,900
3.62%, 10/01/37	654	743,617
4.88%, 10/15/40	200	266,781
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	35	33,604
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)(a)	1,004	826,069
3.25%, 12/01/49 (Call 06/01/49)(a)	890	929,935
Trustees of Boston College, 3.13%, 07/01/52(a)	580	585,974
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	360	429,662
Trustees of Dartmouth College, 3.47%, 06/01/46	210	229,398
Trustees of Princeton University (The) 5.70%, 03/01/39	327	465,432
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	50	47,761
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	60	62,829
4.67%, 09/01/2112	25	32,305
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)(a)	125	115,134
Tufts University, Series 2012, 5.02%, 04/15/2112	160	229,571
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	60	71,136
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	50	48,912
Series C, 2.55%, 04/01/50 (Call 10/01/49)	520	481,282
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	199	221,822
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	442	495,952
University of Southern California
5.25%, 10/01/2111	385	561,380
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)(a)	235	276,539
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)(a)	445	453,542
5.50%, 06/15/45 (Call 12/15/44)(a)	234	305,543
Wesleyan University, 4.78%, 07/01/2116(a)	261	325,343
William Marsh Rice University
3.57%, 05/15/45	381	431,620
3.77%, 05/15/55	155	185,568
Yale University, Series 2020, 2.40%, 04/15/50
(Call 10/15/49)	428	399,914

		31,901,044

Computers — 1.9%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	480	451,381
2.40%, 08/20/50 (Call 06/20/50)(a)	1,225	1,094,288
2.55%, 08/20/60 (Call 02/20/60)	1,773	1,559,563
2.65%, 05/11/50 (Call 11/11/49)	2,060	1,912,554
2.65%, 02/08/51 (Call 08/08/50)	2,315	2,148,825
2.80%, 02/08/61 (Call 02/08/60)	1,255	1,151,206
2.95%, 09/11/49 (Call 03/11/49)	1,341	1,322,044

Security	Par (000)	Value

Computers (continued)
3.45%, 02/09/45	$1,779	$1,912,756
3.75%, 09/12/47 (Call 03/12/47)	700	786,609
3.75%, 11/13/47 (Call 05/13/47)	1,185	1,341,941
3.85%, 05/04/43	2,667	3,064,100
3.85%, 08/04/46 (Call 02/04/46)	1,830	2,101,021
4.25%, 02/09/47 (Call 08/09/46)	930	1,127,332
4.38%, 05/13/45	1,850	2,267,678
4.45%, 05/06/44	1,140	1,421,217
4.50%, 02/23/36 (Call 08/23/35)(a)	1,452	1,798,812
4.65%, 02/23/46 (Call 08/23/45)	2,987	3,815,317
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(b)	1,598	2,364,220
8.35%, 07/15/46 (Call 01/15/46)(b)	1,594	2,498,092
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)(a)	839	1,114,782
6.35%, 10/15/45 (Call 04/15/45)	1,136	1,503,076
HP Inc., 6.00%, 09/15/41	949	1,242,960
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	1,280	1,246,702
2.95%, 05/15/50 (Call 11/15/49)	365	345,699
4.00%, 06/20/42	1,150	1,311,738
4.15%, 05/15/39	1,428	1,652,412
4.25%, 05/15/49	2,685	3,149,498
4.70%, 02/19/46(a)	420	524,119
5.60%, 11/30/39(a)	685	917,295
5.88%, 11/29/32	596	810,898
7.13%, 12/01/96(a)	67	109,620

		48,067,755

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	665	772,619
4.00%, 08/15/45	625	752,923
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	931	956,821
3.70%, 08/15/42	290	315,413
4.15%, 03/15/47 (Call 09/15/46)	291	345,759
4.38%, 06/15/45 (Call 12/15/44)	550	654,985
6.00%, 05/15/37(a)	105	145,294
Procter & Gamble Co. (The)
3.50%, 10/25/47	100	113,597
3.55%, 03/25/40	407	457,684
3.60%, 03/25/50	460	532,790
5.50%, 02/01/34	25	33,441
5.55%, 03/05/37	75	105,759
Unilever Capital Corp., 5.90%, 11/15/32	1,282	1,744,404

		6,931,489

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	345	371,500
4.20%, 05/15/47 (Call 11/15/46)	150	174,070
4.60%, 06/15/45 (Call 12/15/44)	988	1,227,827

		1,773,397

Diversified Financial Services — 1.8%
Ally Financial Inc.
8.00%, 11/01/31(a)	1,897	2,668,046
8.00%, 11/01/31	158	217,324
American Express Co., 4.05%, 12/03/42	1,017	1,168,499
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(b)	598	555,820

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.50%, 09/10/49 (Call 03/10/49)(a)(b)	$450	$470,032
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	465	527,544
4.45%, 07/15/45(b)	225	267,896
5.00%, 06/15/44(b)	221	279,249
6.25%, 08/15/42(b)	175	243,450
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)(a)	462	453,392
4.70%, 09/20/47 (Call 03/20/47)	970	1,139,939
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	25	24,489
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)(a)	756	933,259
5.30%, 09/15/43 (Call 03/15/43)	702	971,248
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	600	847,754
FMR LLC
5.15%, 02/01/43(a)(b)	325	414,910
6.45%, 11/15/39(b)	340	479,948
6.50%, 12/14/40(b)	500	718,679
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)(b)	1,210	1,406,445
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	8,242	9,482,372
Invesco Finance PLC, 5.38%, 11/30/43	461	582,381
Jefferies Financial Group Inc., 6.63%, 10/23/43 (Call 07/23/43)	338	450,031
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)	59	58,278
6.25%, 01/15/36	580	762,099
6.50%, 01/20/43	399	540,104
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	560	724,643
Legg Mason Inc., 5.63%, 01/15/44(a)	615	832,928
LSEGA Financing PLC, 3.20%, 04/06/41 (Call 10/06/40)(b)	1,025	1,033,727
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)	470	465,669
3.65%, 06/01/49 (Call 12/01/48)	863	962,683
3.80%, 11/21/46 (Call 05/21/46)	625	708,398
3.85%, 03/26/50 (Call 09/26/49)	1,309	1,497,948
3.95%, 02/26/48 (Call 08/26/47)(a)	597	693,449
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	620	559,730
3.25%, 04/28/50 (Call 10/28/49)	566	543,657
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(a)(b)	100	109,328
Raymond James Financial Inc., 4.95%, 07/15/46(a)	621	783,480
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(a)	2,018	1,678,796
2.70%, 04/15/40 (Call 10/15/39)	1,307	1,297,507
3.65%, 09/15/47 (Call 03/15/47)	517	579,985
4.15%, 12/14/35 (Call 06/14/35)	1,731	2,076,005
4.30%, 12/14/45 (Call 06/14/45)	2,430	2,990,487
Western Union Co. (The)
6.20%, 11/17/36	646	803,783
6.20%, 06/21/40	165	203,080

		44,208,471

Electric — 11.8%
Abu Dhabi National Energy Co. PJSC
4.00%, 10/03/49(b)	540	597,008
6.50%, 10/27/36(a)(b)	630	888,376
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)(b)	285	331,811

Security	Par (000)	Value

Electric (continued)
AEP Texas Inc.
3.80%, 10/01/47 (Call 04/01/47)	$78	$82,082
Series E, 6.65%, 02/15/33	169	226,374
Series G, 4.15%, 05/01/49 (Call 11/01/48)	416	461,872
Series H, 3.45%, 01/15/50 (Call 07/15/49)	418	416,730
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	243	244,512
3.75%, 12/01/47 (Call 06/01/47)	364	399,260
3.80%, 06/15/49 (Call 12/15/48)	295	327,599
4.00%, 12/01/46 (Call 06/01/46)	290	329,782
4.25%, 09/15/48 (Call 03/15/48)	370	431,461
Series M, 3.65%, 04/01/50 (Call 10/01/49)	185	201,467
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	545	575,662
3.75%, 03/01/45 (Call 09/01/44)	715	788,875
3.85%, 12/01/42	315	348,199
4.10%, 01/15/42	85	93,868
4.15%, 08/15/44 (Call 02/15/44)	367	423,962
4.30%, 01/02/46 (Call 07/02/45)	425	500,613
5.50%, 03/15/41	403	525,712
5.70%, 02/15/33	100	128,645
6.00%, 03/01/39	210	292,184
6.13%, 05/15/38	35	48,744
Series 11-C, 5.20%, 06/01/41(a)	420	530,596
Series A, 4.30%, 07/15/48 (Call 01/15/48)	580	694,077
Series B, 3.70%, 12/01/47 (Call 06/01/47)(a)	565	614,564
Ameren Illinois Co.
3.25%, 03/15/50 (Call 09/15/49)	568	585,289
3.70%, 12/01/47 (Call 06/01/47)	516	570,865
4.15%, 03/15/46 (Call 09/15/45)(a)	60	70,286
4.30%, 07/01/44 (Call 01/01/44)(a)	200	232,774
4.50%, 03/15/49 (Call 09/15/48)	468	582,905
4.80%, 12/15/43 (Call 06/15/43)	345	422,506
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	235	222,998
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(b)	125	154,060
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)(a)	26	29,765
4.45%, 06/01/45 (Call 12/01/44)(a)	490	566,611
7.00%, 04/01/38	438	641,430
Series L, 5.80%, 10/01/35(a)	602	772,447
Series P, 6.70%, 08/15/37(a)	195	269,500
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	310	361,656
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	235	243,414
Arizona Public Service Co.
2.65%, 09/15/50 (Call 03/15/50)(a)	565	516,200
3.35%, 05/15/50 (Call 11/15/49)	355	361,862
3.50%, 12/01/49 (Call 06/01/49)	325	339,649
3.75%, 05/15/46 (Call 11/15/45)	685	744,615
4.20%, 08/15/48 (Call 02/15/48)	87	100,563
4.25%, 03/01/49 (Call 09/01/48)	305	353,614
4.35%, 11/15/45 (Call 05/15/45)	415	488,670
4.50%, 04/01/42 (Call 10/01/41)	351	416,039
4.70%, 01/15/44 (Call 07/15/43)	25	29,806
5.05%, 09/01/41 (Call 03/01/41)	445	562,000
5.50%, 09/01/35	100	127,647
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)(a)	121	144,031
Baltimore Gas & Electric Co. 2.90%, 06/15/50 (Call 12/15/49)	266	253,995

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.20%, 09/15/49 (Call 03/15/49)	$510	$510,499
3.50%, 08/15/46 (Call 02/15/46)	395	414,820
3.75%, 08/15/47 (Call 02/15/47)	198	216,029
4.25%, 09/15/48 (Call 03/15/48)(a)	260	309,476
6.35%, 10/01/36	40	56,996
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)(b)	445	504,724
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	615	568,367
3.80%, 07/15/48 (Call 01/15/48)	802	870,083
4.25%, 10/15/50 (Call 04/15/50)	563	661,629
4.45%, 01/15/49 (Call 07/15/48)	953	1,146,604
4.50%, 02/01/45 (Call 08/01/44)	928	1,094,080
5.15%, 11/15/43 (Call 05/15/43)	677	863,305
5.95%, 05/15/37	785	1,057,873
6.13%, 04/01/36	832	1,139,893
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	135	138,643
4.20%, 09/15/46 (Call 03/15/46)	365	393,114
4.35%, 05/01/33 (Call 02/01/33)	226	257,872
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	194	226,089
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	485	525,980
3.95%, 03/01/48 (Call 09/01/47)	400	454,960
4.50%, 04/01/44 (Call 10/01/43)(a)	465	572,851
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	270	320,841
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	365	350,158
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	50	51,853
Series K2, 6.95%, 03/15/33	100	139,497
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)	415	425,783
Cleco Corporate Holdings LLC, 4.97%, 05/01/46
(Call 11/01/45)(a)	155	176,857
Cleco Power LLC, 6.00%, 12/01/40	443	574,560
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	542	660,218
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)(a)	35	40,125
4.88%, 03/01/44 (Call 09/01/43)(a)	346	418,066
Cometa Energia SA de CV, 6.38%, 04/24/35
(Call 01/24/35)(a)(b)	365	414,243
Comision Federal de Electricidad
4.68%, 02/09/51 (Call 08/09/50)(b)	880	817,960
5.75%, 02/14/42(b)	600	651,000
6.13%, 06/16/45(a)(b)	350	414,313
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	478	467,432
3.13%, 03/15/51 (Call 09/15/50)	668	667,367
3.65%, 06/15/46 (Call 12/15/45)	525	576,426
3.70%, 03/01/45 (Call 09/01/44)	320	351,282
3.80%, 10/01/42 (Call 04/01/42)	429	473,284
4.00%, 03/01/48 (Call 09/01/47)	855	979,170
4.00%, 03/01/49 (Call 09/01/48)(a)	510	583,230
4.35%, 11/15/45 (Call 05/15/45)	430	512,562
4.60%, 08/15/43 (Call 02/15/43)	150	181,300
4.70%, 01/15/44 (Call 07/15/43)	290	363,434
6.45%, 01/15/38	134	192,055
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	512	564,834
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	405	407,599
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	523	608,368
4.30%, 04/15/44 (Call 10/15/43)	909	1,084,105

Security	Par (000)	Value

Electric (continued)
Series A, 4.15%, 06/01/45 (Call 12/01/44)(a)	$75	$88,303
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	325	337,198
3.85%, 06/15/46 (Call 12/15/45)	488	524,854
3.95%, 03/01/43 (Call 09/01/42)	770	844,078
4.45%, 03/15/44 (Call 09/15/43)	751	880,215
4.50%, 12/01/45 (Call 06/01/45)	707	831,345
4.50%, 05/15/58 (Call 11/15/57)	886	1,050,975
4.63%, 12/01/54 (Call 06/01/54)	704	844,852
5.70%, 06/15/40	215	286,917
Series 05-A, 5.30%, 03/01/35	130	163,056
Series 06-A, 5.85%, 03/15/36	375	494,734
Series 06-B, 6.20%, 06/15/36	395	543,291
Series 06-E, 5.70%, 12/01/36(a)	150	196,698
Series 07-A, 6.30%, 08/15/37	435	605,041
Series 08-B, 6.75%, 04/01/38(a)	545	792,744
Series 09-C, 5.50%, 12/01/39	684	888,532
Series 12-A, 4.20%, 03/15/42(a)	183	206,977
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	545	589,174
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	745	823,004
Series A, 4.13%, 05/15/49 (Call 11/15/48)	645	725,993
Series C, 3.00%, 12/01/60 (Call 06/01/60)	252	228,296
Series C, 4.00%, 11/15/57 (Call 05/15/57)	84	91,040
Series C, 4.30%, 12/01/56 (Call 06/01/56)	587	671,276
Series E, 4.65%, 12/01/48 (Call 06/01/48)	508	617,377
Consorcio Transmantaro SA, 4.70%, 04/16/34
(Call 01/16/34)(b)	800	864,000
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	528	450,393
3.10%, 08/15/50 (Call 02/15/50)(a)	710	719,183
3.25%, 08/15/46 (Call 02/15/46)(a)	400	411,563
3.50%, 08/01/51 (Call 02/01/51)	655	711,793
3.75%, 02/15/50 (Call 08/15/49)	98	111,346
3.95%, 05/15/43 (Call 11/15/42)	245	278,664
3.95%, 07/15/47 (Call 01/15/47)	600	692,698
4.05%, 05/15/48 (Call 11/15/47)	510	596,964
4.35%, 04/15/49 (Call 10/15/48)	802	987,046
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)	474	503,978
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)(a)	190	207,840
4.15%, 05/15/45 (Call 11/15/44)	250	285,745
Dominion Energy Inc.
3.30%, 04/15/41 (Call 10/15/40)	550	556,873
4.70%, 12/01/44 (Call 06/01/44)	486	586,205
7.00%, 06/15/38	469	680,614
Series A, 4.60%, 03/15/49 (Call 09/15/48)(a)	140	168,472
Series B, 5.95%, 06/15/35	514	684,292
Series C, 4.05%, 09/15/42 (Call 03/15/42)(a)	540	597,099
Series C, 4.90%, 08/01/41 (Call 02/01/41)(a)	422	516,435
Series E, 6.30%, 03/15/33	491	650,866
Series F, 5.25%, 08/01/33	545	676,502
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	363	449,067
5.10%, 06/01/65 (Call 12/01/64)	380	520,274
5.30%, 05/15/33(a)	230	294,235
5.45%, 02/01/41 (Call 08/01/40)	391	516,089
6.05%, 01/15/38	218	301,792
6.63%, 02/01/32	340	470,065

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)(a)	$260	$252,597
3.25%, 04/01/51 (Call 10/01/50)	392	404,657
3.70%, 03/15/45 (Call 09/15/44)	399	438,367
3.70%, 06/01/46 (Call 12/01/45)	285	311,253
3.75%, 08/15/47 (Call 02/15/47)	310	342,886
3.95%, 06/15/42 (Call 12/15/41)	150	165,652
3.95%, 03/01/49 (Call 09/01/48)	338	390,475
4.30%, 07/01/44 (Call 01/01/44)	536	636,213
5.70%, 10/01/37	278	364,129
Series A, 4.00%, 04/01/43 (Call 10/01/42)	447	509,374
Series A, 4.05%, 05/15/48 (Call 11/15/47)	545	632,665
Series A, 6.63%, 06/01/36	10	14,140
DTE Energy Co., 6.38%, 04/15/33	436	579,515
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	595	600,460
3.45%, 04/15/51 (Call 10/15/50)	500	522,532
3.70%, 12/01/47 (Call 06/01/47)	640	689,458
3.75%, 06/01/45 (Call 12/01/44)	522	570,639
3.88%, 03/15/46 (Call 09/15/45)	571	631,241
3.95%, 03/15/48 (Call 09/15/47)	455	517,905
4.00%, 09/30/42 (Call 03/30/42)	546	619,973
4.25%, 12/15/41 (Call 06/15/41)	390	460,769
5.30%, 02/15/40	605	801,354
6.00%, 01/15/38	302	418,626
6.05%, 04/15/38(a)	595	827,786
6.10%, 06/01/37	648	881,119
6.45%, 10/15/32	466	626,558
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	1,118	1,154,663
3.95%, 08/15/47 (Call 02/15/47)	405	433,405
4.20%, 06/15/49 (Call 12/15/48)(a)	532	587,332
4.80%, 12/15/45 (Call 06/15/45)	566	671,623
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	413	431,317
3.85%, 11/15/42 (Call 05/15/42)	380	425,700
4.20%, 07/15/48 (Call 01/15/48)	70	82,951
5.65%, 04/01/40	150	204,908
6.35%, 09/15/37	351	502,914
6.40%, 06/15/38	645	931,933
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	425	388,440
3.75%, 05/15/46 (Call 11/15/45)	530	570,248
6.12%, 10/15/35	525	706,009
6.35%, 08/15/38(a)	525	746,546
6.45%, 04/01/39	315	458,332
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	194	220,427
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	390	483,380
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	581	587,222
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	295	316,742
4.30%, 02/01/49 (Call 08/01/48)(a)	455	533,900
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	515	453,285
3.60%, 09/15/47 (Call 03/15/47)	470	500,260
3.70%, 10/15/46 (Call 04/15/46)	385	416,243
4.10%, 05/15/42 (Call 11/15/41)	557	639,802
4.10%, 03/15/43 (Call 09/15/42)	371	423,976
4.15%, 12/01/44 (Call 06/01/44)	454	519,629
4.20%, 08/15/45 (Call 02/15/45)	372	427,728

Security	Par (000)	Value

Electric (continued)
4.38%, 03/30/44 (Call 09/30/43)	$280	$329,898
6.30%, 04/01/38	175	248,426
E.ON International Finance BV, 6.65%, 04/30/38(b)	569	807,057
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	50	57,152
6.00%, 05/15/35	465	611,603
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	549	647,813
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	430	510,760
4.88%, 01/22/44(b)	819	995,560
4.95%, 10/13/45 (Call 04/13/45)(b)	980	1,204,010
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	844	1,048,723
5.25%, 10/13/55 (Call 04/13/55)(a)(b)	316	400,920
5.60%, 01/27/40(a)(b)	929	1,210,988
6.00%, 01/22/2114(a)(b)	734	995,774
6.95%, 01/26/39(a)(b)	1,338	1,954,421
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	567	648,187
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(b)	250	285,500
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(b)	587	644,526
Enel Finance International NV
4.75%, 05/25/47(a)(b)	1,350	1,614,111
6.00%, 10/07/39(b)	975	1,314,848
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	645	588,084
3.35%, 06/15/52 (Call 12/15/51)	891	918,154
4.20%, 04/01/49 (Call 10/01/48)	350	408,779
4.95%, 12/15/44 (Call 12/15/24)	40	44,075
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)(a)	530	551,389
Entergy Louisiana LLC
2.35%, 06/15/32 (Call 03/15/32)	2,135	2,122,658
2.90%, 03/15/51 (Call 09/15/50)	670	636,442
3.10%, 06/15/41 (Call 12/15/40)	164	168,130
4.00%, 03/15/33 (Call 12/15/32)	785	904,060
4.20%, 09/01/48 (Call 03/01/48)(a)	724	849,643
4.20%, 04/01/50 (Call 10/01/49)	450	527,728
4.95%, 01/15/45 (Call 01/15/25)	100	110,024
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	485	531,246
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	335	344,215
4.50%, 03/30/39 (Call 09/30/38)	118	135,748
5.15%, 06/01/45 (Call 06/01/25)	25	27,909
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	285	287,930
3.45%, 04/15/50 (Call 10/15/49)	520	544,325
4.10%, 04/01/43 (Call 10/01/42)	348	398,664
4.13%, 03/01/42 (Call 09/01/41)	450	512,518
4.25%, 12/01/45 (Call 06/01/45)	337	389,757
4.63%, 09/01/43 (Call 03/01/43)	359	426,490
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	455	527,619
4.20%, 03/15/48 (Call 09/15/47)	278	322,778
5.30%, 10/01/41 (Call 04/01/41)	374	475,404
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	295	342,251
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	275	280,624
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	656	768,682
4.70%, 04/15/50 (Call 10/15/49)	665	806,792
4.95%, 06/15/35 (Call 12/15/34)	260	313,088
5.10%, 06/15/45 (Call 12/15/44)	606	763,719

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.63%, 06/15/35(a)	$634	$818,685
7.60%, 04/01/32(a)	290	411,750
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	668	752,577
5.75%, 10/01/41 (Call 04/01/41)(a)	410	460,936
6.25%, 10/01/39	713	846,150
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)	895	919,900
3.70%, 12/01/47 (Call 06/01/47)	790	886,128
3.80%, 12/15/42 (Call 06/15/42)	364	408,597
3.95%, 03/01/48 (Call 09/01/47)	900	1,049,394
3.99%, 03/01/49 (Call 09/01/48)	475	554,229
4.05%, 06/01/42 (Call 12/01/41)	668	777,644
4.05%, 10/01/44 (Call 04/01/44)(a)	299	350,788
4.13%, 02/01/42 (Call 08/01/41)	600	707,807
4.13%, 06/01/48 (Call 12/01/47)	557	665,495
4.95%, 06/01/35	785	1,009,858
5.13%, 06/01/41 (Call 12/01/40)(a)	100	128,128
5.25%, 02/01/41 (Call 08/01/40)	305	407,350
5.63%, 04/01/34(a)	190	253,223
5.65%, 02/01/37	146	194,042
5.69%, 03/01/40	221	306,720
5.95%, 10/01/33(a)	200	273,190
5.95%, 02/01/38	885	1,239,052
5.96%, 04/01/39	110	155,857
Georgia Power Co.
4.30%, 03/15/42	834	960,017
4.30%, 03/15/43	681	788,453
5.40%, 06/01/40	100	123,859
Series 10-C, 4.75%, 09/01/40	481	574,954
Series A, 3.25%, 03/15/51 (Call 09/15/50)	403	391,997
Series B, 3.70%, 01/30/50 (Call 07/30/49)(a)	273	287,876
Iberdrola International BV, 6.75%, 07/15/36(a)	800	1,190,408
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	25	25,895
Series K, 4.20%, 03/01/48 (Call 09/01/47)(a)	510	595,971
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	600	596,600
4.25%, 08/15/48 (Call 02/15/48)	520	606,293
6.05%, 03/15/37	339	456,737
Series K, 4.55%, 03/15/46 (Call 09/15/45)(a)	575	684,178
Series L, 3.75%, 07/01/47 (Call 01/01/47)	325	346,922
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	204	227,387
4.70%, 09/01/45 (Call 03/01/45)(b)	292	351,959
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(b)	590	588,525
4.88%, 01/14/48(a)(b)	275	278,726
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	340	353,396
3.70%, 09/15/46 (Call 03/15/46)	110	117,881
4.70%, 10/15/43 (Call 04/15/43)	218	257,757
6.25%, 07/15/39	285	395,970
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)(a)	493	615,542
Jersey Central Power & Light Co., 6.15%, 06/01/37	167	207,407
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)(a)	365	370,657
4.38%, 10/01/45 (Call 04/01/45)	420	493,420
5.13%, 11/01/40 (Call 05/01/40)	666	840,955
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	130	153,614

Security	Par (000)	Value

Electric (continued)
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	$342	$399,798
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	460	537,035
4.38%, 10/01/45 (Call 04/01/45)	195	226,620
4.65%, 11/15/43 (Call 05/15/43)	125	149,703
Louisville Gas and Electric Co., 5.13%, 11/15/40 (Call 05/01/40)	55	68,302
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(b)	545	584,547
5.90%, 11/15/39(b)	140	188,722
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	78	88,335
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)	750	768,567
3.65%, 08/01/48 (Call 02/01/48)	845	930,852
3.95%, 08/01/47 (Call 02/01/47)	555	636,764
4.25%, 05/01/46 (Call 11/01/45)	341	403,363
4.25%, 07/15/49 (Call 01/15/49)	914	1,100,868
4.80%, 09/15/43 (Call 03/15/43)	450	565,796
5.75%, 11/01/35(a)	156	212,062
5.80%, 10/15/36	708	957,501
Minejesa Capital BV, 5.63%, 08/10/37(b)	500	530,000
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	505	574,352
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)(b)	615	771,306
Narragansett Electric Co. (The), 4.17%, 12/10/42(b)	175	190,441
National Grid USA, 5.80%, 04/01/35	480	583,972
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	811	934,862
4.30%, 03/15/49 (Call 09/15/48)	370	440,003
4.40%, 11/01/48 (Call 05/01/48)	400	488,766
Series C, 8.00%, 03/01/32	321	475,840
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	355	449,349
5.45%, 05/15/41 (Call 11/15/40)(a)	25	32,357
Series EE, 3.13%, 08/01/50 (Call 02/01/50)(a)	171	169,421
Series N, 6.65%, 04/01/36	365	516,569
Series R, 6.75%, 07/01/37	245	350,916
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	724	646,765
3.80%, 12/05/47 (Call 06/05/47)(b)	500	536,019
New York State Electric & Gas Corp., 3.30%, 09/15/49 (Call 03/15/49)(a)(b)	440	436,639
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)(b)	500	467,901
4.12%, 11/28/42(b)	50	55,024
4.28%, 10/01/34 (Call 04/01/34)(b)	560	643,372
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	529	486,806
2.90%, 03/01/50 (Call 09/01/49)(a)	755	735,190
3.20%, 04/01/52 (Call 10/01/51)	545	560,515
3.40%, 08/15/42 (Call 02/15/42)	355	382,353
3.60%, 05/15/46 (Call 11/15/45)	220	239,109
3.60%, 09/15/47 (Call 03/15/47)(a)	556	607,485
4.00%, 08/15/45 (Call 02/15/45)	245	284,511
4.13%, 05/15/44 (Call 11/15/43)	232	271,226
4.85%, 08/15/40 (Call 02/15/40)(a)	95	116,054
5.25%, 07/15/35	570	733,882
5.35%, 11/01/39(a)	410	542,378
6.20%, 07/01/37	260	367,596

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.25%, 06/01/36	$421	$588,106
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	31	34,699
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	485	579,081
5.50%, 03/15/40	453	600,203
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)(b)	135	136,786
4.20%, 12/01/42(a)	250	261,232
4.25%, 04/01/46 (Call 10/01/45)(a)	245	254,397
4.55%, 06/01/44	300	321,687
5.05%, 10/01/48 (Call 04/01/48)(a)	218	263,714
5.25%, 09/01/50	339	408,361
5.38%, 11/01/40(a)	420	503,887
5.95%, 11/01/39(a)	679	860,952
Ohio Edison Co.
6.88%, 07/15/36	350	477,213
8.25%, 10/15/38	120	183,544
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	375	428,550
4.15%, 04/01/48 (Call 10/01/47)	315	363,781
Series D, 6.60%, 03/01/33	190	258,102
Series G, 6.60%, 02/15/33	15	20,408
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)(a)	680	738,646
4.15%, 04/01/47 (Call 10/01/46)	405	454,245
4.55%, 03/15/44 (Call 09/15/43)	25	28,741
5.85%, 06/01/40	95	126,619
Oklahoma Gas and Electric Co.
3.90%, 05/01/43 (Call 11/01/42)	50	52,718
5.25%, 05/15/41 (Call 11/15/40)	20	24,781
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	433	435,691
3.70%, 05/15/50 (Call 11/15/49)	125	138,917
3.75%, 04/01/45 (Call 10/01/44)	586	648,021
3.80%, 09/30/47 (Call 03/30/47)	415	462,348
3.80%, 06/01/49 (Call 12/01/48)	495	558,005
4.10%, 11/15/48 (Call 05/15/48)	478	558,466
4.55%, 12/01/41 (Call 06/01/41)	510	623,158
5.25%, 09/30/40(a)	435	570,281
5.30%, 06/01/42 (Call 12/01/41)	115	152,923
5.35%, 10/01/52 (Call 04/01/52)(b)	458	634,359
7.00%, 05/01/32	278	396,400
7.25%, 01/15/33(a)	335	490,116
7.50%, 09/01/38	105	163,189
Pacific Gas & Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	1,100	977,711
3.50%, 08/01/50 (Call 02/01/50)	1,615	1,398,518
3.75%, 08/15/42 (Call 02/15/42)	270	243,774
3.95%, 12/01/47 (Call 06/01/47)	850	780,092
4.00%, 12/01/46 (Call 06/01/46)	240	219,697
4.25%, 03/15/46 (Call 09/15/45)	235	225,121
4.30%, 03/15/45 (Call 09/15/44)	1,040	998,987
4.45%, 04/15/42 (Call 10/15/41)	175	172,464
4.50%, 07/01/40 (Call 01/01/40)	1,583	1,592,161
4.50%, 12/15/41 (Call 06/15/41)	85	81,995
4.60%, 06/15/43 (Call 12/15/42)	331	332,889
4.75%, 02/15/44 (Call 08/15/43)	418	426,218
4.95%, 07/01/50 (Call 01/01/50)	2,310	2,358,233
Pacific Gas and Electric Co., 4.20%, 06/01/41 (Call 12/01/40)	785	777,281

Security	Par (000)	Value

Electric (continued)
PacifiCorp
3.30%, 03/15/51 (Call 09/15/50)	$305	$310,793
4.10%, 02/01/42 (Call 08/01/41)	572	656,424
4.13%, 01/15/49 (Call 07/15/48)	805	930,973
4.15%, 02/15/50 (Call 08/15/49)(a)	625	728,267
5.25%, 06/15/35	210	270,275
5.75%, 04/01/37(a)	340	455,406
6.00%, 01/15/39	887	1,223,442
6.10%, 08/01/36(a)	545	750,913
6.25%, 10/15/37	465	651,152
6.35%, 07/15/38	230	326,868
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	256	241,941
3.00%, 09/15/49 (Call 03/15/49)	280	278,201
3.70%, 09/15/47 (Call 03/15/47)	13	14,347
3.90%, 03/01/48 (Call 09/01/47)	761	865,551
4.15%, 10/01/44 (Call 04/01/44)	430	494,576
4.80%, 10/15/43 (Call 04/15/43)(a)	425	528,267
5.95%, 10/01/36	111	153,109
Pennsylvania Electric Co., 6.15%, 10/01/38	75	93,790
Perusahaan Listrik Negara PT, 4.00%, 06/30/50 (Call 12/30/49)(b)	275	266,750
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/49(a)(b)	1,449	1,557,240
5.25%, 10/24/42(b)	550	610,593
6.15%, 05/21/48(a)(b)	1,615	1,988,469
6.25%, 01/25/49(a)(b)	390	484,185
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	458	530,590
6.50%, 11/15/37	400	572,979
7.90%, 12/15/38(a)	165	261,178
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	147	161,518
4.70%, 06/01/43 (Call 12/01/42)(a)	539	638,884
5.00%, 03/15/44 (Call 09/15/43)(a)	485	599,129
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	390	380,585
3.95%, 06/01/47 (Call 12/01/46)	516	585,573
4.13%, 06/15/44 (Call 12/15/43)	250	283,815
4.15%, 10/01/45 (Call 04/01/45)	465	538,161
4.15%, 06/15/48 (Call 12/15/47)(a)	430	503,808
4.75%, 07/15/43 (Call 01/15/43)	225	278,324
6.25%, 05/15/39	315	445,733
Progress Energy Inc., 6.00%, 12/01/39	460	615,606
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	225	234,723
3.60%, 09/15/42 (Call 03/15/42)	332	365,318
3.80%, 06/15/47 (Call 12/15/46)	212	238,562
3.95%, 03/15/43 (Call 09/15/42)	225	249,038
4.05%, 09/15/49 (Call 03/15/49)	205	239,455
4.10%, 06/15/48 (Call 12/15/47)	365	425,551
4.30%, 03/15/44 (Call 09/15/43)	260	312,261
4.75%, 08/15/41 (Call 02/15/41)	10	11,947
6.50%, 08/01/38	255	373,344
Series 17, 6.25%, 09/01/37(a)	425	609,614
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	605	618,490
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	440	409,726
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)(a)	395	428,892

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	$75	$104,404
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	380	310,113
2.70%, 05/01/50 (Call 11/01/49)(a)	241	225,998
3.15%, 01/01/50 (Call 07/01/49)	650	658,191
3.20%, 08/01/49 (Call 02/01/49)	490	504,681
3.60%, 12/01/47 (Call 06/01/47)	593	641,631
3.65%, 09/01/42 (Call 03/01/42)(a)	235	260,874
3.80%, 01/01/43 (Call 07/01/42)	100	112,007
3.80%, 03/01/46 (Call 09/01/45)	494	558,782
3.85%, 05/01/49 (Call 11/01/48)	545	613,774
3.95%, 05/01/42 (Call 11/01/41)(a)	443	509,198
4.05%, 05/01/48 (Call 11/01/47)(a)	300	355,911
4.15%, 11/01/45 (Call 05/01/45)	295	337,763
5.50%, 03/01/40	90	121,818
5.80%, 05/01/37(a)	349	470,980
Series I, 4.00%, 06/01/44 (Call 12/01/43)	55	60,520
Series K, 4.05%, 05/01/45 (Call 11/01/44)	130	145,919
Public Service Electric and Gas Co., 3.00%, 03/01/51 (Call 09/01/50)	297	293,273
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	800	813,959
4.22%, 06/15/48 (Call 12/15/47)	216	252,528
4.30%, 05/20/45 (Call 11/20/44)	534	623,681
4.43%, 11/15/41 (Call 05/15/41)(a)	80	92,827
5.48%, 06/01/35(a)	300	380,087
5.64%, 04/15/41 (Call 10/15/40)(a)	260	351,266
5.76%, 10/01/39(a)	250	339,702
5.80%, 03/15/40	356	488,176
6.27%, 03/15/37	415	563,155
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	200	263,020
San Diego Gas & Electric Co.
3.95%, 11/15/41	190	210,514
4.15%, 05/15/48 (Call 11/15/47)	588	685,119
4.30%, 04/01/42 (Call 10/01/41)	320	367,490
4.50%, 08/15/40	1,049	1,249,805
5.35%, 05/15/40(a)	90	114,778
6.00%, 06/01/39	263	358,555
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	546	599,537
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)(a)	280	325,847
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	150	153,282
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(b)	50	58,981
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	1,604	2,001,702
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	402	441,615
4.00%, 02/01/48 (Call 08/01/47)	926	1,000,437
6.00%, 10/15/39	573	777,120
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	1,140	1,142,494
3.90%, 12/01/41 (Call 06/01/41)	10	10,339
4.00%, 04/01/47 (Call 10/01/46)	1,038	1,081,506
4.05%, 03/15/42 (Call 09/15/41)(a)	645	681,656
4.50%, 09/01/40 (Call 03/01/40)(a)	498	565,995
4.65%, 10/01/43 (Call 04/01/43)	849	979,459
5.50%, 03/15/40	645	809,193
5.63%, 02/01/36	42	53,426
6.00%, 01/15/34(a)	799	1,051,837
6.05%, 03/15/39	567	745,695
Series 04-G, 5.75%, 04/01/35	235	304,113

Security	Par (000)	Value

Electric (continued)
Series 05-B, 5.55%, 01/15/36	$335	$409,363
Series 05-E, 5.35%, 07/15/35	425	528,909
Series 06-E, 5.55%, 01/15/37	250	307,539
Series 08-A, 5.95%, 02/01/38	650	843,303
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	579	603,535
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	214	194,078
Series B, 4.88%, 03/01/49 (Call 09/01/48)	294	348,282
Series C, 3.60%, 02/01/45 (Call 08/01/44)	567	563,468
Series C, 4.13%, 03/01/48 (Call 09/01/47)	932	994,651
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	724	825,685
4.40%, 07/01/46 (Call 01/01/46)	1,370	1,557,569
Southern Power Co.
5.15%, 09/15/41	395	458,924
5.25%, 07/15/43	225	261,482
Series F, 4.95%, 12/15/46 (Call 06/15/46)(a)	400	463,992
Southwestern Electric Power Co.
6.20%, 03/15/40	234	319,817
Series J, 3.90%, 04/01/45 (Call 10/01/44)	441	471,786
Series L, 3.85%, 02/01/48 (Call 08/01/47)	450	475,308
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	30	31,096
3.70%, 08/15/47 (Call 02/15/47)	615	664,822
3.75%, 06/15/49 (Call 12/15/48)	115	127,021
4.50%, 08/15/41 (Call 02/15/41)	373	447,250
6.00%, 10/01/36(a)	290	370,514
Series 6, 4.40%, 11/15/48 (Call 05/15/48)(a)	490	587,333
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	143	143,760
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(b)	825	1,035,560
State Grid Overseas Investment 2016 Ltd., 4.00%, 05/04/47(a)(b)	615	693,416
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	425	456,462
4.10%, 06/15/42 (Call 12/15/41)(a)	520	582,480
4.20%, 05/15/45 (Call 11/15/44)	450	504,729
4.30%, 06/15/48 (Call 12/15/47)	130	151,959
4.35%, 05/15/44 (Call 11/15/43)	540	632,177
4.45%, 06/15/49 (Call 12/15/48)	265	323,688
6.55%, 05/15/36(a)	230	318,415
Toledo Edison Co. (The), 6.15%, 05/15/37	405	535,265
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	375	396,844
4.70%, 11/01/44 (Call 05/01/44)	95	108,457
6.00%, 06/15/40(b)	580	767,838
Tucson Electric Power Co.
4.00%, 06/15/50 (Call 12/15/49)	185	206,286
4.85%, 12/01/48 (Call 06/01/48)	355	438,878
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	250	230,125
3.25%, 10/01/49 (Call 04/01/49)	415	425,051
3.65%, 04/15/45 (Call 10/15/44)	163	176,515
3.90%, 09/15/42 (Call 03/15/42)	410	459,960
4.00%, 04/01/48 (Call 10/01/47)(a)	628	717,038
5.30%, 08/01/37	15	19,270
8.45%, 03/15/39	425	714,361
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	865	759,043
3.30%, 12/01/49 (Call 06/01/49)	367	379,276
4.00%, 01/15/43 (Call 07/15/42)	476	542,252

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.45%, 02/15/44 (Call 08/15/43)	$480	$577,700
4.60%, 12/01/48 (Call 06/01/48)	590	737,309
6.35%, 11/30/37	75	106,791
8.88%, 11/15/38	412	721,271
Series A, 6.00%, 05/15/37	123	167,968
Series B, 3.80%, 09/15/47 (Call 03/15/47)	540	596,928
Series B, 4.20%, 05/15/45 (Call 11/15/44)	552	640,600
Series B, 6.00%, 01/15/36(a)	288	393,591
Series C, 4.00%, 11/15/46 (Call 05/15/46)	351	398,792
Series D, 4.65%, 08/15/43 (Call 02/15/43)	486	603,042
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	10	10,424
4.25%, 06/01/44 (Call 12/01/43)	25	28,234
4.30%, 12/15/45 (Call 06/15/45)(a)	310	355,632
4.30%, 10/15/48 (Call 04/15/48)	494	591,205
5.70%, 12/01/36	325	432,379
Wisconsin Power & Light Co.
3.65%, 04/01/50 (Call 10/01/49)	360	390,238
4.10%, 10/15/44 (Call 04/15/44)	293	330,240
6.38%, 08/15/37	430	599,728
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	695	710,491
3.67%, 12/01/42(a)	510	544,573
4.75%, 11/01/44 (Call 05/01/44)(a)	320	393,744
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	296	302,735
4.80%, 09/15/41 (Call 03/15/41)	179	211,886
6.50%, 07/01/36	275	388,247

		290,641,351

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	789	744,093
5.25%, 11/15/39	85	111,432
6.00%, 08/15/32	455	590,159

		1,445,684

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)(a)	549	629,915
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)(a)	1,219	1,178,973
5.38%, 03/01/41	165	221,707
5.70%, 03/15/36	125	168,342
5.70%, 03/15/37(a)	65	86,871
Tyco Electronics Group SA, 7.13%, 10/01/37	250	373,520

		2,659,328

Engineering & Construction — 0.1%
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)(a)(b)	750	759,000
5.50%, 07/31/47 (Call 01/31/47)(b)	1,394	1,414,910

		2,173,910

Environmental Control — 0.2%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)	444	411,934
3.05%, 03/01/50 (Call 09/01/49)	700	685,204
5.70%, 05/15/41 (Call 11/15/40)(a)	165	221,614
6.20%, 03/01/40	20	27,996
Waste Connections Inc., 3.05%, 04/01/50 (Call 10/01/49)	750	732,742
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	937	822,460
2.95%, 06/01/41 (Call 12/01/40)	650	645,960

Security	Par (000)	Value

Environmental Control (continued)
3.90%, 03/01/35 (Call 09/01/34)	$348	$401,600
4.10%, 03/01/45 (Call 09/01/44)	651	758,072
4.15%, 07/15/49 (Call 01/15/49)	613	730,889

		5,438,471

Food — 1.5%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	686	640,846
4.80%, 03/15/48 (Call 09/15/47)(a)	305	366,898
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	1,007	1,250,228
5.40%, 11/01/48 (Call 05/01/48)(a)	335	432,544
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)(b)	515	488,006
4.15%, 02/15/43 (Call 08/15/42)	150	168,908
4.55%, 04/17/38 (Call 10/17/37)	425	503,817
4.70%, 04/17/48 (Call 10/17/47)	372	465,690
5.40%, 06/15/40	105	137,666
Grupo Bimbo SAB de CV
4.00%, 09/06/49 (Call 03/06/49)(a)(b)	835	838,908
4.70%, 11/10/47 (Call 05/10/47)(b)	285	319,496
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	345	322,282
3.13%, 11/15/49 (Call 05/15/49)	455	465,736
3.38%, 08/15/46 (Call 02/15/46)(a)	475	500,170
Ingredion Inc.
3.90%, 06/01/50 (Call 12/01/49)	302	325,291
6.63%, 04/15/37	325	438,631
JM Smucker Co. (The)
3.55%, 03/15/50 (Call 09/15/49)(a)	535	549,179
4.25%, 03/15/35	632	720,902
4.38%, 03/15/45	25	28,832
Kellogg Co., 4.50%, 04/01/46(a)	850	1,002,873
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	340	452,047
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)(a)	625	667,822
3.95%, 01/15/50 (Call 07/15/49)(a)	746	814,519
4.45%, 02/01/47 (Call 08/01/46)	332	381,993
4.65%, 01/15/48 (Call 07/15/47)	490	576,579
5.00%, 04/15/42 (Call 10/15/41)	259	321,800
5.15%, 08/01/43 (Call 02/01/43)	473	598,356
5.40%, 07/15/40 (Call 01/15/40)	435	551,772
5.40%, 01/15/49 (Call 07/15/48)	570	743,664
6.90%, 04/15/38	280	401,360
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(a)(b)	850	793,619
2.38%, 07/16/40 (Call 01/16/40)(b)	828	766,503
2.45%, 07/16/50 (Call 01/16/50)(a)(b)	462	407,399
3.60%, 04/01/34 (Call 01/01/34)(b)	770	857,151
3.88%, 04/01/39 (Call 10/01/38)(b)	795	899,330
3.95%, 04/01/44 (Call 10/01/43)(b)	38	42,594
3.95%, 04/01/49 (Call 10/01/48)(a)(b)	750	857,878
4.13%, 04/01/54 (Call 10/01/53)(b)	430	505,663
4.20%, 04/01/59 (Call 10/01/58)(b)	629	740,278
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	365	423,335
Mondelez International Inc.
1.88%, 10/15/32 (Call 07/15/32)(a)	985	928,621
2.63%, 09/04/50 (Call 03/04/50)	1,101	963,562

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Nestle Holdings Inc.
3.90%, 09/24/38 (Call 03/24/38)(b)	$1,285	$1,492,966
4.00%, 09/24/48 (Call 03/24/48)(a)(b)	1,798	2,133,994
Sysco Corp.
3.30%, 02/15/50 (Call 08/15/49)	507	490,425
4.45%, 03/15/48 (Call 09/15/47)(a)	332	381,006
4.50%, 04/01/46 (Call 10/01/45)	541	619,513
4.85%, 10/01/45 (Call 04/01/45)	555	664,543
5.38%, 09/21/35(a)	325	422,513
6.60%, 04/01/40 (Call 10/01/39)	920	1,305,104
6.60%, 04/01/50 (Call 10/01/49)	966	1,436,995
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	330	391,755
4.88%, 08/15/34 (Call 02/15/34)	595	724,444
5.10%, 09/28/48 (Call 03/28/48)	1,460	1,876,941
5.15%, 08/15/44 (Call 02/15/44)	361	454,475

		36,057,422

Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50 (Call 07/29/49)(b)	50	56,293
5.50%, 11/02/47 (Call 05/02/47)(a)	555	650,738
5.50%, 04/30/49 (Call 10/30/48)(b)	525	619,973
Domtar Corp.
6.25%, 09/01/42	145	178,967
6.75%, 02/15/44 (Call 08/15/43)	220	282,855
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	986	1,161,504
4.40%, 08/15/47 (Call 02/15/47)	1,196	1,406,443
4.80%, 06/15/44 (Call 12/15/43)	757	922,789
5.00%, 09/15/35 (Call 03/15/35)	775	952,287
6.00%, 11/15/41 (Call 05/15/41)	598	817,286
7.30%, 11/15/39	264	397,435
8.70%, 06/15/38	205	330,730
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	320	423,129
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(a)(b)	990	1,275,863

		9,476,292

Gas — 1.0%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)(a)	434	445,408
4.13%, 10/15/44 (Call 04/15/44)(a)	679	768,712
4.13%, 03/15/49 (Call 09/15/48)	529	605,717
4.15%, 01/15/43 (Call 07/15/42)	452	513,569
4.30%, 10/01/48 (Call 04/01/48)(a)	496	581,611
5.50%, 06/15/41 (Call 12/15/40)	330	432,469
Boston Gas Co., 4.49%, 02/15/42(b)	250	286,928
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)(b)	480	539,615
4.49%, 03/04/49 (Call 09/04/48)(a)(b)	872	1,021,647
4.50%, 03/10/46 (Call 09/10/45)(b)	300	346,804
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	265	285,298
5.85%, 01/15/41 (Call 07/15/40)	245	321,120
6.63%, 11/01/37	365	485,715
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(a)(b)	250	302,705
East Ohio Gas Co. (The), 3.00%, 06/15/50 (Call 12/15/49)(b)	775	740,375
Eastern Energy Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)	610	702,374

Security	Par (000)	Value

Gas (continued)
4.80%, 11/01/43 (Call 05/01/43)	$635	$748,469
Series C, 3.90%, 11/15/49 (Call 05/15/49)	366	384,220
KeySpan Gas East Corp., 5.82%, 04/01/41(b)	300	395,751
Korea Gas Corp., 6.25%, 01/20/42(b)	340	493,887
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)(b)	200	263,954
Nakilat Inc., 6.07%, 12/31/33(a)(b)	650	798,005
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)	505	549,237
4.38%, 05/15/47 (Call 11/15/46)	830	959,983
4.80%, 02/15/44 (Call 08/15/43)	610	734,199
5.25%, 02/15/43 (Call 08/15/42)	531	670,269
5.65%, 02/01/45 (Call 08/01/44)	461	609,706
5.80%, 02/01/42 (Call 08/01/41)	160	206,670
5.95%, 06/15/41 (Call 12/15/40)	398	527,933
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	690	787,687
4.66%, 02/01/44 (Call 08/01/43)(a)	341	400,155
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)(a)	401	397,166
3.64%, 11/01/46 (Call 05/01/46)	235	242,788
4.10%, 09/18/34 (Call 03/18/34)	100	112,066
4.65%, 08/01/43 (Call 02/01/43)	153	183,065
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	535	584,112
5.13%, 11/15/40	260	330,422
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	201	232,419
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	485	584,077
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	386	439,589
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	461	495,259
4.40%, 06/01/43 (Call 12/01/42)	680	770,132
4.40%, 05/30/47 (Call 11/30/46)	376	429,171
5.88%, 03/15/41 (Call 09/15/40)	467	632,568
6.00%, 10/01/34	400	515,533
Southwest Gas Corp.
3.80%, 09/29/46 (Call 03/29/46)(a)	260	270,284
4.15%, 06/01/49 (Call 12/01/48)(a)	471	516,729
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	365	412,171
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	483	512,173
Series K, 3.80%, 09/15/46 (Call 03/15/46)	505	554,906

		25,124,822

Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(a)	665	676,118
4.10%, 03/01/48 (Call 09/01/47)	445	523,584
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	745	686,638
4.85%, 11/15/48 (Call 05/15/48)(a)	436	563,429
5.20%, 09/01/40	591	770,174

		3,219,943

Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	2,407	3,013,144
4.75%, 04/15/43 (Call 10/15/42)	693	885,602
4.90%, 11/30/46 (Call 05/30/46)	2,953	3,874,302
5.30%, 05/27/40	485	652,768
6.00%, 04/01/39(a)	300	433,290
6.15%, 11/30/37	100	143,406

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Alcon Finance Corp., 3.80%, 09/23/49 (Call 03/23/49)(a)(b)	$690	$729,139
Baxter International Inc.
3.50%, 08/15/46 (Call 02/15/46)(a)	780	836,164
4.50%, 06/15/43 (Call 12/15/42)	25	29,478
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	871	1,035,119
4.70%, 03/01/49 (Call 09/01/48)	1,102	1,359,615
7.00%, 11/15/35	335	470,048
7.38%, 01/15/40	65	100,393
Covidien International Finance SA, 6.55%, 10/15/37	295	415,064
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	950	848,293
4.38%, 09/15/45 (Call 03/15/45)	565	674,261
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	970	1,003,418
3.40%, 11/15/49 (Call 05/15/49)	923	957,092
Koninklijke Philips NV
5.00%, 03/15/42	785	1,019,857
6.88%, 03/11/38(a)	210	313,968
Medtronic Inc.
4.38%, 03/15/35	2,062	2,515,280
4.63%, 03/15/45	2,165	2,748,674
PerkinElmer Inc., 3.63%, 03/15/51 (Call 09/15/50)	135	139,351
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51 (Call 09/15/50)	200	202,485
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)(a)	664	632,592
4.10%, 04/01/43 (Call 10/01/42)	455	517,939
4.38%, 05/15/44 (Call 11/15/43)	511	608,494
4.63%, 03/15/46 (Call 09/15/45)	600	744,671
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)(a)	965	1,112,274
5.30%, 02/01/44 (Call 08/01/43)	547	723,337
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	415	439,444
4.45%, 08/15/45 (Call 02/15/45)	121	137,708
5.75%, 11/30/39(a)	510	667,918

		29,984,588

Health Care - Services — 3.5%
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	470	498,313
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	411	426,787
4.27%, 08/15/48 (Call 02/15/48)	603	730,067
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	35	34,322
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	638	679,972
4.13%, 11/15/42 (Call 05/15/42)	532	588,579
4.50%, 05/15/42 (Call 11/15/41)	600	695,779
4.75%, 03/15/44 (Call 09/15/43)	320	381,911
6.63%, 06/15/36	888	1,261,810
6.75%, 12/15/37	634	913,849
AHS Hospital Corp.
5.02%, 07/01/45	30	39,161
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)(a)	250	235,232
Allina Health System, Series 2019, 3.89%, 04/15/49	276	309,897
Anthem Inc.
3.13%, 05/15/50 (Call 11/15/49)(a)	1,018	979,357
3.60%, 03/15/51 (Call 09/15/50)	1,156	1,201,043
3.70%, 09/15/49 (Call 03/15/49)	845	894,772

Security	Par (000)	Value

Health Care - Services (continued)
4.38%, 12/01/47 (Call 06/01/47)	$1,265	$1,481,443
4.55%, 03/01/48 (Call 09/01/47)	320	384,314
4.63%, 05/15/42	1,016	1,208,327
4.65%, 01/15/43	743	889,820
4.65%, 08/15/44 (Call 02/15/44)	965	1,155,561
4.85%, 08/15/54 (Call 02/15/54)	285	348,401
5.10%, 01/15/44	680	860,390
5.85%, 01/15/36	34	45,357
5.95%, 12/15/34(a)	135	183,783
6.38%, 06/15/37	80	110,820
Ascension Health
3.95%, 11/15/46	1,041	1,212,868
4.85%, 11/15/53	353	476,205
Series B, 3.11%, 11/15/39 (Call 05/15/39)(a)	245	254,947
Banner Health
2.91%, 01/01/51 (Call 07/01/50)	275	259,979
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	399	406,407
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	50	58,266
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)(a)	690	720,719
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)(a)	538	616,826
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	375	436,389
4.19%, 11/15/45 (Call 05/15/45)	236	278,543
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	90	86,295
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	50	49,547
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	420	410,761
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	710	635,737
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	315	376,870
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	200	180,762
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	325	393,858
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)(a)	710	660,889
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)(a)	49	46,123
City of Hope
Series 2013, 5.62%, 11/15/43	465	638,668
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(a)	79	94,773
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	875	942,410
3.91%, 10/01/50 (Call 04/01/50)	90	94,294
4.19%, 10/01/49 (Call 04/01/49)(a)	1,088	1,177,499
4.35%, 11/01/42	668	742,668
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	525	502,388
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	324	334,229
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	46	51,959
Dignity Health
4.50%, 11/01/42	516	595,653
5.27%, 11/01/64(a)	170	217,661

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	$838	$971,462
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	75	82,700
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	359	427,815
4.50%, 07/01/57 (Call 01/01/57)	40	50,282
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	720	678,581
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	65	61,594
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	155	155,581
HCA Inc.
5.13%, 06/15/39 (Call 12/15/38)(a)	693	840,497
5.25%, 06/15/49 (Call 12/15/48)	1,830	2,250,246
5.50%, 06/15/47 (Call 12/15/46)	1,485	1,862,272
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(a)(b)	785	769,009
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	301	323,678
4.63%, 12/01/42 (Call 06/01/42)	556	657,302
4.80%, 03/15/47 (Call 09/14/46)	430	522,361
4.95%, 10/01/44 (Call 04/01/44)	559	682,113
8.15%, 06/15/38(a)	275	429,231
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)(a)	620	724,377
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	680	742,555
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	200	216,477
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	641	744,930
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	2,384	2,863,865
4.88%, 04/01/42	283	369,887
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	120	125,675
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	1,017	1,175,628
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	25	27,895
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	995	1,004,654
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	304	317,335
Mayo Clinic
3.77%, 11/15/43	45	50,281
Series 2013, 4.00%, 11/15/47	100	117,169
Series 2016, 4.13%, 11/15/52	450	551,535
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	155	187,492
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	40	41,929
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)(a)	75	79,069
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	405	486,818
5.00%, 07/01/42	125	162,585
Series 2015, 4.20%, 07/01/55	565	688,267
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)(a)	445	410,964
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	75	76,997
Montefiore Obligated Group
4.29%, 09/01/50(a)	425	442,451
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	495	578,595

Security	Par (000)	Value

Health Care - Services (continued)
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	$265	$292,519
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)(a)	412	435,009
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	70	70,003
MultiCare Health System, 2.80%, 08/15/50
(Call 02/15/50)(a)	101	94,265
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)(a)	125	114,196
2.61%, 08/01/60 (Call 02/01/60)	175	155,369
3.56%, 08/01/36	250	262,102
4.02%, 08/01/45	145	169,876
4.06%, 08/01/56	552	661,263
4.76%, 08/01/2116(a)	105	136,313
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)(a)	510	566,321
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	420	445,186
3.98%, 11/01/46 (Call 11/01/45)	560	605,343
4.26%, 11/01/47 (Call 11/01/46)	784	886,201
6.15%, 11/01/43	50	70,108
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	224	199,171
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)(a)	305	421,420
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)(a)	65	65,364
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)(a)	125	127,315
4.09%, 10/01/48 (Call 04/01/48)	50	58,162
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	129	165,812
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	25	24,790
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)(a)	240	271,125
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	365	431,200
Roche Holdings Inc., 4.00%, 11/28/44 (Call 05/28/44)(a)(b)	261	311,292
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	50	52,604
3.95%, 07/01/46 (Call 07/01/45)	350	392,727
Seattle Children’s Hospital, 2.72%, 10/01/50 (Call 10/01/49)	50	46,215
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	50	46,039
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)(a)	360	435,339
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	307	328,214
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	496	568,831
Sutter Health
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)(a)	548	626,425
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	125	126,250
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	184	187,007
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)(a)	140	121,345
4.33%, 11/15/55(a)	25	31,176
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)(a)	90	94,966
5.75%, 11/15/38 (Call 11/15/28)	375	442,806
6.02%, 11/15/48(a)	481	582,587

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Trinity Health Corp. 2.63%, 12/01/40 (Call 06/01/40)	$400	$386,165
4.13%, 12/01/45(a)	105	125,523
Series 2019, 3.43%, 12/01/48	345	359,923
UnitedHealth Group Inc. 2.75%, 05/15/40 (Call 11/15/39)	1,120	1,092,665
2.90%, 05/15/50 (Call 11/15/49)	1,250	1,197,472
3.13%, 05/15/60 (Call 11/15/59)	945	925,145
3.50%, 08/15/39 (Call 02/15/39)	1,051	1,136,241
3.70%, 08/15/49 (Call 02/15/49)	950	1,040,586
3.75%, 10/15/47 (Call 04/15/47)	805	883,037
3.88%, 08/15/59 (Call 02/15/59)	1,325	1,478,378
3.95%, 10/15/42 (Call 04/15/42)(a)	622	708,198
4.20%, 01/15/47 (Call 07/15/46)	823	964,560
4.25%, 03/15/43 (Call 09/15/42)	680	802,714
4.25%, 04/15/47 (Call 10/15/46)	826	976,945
4.25%, 06/15/48 (Call 12/15/47)	1,047	1,239,720
4.38%, 03/15/42 (Call 09/15/41)	375	449,778
4.45%, 12/15/48 (Call 06/15/48)	1,020	1,248,051
4.63%, 07/15/35	838	1,022,854
4.63%, 11/15/41 (Call 05/15/41)(a)	485	600,143
4.75%, 07/15/45	1,100	1,389,454
5.70%, 10/15/40 (Call 04/15/40)	369	512,309
5.80%, 03/15/36	738	1,002,484
5.95%, 02/15/41 (Call 08/15/40)	400	565,440
6.50%, 06/15/37	586	854,342
6.63%, 11/15/37	561	830,445
6.88%, 02/15/38	75	113,466
West Virginia United Health System Obligated Group, 3.13%, 06/01/50 (Call 12/01/49)	175	168,905
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)(a)	210	257,316
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	75	71,111
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)(a)	160	142,560

		86,113,600

Holding Companies - Diversified — 0.1%
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49 (Call 03/06/49)(b)	1,000	1,022,357
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)(b)	275	408,656
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(b)	715	674,296

		2,105,309

Home Builders — 0.1%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	450	582,474
PulteGroup Inc. 6.00%, 02/15/35	15	19,127
6.38%, 05/15/33	415	536,512
7.88%, 06/15/32	235	331,890

		1,470,003

Home Furnishings — 0.1%
Whirlpool Corp. 4.50%, 06/01/46 (Call 12/01/45)	605	694,826
4.60%, 05/15/50 (Call 11/15/49)	483	572,907
5.15%, 03/01/43(a)	135	163,861

		1,431,594

Security	Par (000)	Value

Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	$469	$524,816
Kimberly-Clark Corp. 2.88%, 02/07/50 (Call 08/07/49)(a)	892	873,646
3.20%, 07/30/46 (Call 01/30/46)	431	447,622
3.70%, 06/01/43(a)	315	337,891
3.90%, 05/04/47 (Call 11/04/46)	325	374,767
6.63%, 08/01/37	710	1,069,031
SC Johnson & Son Inc. 4.75%, 10/15/46 (Call 04/15/46)(b)	815	1,026,144
4.80%, 09/01/40(b)	200	245,116

		4,899,033

Insurance — 5.1%
Aflac Inc. 4.00%, 10/15/46 (Call 04/15/46)(a)	271	305,502
4.75%, 01/15/49 (Call 07/15/48)	768	963,644
6.45%, 08/15/40(a)	131	180,067
AIA Group Ltd. 3.20%, 09/16/40 (Call 03/16/40)(b)	1,745	1,736,821
4.50%, 03/16/46 (Call 09/16/45)(b)	200	243,251
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)(b)	1,025	1,427,080
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)(a)	115	138,669
Allstate Corp. (The) 3.85%, 08/10/49 (Call 02/10/49)(a)	755	848,498
4.20%, 12/15/46 (Call 06/15/46)	693	817,313
4.50%, 06/15/43	686	838,847
5.35%, 06/01/33(a)	403	518,413
5.55%, 05/09/35	451	611,774
5.95%, 04/01/36	225	304,216
6.50%, 05/15/67 (Call 05/15/37)(a)(c)	135	175,069
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	625	711,936
American International Group Inc. 3.88%, 01/15/35 (Call 07/15/34)	926	1,012,087
4.38%, 06/30/50 (Call 12/30/49)	435	501,616
4.38%, 01/15/55 (Call 07/15/54)	910	1,039,795
4.50%, 07/16/44 (Call 01/16/44)	1,734	1,993,860
4.70%, 07/10/35 (Call 01/10/35)	370	435,149
4.75%, 04/01/48 (Call 10/01/47)	1,017	1,227,984
4.80%, 07/10/45 (Call 01/10/45)	975	1,171,454
6.25%, 05/01/36	995	1,345,325
8.18%, 05/15/68 (Call 05/15/38)(c)	295	416,992
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(b)	100	103,096
Aon Corp., 6.25%, 09/30/40	25	34,573
Aon PLC 4.25%, 12/12/42	297	331,418
4.45%, 05/24/43 (Call 02/24/43)	300	342,361
4.60%, 06/14/44 (Call 03/14/44)(a)	821	996,931
4.75%, 05/15/45 (Call 11/15/44)	497	617,642
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	501	626,225
Arch Capital Group Ltd. 3.64%, 06/30/50 (Call 12/30/49)	683	700,463
7.35%, 05/01/34	375	542,358
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	525	651,815
Assurant Inc., 6.75%, 02/15/34	318	397,798
AXIS Specialty Finance PLC, 5.15%, 04/01/45(a)	383	436,770
Berkshire Hathaway Finance Corp. 2.50%, 01/15/51 (Call 07/15/50)	885	786,634

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.85%, 10/15/50 (Call 04/15/50)	$1,183	$1,121,020
4.20%, 08/15/48 (Call 02/15/48)	1,940	2,284,265
4.25%, 01/15/49 (Call 07/15/48)	1,703	2,025,060
4.30%, 05/15/43(a)	542	652,447
4.40%, 05/15/42	700	851,103
5.75%, 01/15/40(a)	870	1,222,413
Berkshire Hathaway Inc., 4.50%, 02/11/43	876	1,082,922
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)(a)	921	958,177
Chubb Corp. (The), 6.00%, 05/11/37	210	294,527
Chubb INA Holdings Inc. 4.15%, 03/13/43	250	291,305
4.35%, 11/03/45 (Call 05/03/45)	860	1,042,138
Cincinnati Financial Corp., 6.13%, 11/01/34	170	227,840
Empower Finance 2020 LP, 3.08%, 09/17/51 (Call 03/17/51)(a)(b)	1,129	1,083,814
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)(a)	1,671	2,038,895
Everest Reinsurance Holdings Inc. 3.50%, 10/15/50 (Call 04/15/50)	165	165,836
4.87%, 06/01/44(a)	350	420,569
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33)(b)(c)	85	108,609
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(b)(c)	665	813,515
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(b)(c)	625	690,463
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)(b)	635	764,119
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)(b)	100	114,004
Guardian Life Insurance Co. of America (The) 3.70%, 01/22/70 (Call 07/22/69)(b)	185	184,201
4.85%, 01/24/77(b)	680	822,354
4.88%, 06/19/64(a)(b)	300	368,667
Hartford Financial Services Group Inc. (The) 3.60%, 08/19/49 (Call 02/19/49)	453	477,617
4.30%, 04/15/43	179	204,632
4.40%, 03/15/48 (Call 09/15/47)	540	631,143
5.95%, 10/15/36	541	721,004
6.10%, 10/01/41	260	361,802
6.63%, 03/30/40(a)	411	583,897
Liberty Mutual Group Inc. 3.95%, 10/15/50 (Call 04/15/50)(b)	1,301	1,364,921
3.95%, 05/15/60 (Call 11/15/59)(b)	1,275	1,312,538
4.85%, 08/01/44(b)	25	29,402
6.50%, 05/01/42(b)	100	138,462
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	160	244,333
Lincoln National Corp. 4.35%, 03/01/48 (Call 09/01/47)(a)	419	475,294
4.38%, 06/15/50 (Call 12/15/49)(a)	204	233,429
6.30%, 10/09/37	131	179,818
7.00%, 06/15/40	553	818,826
Loews Corp. 4.13%, 05/15/43 (Call 11/15/42)	155	171,195
6.00%, 02/01/35	604	800,015
Manulife Financial Corp., 5.38%, 03/04/46(a)	807	1,086,168
Markel Corp. 4.15%, 09/17/50 (Call 03/17/50)	563	640,263
4.30%, 11/01/47 (Call 05/01/47)	285	327,031

Security	Par (000)	Value

Insurance (continued)
5.00%, 03/30/43	$275	$321,282
5.00%, 04/05/46	425	533,611
5.00%, 05/20/49 (Call 11/20/48)	500	639,505
Marsh & McLennan Companies Inc. 4.20%, 03/01/48 (Call 09/01/47)(a)	740	868,369
4.35%, 01/30/47 (Call 07/30/46)	547	655,457
4.75%, 03/15/39 (Call 09/15/38)	265	332,282
4.90%, 03/15/49 (Call 09/15/48)	904	1,175,297
5.88%, 08/01/33	549	727,660
Massachusetts Mutual Life Insurance Co. 3.38%, 04/15/50(a)(b)	90	90,159
3.73%, 10/15/70(a)(b)	1,141	1,152,011
4.90%, 04/01/77(b)	555	680,105
5.08%, 02/15/69 (Call 02/15/49)(c)	690	799,901
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	125	173,125
MetLife Inc. 4.05%, 03/01/45	726	837,514
4.13%, 08/13/42	692	803,290
4.60%, 05/13/46 (Call 11/13/45)	1,015	1,255,929
4.72%, 12/15/44	615	767,184
4.88%, 11/13/43	798	1,023,951
5.70%, 06/15/35(a)	828	1,123,592
5.88%, 02/06/41	1,030	1,445,787
6.38%, 06/15/34	991	1,403,896
6.40%, 12/15/66 (Call 12/15/31)	1,368	1,733,343
6.50%, 12/15/32(a)	860	1,208,660
10.75%, 08/01/69 (Call 08/01/34)	411	695,272
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(b)	75	99,685
Nationwide Financial Services Inc. 3.90%, 11/30/49 (Call 05/30/49)(a)(b)	909	964,300
5.30%, 11/18/44(a)(b)	505	615,958
6.75%, 05/15/87	16	19,600
Nationwide Mutual Insurance Co. 4.35%, 04/30/50 (Call 10/30/49)(b)	1,265	1,357,625
4.95%, 04/22/44(a)(b)	295	333,567
8.25%, 12/01/31(a)(b)	400	558,749
9.38%, 08/15/39(a)(b)	789	1,325,618
New York Life Insurance Co. 3.75%, 05/15/50 (Call 11/15/49)(a)(b)	684	734,625
4.45%, 05/15/69 (Call 11/15/68)(b)	967	1,168,985
5.88%, 05/15/33(a)(b)	985	1,271,110
6.75%, 11/15/39(a)(b)	950	1,394,293
Northwestern Mutual Life Insurance Co. (The) 3.45%, 03/30/51 (Call 09/30/50)(b)	55	55,877
3.63%, 09/30/59 (Call 03/30/59)(a)(b)	1,714	1,778,168
3.85%, 09/30/47 (Call 03/30/47)(b)	770	838,407
6.06%, 03/30/40(b)	579	797,198
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(b)	165	196,019
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(a)(b)	145	144,002
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)(c)	1,198	1,320,795
Pacific LifeCorp, 5.13%, 01/30/43(b)	100	121,452
Pacific LifeCorp. 3.35%, 09/15/50 (Call 03/15/50)(a)(b)	565	562,108
6.60%, 09/15/33(b)	25	34,564
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)	75	75,261

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Principal Financial Group Inc. 4.30%, 11/15/46 (Call 05/15/46)(a)	$393	$455,943
4.35%, 05/15/43	475	548,858
4.63%, 09/15/42	380	455,409
6.05%, 10/15/36	136	181,679
Progressive Corp. (The) 3.70%, 01/26/45	185	204,579
3.95%, 03/26/50 (Call 09/26/49)	555	642,962
4.13%, 04/15/47 (Call 10/15/46)	703	833,149
4.20%, 03/15/48 (Call 09/15/47)	646	771,755
4.35%, 04/25/44	221	266,069
6.25%, 12/01/32(a)	490	668,118
Prudential Financial Inc. 3.00%, 03/10/40 (Call 09/10/39)	685	686,135
3.70%, 03/13/51 (Call 09/13/50)	850	917,980
3.91%, 12/07/47 (Call 06/07/47)	646	719,025
3.94%, 12/07/49 (Call 06/07/49)	1,151	1,289,946
4.35%, 02/25/50 (Call 08/25/49)	1,124	1,334,789
4.42%, 03/27/48 (Call 09/27/47)	655	774,071
4.60%, 05/15/44	531	646,055
5.70%, 12/14/36	862	1,171,731
6.63%, 12/01/37	65	93,432
6.63%, 06/21/40	335	485,355
Series B, 5.75%, 07/15/33	100	129,739
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	115	134,507
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)(a)	280	330,502
Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	410	560,385
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	400	471,114
Teachers Insurance & Annuity Association of America 3.30%, 05/15/50 (Call 11/15/49)(a)(b)	1,245	1,231,360
4.27%, 05/15/47 (Call 11/15/46)(a)(b)	1,616	1,858,757
4.90%, 09/15/44(b)	1,562	1,945,581
6.85%, 12/16/39(b)	201	293,406
Transatlantic Holdings Inc., 8.00%, 11/30/39	354	534,624
Travelers Companies Inc. (The) 2.55%, 04/27/50 (Call 10/27/49)	696	637,000
3.75%, 05/15/46 (Call 11/15/45)	575	646,137
4.00%, 05/30/47 (Call 11/30/46)	482	562,879
4.05%, 03/07/48 (Call 09/07/47)	469	550,070
4.10%, 03/04/49 (Call 09/04/48)	524	621,857
4.30%, 08/25/45 (Call 02/25/45)	405	485,461
4.60%, 08/01/43	423	531,135
5.35%, 11/01/40	695	947,625
6.25%, 06/15/37(a)	687	985,718
6.75%, 06/20/36(a)	117	171,407
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	420	589,239
Trinity Acquisition PLC, 6.13%, 08/15/43	265	359,363
Unum Group 4.50%, 12/15/49 (Call 06/15/49)(a)	295	301,960
5.75%, 08/15/42	435	517,186
Validus Holdings Ltd., 8.88%, 01/26/40	70	110,412
Voya Financial Inc. 4.80%, 06/15/46(a)	100	122,173
5.70%, 07/15/43	597	789,522
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	135	171,524
Western & Southern Life Insurance Co. (The) 3.75%, 04/28/61 (Call 10/28/60)(b)	55	55,658
5.15%, 01/15/49 (Call 07/15/48)(a)(b)	105	126,833

Security	Par (000)	Value

Insurance (continued)
Willis North America Inc. 3.88%, 09/15/49 (Call 03/15/49)(a)	$326	$351,317
5.05%, 09/15/48 (Call 03/15/48)	515	653,598
WR Berkley Corp. 4.00%, 05/12/50 (Call 11/12/49)	730	805,345
4.75%, 08/01/44	485	579,754
6.25%, 02/15/37	30	38,621
XLIT Ltd. 5.25%, 12/15/43(a)	165	219,388
5.50%, 03/31/45	621	813,596

		125,560,440

Internet — 1.4%
Alibaba Group Holding Ltd. 3.15%, 02/09/51 (Call 08/09/50)	270	255,528
3.25%, 02/09/61 (Call 08/09/60)	270	254,218
4.00%, 12/06/37 (Call 06/06/37)	590	637,928
4.20%, 12/06/47 (Call 06/06/47)	1,615	1,793,862
4.40%, 12/06/57 (Call 06/06/57)	720	831,835
4.50%, 11/28/34 (Call 05/28/34)(a)	625	721,085
Alphabet Inc. 1.90%, 08/15/40 (Call 02/15/40)	1,356	1,195,628
2.05%, 08/15/50 (Call 02/15/50)(a)	2,323	1,948,561
2.25%, 08/15/60 (Call 02/15/60)	1,632	1,356,905
Amazon.com Inc. 2.50%, 06/03/50 (Call 12/03/49)	1,946	1,749,040
2.70%, 06/03/60 (Call 12/03/59)	2,097	1,887,098
3.88%, 08/22/37 (Call 02/22/37)	2,708	3,122,946
4.05%, 08/22/47 (Call 02/22/47)	2,139	2,528,398
4.25%, 08/22/57 (Call 02/22/57)	2,152	2,614,878
4.80%, 12/05/34 (Call 06/05/34)	1,617	2,050,212
4.95%, 12/05/44 (Call 06/05/44)	1,581	2,080,111
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	1,109	1,191,336
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	378	392,831
Prosus NV, 4.03%, 08/03/50 (Call 02/03/50)(b)	1,075	1,003,699
Tencent Holdings Ltd. 3.24%, 06/03/50 (Call 12/03/49)(b)	850	779,335
3.29%, 06/03/60 (Call 12/03/59)(b)	1,225	1,104,754
3.68%, 04/22/41 (Call 10/22/40)(b)	1,000	1,015,400
3.84%, 04/22/51 (Call 10/22/50)(b)	2,000	2,022,140
3.93%, 01/19/38 (Call 07/19/37)(a)(b)	800	842,552
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	265	299,102

		33,679,382

Iron & Steel — 0.2%
Nucor Corp. 2.98%, 12/15/55 (Call 06/15/55)(b)	1,371	1,263,550
4.40%, 05/01/48 (Call 11/01/47)	115	138,092
5.20%, 08/01/43 (Call 02/01/43)	12	15,545
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	260	248,386
Vale Overseas Ltd. 6.88%, 11/21/36	1,455	1,976,996
6.88%, 11/10/39	1,340	1,846,520
8.25%, 01/17/34	65	93,600
Vale SA, 5.63%, 09/11/42	405	502,200

		6,084,889

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	390	412,260

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging — 0.0%
Marriott International Inc./MD 4.50%, 10/01/34 (Call 04/01/34)	$280	$307,406
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	570	595,004

		902,410

Machinery — 0.6%
Caterpillar Inc. 3.25%, 09/19/49 (Call 03/19/49)	1,280	1,335,325
3.25%, 04/09/50 (Call 10/09/49)	1,006	1,049,108
3.80%, 08/15/42	1,041	1,195,431
4.30%, 05/15/44 (Call 11/15/43)	575	690,227
4.75%, 05/15/64 (Call 11/15/63)(a)	412	553,722
5.20%, 05/27/41	620	815,380
5.30%, 09/15/35(a)	86	110,996
6.05%, 08/15/36(a)	744	1,045,843
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	70	71,664
Deere & Co. 2.88%, 09/07/49 (Call 03/07/49)	905	887,880
3.75%, 04/15/50 (Call 10/15/49)	1,130	1,288,363
3.90%, 06/09/42 (Call 12/09/41)	762	890,769
Dover Corp. 5.38%, 10/15/35	640	808,161
5.38%, 03/01/41 (Call 12/01/40)(a)	470	579,719
Otis Worldwide Corp. 3.11%, 02/15/40 (Call 08/15/39)	645	649,723
3.36%, 02/15/50 (Call 08/15/49)	738	749,654
Rockwell Automation Inc. 4.20%, 03/01/49 (Call 09/01/48)(a)	701	836,298
6.25%, 12/01/37	25	34,701
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	488	560,442

		14,153,406

Manufacturing — 1.4%
3M Co. 3.13%, 09/19/46 (Call 03/19/46)	449	457,298
3.25%, 08/26/49 (Call 02/26/49)(a)	1,011	1,046,105
3.63%, 10/15/47 (Call 04/15/47)(a)	591	652,713
3.70%, 04/15/50 (Call 10/15/49)	650	727,145
3.88%, 06/15/44	150	166,912
4.00%, 09/14/48 (Call 03/14/48)	303	355,066
5.70%, 03/15/37(a)	140	185,581
Eaton Corp. 4.00%, 11/02/32	1,100	1,257,563
4.15%, 11/02/42	1,066	1,226,405
General Electric Co. 4.13%, 10/09/42	882	968,299
4.25%, 05/01/40 (Call 11/01/39)	1,358	1,517,598
4.35%, 05/01/50 (Call 11/01/49)	2,493	2,775,747
4.50%, 03/11/44	1,029	1,170,274
5.88%, 01/14/38	2,458	3,216,841
6.15%, 08/07/37	1,069	1,427,315
6.75%, 03/15/32	2,879	3,889,186
6.88%, 01/10/39	1,965	2,825,752
Illinois Tool Works Inc. 3.90%, 09/01/42 (Call 03/01/42)	1,199	1,385,816
4.88%, 09/15/41 (Call 03/15/41)	665	853,296
Parker-Hannifin Corp. 4.00%, 06/14/49 (Call 12/14/48)	922	1,044,898
4.10%, 03/01/47 (Call 09/01/46)	290	329,487
4.20%, 11/21/34 (Call 05/21/34)	810	933,784
4.45%, 11/21/44 (Call 05/21/44)	400	475,111

Security	Par (000)	Value

Manufacturing (continued)
6.25%, 05/15/38	$355	$491,048
Siemens Financieringsmaatschappij NV 2.88%, 03/11/41(a)(b)	265	262,144
3.30%, 09/15/46(a)(b)	845	878,057
4.20%, 03/16/47(b)	1,595	1,901,205
4.40%, 05/27/45(b)	1,348	1,646,464
Trane Technologies Global Holding Co. Ltd. 4.30%, 02/21/48 (Call 08/21/47)	175	200,140
5.75%, 06/15/43	571	792,055
Trane Technologies Luxembourg Finance SA 4.50%, 03/21/49 (Call 09/21/48)	265	317,889
4.65%, 11/01/44 (Call 05/01/44)	305	364,739

		35,741,933

Media — 5.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 02/01/32 (Call 11/01/31)	1,590	1,490,619
3.50%, 06/01/41 (Call 12/01/40)(a)	50	48,098
3.70%, 04/01/51 (Call 10/01/50)	1,874	1,763,063
3.85%, 04/01/61 (Call 10/01/60)	1,755	1,610,620
3.90%, 06/01/52 (Call 12/01/51)	278	270,037
4.80%, 03/01/50 (Call 09/01/49)	2,359	2,597,950
5.13%, 07/01/49 (Call 01/01/49)	1,010	1,155,137
5.38%, 04/01/38 (Call 10/01/37)	1,274	1,517,331
5.38%, 05/01/47 (Call 11/01/46)	2,370	2,780,947
5.75%, 04/01/48 (Call 10/01/47)	2,057	2,524,443
6.38%, 10/23/35 (Call 04/23/35)	2,608	3,400,608
6.48%, 10/23/45 (Call 04/23/45)	3,055	4,041,256
6.83%, 10/23/55 (Call 04/23/55)	117	166,715
Comcast Corp. 2.45%, 08/15/52 (Call 02/15/52)	1,350	1,161,746
2.65%, 08/15/62 (Call 02/15/62)(a)	1,100	962,264
2.80%, 01/15/51 (Call 07/15/50)	550	508,091
3.20%, 07/15/36 (Call 01/15/36)	1,050	1,101,308
3.25%, 11/01/39 (Call 05/01/39)	1,458	1,509,442
3.40%, 07/15/46 (Call 01/15/46)	1,220	1,265,078
3.45%, 02/01/50 (Call 08/01/49)	1,635	1,699,980
3.75%, 04/01/40 (Call 10/01/39)	1,519	1,675,815
3.90%, 03/01/38 (Call 09/01/37)	1,143	1,289,495
3.97%, 11/01/47 (Call 05/01/47)	1,822	2,050,236
4.00%, 08/15/47 (Call 02/15/47)	510	576,854
4.00%, 03/01/48 (Call 09/01/47)	1,055	1,193,370
4.00%, 11/01/49 (Call 05/01/49)	1,865	2,118,009
4.05%, 11/01/52 (Call 05/01/52)	625	716,058
4.20%, 08/15/34 (Call 02/15/34)	1,041	1,209,517
4.25%, 01/15/33	1,669	1,957,751
4.40%, 08/15/35 (Call 02/25/35)	895	1,059,297
4.50%, 01/15/43	545	654,852
4.60%, 10/15/38 (Call 04/15/38)	2,930	3,562,939
4.60%, 08/15/45 (Call 02/15/45)	1,565	1,918,264
4.65%, 07/15/42	1,075	1,320,648
4.70%, 10/15/48 (Call 04/15/48)	3,380	4,232,490
4.75%, 03/01/44	815	1,011,424
4.95%, 10/15/58 (Call 04/15/58)	2,412	3,217,608
5.65%, 06/15/35	821	1,097,690
6.40%, 05/15/38(a)	299	431,241
6.40%, 03/01/40	21	30,756
6.45%, 03/15/37	375	540,173
6.50%, 11/15/35	1,012	1,447,095
6.55%, 07/01/39	266	387,889

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.95%, 08/15/37	$698	$1,055,110
7.05%, 03/15/33	696	999,644
Cox Communications Inc. 2.95%, 10/01/50 (Call 04/01/50)(b)	645	587,685
4.50%, 06/30/43 (Call 12/30/42)(a)(b)	96	110,072
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	466	547,983
4.70%, 12/15/42(b)	556	654,398
4.80%, 02/01/35 (Call 08/01/34)(a)(b)	1,063	1,265,740
8.38%, 03/01/39(b)	936	1,542,917
Discovery Communications LLC 4.00%, 09/15/55 (Call 03/15/55)(b)	2,610	2,552,245
4.65%, 05/15/50 (Call 11/15/49)	577	639,106
4.88%, 04/01/43	60	68,995
4.95%, 05/15/42	50	57,831
5.00%, 09/20/37 (Call 03/20/37)(a)	75	88,792
5.20%, 09/20/47 (Call 03/20/47)	772	905,372
5.30%, 05/15/49 (Call 11/15/48)	1,058	1,266,425
6.35%, 06/01/40	445	594,613
Fox Corp. 5.48%, 01/25/39 (Call 07/25/38)	1,178	1,477,123
5.58%, 01/25/49 (Call 07/25/48)(a)	1,315	1,688,506
Grupo Televisa SAB 5.00%, 05/13/45 (Call 11/13/44)(a)	1,160	1,345,007
5.25%, 05/24/49 (Call 11/24/48)(a)	575	692,737
6.13%, 01/31/46 (Call 06/30/45)	200	265,242
6.63%, 01/15/40	391	524,108
NBCUniversal Media LLC 4.45%, 01/15/43(a)	1,045	1,253,450
5.95%, 04/01/41	1,021	1,432,921
6.40%, 04/30/40	240	352,051
Thomson Reuters Corp. 5.50%, 08/15/35(a)	700	886,765
5.65%, 11/23/43 (Call 05/23/43)(a)	330	423,959
5.85%, 04/15/40	250	332,190
Time Warner Cable LLC 4.50%, 09/15/42 (Call 03/15/42)	1,115	1,206,515
5.50%, 09/01/41 (Call 03/01/41)	1,195	1,430,970
5.88%, 11/15/40 (Call 05/15/40)	1,235	1,544,824
6.55%, 05/01/37	1,188	1,577,961
6.75%, 06/15/39(a)	1,089	1,484,141
7.30%, 07/01/38	1,193	1,692,734
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	1,010	1,492,261
TWDC Enterprises 18 Corp. 3.00%, 07/30/46(a)	425	418,055
3.70%, 12/01/42	622	680,061
4.13%, 06/01/44	442	512,118
4.38%, 08/16/41	380	452,979
Series B, 7.00%, 03/01/32	572	809,573
Series E, 4.13%, 12/01/41	555	638,103
ViacomCBS Inc. 4.20%, 05/19/32 (Call 02/19/32)	1,193	1,330,321
4.38%, 03/15/43	1,063	1,150,840
4.60%, 01/15/45 (Call 07/15/44)	985	1,097,260
4.85%, 07/01/42 (Call 01/01/42)(a)	407	470,468
4.90%, 08/15/44 (Call 02/15/44)	650	751,455
4.95%, 05/19/50 (Call 11/19/49)(a)	615	718,939
5.25%, 04/01/44 (Call 10/01/43)(a)	415	498,671
5.50%, 05/15/33(a)	140	171,313
5.85%, 09/01/43 (Call 03/01/43)	713	912,291
5.90%, 10/15/40 (Call 04/15/40)	295	373,727

Security	Par (000)	Value

Media (continued)
6.88%, 04/30/36	$980	$1,358,505
Walt Disney Co. (The) 2.75%, 09/01/49 (Call 03/01/49)(a)	1,400	1,306,014
3.50%, 05/13/40 (Call 11/13/39)	1,272	1,359,305
3.60%, 01/13/51 (Call 07/13/50)	2,471	2,659,755
3.80%, 05/13/60 (Call 11/13/59)(a)	1,369	1,505,542
4.63%, 03/23/40 (Call 09/23/39)(a)	830	1,015,748
4.70%, 03/23/50 (Call 09/23/49)	1,605	2,030,036
4.75%, 09/15/44 (Call 03/15/44)	774	972,138
4.75%, 11/15/46 (Call 05/15/46)	419	522,832
4.95%, 10/15/45 (Call 04/15/45)(a)	580	747,566
5.40%, 10/01/43	680	917,700
6.15%, 03/01/37	60	84,220
6.15%, 02/15/41(a)	74	107,186
6.20%, 12/15/34	990	1,375,586
6.40%, 12/15/35	927	1,326,233
6.55%, 03/15/33	320	446,900
6.65%, 11/15/37	1,113	1,648,145

		129,684,182

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 3.90%, 01/15/43 (Call 07/15/42)	651	705,503
4.20%, 06/15/35 (Call 12/15/34)	236	274,419
4.38%, 06/15/45 (Call 12/15/44)	341	393,931
Valmont Industries Inc. 5.00%, 10/01/44 (Call 04/01/44)	535	612,893
5.25%, 10/01/54 (Call 04/01/54)	81	92,875

		2,079,621

Mining — 1.6%
Anglo American Capital PLC, 3.95%, 09/10/50 (Call 03/10/50)(b)	390	402,504
Barrick Gold Corp. 5.25%, 04/01/42	646	813,887
6.45%, 10/15/35	325	439,019
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	200	271,190
Barrick North America Finance LLC 5.70%, 05/30/41	865	1,129,857
5.75%, 05/01/43	625	836,236
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	1,045	1,410,657
BHP Billiton Finance USA Ltd. 4.13%, 02/24/42	1,194	1,397,411
5.00%, 09/30/43	2,158	2,851,563
Corp. Nacional del Cobre de Chile 3.15%, 01/15/51 (Call 07/15/50)(b)	15	13,818
3.70%, 01/30/50 (Call 07/30/49)(b)	1,390	1,404,206
4.25%, 07/17/42(a)(b)	975	1,064,524
4.38%, 02/05/49 (Call 08/05/48)(b)	1,110	1,242,945
4.50%, 08/01/47 (Call 02/01/47)(b)	1,280	1,447,578
4.88%, 11/04/44(b)	785	929,393
5.63%, 09/21/35(b)	75	97,327
5.63%, 10/18/43(b)	1,000	1,289,170
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(b)	400	392,000
Glencore Canada Corp., 6.20%, 06/15/35	120	153,390
Glencore Finance Canada Ltd. 5.55%, 10/25/42(a)(b)	595	734,522
6.00%, 11/15/41(b)	213	268,440
6.90%, 11/15/37(a)(b)	340	457,926
Glencore Funding LLC, 3.88%, 04/27/51 (Call 10/27/50)(b)	75	74,589

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Indonesia Asahan Aluminium Persero PT 5.80%, 05/15/50 (Call 11/15/49)(b)	$200	$235,250
6.76%, 11/15/48(a)(b)	734	939,520
Industrias Penoles SAB de CV 4.75%, 08/06/50 (Call 02/06/50)(b)	415	426,931
5.65%, 09/12/49 (Call 03/12/49)(b)	500	577,900
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)	366	484,066
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)(b)	630	663,075
Newcrest Finance Pty Ltd. 4.20%, 05/13/50 (Call 11/13/49)(a)(b)	854	938,882
5.75%, 11/15/41(a)(b)	245	318,122
Newmont Corp. 4.88%, 03/15/42 (Call 09/15/41)	1,096	1,348,021
5.45%, 06/09/44 (Call 12/09/43)(a)	410	541,622
5.88%, 04/01/35	495	656,325
6.25%, 10/01/39	829	1,151,083
Rio Tinto Alcan Inc. 5.75%, 06/01/35	349	464,540
6.13%, 12/15/33(a)	1,086	1,504,558
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	1,038	1,366,842
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (Call 02/21/42)	814	954,409
4.75%, 03/22/42 (Call 09/22/41)	328	410,996
Southern Copper Corp. 5.25%, 11/08/42	775	944,760
5.88%, 04/23/45(a)	1,320	1,739,886
6.75%, 04/16/40(a)	1,160	1,616,236
7.50%, 07/27/35	850	1,216,771
Teck Resources Ltd. 5.20%, 03/01/42 (Call 09/01/41)(a)	345	391,664
5.40%, 02/01/43 (Call 08/01/42)	265	313,134
6.00%, 08/15/40 (Call 02/15/40)	415	508,253
6.13%, 10/01/35	145	180,375
6.25%, 07/15/41 (Call 01/15/41)(a)	542	687,972

		39,703,345

Oil & Gas — 6.0%
BG Energy Capital PLC, 5.13%, 10/15/41(b)	710	898,287
BP Capital Markets America Inc. 2.77%, 11/10/50 (Call 05/10/50)	1,717	1,520,133
2.94%, 06/04/51 (Call 12/04/50)	1,500	1,363,544
3.00%, 02/24/50 (Call 08/24/49)	1,660	1,533,091
3.38%, 02/08/61 (Call 08/08/60)	1,226	1,162,630
Burlington Resources LLC 5.95%, 10/15/36	542	723,010
7.20%, 08/15/31	495	698,700
7.40%, 12/01/31	335	481,233
Canadian Natural Resources Ltd. 4.95%, 06/01/47 (Call 12/01/46)	541	641,318
5.85%, 02/01/35	335	417,715
6.25%, 03/15/38	620	817,173
6.45%, 06/30/33	380	489,767
6.50%, 02/15/37	435	569,828
6.75%, 02/01/39	807	1,106,766
7.20%, 01/15/32	425	567,849
Cenovus Energy Inc. 5.25%, 06/15/37 (Call 12/15/36)	1,275	1,417,483
5.40%, 06/15/47 (Call 12/15/46)	255	290,009
6.75%, 11/15/39	740	937,202

Security	Par (000)	Value

Oil & Gas (continued)
Chevron Corp. 2.98%, 05/11/40 (Call 11/11/39)	$335	$337,283
3.08%, 05/11/50 (Call 11/11/49)	880	857,827
Chevron USA Inc. 2.34%, 08/12/50 (Call 02/12/50)	713	604,844
4.20%, 10/15/49 (Call 04/15/49)(a)	340	393,008
4.95%, 08/15/47 (Call 02/15/47)	485	617,119
5.05%, 11/15/44 (Call 05/15/44)	804	1,021,621
5.25%, 11/15/43 (Call 05/15/43)	1,017	1,329,353
6.00%, 03/01/41 (Call 09/01/40)	815	1,148,509
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	250	293,373
CNOOC Finance 2013 Ltd. 3.30%, 09/30/49 (Call 03/30/49)(a)	650	594,438
4.25%, 05/09/43	220	232,852
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	405	469,227
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45(a)	400	421,001
CNOOC Petroleum North America ULC 5.88%, 03/10/35	1,292	1,593,828
6.40%, 05/15/37	995	1,304,387
7.50%, 07/30/39(a)	660	979,839
7.88%, 03/15/32	200	281,945
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(b)	400	532,971
Conoco Funding Co., 7.25%, 10/15/31	530	753,172
ConocoPhillips 4.85%, 08/15/48 (Call 02/15/48)(b)	775	964,425
4.88%, 10/01/47 (Call 04/01/47)(a)(b)	727	906,801
5.90%, 10/15/32	556	727,804
5.90%, 05/15/38	573	770,270
6.50%, 02/01/39	2,328	3,340,958
ConocoPhillips Co. 4.30%, 11/15/44 (Call 05/15/44)	598	690,963
5.95%, 03/15/46 (Call 09/15/45)	290	409,279
Devon Energy Corp. 4.75%, 05/15/42 (Call 11/15/41)	844	910,801
5.00%, 06/15/45 (Call 12/15/44)	837	935,606
5.60%, 07/15/41 (Call 01/15/41)(a)	1,116	1,319,696
7.88%, 09/30/31	253	343,864
7.95%, 04/15/32	220	301,295
Diamondback Energy Inc., 4.40%, 03/24/51 (Call 09/24/50)	239	250,907
Ecopetrol SA 5.88%, 05/28/45(a)	1,465	1,558,921
7.38%, 09/18/43	865	1,071,475
Empresa Nacional del Petroleo, 4.50%, 09/14/47
(Call 03/14/47)(a)(b)	623	618,459
Eni SpA, 5.70%, 10/01/40(b)	300	364,532
EOG Resources Inc. 3.90%, 04/01/35 (Call 10/01/34)	664	724,640
4.95%, 04/15/50 (Call 10/15/49)(a)	832	1,031,542
5.10%, 01/15/36 (Call 07/15/35)	250	299,834
Equinor ASA 3.25%, 11/18/49 (Call 05/18/49)	480	480,865
3.63%, 04/06/40 (Call 10/06/39)	620	678,189
3.70%, 04/06/50 (Call 10/06/49)	963	1,042,251
3.95%, 05/15/43	858	963,846
4.25%, 11/23/41	665	765,725
4.80%, 11/08/43	541	665,079
5.10%, 08/17/40	853	1,089,657

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp. 3.00%, 08/16/39 (Call 02/16/39)	$799	$786,115
3.10%, 08/16/49 (Call 02/16/49)	1,484	1,432,393
3.45%, 04/15/51 (Call 10/15/50)	2,271	2,317,835
3.57%, 03/06/45 (Call 09/06/44)	1,202	1,249,153
4.11%, 03/01/46 (Call 09/01/45)	1,960	2,202,656
4.23%, 03/19/40 (Call 09/19/39)	2,160	2,469,580
4.33%, 03/19/50 (Call 09/19/49)	2,074	2,420,505
Gazprom PJSC Via Gaz Capital SA, 7.29%, 08/16/37(b)	1,200	1,668,000
Hess Corp. 5.60%, 02/15/41	1,031	1,208,310
5.80%, 04/01/47 (Call 10/01/46)	328	399,983
6.00%, 01/15/40	400	489,221
7.13%, 03/15/33	575	752,680
7.30%, 08/15/31	321	422,597
KazMunayGas National Co. JSC, 6.38%, 10/24/48(b)	1,515	1,946,284
Marathon Oil Corp. 5.20%, 06/01/45 (Call 12/01/44)	140	156,345
6.60%, 10/01/37	1,065	1,348,968
6.80%, 03/15/32	636	802,364
Marathon Petroleum Corp. 4.50%, 04/01/48 (Call 10/01/47)	673	723,035
4.75%, 09/15/44 (Call 03/15/44)	696	780,323
5.00%, 09/15/54 (Call 03/15/54)(a)	378	422,719
5.85%, 12/15/45 (Call 06/15/45)	420	512,381
6.50%, 03/01/41 (Call 09/01/40)	795	1,055,142
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	523	640,435
Pertamina Persero PT 4.15%, 02/25/60 (Call 08/25/59)(b)	400	388,057
4.18%, 01/21/50 (Call 07/21/49)(a)(b)	845	843,699
4.70%, 07/30/49(b)	955	1,002,643
5.63%, 05/20/43(a)(b)	1,105	1,275,365
6.00%, 05/03/42(a)(b)	895	1,069,466
6.45%, 05/30/44(b)	1,150	1,468,077
6.50%, 05/27/41(b)	375	475,289
6.50%, 11/07/48(a)(b)	880	1,139,487
Petroleos del Peru SA 4.75%, 06/19/32(b)	1,148	1,167,022
5.63%, 06/19/47(b)	995	1,024,850
Petronas Capital Ltd. 4.50%, 03/18/45(b)	1,325	1,579,802
4.55%, 04/21/50 (Call 10/21/49)(b)	2,495	2,947,295
4.80%, 04/21/60 (Call 10/21/59)(b)	765	965,782
Peugeot Invest, 6.80%, 09/15/37	593	738,606
Phillips 66 4.65%, 11/15/34 (Call 05/15/34)	949	1,108,725
4.88%, 11/15/44 (Call 05/15/44)	1,400	1,664,681
5.88%, 05/01/42	1,411	1,860,672
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(a)(b)	500	501,526
Saudi Arabian Oil Co. 3.25%, 11/24/50 (Call 05/24/50)(b)	2,814	2,584,053
3.50%, 11/24/70 (Call 05/24/70)(b)	240	219,188
4.25%, 04/16/39(b)	2,745	2,993,122
4.38%, 04/16/49(b)	2,650	2,912,244
Shell International Finance BV 3.13%, 11/07/49 (Call 05/07/49)(a)	1,025	1,001,322
3.25%, 04/06/50 (Call 10/06/49)	1,492	1,496,724
3.63%, 08/21/42(a)	583	635,517
3.75%, 09/12/46	1,034	1,123,403
4.00%, 05/10/46	1,860	2,089,144

Security	Par (000)	Value

Oil & Gas (continued)
4.13%, 05/11/35(a)	$1,433	$1,654,161
4.38%, 05/11/45	2,656	3,138,956
4.55%, 08/12/43	1,067	1,289,563
5.50%, 03/25/40	1,070	1,446,320
6.38%, 12/15/38	2,568	3,709,294
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	250	276,050
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	735	876,685
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(b)	250	319,129
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	55	59,717
Sinopec Group Overseas Development 2017 Ltd. 4.00%, 09/13/47(b)	670	718,562
4.25%, 04/12/47(b)	600	674,652
Sinopec Group Overseas Development 2018 Ltd. 3.35%, 05/13/50 (Call 11/13/49)(b)	1,000	956,299
3.68%, 08/08/49 (Call 02/08/49)(b)	885	905,991
4.60%, 09/12/48(b)	275	323,996
Suncor Energy Inc. 3.75%, 03/04/51 (Call 09/04/50)	236	236,031
4.00%, 11/15/47 (Call 05/15/47)	1,133	1,181,296
5.35%, 07/15/33	365	439,608
5.95%, 12/01/34	15	19,301
5.95%, 05/15/35	381	488,182
6.50%, 06/15/38	1,002	1,364,291
6.80%, 05/15/38	1,062	1,470,872
6.85%, 06/01/39	669	936,475
7.15%, 02/01/32	515	707,304
Thaioil Treasury Center Co. Ltd. 3.50%, 10/17/49(b)	175	153,066
3.75%, 06/18/50(b)	1,000	911,873
5.38%, 11/20/48(b)	600	684,036
Total Capital International SA 2.99%, 06/29/41 (Call 12/29/40)	945	919,301
3.13%, 05/29/50 (Call 11/29/49)	2,235	2,143,741
3.39%, 06/29/60 (Call 12/29/59)	867	847,419
3.46%, 07/12/49 (Call 01/12/49)	656	666,964
Valero Energy Corp. 4.90%, 03/15/45(a)	734	835,309
6.63%, 06/15/37	1,064	1,390,176
7.50%, 04/15/32	1,000	1,356,398
10.50%, 03/15/39	69	116,958
XTO Energy Inc., 6.75%, 08/01/37	25	35,726

		148,366,506

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	1,088	1,168,673
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,024	1,256,808
Halliburton Co. 4.50%, 11/15/41 (Call 05/15/41)	210	222,849
4.75%, 08/01/43 (Call 02/01/43)	1,050	1,135,493
4.85%, 11/15/35 (Call 05/15/35)	994	1,123,601
5.00%, 11/15/45 (Call 05/15/45)	1,086	1,229,619
6.70%, 09/15/38	836	1,099,126
7.45%, 09/15/39(a)	565	802,704
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)(a)	1,164	1,088,489

		9,127,362

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 0.1%
Packaging Corp. of America, 4.05%, 12/15/49
(Call 06/15/49)	$655	$740,362
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	734	923,722
WRKCo Inc. 3.00%, 06/15/33 (Call 03/15/33)	905	933,885
4.20%, 06/01/32 (Call 03/01/32)	579	661,571

		3,259,540

Pharmaceuticals — 6.9%
AbbVie Inc. 4.05%, 11/21/39 (Call 05/21/39)	3,315	3,701,572
4.25%, 11/21/49 (Call 05/21/49)	4,913	5,566,770
4.30%, 05/14/36 (Call 11/14/35)	1,007	1,154,117
4.40%, 11/06/42	1,777	2,055,519
4.45%, 05/14/46 (Call 11/14/45)	1,269	1,470,362
4.50%, 05/14/35 (Call 11/14/34)	2,313	2,712,283
4.55%, 03/15/35 (Call 09/15/34)	1,605	1,897,721
4.63%, 10/01/42 (Call 04/01/42)	400	469,993
4.70%, 05/14/45 (Call 11/14/44)	2,421	2,882,050
4.75%, 03/15/45 (Call 09/15/44)	999	1,191,837
4.85%, 06/15/44 (Call 12/15/43)	900	1,096,617
4.88%, 11/14/48 (Call 05/14/48)	1,610	1,987,334
AmerisourceBergen Corp. 4.25%, 03/01/45 (Call 09/01/44)	535	600,660
4.30%, 12/15/47 (Call 06/15/47)(a)	589	671,159
AstraZeneca PLC 2.13%, 08/06/50 (Call 02/06/50)(a)	600	486,570
4.00%, 09/18/42	893	1,005,987
4.38%, 11/16/45	935	1,095,105
4.38%, 08/17/48 (Call 02/17/48)(a)	644	754,583
6.45%, 09/15/37	2,475	3,560,849
Bayer U.S. Finance II LLC 3.95%, 04/15/45 (Call 10/15/44)(b)	590	606,266
4.20%, 07/15/34 (Call 01/15/34)(a)(b)	586	638,251
4.40%, 07/15/44 (Call 01/15/44)(a)(b)	829	922,311
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	1,052	1,212,892
4.65%, 11/15/43 (Call 05/15/43)(b)	125	135,941
4.70%, 07/15/64 (Call 01/15/64)(b)	735	832,003
4.88%, 06/25/48 (Call 12/25/47)(b)	1,655	1,983,163
5.50%, 07/30/35(b)	75	89,871
Becton Dickinson and Co. 3.79%, 05/20/50 (Call 11/20/49)	686	729,485
4.67%, 06/06/47 (Call 12/06/46)	1,465	1,749,525
4.69%, 12/15/44 (Call 06/15/44)	1,069	1,283,641
Bristol-Myers Squibb Co. 2.35%, 11/13/40 (Call 05/13/40)	600	555,698
2.55%, 11/13/50 (Call 05/13/50)	560	502,291
3.25%, 08/01/42	1,344	1,415,863
4.13%, 06/15/39 (Call 12/15/38)	2,276	2,659,035
4.25%, 10/26/49 (Call 04/26/49)(a)	2,971	3,525,600
4.35%, 11/15/47 (Call 05/15/47)	995	1,194,138
4.50%, 03/01/44 (Call 09/01/43)	1,090	1,334,693
4.55%, 02/20/48 (Call 08/20/47)	1,677	2,064,280
4.63%, 05/15/44 (Call 11/15/43)	59	72,955
5.00%, 08/15/45 (Call 02/15/45)	1,265	1,639,963
Cardinal Health Inc. 4.37%, 06/15/47 (Call 12/15/46)	601	661,555
4.50%, 11/15/44 (Call 05/15/44)	148	163,274
4.60%, 03/15/43	383	427,654
4.90%, 09/15/45 (Call 03/15/45)	554	652,663

Security	Par (000)	Value

Pharmaceuticals (continued)
Cigna Corp. 3.20%, 03/15/40 (Call 09/15/39)(a)	$520	$533,051
3.40%, 03/15/50 (Call 09/15/49)	1,415	1,404,525
3.40%, 03/15/51 (Call 09/15/50)	485	481,434
3.88%, 10/15/47 (Call 04/15/47)	1,003	1,075,480
4.80%, 08/15/38 (Call 02/15/38)	2,321	2,802,909
4.80%, 07/15/46 (Call 01/16/46)	1,228	1,492,274
4.90%, 12/15/48 (Call 06/15/48)	2,575	3,178,048
5.38%, 02/15/42 (Call 08/15/41)	400	491,522
6.13%, 11/15/41	205	283,271
CVS Health Corp. 2.70%, 08/21/40 (Call 02/21/40)	988	911,403
4.13%, 04/01/40 (Call 10/01/39)	968	1,069,868
4.25%, 04/01/50 (Call 10/01/49)(a)	893	1,005,124
4.78%, 03/25/38 (Call 09/25/37)	4,295	5,134,650
4.88%, 07/20/35 (Call 01/20/35)	910	1,084,690
5.05%, 03/25/48 (Call 09/25/47)	6,668	8,199,590
5.13%, 07/20/45 (Call 01/20/45)	2,915	3,627,337
5.30%, 12/05/43 (Call 06/05/43)	853	1,081,203
6.13%, 09/15/39(a)	23	30,857
Eli Lilly & Co. 2.25%, 05/15/50 (Call 11/15/49)	1,420	1,206,544
2.50%, 09/15/60 (Call 03/15/60)	914	783,551
3.70%, 03/01/45 (Call 09/01/44)	25	27,500
3.88%, 03/15/39 (Call 09/15/38)(a)	1,060	1,226,101
3.95%, 05/15/47 (Call 11/15/46)	725	824,478
3.95%, 03/15/49 (Call 09/15/48)	861	983,189
4.15%, 03/15/59 (Call 09/15/58)	1,085	1,297,520
5.95%, 11/15/37	50	69,366
GlaxoSmithKline Capital Inc. 4.20%, 03/18/43	644	770,122
5.38%, 04/15/34	660	879,198
6.38%, 05/15/38	2,087	3,037,959
Johnson & Johnson 2.10%, 09/01/40 (Call 03/01/40)	1,208	1,102,263
2.25%, 09/01/50 (Call 03/01/50)(a)	1,028	912,015
2.45%, 09/01/60 (Call 03/01/60)	817	725,193
3.40%, 01/15/38 (Call 07/15/37)	955	1,050,439
3.50%, 01/15/48 (Call 07/15/47)	811	897,528
3.55%, 03/01/36 (Call 09/01/35)	1,039	1,174,514
3.63%, 03/03/37 (Call 09/03/36)	1,465	1,654,066
3.70%, 03/01/46 (Call 09/01/45)	1,520	1,730,584
3.75%, 03/03/47 (Call 09/03/46)	780	895,759
4.38%, 12/05/33 (Call 06/05/33)	762	937,812
4.50%, 09/01/40	360	448,153
4.50%, 12/05/43 (Call 06/05/43)	350	438,813
4.85%, 05/15/41	336	432,139
4.95%, 05/15/33(a)	599	775,197
5.85%, 07/15/38	760	1,079,758
5.95%, 08/15/37	950	1,356,082
McKesson Corp. 4.88%, 03/15/44 (Call 09/15/43)(a)	625	758,035
6.00%, 03/01/41 (Call 09/01/40)	120	158,031
Mead Johnson Nutrition Co. 4.60%, 06/01/44 (Call 12/01/43)	523	657,153
5.90%, 11/01/39(a)	345	479,781
Merck & Co. Inc. 2.35%, 06/24/40 (Call 12/24/39)(a)	1,404	1,302,198
2.45%, 06/24/50 (Call 12/24/49)	921	813,058
3.60%, 09/15/42 (Call 03/15/42)	665	736,146

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 02/10/45 (Call 08/10/44)	$1,826	$2,029,110
3.90%, 03/07/39 (Call 09/07/38)	1,253	1,435,232
4.00%, 03/07/49 (Call 09/07/48)(a)	1,491	1,734,320
4.15%, 05/18/43	1,305	1,545,069
6.50%, 12/01/33	52	75,472
6.55%, 09/15/37(a)	75	111,562
Merck Sharp & Dohme Corp., 5.75%, 11/15/36(a)	25	34,634
Mylan Inc. 5.20%, 04/15/48 (Call 10/15/47)	892	1,036,079
5.40%, 11/29/43 (Call 05/29/43)(a)	500	609,317
Novartis Capital Corp. 2.75%, 08/14/50 (Call 02/14/50)	1,310	1,258,689
3.70%, 09/21/42	564	634,609
4.00%, 11/20/45 (Call 05/20/45)	1,177	1,377,452
4.40%, 05/06/44	1,611	1,988,975
Perrigo Finance Unlimited Co., 4.90%, 12/15/44 (Call 06/15/44)(a)	385	389,131
Pfizer Inc. 2.55%, 05/28/40 (Call 11/28/39)	800	768,407
2.70%, 05/28/50 (Call 11/28/49)(a)	1,015	947,774
3.90%, 03/15/39 (Call 09/15/38)(a)	885	1,012,304
4.00%, 12/15/36	915	1,072,524
4.00%, 03/15/49 (Call 09/15/48)	1,149	1,332,735
4.10%, 09/15/38 (Call 03/15/38)	620	725,954
4.13%, 12/15/46	970	1,140,202
4.20%, 09/15/48 (Call 03/15/48)	728	863,601
4.30%, 06/15/43	784	937,498
4.40%, 05/15/44	845	1,025,751
5.60%, 09/15/40	460	638,267
7.20%, 03/15/39	2,261	3,581,076
Takeda Pharmaceutical Co. Ltd. 3.03%, 07/09/40 (Call 01/09/40)	1,740	1,701,108
3.18%, 07/09/50 (Call 01/09/50)	1,440	1,369,885
3.38%, 07/09/60 (Call 01/09/60)	965	930,349
Utah Acquisition Sub Inc., 5.25%, 06/15/46
(Call 12/15/45)	960	1,120,461
Viatris Inc. 3.85%, 06/22/40 (Call 12/22/39)(b)	897	913,505
4.00%, 06/22/50 (Call 12/22/49)(b)	1,661	1,650,878
Wyeth LLC 5.95%, 04/01/37	1,641	2,284,168
6.00%, 02/15/36	523	731,124
6.50%, 02/01/34	748	1,073,055
Zoetis Inc. 3.00%, 05/15/50 (Call 11/15/49)	205	197,391
3.95%, 09/12/47 (Call 03/12/47)	566	632,768
4.45%, 08/20/48 (Call 02/20/48)	335	402,400
4.70%, 02/01/43 (Call 08/01/42)	1,015	1,245,895

		169,480,311

Pipelines — 4.2%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)(b)	1,857	2,126,636
Cameron LNG LLC 3.30%, 01/15/35 (Call 09/15/34)(b)	1,500	1,567,758
3.40%, 01/15/38 (Call 07/15/37)(b)	350	362,152
3.70%, 01/15/39 (Call 07/15/38)(b)	725	781,924
Colonial Pipeline Co. 4.25%, 04/15/48 (Call 10/15/47)(b)	715	802,547
7.63%, 04/15/32(b)	85	122,734
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	590	749,302

Security	Par (000)	Value

Pipelines (continued)
El Paso Natural Gas Co. LLC, 8.38%, 06/15/32	$50	$72,092
Enable Midstream Partners LP, 5.00%, 05/15/44
(Call 11/15/43)	350	350,315
Enbridge Energy Partners LP 5.50%, 09/15/40 (Call 03/15/40)	438	536,083
7.38%, 10/15/45 (Call 04/15/45)	569	847,133
Series B, 7.50%, 04/15/38	115	161,862
Enbridge Inc. 4.00%, 11/15/49 (Call 05/15/49)	500	519,523
4.50%, 06/10/44 (Call 12/10/43)	435	486,965
5.50%, 12/01/46 (Call 05/29/46)	725	914,178
Energy Transfer LP 4.90%, 03/15/35 (Call 09/15/34)	565	618,049
4.95%, 01/15/43 (Call 07/15/42)	450	467,993
5.00%, 05/15/50 (Call 11/15/49)	1,840	1,939,097
5.15%, 02/01/43 (Call 08/01/42)	470	486,365
5.15%, 03/15/45 (Call 09/15/44)	971	1,027,986
5.30%, 04/01/44 (Call 10/01/43)	691	730,944
5.30%, 04/15/47 (Call 10/15/46)	850	903,852
5.35%, 05/15/45 (Call 11/15/44)	767	819,488
5.40%, 10/01/47 (Call 04/01/47)	415	451,055
5.95%, 10/01/43 (Call 04/01/43)	480	543,000
6.00%, 06/15/48 (Call 12/15/47)	877	1,012,027
6.05%, 06/01/41 (Call 12/01/40)	245	286,160
6.10%, 02/15/42	240	276,467
6.13%, 12/15/45 (Call 06/15/45)	908	1,054,258
6.25%, 04/15/49 (Call 10/15/48)	1,485	1,782,127
6.50%, 02/01/42 (Call 08/01/41)	740	897,072
6.63%, 10/15/36	374	466,295
7.50%, 07/01/38	635	848,437
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	473	545,663
Enterprise Products Operating LLC 3.20%, 02/15/52 (Call 08/15/51)	1,280	1,179,346
3.70%, 01/31/51 (Call 07/31/50)	1,085	1,083,444
3.95%, 01/31/60 (Call 07/31/59)	1,074	1,077,099
4.20%, 01/31/50 (Call 07/31/49)	1,105	1,185,152
4.25%, 02/15/48 (Call 08/15/47)	958	1,033,739
4.45%, 02/15/43 (Call 08/15/42)	930	1,043,556
4.80%, 02/01/49 (Call 08/01/48)	1,065	1,241,445
4.85%, 08/15/42 (Call 02/15/42)	793	929,164
4.85%, 03/15/44 (Call 09/15/43)	1,135	1,325,068
4.90%, 05/15/46 (Call 11/15/45)	921	1,079,566
4.95%, 10/15/54 (Call 04/15/54)	255	302,162
5.10%, 02/15/45 (Call 08/15/44)	1,080	1,293,320
5.70%, 02/15/42	234	304,367
5.95%, 02/01/41	650	858,437
6.13%, 10/15/39	845	1,134,347
6.45%, 09/01/40	75	104,100
7.55%, 04/15/38	285	423,884
Series D, 6.88%, 03/01/33	503	690,607
Series H, 6.65%, 10/15/34	201	268,712
Series J, 5.75%, 03/01/35	75	92,488
Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/40(a)(b)	2,500	2,444,098
3.25%, 09/30/40(b)	1,000	979,250
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45 (Call 04/15/45)(b)	200	246,550
Kinder Morgan Energy Partners LP 4.70%, 11/01/42 (Call 05/01/42)	710	788,084
5.00%, 08/15/42 (Call 02/15/42)	595	684,034

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.00%, 03/01/43 (Call 09/01/42)	$600	$687,126
5.40%, 09/01/44 (Call 03/01/44)	670	800,698
5.50%, 03/01/44 (Call 09/01/43)	740	895,007
5.63%, 09/01/41	94	113,715
5.80%, 03/15/35	450	558,716
6.38%, 03/01/41	735	959,033
6.50%, 02/01/37	200	260,896
6.50%, 09/01/39	533	708,238
6.55%, 09/15/40	377	511,565
6.95%, 01/15/38	1,125	1,532,348
7.30%, 08/15/33	81	111,874
7.50%, 11/15/40	360	506,772
7.75%, 03/15/32	290	401,438
Kinder Morgan Inc. 3.25%, 08/01/50 (Call 02/01/50)	665	605,133
3.60%, 02/15/51 (Call 08/15/50)	400	383,472
5.05%, 02/15/46 (Call 08/15/45)	946	1,089,846
5.20%, 03/01/48 (Call 09/01/47)(a)	213	252,791
5.30%, 12/01/34 (Call 06/01/34)	1,090	1,308,058
5.55%, 06/01/45 (Call 12/01/44)	1,467	1,790,662
7.75%, 01/15/32	1,167	1,645,173
Magellan Midstream Partners LP 3.95%, 03/01/50 (Call 09/01/49)	935	948,793
4.20%, 03/15/45 (Call 09/15/44)	155	157,787
4.20%, 10/03/47 (Call 04/03/47)	188	198,801
4.25%, 09/15/46 (Call 03/15/46)	450	475,367
4.85%, 02/01/49 (Call 08/01/48)	858	986,062
5.15%, 10/15/43 (Call 04/15/43)	560	664,540
6.40%, 05/01/37	25	31,513
MPLX LP 4.50%, 04/15/38 (Call 10/15/37)	1,372	1,506,844
4.70%, 04/15/48 (Call 10/15/47)	1,452	1,588,023
4.90%, 04/15/58 (Call 10/15/57)	407	453,582
5.20%, 03/01/47 (Call 09/01/46)	954	1,116,268
5.20%, 12/01/47 (Call 06/01/47)	386	447,764
5.50%, 02/15/49 (Call 08/15/48)	1,029	1,250,816
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	553	743,009
Northern Natural Gas Co. 3.40%, 10/16/51 (Call 04/16/51)	200	198,779
4.10%, 09/15/42 (Call 03/15/42)(b)	25	27,513
4.30%, 01/15/49 (Call 07/15/48)(b)	277	316,604
ONEOK Inc. 4.45%, 09/01/49 (Call 03/01/49)	832	866,754
4.50%, 03/15/50 (Call 09/15/49)(a)	135	140,727
4.95%, 07/13/47 (Call 01/06/47)	877	971,397
5.20%, 07/15/48 (Call 01/15/48)	794	908,366
6.00%, 06/15/35	269	320,660
7.15%, 01/15/51 (Call 07/15/50)(a)	275	377,212
ONEOK Partners LP 6.13%, 02/01/41 (Call 08/01/40)	633	767,270
6.20%, 09/15/43 (Call 03/15/43)	390	484,262
6.65%, 10/01/36	500	643,691
6.85%, 10/15/37	370	479,725
Phillips 66 Partners LP 4.68%, 02/15/45 (Call 08/15/44)	320	348,065
4.90%, 10/01/46 (Call 04/01/46)	750	842,345
Plains All American Pipeline LP/PAA Finance Corp. 4.30%, 01/31/43 (Call 07/31/42)	160	148,551
4.70%, 06/15/44 (Call 12/15/43)	602	583,521
4.90%, 02/15/45 (Call 08/15/44)	655	652,644

Security	Par (000)	Value

Pipelines (continued)
5.15%, 06/01/42 (Call 12/01/41)	$535	$548,343
6.65%, 01/15/37	504	599,397
Sabal Trail Transmission LLC 4.68%, 05/01/38 (Call 11/01/37)(b)	690	801,445
4.83%, 05/01/48 (Call 11/01/47)(a)(b)	100	117,656
Southern Natural Gas Co. LLC 4.80%, 03/15/47 (Call 09/15/46)(b)	160	188,453
8.00%, 03/01/32	375	526,609
Spectra Energy Partners LP 4.50%, 03/15/45 (Call 09/15/44)	611	683,642
5.95%, 09/25/43 (Call 03/25/43)	510	660,557
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	100	137,969
Texas Eastern Transmission LP, 4.15%, 01/15/48
(Call 07/15/47)(b)	583	613,309
TransCanada PipeLines Ltd. 4.63%, 03/01/34 (Call 12/01/33)	1,058	1,212,661
4.75%, 05/15/38 (Call 11/15/37)	460	532,312
4.88%, 05/15/48 (Call 11/15/47)	633	757,109
5.00%, 10/16/43 (Call 04/16/43)	694	824,604
5.10%, 03/15/49 (Call 09/15/48)(a)	926	1,156,995
5.60%, 03/31/34	185	228,512
5.85%, 03/15/36	515	664,167
6.10%, 06/01/40	704	927,636
6.20%, 10/15/37	833	1,099,234
7.25%, 08/15/38	599	873,456
7.63%, 01/15/39	1,086	1,629,912
Transcontinental Gas Pipe Line Co. LLC 4.45%, 08/01/42 (Call 02/01/42)	530	598,631
4.60%, 03/15/48 (Call 09/15/47)	535	623,574
5.40%, 08/15/41 (Call 02/15/41)	201	244,560
Williams Companies Inc. (The) 4.85%, 03/01/48 (Call 09/01/47)	705	800,297
4.90%, 01/15/45 (Call 07/15/44)	625	701,130
5.10%, 09/15/45 (Call 03/15/45)	923	1,070,743
5.40%, 03/04/44 (Call 09/04/43)	505	598,487
5.75%, 06/24/44 (Call 12/24/43)	571	709,273
5.80%, 11/15/43 (Call 05/15/43)	488	606,356
6.30%, 04/15/40	565	737,310
8.75%, 03/15/32	468	700,223

		104,293,936

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)(b)	35	40,971
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	300	392,778
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	591	743,739
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	550	685,683
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	478	491,083
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	896	906,141

		3,260,395

Real Estate Investment Trusts — 1.6%
Alexandria Real Estate Equities Inc. 1.88%, 02/01/33 (Call 11/01/32)	608	560,865
2.00%, 05/18/32 (Call 02/18/32)	233	221,262
3.00%, 05/18/51 (Call 11/18/50)	1,074	1,006,958
3.38%, 08/15/31 (Call 05/15/31)	335	359,618
4.00%, 02/01/50 (Call 08/01/49)	872	957,041

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.85%, 04/15/49 (Call 10/15/48)	$340	$416,176
American Tower Corp. 2.95%, 01/15/51 (Call 07/15/50)	710	645,424
3.10%, 06/15/50 (Call 12/15/49)	730	680,703
3.70%, 10/15/49 (Call 04/15/49)(a)	713	737,041
AvalonBay Communities Inc. 3.90%, 10/15/46 (Call 04/15/46)	381	426,374
4.15%, 07/01/47 (Call 01/01/47)	200	230,428
4.35%, 04/15/48 (Call 10/15/47)(a)	273	325,889
Boston Properties LP, 2.55%, 04/01/32 (Call 01/01/32)	579	559,939
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)(a)	375	391,835
Crown Castle International Corp. 2.90%, 04/01/41 (Call 10/01/40)	999	929,919
3.25%, 01/15/51 (Call 07/15/50)	323	305,064
4.00%, 11/15/49 (Call 05/15/49)	483	510,199
4.15%, 07/01/50 (Call 01/01/50)	836	903,739
4.75%, 05/15/47 (Call 11/15/46)	388	454,767
5.20%, 02/15/49 (Call 08/15/48)	492	609,859
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	585	549,381
Equinix Inc. 2.95%, 09/15/51 (Call 03/15/51)	650	593,621
3.00%, 07/15/50 (Call 01/15/50)	530	485,703
ERP Operating LP 4.00%, 08/01/47 (Call 02/01/47)	170	191,409
4.50%, 07/01/44 (Call 01/01/44)(a)	425	513,853
4.50%, 06/01/45 (Call 12/01/44)	715	854,081
Essex Portfolio LP 2.65%, 03/15/32 (Call 12/15/31)(a)	415	415,047
2.65%, 09/01/50 (Call 03/01/50)	406	346,775
4.50%, 03/15/48 (Call 09/15/47)	355	415,858
Federal Realty Investment Trust 3.63%, 08/01/46 (Call 02/01/46)(a)	495	496,397
4.50%, 12/01/44 (Call 06/01/44)(a)	484	556,369
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37
(Call 04/15/37)(b)	344	378,992
Healthpeak Properties Inc., 6.75%, 02/01/41
(Call 08/01/40)(a)	300	429,718
Kilroy Realty LP, 2.50%, 11/15/32 (Call 08/15/32)	712	683,298
Kimco Realty Corp. 3.70%, 10/01/49 (Call 04/01/49)	444	461,012
4.13%, 12/01/46 (Call 06/01/46)	96	106,147
4.25%, 04/01/45 (Call 10/01/44)	660	735,338
4.45%, 09/01/47 (Call 03/01/47)	333	383,216
National Retail Properties Inc. 3.10%, 04/15/50 (Call 10/15/49)	750	699,281
3.50%, 04/15/51 (Call 01/15/50)	360	359,442
4.80%, 10/15/48 (Call 04/25/48)	125	150,041
Omega Healthcare Investors Inc., 3.25%, 04/15/33
(Call 01/15/33)	111	108,246
Prologis LP 2.13%, 10/15/50 (Call 04/15/50)	617	510,171
3.00%, 04/15/50 (Call 10/15/49)	823	802,647
4.38%, 09/15/48 (Call 03/15/48)	335	406,106
Realty Income Corp. 1.80%, 03/15/33 (Call 12/15/32)	695	647,002
4.65%, 03/15/47 (Call 09/15/46)	670	828,363
5.88%, 03/15/35	25	32,934

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Regency Centers LP 4.40%, 02/01/47 (Call 08/01/46)	$495	$545,285
4.65%, 03/15/49 (Call 09/15/48)	139	157,649
Simon Property Group LP 3.25%, 09/13/49 (Call 03/13/49)(a)	1,174	1,130,899
3.80%, 07/15/50 (Call 01/15/50)(a)	572	605,445
4.25%, 10/01/44 (Call 04/01/44)	595	665,686
4.25%, 11/30/46 (Call 05/30/46)	285	319,856
4.75%, 03/15/42 (Call 09/15/41)	131	156,135
6.75%, 02/01/40 (Call 11/01/39)(a)	671	962,085
Spirit Realty LP, 2.70%, 02/15/32 (Call 11/15/31)	150	145,471
Trust Fibra Uno 6.39%, 01/15/50 (Call 07/28/49)(b)	600	684,306
6.95%, 01/30/44 (Call 07/30/43)(b)	200	238,502
UDR Inc. 1.90%, 03/15/33 (Call 12/15/32)	415	381,035
2.10%, 08/01/32 (Call 05/01/32)	250	236,096
2.10%, 06/15/33 (Call 03/15/33)	600	558,596
3.00%, 08/15/31 (Call 05/15/31)	275	282,838
3.10%, 11/01/34 (Call 08/01/34)(a)	393	402,948
Ventas Realty LP 4.88%, 04/15/49 (Call 10/15/48)(a)	223	260,175
5.70%, 09/30/43 (Call 03/30/43)	515	644,352
VEREIT Operating Partnership LP, 2.85%, 12/15/32 (Call 09/15/32)	975	1,005,460
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)(b)	385	390,977
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(a)(b)	405	422,257
Welltower Inc. 4.95%, 09/01/48 (Call 03/01/48)(a)	605	733,060
5.13%, 03/15/43 (Call 09/15/42)	85	101,054
6.50%, 03/15/41 (Call 09/15/40)(a)	495	685,103
Weyerhaeuser Co. 6.88%, 12/15/33	177	243,531
7.38%, 03/15/32	1,187	1,696,168
WP Carey Inc., 2.25%, 04/01/33 (Call 01/01/33)	938	884,882

		38,913,399

Retail — 2.8%
7-Eleven Inc. 2.50%, 02/10/41 (Call 09/10/40)(b)	1,219	1,109,427
2.80%, 02/10/51 (Call 08/10/50)	670	606,508
Alimentation Couche-Tard Inc. 3.80%, 01/25/50 (Call 07/25/49)(b)	903	935,400
4.50%, 07/26/47 (Call 01/26/47)(b)	555	632,110
Costco Wholesale Corp., 1.75%, 04/20/32 (Call 01/20/32)	1,431	1,379,627
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	391	427,078
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	661	741,318
Home Depot Inc. (The) 2.38%, 03/15/51 (Call 09/15/50)	1,020	890,247
3.13%, 12/15/49 (Call 06/15/49)(a)	1,142	1,156,725
3.30%, 04/15/40 (Call 10/15/39)	924	981,375
3.35%, 04/15/50 (Call 10/15/49)	1,380	1,456,487
3.50%, 09/15/56 (Call 03/15/56)(a)	867	933,031
3.90%, 06/15/47 (Call 12/15/46)	987	1,121,392
4.20%, 04/01/43 (Call 10/01/42)	1,031	1,225,662
4.25%, 04/01/46 (Call 10/01/45)	1,125	1,346,445
4.40%, 03/15/45 (Call 09/15/44)(a)	1,065	1,296,785
4.50%, 12/06/48 (Call 06/06/48)	1,321	1,654,555
4.88%, 02/15/44 (Call 08/15/43)	916	1,181,157
5.40%, 09/15/40 (Call 03/15/40)	373	499,325

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.88%, 12/16/36	$2,625	$3,639,807
5.95%, 04/01/41 (Call 10/01/40)	925	1,314,279
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	335	400,092
Lowe’s Companies Inc. 3.00%, 10/15/50 (Call 04/15/50)	1,858	1,753,131
3.50%, 04/01/51 (Call 10/01/50)	1,000	1,027,212
3.70%, 04/15/46 (Call 10/15/45)	1,229	1,301,466
4.05%, 05/03/47 (Call 11/03/46)	1,417	1,571,819
4.38%, 09/15/45 (Call 03/15/45)	588	676,516
4.55%, 04/05/49 (Call 10/05/48)	86	102,861
4.65%, 04/15/42 (Call 10/15/41)(a)	619	744,371
5.00%, 04/15/40 (Call 10/15/39)	265	331,603
5.00%, 09/15/43 (Call 03/15/43)	30	36,329
5.13%, 04/15/50 (Call 10/15/49)	35	46,398
5.50%, 10/15/35(a)	15	19,337
McDonald’s Corp. 3.63%, 05/01/43	696	734,382
3.63%, 09/01/49 (Call 03/01/49)(a)	1,478	1,553,054
3.70%, 02/15/42(a)	666	714,375
4.20%, 04/01/50 (Call 10/01/49)	752	866,292
4.45%, 03/01/47 (Call 09/01/46)	877	1,030,771
4.45%, 09/01/48 (Call 03/01/48)	705	836,200
4.60%, 05/26/45 (Call 11/26/44)	695	823,407
4.70%, 12/09/35 (Call 06/09/35)	748	899,296
4.88%, 07/15/40	305	377,784
4.88%, 12/09/45 (Call 06/09/45)	1,020	1,259,694
5.70%, 02/01/39	463	614,509
6.30%, 10/15/37	898	1,262,853
6.30%, 03/01/38	681	955,814
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	35	34,176
Starbucks Corp. 3.35%, 03/12/50 (Call 09/12/49)	549	540,747
3.50%, 11/15/50 (Call 05/15/50)	1,323	1,349,921
3.75%, 12/01/47 (Call 06/01/47)(a)	590	625,707
4.30%, 06/15/45 (Call 12/10/44)	415	469,446
4.45%, 08/15/49 (Call 02/15/49)	488	575,694
4.50%, 11/15/48 (Call 05/15/48)	811	955,404
Target Corp. 3.63%, 04/15/46	660	752,330
3.90%, 11/15/47 (Call 05/15/47)	592	704,824
4.00%, 07/01/42	641	773,916
6.50%, 10/15/37(a)	510	764,943
7.00%, 01/15/38	350	549,585
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)	229	289,653
TJX Companies Inc. (The), 4.50%, 04/15/50
(Call 10/15/49)	928	1,177,258
Walmart Inc. 2.95%, 09/24/49 (Call 03/24/49)	100	101,127
3.63%, 12/15/47 (Call 06/15/47)	708	793,072
3.95%, 06/28/38 (Call 12/28/37)	1,679	1,958,850
4.00%, 04/11/43 (Call 10/11/42)	460	540,086
4.05%, 06/29/48 (Call 12/29/47)	2,705	3,243,126
4.30%, 04/22/44 (Call 10/22/43)	535	658,764
4.75%, 10/02/43 (Call 04/02/43)(a)	385	476,924
5.00%, 10/25/40(a)	505	667,948
5.25%, 09/01/35	1,894	2,530,754
5.63%, 04/01/40(a)	1,050	1,469,808
5.63%, 04/15/41	978	1,384,617
6.20%, 04/15/38	545	796,315

Security	Par (000)	Value

Retail (continued)
6.50%, 08/15/37	$612	$917,113

		69,570,414

Semiconductors — 1.7%
Analog Devices Inc. 4.50%, 12/05/36 (Call 06/05/36)	295	334,127
5.30%, 12/15/45 (Call 06/15/45)	70	90,647
Applied Materials Inc. 2.75%, 06/01/50 (Call 12/01/49)	953	906,353
4.35%, 04/01/47 (Call 10/01/46)	873	1,066,962
5.10%, 10/01/35 (Call 04/01/35)	520	667,221
5.85%, 06/15/41	303	430,100
Broadcom Inc. 2.60%, 02/15/33 (Call 11/15/32)(b)	1,517	1,432,016
3.50%, 02/15/41 (Call 08/15/40)(b)	3,106	2,997,798
3.75%, 02/15/51 (Call 08/15/50)(a)(b)	1,926	1,860,428
4.30%, 11/15/32 (Call 08/15/32)	1,574	1,737,258
Intel Corp. 3.10%, 02/15/60 (Call 08/15/59)	418	400,122
3.25%, 11/15/49 (Call 05/15/49)	1,915	1,942,823
3.73%, 12/08/47 (Call 06/08/47)	1,920	2,090,414
4.00%, 12/15/32	1,280	1,491,512
4.10%, 05/19/46 (Call 11/19/45)	1,120	1,282,199
4.10%, 05/11/47 (Call 11/11/46)	854	977,598
4.25%, 12/15/42	300	351,118
4.60%, 03/25/40 (Call 09/25/39)	1,041	1,265,761
4.75%, 03/25/50 (Call 09/25/49)	1,295	1,641,258
4.80%, 10/01/41	535	673,482
4.90%, 07/29/45 (Call 01/29/45)(a)	606	770,693
4.95%, 03/25/60 (Call 09/25/59)	988	1,321,852
KLA Corp. 3.30%, 03/01/50 (Call 08/28/49)	550	547,770
5.00%, 03/15/49 (Call 09/15/48)	456	582,880
5.65%, 11/01/34 (Call 07/01/34)	334	420,807
Lam Research Corp. 2.88%, 06/15/50 (Call 12/15/49)	637	612,674
3.13%, 06/15/60 (Call 12/15/59)	660	650,095
4.88%, 03/15/49 (Call 09/15/48)	711	928,201
NVIDIA Corp. 3.50%, 04/01/50 (Call 10/01/49)	1,496	1,611,420
3.70%, 04/01/60 (Call 10/01/59)	765	844,565
QUALCOMM Inc. 1.65%, 05/20/32 (Call 02/20/32)	1,009	941,978
3.25%, 05/20/50 (Call 11/20/49)(a)	925	945,904
4.30%, 05/20/47 (Call 11/20/46)(a)	1,209	1,440,212
4.65%, 05/20/35 (Call 11/20/34)(a)	1,014	1,249,344
4.80%, 05/20/45 (Call 11/20/44)	1,303	1,656,558
Texas Instruments Inc. 3.88%, 03/15/39 (Call 09/15/38)	1,013	1,173,660
4.15%, 05/15/48 (Call 11/15/47)	1,377	1,664,035

		41,001,845

Software — 2.8%
Activision Blizzard Inc. 2.50%, 09/15/50 (Call 03/15/50)	1,040	890,781
4.50%, 06/15/47 (Call 12/15/46)	645	765,936
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	605	570,496
Fidelity National Information Services Inc. 3.10%, 03/01/41 (Call 09/01/40)	485	480,899
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	615	754,176
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,947	2,270,537

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Microsoft Corp. 2.53%, 06/01/50 (Call 12/01/49)	$6,895	$6,421,046
2.68%, 06/01/60 (Call 12/01/59)	2,953	2,727,943
2.92%, 03/17/52 (Call 09/17/51)	7,970	7,964,305
3.04%, 03/17/62 (Call 09/17/61)	2,399	2,394,245
3.45%, 08/08/36 (Call 02/08/36)	770	858,442
3.50%, 02/12/35 (Call 08/12/34)(a)	1,641	1,855,205
3.70%, 08/08/46 (Call 02/08/46)	380	436,123
3.75%, 02/12/45 (Call 08/12/44)	100	114,087
3.95%, 08/08/56 (Call 02/08/56)	76	90,628
4.10%, 02/06/37 (Call 08/06/36)	2,500	2,998,764
4.20%, 11/03/35 (Call 05/03/35)	200	241,461
4.25%, 02/06/47 (Call 08/06/46)	324	400,518
5.30%, 02/08/41	259	358,160
Oracle Corp. 3.60%, 04/01/40 (Call 10/01/39)	2,750	2,815,278
3.60%, 04/01/50 (Call 10/01/49)	3,502	3,453,570
3.65%, 03/25/41 (Call 09/25/40)	1,149	1,174,086
3.80%, 11/15/37 (Call 05/15/37)	1,611	1,710,021
3.85%, 07/15/36 (Call 01/15/36)	1,370	1,469,989
3.85%, 04/01/60 (Call 10/01/59)	3,323	3,332,911
3.90%, 05/15/35 (Call 11/15/34)	1,377	1,494,537
3.95%, 03/25/51 (Call 09/25/50)	1,285	1,336,964
4.00%, 07/15/46 (Call 01/15/46)	2,524	2,635,922
4.00%, 11/15/47 (Call 05/15/47)	2,079	2,174,325
4.10%, 03/25/61 (Call 09/25/60)	1,464	1,530,457
4.13%, 05/15/45 (Call 11/15/44)	1,670	1,775,896
4.30%, 07/08/34 (Call 01/08/34)	1,790	2,028,542
4.38%, 05/15/55 (Call 11/15/54)	1,369	1,508,669
4.50%, 07/08/44 (Call 01/08/44)	824	930,071
5.38%, 07/15/40	1,968	2,453,664
6.13%, 07/08/39	1,375	1,849,875
6.50%, 04/15/38	1,276	1,763,978

		68,032,507

Telecommunications — 7.2%
America Movil SAB de CV 4.38%, 07/16/42	988	1,140,221
4.38%, 04/22/49 (Call 10/22/48)	885	1,038,689
6.13%, 11/15/37(a)	136	185,399
6.13%, 03/30/40	2,056	2,845,874
6.38%, 03/01/35	245	343,433
AT&T Inc. 2.25%, 02/01/32 (Call 11/01/31)	1,822	1,727,372
2.55%, 12/01/33 (Call 09/01/33)(a)(b)	2,835	2,702,180
3.10%, 02/01/43 (Call 08/01/42)	2,120	1,961,165
3.30%, 02/01/52 (Call 08/01/51)	2,525	2,298,067
3.50%, 06/01/41 (Call 12/01/40)	3,064	3,017,333
3.50%, 09/15/53 (Call 03/15/53)(b)	6,388	5,876,087
3.50%, 02/01/61 (Call 08/01/60)(a)	1,295	1,178,888
3.55%, 09/15/55 (Call 03/15/55)(b)	6,639	6,115,362
3.65%, 06/01/51 (Call 12/01/50)	3,215	3,092,314
3.65%, 09/15/59 (Call 03/15/59)(b)	4,644	4,282,355
3.80%, 12/01/57 (Call 06/01/57)(b)	5,676	5,413,304
3.85%, 06/01/60 (Call 12/01/59)	1,521	1,459,582
4.30%, 12/15/42 (Call 06/15/42)	1,115	1,219,700
4.35%, 06/15/45 (Call 12/15/44)(a)	1,675	1,825,974
4.50%, 05/15/35 (Call 11/15/34)	2,535	2,874,318
4.50%, 03/09/48 (Call 09/09/47)	2,060	2,259,511
4.55%, 03/09/49 (Call 09/09/48)	143	157,993
4.65%, 06/01/44 (Call 12/01/43)	693	772,978

Security	Par (000)	Value

Telecommunications (continued)
4.75%, 05/15/46 (Call 11/15/45)	$1,812	$2,079,354
4.80%, 06/15/44 (Call 12/15/43)	115	132,625
4.85%, 03/01/39 (Call 09/01/38)(a)	1,521	1,772,546
4.85%, 07/15/45 (Call 01/15/45)	50	57,994
4.90%, 08/15/37 (Call 02/14/37)	1,310	1,552,056
4.90%, 06/15/42	620	720,607
5.15%, 03/15/42	45	54,105
5.15%, 11/15/46 (Call 05/15/46)(a)	200	242,269
5.15%, 02/15/50 (Call 08/14/49)	1,785	2,150,348
5.25%, 03/01/37 (Call 09/01/36)	1,740	2,118,061
5.35%, 09/01/40	1,560	1,922,235
5.45%, 03/01/47 (Call 09/01/46)(a)	425	531,304
5.55%, 08/15/41	25	31,375
5.65%, 02/15/47 (Call 08/15/46)	170	218,967
5.70%, 03/01/57 (Call 09/01/56)(a)	125	160,837
6.00%, 08/15/40 (Call 05/15/40)(a)	250	325,988
6.15%, 09/15/34	190	246,615
6.25%, 03/29/41	75	100,601
6.38%, 03/01/41	25	33,865
6.45%, 06/15/34(a)	200	260,331
Bell Canada 3.65%, 03/17/51 (Call 09/17/50)	30	31,094
4.30%, 07/29/49 (Call 01/29/49)(a)	427	491,424
4.46%, 04/01/48 (Call 10/01/47)	1,459	1,714,808
British Telecommunications PLC, 4.25%, 11/08/49
(Call 05/08/49)(b)	525	579,755
Cisco Systems Inc. 5.50%, 01/15/40	1,013	1,396,243
5.90%, 02/15/39	2,655	3,794,313
Corning Inc. 3.90%, 11/15/49 (Call 05/15/49)	524	578,959
4.38%, 11/15/57 (Call 05/15/57)	658	727,666
4.70%, 03/15/37	183	212,779
4.75%, 03/15/42	236	280,102
5.35%, 11/15/48 (Call 05/15/48)(a)	395	513,589
5.45%, 11/15/79 (Call 05/15/79)	882	1,131,102
5.75%, 08/15/40	340	442,512
5.85%, 11/15/68 (Call 05/15/68)	190	264,116
7.25%, 08/15/36 (Call 08/15/26)	150	185,735
Deutsche Telekom AG, 3.63%, 01/21/50
(Call 07/21/49)(a)(b)	902	929,934
Deutsche Telekom International Finance BV 4.75%, 06/21/38 (Call 12/21/37)(b)	580	690,742
4.88%, 03/06/42(b)	730	888,301
9.25%, 06/01/32	579	936,412
Motorola Solutions Inc., 5.50%, 09/01/44	470	582,839
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)(b)	680	802,230
Orange SA 5.38%, 01/13/42	891	1,172,607
5.50%, 02/06/44 (Call 08/06/43)	892	1,207,544
Rogers Communications Inc. 3.70%, 11/15/49 (Call 05/15/49)	930	944,317
4.30%, 02/15/48 (Call 08/15/47)	666	731,090
4.35%, 05/01/49 (Call 11/01/48)	819	909,951
4.50%, 03/15/43 (Call 09/15/42)	515	583,475
5.00%, 03/15/44 (Call 09/15/43)	941	1,132,442
5.45%, 10/01/43 (Call 04/01/43)(a)	471	596,167
7.50%, 08/15/38	315	471,377
SES SA, 5.30%, 04/04/43(a)(b)	225	250,842

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Telefonica Emisiones SA 4.67%, 03/06/38	$369	$420,265
4.90%, 03/06/48	1,150	1,317,592
5.21%, 03/08/47	1,445	1,711,878
5.52%, 03/01/49 (Call 09/01/48)	1,225	1,522,767
7.05%, 06/20/36	2,270	3,187,693
TELUS Corp. 4.30%, 06/15/49 (Call 12/15/48)(a)	205	233,791
4.60%, 11/16/48 (Call 05/16/48)(a)	803	954,335
T-Mobile USA Inc. 2.25%, 11/15/31 (Call 08/15/31)(b)	1,551	1,485,812
3.00%, 02/15/41 (Call 08/15/40)(b)	2,415	2,258,472
3.30%, 02/15/51 (Call 08/15/50)(b)	2,543	2,371,551
3.60%, 11/15/60 (Call 05/15/60)(b)	1,210	1,158,672
4.38%, 04/15/40 (Call 10/15/39)(b)	845	937,663
4.50%, 04/15/50 (Call 10/15/49)(b)	2,747	3,098,094
Verizon Communications Inc. 2.65%, 11/20/40 (Call 05/20/40)	2,622	2,429,188
2.88%, 11/20/50 (Call 05/20/50)	2,500	2,274,525
2.99%, 10/30/56 (Call 04/30/56)(b)	5,642	5,041,272
3.00%, 11/20/60 (Call 05/20/60)	2,181	1,947,489
3.40%, 03/22/41 (Call 09/22/40)	3,975	4,072,083
3.55%, 03/22/51 (Call 09/22/50)	4,096	4,161,005
3.70%, 03/22/61 (Call 09/22/60)	1,515	1,532,465
3.85%, 11/01/42 (Call 05/01/42)	1,465	1,597,394
4.00%, 03/22/50 (Call 09/22/49)(a)	1,860	2,030,548
4.13%, 08/15/46	1,120	1,253,135
4.27%, 01/15/36	2,915	3,358,542
4.40%, 11/01/34 (Call 05/01/34)	2,315	2,696,371
4.50%, 08/10/33	2,700	3,182,748
4.52%, 09/15/48(a)	3,410	4,031,780
4.67%, 03/15/55	1,310	1,606,509
4.75%, 11/01/41	553	667,488
4.81%, 03/15/39(a)	1,455	1,765,052
4.86%, 08/21/46	3,026	3,743,158
5.01%, 04/15/49	934	1,185,066
5.01%, 08/21/54	330	424,063
5.25%, 03/16/37(a)	1,007	1,283,145
5.85%, 09/15/35	320	429,656
6.40%, 09/15/33	50	67,256
Vodafone Group PLC 4.25%, 09/17/50	1,305	1,451,108
4.38%, 02/19/43	1,142	1,297,881
4.88%, 06/19/49	1,531	1,857,817
5.00%, 05/30/38	1,007	1,230,039
5.13%, 06/19/59(a)	719	890,983
5.25%, 05/30/48	2,029	2,562,931
6.15%, 02/27/37	1,261	1,698,275
6.25%, 11/30/32	530	701,824

		176,804,030

Toys, Games & Hobbies — 0.0%
Hasbro Inc. 5.10%, 05/15/44 (Call 11/15/43)(a)	325	371,195
6.35%, 03/15/40	518	682,702

		1,053,897

Transportation — 3.3%
Burlington Northern Santa Fe LLC 3.05%, 02/15/51 (Call 08/15/50)	240	235,585
3.30%, 09/15/51 (Call 03/15/51)	700	712,130

Security	Par (000)	Value

Transportation (continued)
3.55%, 02/15/50 (Call 08/15/49)	$255	$272,825
3.90%, 08/01/46 (Call 02/01/46)	865	964,352
4.05%, 06/15/48 (Call 12/15/47)	728	827,936
4.13%, 06/15/47 (Call 12/15/46)	443	508,649
4.15%, 04/01/45 (Call 10/01/44)	598	689,605
4.15%, 12/15/48 (Call 06/15/48)	700	813,107
4.38%, 09/01/42 (Call 03/01/42)	740	873,740
4.40%, 03/15/42 (Call 09/15/41)	450	532,313
4.45%, 03/15/43 (Call 09/15/42)	866	1,046,380
4.55%, 09/01/44 (Call 03/01/44)	851	1,039,493
4.70%, 09/01/45 (Call 03/01/45)	35	43,566
4.90%, 04/01/44 (Call 10/01/43)(a)	875	1,109,848
4.95%, 09/15/41 (Call 03/15/41)(a)	434	549,304
5.05%, 03/01/41 (Call 09/01/40)	361	457,336
5.15%, 09/01/43 (Call 03/01/43)(a)	690	906,658
5.40%, 06/01/41 (Call 12/01/40)	640	841,933
5.75%, 05/01/40 (Call 11/01/39)(a)	789	1,078,317
6.15%, 05/01/37	650	907,831
6.20%, 08/15/36	200	281,003
Canadian National Railway Co. 2.45%, 05/01/50 (Call 11/01/49)(a)	745	648,176
3.20%, 08/02/46 (Call 02/02/46)(a)	493	497,069
3.65%, 02/03/48 (Call 08/03/47)(a)	405	437,453
4.45%, 01/20/49 (Call 07/20/48)	641	778,195
4.50%, 11/07/43 (Call 05/07/43)	50	60,103
6.20%, 06/01/36	505	703,038
6.25%, 08/01/34(a)	238	334,190
6.38%, 11/15/37	519	732,533
6.71%, 07/15/36(a)	425	613,701
Canadian Pacific Railway Co. 4.80%, 09/15/35 (Call 03/15/35)	446	540,785
4.80%, 08/01/45 (Call 02/01/45)	440	549,093
5.75%, 03/15/33(a)	695	895,235
5.75%, 01/15/42(a)	75	100,335
5.95%, 05/15/37	281	382,881
6.13%, 09/15/2115 (Call 03/15/2115)	730	1,095,566
CSX Corp. 2.50%, 05/15/51 (Call 11/15/50)	418	360,188
3.35%, 09/15/49 (Call 03/15/49)	420	421,582
3.80%, 11/01/46 (Call 05/01/46)	723	782,644
3.80%, 04/15/50 (Call 10/15/49)	310	334,418
3.95%, 05/01/50 (Call 11/01/49)	565	630,761
4.10%, 03/15/44 (Call 09/15/43)	550	617,793
4.25%, 11/01/66 (Call 05/01/66)	667	781,192
4.30%, 03/01/48 (Call 09/01/47)	527	606,643
4.40%, 03/01/43 (Call 09/01/42)	405	465,478
4.50%, 03/15/49 (Call 09/15/48)	485	572,966
4.50%, 08/01/54 (Call 02/01/54)	366	441,178
4.65%, 03/01/68 (Call 09/01/67)	550	681,122
4.75%, 05/30/42 (Call 11/30/41)	561	684,680
4.75%, 11/15/48 (Call 05/15/48)	470	576,808
5.50%, 04/15/41 (Call 10/15/40)	210	276,374
6.00%, 10/01/36(a)	444	601,496
6.15%, 05/01/37	389	530,849
6.22%, 04/30/40	697	983,994
Empresa de los Ferrocarriles del Estado, 3.07%, 08/18/50 (Call 02/18/50)(b)	680	592,110
Empresa de Transporte de Pasajeros Metro SA 4.70%, 05/07/50 (Call 11/07/49)(b)	1,058	1,204,840
5.00%, 01/25/47 (Call 07/25/46)(a)(b)	200	232,000

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
FedEx Corp. 3.25%, 05/15/41 (Call 11/15/40)	$640	$635,482
3.88%, 08/01/42(a)	510	543,447
3.90%, 02/01/35	643	709,733
4.05%, 02/15/48 (Call 08/15/47)	1,079	1,172,872
4.10%, 04/15/43	592	651,635
4.10%, 02/01/45	478	523,153
4.40%, 01/15/47 (Call 07/15/46)	645	733,362
4.50%, 02/01/65(a)	75	82,643
4.55%, 04/01/46 (Call 10/01/45)	1,295	1,507,140
4.75%, 11/15/45 (Call 05/15/45)	995	1,192,361
4.90%, 01/15/34	710	862,672
4.95%, 10/17/48 (Call 04/17/48)	957	1,174,604
5.10%, 01/15/44(a)	865	1,073,406
5.25%, 05/15/50 (Call 11/15/49)	235	304,358
Kansas City Southern 3.50%, 05/01/50 (Call 11/01/49)	580	592,512
4.20%, 11/15/69 (Call 05/15/69)	516	567,181
4.30%, 05/15/43 (Call 11/15/42)(a)	560	628,576
4.70%, 05/01/48 (Call 11/01/47)	413	494,481
4.95%, 08/15/45 (Call 02/15/45)	215	268,208
Norfolk Southern Corp. 3.05%, 05/15/50 (Call 11/15/49)	1,078	1,033,330
3.16%, 05/15/55 (Call 11/15/54)	1,015	972,145
3.40%, 11/01/49 (Call 05/01/49)	165	167,399
3.94%, 11/01/47 (Call 05/01/47)	133	146,448
3.95%, 10/01/42 (Call 04/01/42)	615	685,748
4.05%, 08/15/52 (Call 02/15/52)(a)	1,133	1,263,923
4.10%, 05/15/49 (Call 11/15/48)(a)	535	603,078
4.15%, 02/28/48 (Call 08/28/47)	670	756,609
4.45%, 06/15/45 (Call 12/15/44)	710	831,254
4.65%, 01/15/46 (Call 07/15/45)	520	624,775
4.84%, 10/01/41(a)	565	696,482
Pelabuhan Indonesia II PT, 5.38%, 05/05/45(b)	390	464,650
Polar Tankers Inc., 5.95%, 05/10/37(b)	245	306,916
TTX Co. 4.20%, 07/01/46 (Call 01/01/46)(b)	250	283,552
4.60%, 02/01/49 (Call 08/01/48)(a)(b)	265	322,675
Union Pacific Corp. 2.97%, 09/16/62 (Call 03/16/62)(b)	1,140	1,034,418
3.25%, 02/05/50 (Call 08/05/49)	1,280	1,273,688
3.35%, 08/15/46 (Call 02/15/46)(a)	450	455,163
3.38%, 02/01/35 (Call 08/01/34)	898	967,110
3.55%, 08/15/39 (Call 02/15/39)(a)	976	1,049,520
3.60%, 09/15/37 (Call 03/15/37)	782	847,879
3.75%, 02/05/70 (Call 08/05/69)	455	472,294
3.80%, 10/01/51 (Call 04/01/51)	253	273,829
3.84%, 03/20/60 (Call 09/20/59)	598	637,953
3.88%, 02/01/55 (Call 08/01/54)	525	561,325
3.95%, 08/15/59 (Call 02/15/59)	433	467,693
4.00%, 04/15/47 (Call 10/15/46)	255	282,414
4.05%, 11/15/45 (Call 05/15/45)(a)	615	682,993
4.05%, 03/01/46 (Call 09/01/45)	605	679,199
4.10%, 09/15/67 (Call 03/15/67)	648	713,803
4.15%, 01/15/45 (Call 07/15/44)	255	282,302
4.30%, 03/01/49 (Call 09/01/48)	773	903,149
4.38%, 09/10/38 (Call 03/10/38)	751	887,095
4.38%, 11/15/65 (Call 05/15/65)(a)	471	545,457
4.50%, 09/10/48 (Call 03/10/48)	460	545,346

Security	Par/ Shares (000)	Value

Transportation (continued)
United Parcel Service Inc. 3.40%, 11/15/46 (Call 05/15/46)(a)	$150	$159,384
3.40%, 09/01/49 (Call 03/01/49)(a)	805	855,530
3.63%, 10/01/42	315	342,684
3.75%, 11/15/47 (Call 05/15/47)	1,098	1,231,393
4.25%, 03/15/49 (Call 09/15/48)	730	877,130
4.88%, 11/15/40 (Call 05/15/40)	595	754,242
5.20%, 04/01/40 (Call 10/01/39)	480	628,343
5.30%, 04/01/50 (Call 10/01/49)	1,078	1,498,228
6.20%, 01/15/38	1,461	2,099,155

		80,324,909

Trucking & Leasing — 0.0%
GATX Corp. 4.50%, 03/30/45 (Call 09/30/44)(a)	155	171,183
5.20%, 03/15/44 (Call 09/15/43)	234	291,902

		463,085

Water — 0.2%
American Water Capital Corp. 3.45%, 05/01/50 (Call 11/01/49)	310	320,974
3.75%, 09/01/47 (Call 03/01/47)	679	742,277
4.00%, 12/01/46 (Call 06/01/46)	365	413,600
4.15%, 06/01/49 (Call 12/01/48)	540	625,648
4.20%, 09/01/48 (Call 03/01/48)	599	700,157
4.30%, 12/01/42 (Call 06/01/42)	226	265,849
4.30%, 09/01/45 (Call 03/01/45)	506	595,250
6.59%, 10/15/37	507	737,776
Essential Utilities Inc. 3.35%, 04/15/50 (Call 10/15/49)	617	609,880
4.28%, 05/01/49 (Call 11/01/48)	610	699,607
Veolia Environnement SA, 6.75%, 06/01/38	118	166,937

		5,877,955

Total Corporate Bonds & Notes — 98.2% (Cost: $2,441,853,954)		2,422,468,308

Short-Term Investments

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)	144,538	144,610,523
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	15,377	15,377,000

		159,987,523

Total Short-Term Investments — 6.5% (Cost: $159,935,650)		159,987,523

Total Investments in Securities — 104.7% (Cost: $2,601,789,604)		2,582,455,831

Other Assets, Less Liabilities — (4.7)%		(114,767,561)

Net Assets — 100.0%		$2,467,688,270

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,422,468,308	$—	$2,422,468,308
Money Market Funds	159,987,523	—	—	159,987,523

	$159,987,523	$2,422,468,308	$—	$2,582,455,831

S C H E D U L E O F I N V E S T M E N T S

Statements of Assets and Liabilities (unaudited)

April 30, 2021

iShares 10+ Year Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,422,468,308
Affiliated(c)	159,987,523
Receivables:
Investments sold	13,198,814
Securities lending income — Affiliated	22,071
Dividends	228
Interest	24,482,958

Total assets	2,620,159,902

LIABILITIES
Bank overdraft	25,395
Collateral on securities loaned, at value	144,546,134
Payables:
Investments purchased	7,040,280
Capital shares redeemed	744,084
Investment advisory fees	115,739

Total liabilities	152,471,632

NET ASSETS	$2,467,688,270

NET ASSETS CONSIST OF:
Paid-in capital	$2,485,187,213
Accumulated loss	(17,498,943)

NET ASSETS	$2,467,688,270

Shares outstanding	36,600,000

Net asset value	$67.42

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$140,373,252
(b) Investments, at cost — Unaffiliated	$2,441,853,954
(c) Investments, at cost — Affiliated	$159,935,650

2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1018-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

•	iShares Interest Rate Hedged Emerging Markets Bond ETF | EMBH | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® Interest Rate Hedged Emerging Markets Bond ETF

Investment Objective

The iShares Interest Rate Hedged Emerging Markets Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, emerging market bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares J.P. Morgan USD Emerging Markets Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	8.39%	22.67%	3.74%	3.20%	22.67%	20.15%	19.94%

Fund Market	8.48	23.20	3.76	3.21	23.20	20.25	20.05

J.P. Morgan EMBI Global Core Swap Hedged Index	8.53	24.42	3.97	3.40	24.42	21.51	21.27

The inception date of the Fund was 7/22/15. The first day of secondary market trading was 7/23/15.

The J.P. Morgan EMBI Global Core Swap Hedged Index is an unmanaged index that consists of the J.P. Morgan EMBI® Global Core Index plus interest rate swaps that intend to hedge the interest rate exposure of the J.P. Morgan EMBI® Global Core Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$1,000.00	$1,083.90	$0.57		$1,000.00	$1,024.20	$0.55		0.11%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
Investment Companies	93.3%
Short-term Investments	1.9
Swaps, net cumulative appreciation	2.7
Other assets less liabilities	2.1

ALLOCATION BY CREDIT QUALITY (of the UNDERLYING FUND)

Credit Rating(a)	Percent of Total Investment(b)
Aa	5.6%
A	16.4
Baa	29.5
Ba	18.4
B	19.1
Caa	4.8
Ca	1.5
Not Rated	4.7

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) April 30, 2021	iShares® Interest Rate Hedged Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 93.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	50,558	$5,619,016

Total Investment Companies — 93.3% (Cost: $5,586,261)		5,619,016

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	110,000	110,000

Total Short-Term Investments — 1.9% (Cost: $110,000)		110,000

Total Investments in Securities — 95.2% (Cost: $5,696,261)		5,729,016

Other Assets, Less Liabilities — 4.8%		291,969

Net Assets — 100.0%		$6,020,985

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$193	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	60,000	(b)	—	—	—	110,000	110,000	49		—
iShares J.P. Morgan USD Emerging Markets Bond ETF	5,309,895	1,424,088		(1,165,794)	7,027	43,800	5,619,016	50,558	110,394		—

					$7,027	$43,800	$5,729,016		$110,636		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency
1.17%	Semi-annual	0.20%	Quarterly	N/A	12/08/21	$(1,438)	$(8,488)	$(847)	$(7,641)
2.38	Semi-annual	0.20	Quarterly	N/A	01/12/23	(377)	(13,684)	(12,132)	(1,552)
2.46	Semi-annual	0.20	Quarterly	N/A	01/12/25	(1,725)	(115,325)	(79,536)	(35,789)
0.49	Semi-annual	0.20	Quarterly	N/A	09/25/27	(72)	3,361	400	2,961
3.25	Semi-annual	0.20	Quarterly	N/A	10/18/28	(619)	(83,041)	(59,881)	(23,160)
0.77	Semi-annual	0.20	Quarterly	N/A	04/01/30	(1,206)	81,175	21,345	59,830
2.34	Semi-annual	0.20	Quarterly	N/A	12/08/36	(527)	(29,622)	(51,340)	21,718
0.86	Semi-annual	0.20	Quarterly	N/A	03/30/45	(605)	143,020	49,673	93,347

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Interest Rate Hedged Emerging Markets Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency

0.87%	Semi-annual	0.20%	Quarterly	N/A	03/30/50	$ (105)	$28,802	$3,652	$25,150
1.06	Semi-annual	0.20	Quarterly	N/A	09/18/50	(275)	64,452	36,789	27,663

							$70,650	$(91,877)	$162,527

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$111,859	$(203,736)	$230,669	$(68,142)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2021, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Interest Rate Contracts

Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$230,669

Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$68,142

(a)

Net cumulative appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts

Net Realized Gain (Loss) from:
Swaps	$20,194

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$280,215

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$6,453,833

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Interest Rate Hedged Emerging Markets Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$5,619,016	$—	$—	$5,619,016
Money Market Funds	110,000	—	—	110,000

	$5,729,016	$—	$—	$5,729,016

Derivative financial instruments(a)
Assets
Swaps	$—	$230,669	$—	$230,669
Liabilities
Swaps	—	(68,142)	—	(68,142)

	$—	$162,527	$—	$162,527

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

April 30, 2021

iShares Interest Rate Hedged Emerging Markets Bond ETF

ASSETS
Investments in securities, at value:
Affiliated(a)	$5,729,016
Cash	13,898
Cash pledged:
Centrally cleared swaps	281,000
Receivables:
Investments sold	346
Dividends	1

Total assets	6,024,261

LIABILITIES
Payables:
Variation margin on centrally cleared swaps	2,784
Investment advisory fees	492

Total liabilities	3,276

NET ASSETS	$6,020,985

NET ASSETS CONSIST OF:
Paid-in capital	$7,090,805
Accumulated loss	(1,069,820)

NET ASSETS	$6,020,985

Shares outstanding	250,000

Net asset value	$24.08

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Affiliated	$5,696,261

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	9

Statement of Operations (unaudited)

Six Months Ended April 30, 2021

iShares Interest Rate Hedged Emerging Markets Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$110,443
Securities lending income — Affiliated — net	193

Total investment income	110,636

EXPENSES
Investment advisory fees	21,698
Miscellaneous	173

Total expenses	21,871

Less:
Investment advisory fees waived	(18,805)

Total expenses after fees waived	3,066

Net investment income	107,570

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(2,570)
In-kind redemptions — Affiliated	9,597
Swaps	20,194

Net realized gain	27,221

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	43,800
Swaps	280,215

Net change in unrealized appreciation (depreciation)	324,015

Net realized and unrealized gain	351,236

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$458,806

See notes to financial statements.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Interest Rate Hedged Emerging Markets Bond ETF
	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$107,570	$240,993
Net realized gain (loss)	27,221	(787,956)
Net change in unrealized appreciation (depreciation)	324,015	255,566

Net increase (decrease) in net assets resulting from operations	458,806	(291,397)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(82,699)	(196,224)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	12,186	(1,213,129)

NET ASSETS
Total increase (decrease) in net assets	388,293	(1,700,750)
Beginning of period	5,632,692	7,333,442

End of period	$6,020,985	$5,632,692

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Financial Highlights

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Emerging Markets Bond ETF
	Six Months Ended 04/30/21 (unaudited	)	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$22.53		$24.44	$25.28	$26.44		$25.06	$24.20

Net investment income(a)	0.44		0.91	1.42	1.06		1.11	1.17
Net realized and unrealized gain (loss)(b)	1.44		(2.10)	(1.00)	(1.19)		1.24	0.61

Net increase (decrease) from investment operations	1.88		(1.19)	0.42	(0.13)		2.35	1.78

Distributions(c)
From net investment income	(0.33)		(0.72)	(1.26)	(1.03)		(0.97)	(0.89)
Return of capital	—		—	—	—		—	(0.03)

Total distributions	(0.33)		(0.72)	(1.26)	(1.03)		(0.97)	(0.92)

Net asset value, end of period	$24.08		$22.53	$24.44	$25.28		$26.44	$25.06

Total Return
Based on net asset value	8.39	%(d)	(4.84)%	1.72%	(0.51)%		9.57%	7.49%

Ratios to Average Net Assets
Total expenses(e)	0.76	%(f)	0.75%	0.75%	0.75%		0.75%	0.75%

Total expenses after fees waived(e)	0.11	%(f)	0.10%	0.10%	0.10%		0.10%	0.10%

Net investment income	3.72	%(f)	3.97%	5.71%	4.07%		4.32%	4.82%

Supplemental Data
Net assets, end of period (000)	$6,021		$5,633	$7,333	$13,902		$2,644	$2,506

Portfolio turnover rate(g)(h)	1	%(d)	4%	3%	0	%(i)	2%	3%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(i)	Rounds to less than 1%.

See notes to financial statements.

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Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification

Interest Rate Hedged Emerging Markets Bond	Diversified

Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedule of investments for the underlying fund are available on iShares.com and should be read in conjunction with the Fund’s financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (unaudited) (continued)

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the schedule of investments and cash deposited is shown as cash pledged for centrally cleared swaps on the statement of assets and liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the statement of assets and liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the statement of operations, including those at termination.

Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.75%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2022 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares J.P. Morgan USD Emerging Markets Bond ETF (“EMB”), after taking into account any fee waivers by EMB, plus 0.10%.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Interest Rate Hedged Emerging Markets Bond	$ 18,805

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2021, the Fund paid BTC $75 for securities lending agent services.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Interest Rate Hedged Emerging Markets Bond	$307,914	$64,373

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Interest Rate Hedged Emerging Markets Bond	$1,116,175	$1,101,421

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $1,308,164.

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Interest Rate Hedged Emerging Markets Bond	$5,705,291	$263,424	$(77,172)	$186,252

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future,

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20
iShares ETF	Shares	Amount	Shares	Amount
Interest Rate Hedged Emerging Markets Bond
Shares sold	50,000	$1,186,756	—	$—
Shares redeemed	(50,000)	(1,174,570)	(50,000)	(1,213,129)

Net increase (decrease)	—	$12,186	(50,000)	$(1,213,129)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Interest Rate Hedged Emerging Markets Bond ETF (the “Fund” or “ETF”), each a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Fund and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Interest Rate Hedged Emerging Markets Bond(a)	$0.287896	$—	$0.042901	$0.330797	87%	—%	13%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	19

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	21

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1019-0421

APRIL 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

•	iShares Bloomberg Roll Select Commodity Strategy ETF | CMDY | NYSE Arca

•	iShares Commodity Curve Carry Strategy ETF | CCRV | NYSE Arca

•	iShares Gold Strategy ETF | IAUF | Cboe BZX

•	iShares GSCI Commodity Dynamic Roll Strategy ETF | COMT | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2021	iShares® Bloomberg Roll Select Commodity Strategy ETF

Investment Objective

The iShares Bloomberg Roll Select Commodity Strategy ETF (the “Fund”) seeks to track the investment results of an index composed of a broad range of commodity exposures with enhanced roll selection, on a total return basis, as represented by the Bloomberg Roll Select Commodity Total Return Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Prior to 3/1/21, the Fund operated as a transparent active ETF. On 3/1/21, the Fund commenced operating as an index-based ETF and began to officially track the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	24.60%	42.91%	2.71%	42.91%	8.56%
Fund Market	24.67	43.23	2.79	43.23	8.83
Index	25.35	44.59	3.17	44.59	10.07

The inception date of the Fund was 4/3/18. The first day of secondary market trading was 4/5/18.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,246.00	$ 1.50		$ 1,000.00	$ 1,023.50	$ 1.35		0.27%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Commercial Paper	81.2%
Money Market Funds	10.6
U.S. Treasury Obligations	8.5
Cash	3.7
Futures	5.5
Other assets, less liabilities	(9.5)

COMMODITIES EXPOSURE

Sector Exposure(a)	Percent of Exposure

Energy Futures	32.0%
Agriculture Futures	31.3
Precious Metals Futures	15.6
Industrial Metals Futures	15.3
Livestock Futures	5.8

(a)	Represents the sector allocation of the Bloomberg Roll Select Commodity Total Return Index.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® Commodity Curve Carry Strategy ETF

Investment Objective

The iShares Commodity Curve Carry Strategy ETF (the “Fund”) seeks to track the investment results of an index composed of commodities with the top ten highest ranking roll yields, on a total return basis, selected from a broad commodity universe, as represented by the ICE BofA Commodity Enhanced Carry Total Return Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Prior to 3/1/21, the Fund operated as a transparent active ETF. On 3/1/21, the Fund commenced operating as an index-based ETF and began to officially track the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	26.38%	21.92%
Fund Market	26.16	21.78
Index	26.67	22.36

The inception date of the Fund was 9/1/20. The first day of secondary market trading was 9/3/20.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,263.80	$ 2.19		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
Commercial Paper	77.0%
Money Market Funds	18.3
U.S. Treasury Obligations	7.3
Cash	1.2
Commodity Swaps	18.3
Other assets, less liabilities	(22.1)

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets
U.S. Treasury Bills, 0.01%, 06/22/21	4.1%
Fidelity National Information Services Inc., 0.20%, 06/10/21	3.8
Erste Abwicklungsanstalt, 0.06%, 05/07/21	3.5
Swedbank AB, 0.07%, 05/10/21	3.5
Nationwide Building Society, 0.10%, 05/11/21	3.5

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2021	iShares® Gold Strategy ETF

Investment Objective

The iShares Gold Strategy ETF (the “Fund”) seeks to track the investment results of an index that provides exposure, on a total return basis, to the price performance of gold, as represented by the Bloomberg Composite Gold Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Prior to 3/1/21, the Fund operated as a transparent active ETF. On 3/1/21, the Fund commenced operating as an index-based ETF and began to officially track the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(6.53)%	1.97%	9.60%	1.97%	30.48%

Fund Market	(6.51)	2.06	9.60	2.06	30.47

Index	(6.39)	2.23	9.75	2.23	30.98

The inception date of the Fund was 6/6/18. The first day of secondary market trading was 6/8/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 934.70	$ 0.62		$ 1,000.00	$ 1,024.10	$ 0.65		0.13%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
Money Market Funds	78.0%
Grantor Trust	17.2
Cash	4.8
Futures	2.6
Other assets, less liabilities	(2.6)

COMMODITY-LINKED FUTURES

Sector Exposure(a)	Percent of Net Assets
Gold Futures	75.9%

(a)	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2021	iShares® GSCI Commodity Dynamic Roll Strategy

Investment Objective

The iShares GSCI Commodity Dynamic Roll Strategy ETF (the “Fund”) (formerly the iShares Commodities Select Strategy ETF) seeks to track the investment results of an index composed of a broad range of commodity exposures with enhanced roll selection, on a total return basis, as represented by the S&P GSCI Dynamic Roll (USD) Total Return Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Prior to 3/1/21, the Fund operated as a transparent active ETF. On 3/1/21, the Fund commenced operating as an index-based ETF and began to officially track the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	32.96%	45.55%	3.91%	(3.46)%	45.55%	21.15%	(20.56)%
Fund Market	33.37	45.46	3.90	(3.47)	45.46	21.08	(20.61)
Index	33.16	46.07	2.66	(6.60)	46.07	14.02	(36.03)

The inception date of the Fund was 10/15/14. The first day of secondary market trading was 10/16/14.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,329.60	$ 2.77		$ 1,000.00	$ 1,022.40	$ 2.41		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
Commercial Paper	79.7%
Money Market Funds	8.4
U.S. Treasury Obligations	8.1
Certificates of Deposit	2.3
Cash	5.6
Futures	6.2
Other assets, less liabilities	(10.3)

COMMODITY-LINKED FUTURES

Sector Exposure(a)	Percent of Net Assets
Energy Futures	31.6%
Precious Metals Futures	27.7
Agriculture Futures	20.8
Industrial Metals Futures	13.0
Livestock Futures	6.8

(a)	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) April 30, 2021	iShares® Bloomberg Roll Select Commodity Strategy ETF (Percentages shown are based on Net Assets)

Security	Par	Value

Short-Term Investments

Commercial Paper — 81.2%
Amcor Flexibles North America, 0.17%, 05/05/21(a)	$1,600,000	$1,599,962
American Electric Power Co. Inc., 0.24%, 07/09/21(a)	2,000,000	1,999,078
American Honda Finance Corp. 0.18%, 05/26/2021(a)	600,000	599,920
0.21%, 07/07/2021(a)	2,000,000	1,999,195
0.22%, 07/19/2021(a)	450,000	449,783
Antalis SA, 0.21%, 05/11/21(a)	1,500,000	1,499,959
BASF SE, 0.14%, 06/21/21(a)	2,600,000	2,599,485
Bell Canada, 0.12%, 05/17/21(a)	2,700,000	2,699,846
BNG Bank NV 0.06%, 05/03/2021(a)	250,000	249,999
0.07%, 05/11/2021(a)	1,500,000	1,499,970
Britannia Funding Co. LLC, 0.21%, 07/28/21(a)	600,000	599,705
Caisse Des Depots Et 0.06%, 05/05/2021(a)	900,000	899,993
0.08%, 06/03/2021(a)	1,500,000	1,499,882
Collateralized Commercial Paper Co., 0.23%, 05/18/21(a)	1,100,000	1,099,953
Electricite De France, 0.21%, 06/23/21(a)	600,000	599,810
Enel Finance America LLC, 0.24%, 07/12/21(a)	2,000,000	1,999,015
Federation Des Caisses, 0.08%, 05/26/21(a)	1,700,000	1,699,905
Federation des Caisses Desjardins du Quebec, 0.11%, 07/06/21(a)	1,000,000	999,792
Fidelity National Information Services Inc. 0.15%, 05/04/2021(a)	2,000,000	1,999,967
0.20%, 06/10/2021(a)	1,000,000	999,775
FMS Wertmanagement, 0.06%, 05/26/21(a)	2,000,000	1,999,918
Ionic Capital II Trust, 0.12%, 05/21/21(a)	300,000	299,978
Lime Funding LLC, 0.21%, 06/10/21(a)	800,000	799,864
Macquarie Bank Ltd., 0.08%, 05/11/21(a)	1,700,000	1,699,961
Manhattan Asset Funding, 0.15%, 06/04/21(a)	2,600,000	2,599,679
National Bank of Canada 0.11%, 07/01/2021(a)	1,700,000	1,699,675
0.12%, 07/22/2021(a)	1,200,000	1,199,674
Nationwide Building Society, 0.10%, 05/11/21(a)	2,500,000	2,499,927

Security	Par/ Shares	Value

Commercial Paper (continued)
NextEra Energy Capital Holdings Inc., 0.19%, 06/02/21(a)	$1,500,000	$1,499,746
Nieuw Amsterdam Receivables Corp., 0.17%, 07/27/21(a)	3,000,000	2,999,150
NRW. Bank, 0.05%, 05/05/21(a)	2,300,000	2,299,984
QUALCOMM Inc., 0.06%, 05/04/21(a)	2,500,000	2,499,983
Skandinaviska Enskilda Banken AB, 0.08%, 05/19/21(a)	2,200,000	2,199,907
Swedbank AB, 0.07%, 05/10/21(a)	1,600,000	1,599,969
United Overseas Bank Ltd., 0.07%, 05/14/21(a)	450,000	449,988
Unitedhealth Group Inc., 0.14%, 06/10/21(a)	1,200,000	1,199,811
Versailles Commercial Paper LLC 0.18%, 06/03/2021(a)	900,000	899,894
0.18%, 06/07/2021(a)	550,000	549,924
Victory Receivables Corp., 0.18%, 05/04/21(a)	1,500,000	1,499,991
VW Credit Inc., 0.16%, 05/18/21(a)	1,200,000	1,199,902

		59,291,919

U.S. Treasury Obligations — 8.5%
U.S. Treasury Bills 0.01%, 06/08/21(a)	5,000,000	4,999,950
0.01%, 06/22/21(a)	1,200,000	1,199,983

		6,199,933

Money Market Funds — 10.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	7,740,000	7,740,000

Total Short-Term Investments — 100.3% (Costs: $73,231,067)		73,231,852

Total Investments in Securities — 100.3% (Cost: $73,231,067)		73,231,852

Other Assets, Less Liabilities — (0.3)%		(232,211)

Net Assets — 100.0%		$72,999,641

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$5,970,000	$1,770,000	(a)	$—	$—	$—	$7,740,000	7,740,000	$1,709	$—

(a)	Represents net amount purchased (sold).

C O N S O L I D A T E D S C H E D U L E OF I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Bloomberg Roll Select Commodity Strategy ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Bloomberg Roll Select Commodity Index	3,050	06/16/21	$71,928	$4,021,230

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2021, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Commodity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$4,021,230

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2021, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Commodity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$7,874,851

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$4,246,725

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$54,311,609

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Commercial Paper	$—	$59,291,919	$—	$59,291,919
U.S. Treasury Obligations	—	6,199,933	—	6,199,933
Money Market Funds	7,740,000	—	—	7,740,000

	$7,740,000	$65,491,852	$—	$73,231,852

Derivative financial instruments(a)
Assets
Futures Contracts	$4,021,230	$—	$—	$4,021,230

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to Consolidated Financial Statements

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) April 30, 2021	iShares® Commodity Curve Carry Strategy ETF (Percentages shown are based on Net Assets)

Security	Par	Value

Short-Term Investments

Commercial Paper — 77.0%
Amcor Flexibles North America, 0.17%, 05/05/21(a)	$1,000,000	$999,976
American Electric Power Co. Inc., 0.24%, 07/09/21(a)	1,000,000	999,539
American Honda Finance Corp. 0.18%, 05/26/2021(a)	500,000	499,934
0.22%, 07/19/2021(a)	900,000	899,566
BASF SE, 0.14%, 06/21/21(a)	1,300,000	1,299,743
Bell Canada, 0.12%, 05/17/21(a)	250,000	249,986
Caisse Des Depots Et 0.06%, 05/05/2021(a)	900,000	899,992
0.08%, 06/03/2021(a)	500,000	499,961
Collateralized Commercial Paper Co. 0.21%, 06/16/2021(a)	250,000	249,964
0.23%, 05/18/2021(a)	1,200,000	1,199,949
Enel Finance America LLC, 0.24%, 07/12/21(a)	1,000,000	999,507
Erste Abwicklungsanstalt, 0.06%, 05/07/21(a)	1,300,000	1,299,985
Federation des Caisses Desjardins du Quebec, 0.11%, 07/06/21(a)	1,200,000	1,199,750
Fidelity National Information Services Inc., 0.20%, 06/10/21(a)	1,400,000	1,399,684
Ionic Capital II Trust, 0.12%, 05/21/21(a)	750,000	749,946
Lime Funding LLC, 0.21%, 06/10/21(a)	1,300,000	1,299,779
Macquarie Bank Ltd., 0.08%, 05/11/21(a)	1,250,000	1,249,971
Manhattan Asset Funding, 0.15%, 06/04/21(a)	1,300,000	1,299,839
Mizuho Bank Ltd., 0.09%, 05/24/21(a)	1,300,000	1,299,925
National Bank of Canada, 0.11%, 07/01/21(a)	1,300,000	1,299,751
Nationwide Building Society, 0.10%, 05/11/21(a)	1,300,000	1,299,962
Nieuw Amsterdam Receivables Corp., 0.17%, 07/27/21(a)	1,300,000	1,299,632
Swedbank AB, 0.07%, 05/10/21(a)	1,300,000	1,299,975

Security	Par/ Shares	Value

Commercial Paper (continued)
United Overseas Bank Ltd., 0.07%, 05/14/21(a)	$925,000	$924,975
Unitedhealth Group Inc., 0.14%, 06/10/21(a)	1,000,000	999,843
Versailles Commercial Paper LLC, 0.18%, 06/07/21(a)	275,000	274,962
Victory Receivables Corp., 0.18%, 05/04/21(a)	1,200,000	1,199,993
VW Credit Inc., 0.16%, 05/18/21(a)	1,200,000	1,199,902

		28,395,991
U.S. Treasury Obligations — 7.3%
U.S. Cash Management Bill, 0.01%, 06/01/21	425,000	424,997
U.S. Treasury Bills 0.01%, 06/08/21	750,000	749,992
0.01%, 06/22/21	1,500,000	1,499,979

		2,674,968
Money Market Funds — 18.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	6,750,000	6,750,000

Total Short-Term Investments — 102.6% (Costs: $37,820,509)		37,820,959

Total Investments in Securities — 102.6% (Cost: $37,820,509)		37,820,959

Other Assets, Less Liabilities — (2.6)%		(954,777)

Net Assets — 100.0%		$36,866,182

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$6,750,000	(a)	$—	$—	$—	$6,750,000	6,750,000	$318	$—

(a)	Represents net amount purchased (sold).

C O N S O L I D A T E D S C H E D U L E OF I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Commodity Curve Carry Strategy ETF

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Rate(a)	Frequency	Reference(b)	Frequency

0.09%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Citibank N.A.	N/A	09/01/21	10,058	$2,231,526	$(17,171)	$2,248,697
0.09%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	09/01/21	20,117	4,453,624	(43,771)	4,497,395

								$6,685,150	$(60,942)	$6,746,092

(a)	Represents 3-month Treasury Bill. Rate shown is the rate in effect as of period-end.
(b)	Please refer to the reference entity below for more details.

Reference Entity

The ICE BofA Commodity Enhanced Carry Total Return Index consists of futures contracts under each counterparty. The following table represents the individual long positions and related weighting of the future contracts underlying the ICE BofA Commodity Enhanced Carry Total Return Index as of April 30, 2021.

Futures contracts	Maturity date	Weight %

Brent Crude Oil	10/29/2021	24.8%

Copper	12/14/2021	14.6

Corn	12/14/2021	12.9

Gold	08/27/2021	11.4

RBOB Gasoline	11/30/2021	9.0

Soybeans	11/12/2021	7.9

WTI Crude Oil	11/19/2021	5.6

Wheat	12/14/2021	4.9

Nickel	12/14/2021	3.2

Sugar	02/28/2022	2.5

Lean Hogs	10/14/2021	2.2

Silver	09/28/2021	1.1

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Total Return Swaps	$—	$(60,942)	$6,746,092	$—

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2021, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Commodity Contracts

Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$6,746,092

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$60,942

For the six months ended April 30, 2021, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Commodity Contracts

Net Realized Gain (Loss) from:
Swaps	$(45,770)

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$7,774,822

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Commodity Curve Carry Strategy ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps:
Average notional value	$30,175,124

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Swaps - OTC(a)	$6,746,092	$60,942

Total derivative assets and liabilities in the Statement of Assets and Liabilities	6,746,092	60,942
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	6,746,092	60,942

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Cash Collateral Received (b)	Net Amount of Derivative Assets

Citibank N.A.	$2,248,697	$(17,171)	$(2,231,526)	$—
Merrill Lynch International	4,497,395	(43,771)	(4,453,624)	—

	$6,746,092	$(60,942)	$(6,685,150)	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities

Citibank N.A.	$17,171	$(17,171)	$—	$—
Merrill Lynch International	43,771	(43,771)	—	—

	$60,942	$(60,942)	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

C O N S O L I D A T E D S C H E D U L E OF I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Commodity Curve Carry Strategy ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Commercial Paper	$—	$28,395,991	$—	$28,395,991
U.S. Treasury Obligations	—	2,674,968	—	2,674,968
Money Market Funds	6,750,000	—	—	6,750,000

	$6,750,000	$31,070,959	$—	$37,820,959

Derivative financial instruments(a)
Assets
Swaps	$—	$6,746,092	$—	$6,746,092

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to Consolidated Financial Statements

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) April 30, 2021	iShares® Gold Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Grantor Trust

Grantor Trust — 17.2%
iShares Gold Trust(a)(b)	250,507	$4,221,043

Total Grantor Trust (Cost: $3,914,411)		4,221,043

Short-Term Investments

Money Market Funds — 78.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	19,067,000	19,067,000

Total Short-Term Investments — 78.0% (Costs: $19,067,000)		19,067,000

Total Investments in Securities — 95.2% (Cost: $22,981,411)		23,288,043

Other Assets, Less Liabilities — 4.8%		1,167,749

Net Assets — 100.0%		$24,455,792

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$17,047,000	$2,020,000	(a)	$—	$—	$—	$19,067,000	19,067,000	$3,026	$—
iShares Gold Trust	3,698,740	4,500,701		(3,572,195)	(166,233)	(239,970)	4,221,043	250,507	—	—

					$(166,233)	$(239,970)	$23,288,043		$3,026	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Gold 100 OZ	105	06/28/21	$18,561	$625,651

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Gold Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2021, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Commodity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$625,651

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2021, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Commodity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(2,615,283)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,319,617

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$17,437,253

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Grantor Trust	$4,221,043	$—	$—	$4,221,043
Money Market Funds	19,067,000	—	—	19,067,000

	$23,288,043	$—	$—	$23,288,043

Derivative financial instruments(a)
Assets
Futures Contracts	$625,651	$—	$—	$625,651

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to Consolidated Financial Statements

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) April 30, 2021	iShares® GSCI Commodity Dynamic Roll Strategy (Percentages shown are based on Net Assets)

Security	Par	Value

Short-Term Investments

Certificates of Deposit — 2.3%
Credit Suisse AG/New York NY 0.23%, 04/08/2022, (SOFR + 0.220%)(a)	$3,100,000	$3,096,756
0.24%, 02/15/2022	2,000,000	1,998,192
0.31%, 05/09/2022(a)	5,000,000	4,998,381
Standard Chartered Bank/New York, 0.21%, 09/03/21, (3 mo. LIBOR US + 0.020%)(a)	5,850,000	5,849,805

		15,943,134

Commercial Paper — 79.7%
ABN Amro Funding USA LLC, 0.13%, 06/01/21	15,000,000	14,998,240
Alinghi Funding Co., 0.29%, 10/15/21	20,000,000	19,984,133
Amcor Flexibles North America Inc., 0.17%, 05/04/21	9,500,000	9,499,821
American Electric Power Co. Inc., 0.24%, 07/09/21	5,300,000	5,297,558
American Honda Finance Corp. 0.18%, 05/26/2021	14,700,000	14,698,047
0.21%, 07/07/2021	4,400,000	4,398,230
0.22%, 07/19/2021	8,000,000	7,996,142
Antalis SA, 0.21%, 05/11/21	355,000	354,990
ASB Finance Ltd., 0.09%, 06/28/21	2,000,000	1,999,708
AT&T Inc., 0.23%, 08/17/21	3,000,000	2,997,947
Banco Santander SA, 0.18%, 08/09/21	19,650,000	19,641,441
BASF SE 0.12%, 06/10/2021	4,800,000	4,799,322
0.14%, 06/21/2021	19,000,000	18,996,240
Bedford Row Funding Corp. 0.18%, 08/16/2021	2,500,000	2,498,852
0.30%, 04/07/2022(a)	5,000,000	5,000,000
Bell Canada, 0.12%, 05/17/21	16,000,000	15,999,086
BNG Bank NV 0.06%, 05/03/2021	12,000,000	11,999,940
0.07%, 05/11/2021	3,600,000	3,599,928
0.11%, 06/16/2021	2,000,000	1,999,721
BNZ International Funding Ltd., 0.15%, 10/18/21	2,000,000	1,998,613
Britannia Funding Co. LLC, 0.21%, 07/28/21	900,000	899,557
Caisse Des Depots Et 0.06%, 05/05/2021	9,000,000	8,999,925
0.08%, 06/03/2021	1,000,000	999,922
Collateralized Commercial Paper Co. 0.21%, 06/16/2021	2,750,000	2,749,601
0.23%, 05/18/2021	5,000,000	4,999,787
0.23%, 05/24/2021	2,500,000	2,499,850
DBS BANK Ltd. 0.14%, 08/02/2021	8,000,000	7,997,013
0.16%, 09/15/2021	5,000,000	4,996,876
Electricite De France 0.21%, 06/23/2021	10,000,000	9,997,166
0.28%, 06/28/2021	2,000,000	1,999,259
Enel Finance America LLC, 0.24%, 07/12/21	7,000,000	6,996,551
Erste Abwicklungsanstalt 0.06%, 05/03/2021	15,000,000	14,999,925
0.06%, 05/07/2021	5,000,000	4,999,942
Federation des Caisses Desjardins du Quebec, 0.11%, 07/06/21	19,400,000	19,395,956
Fidelity National Information Services Inc. 0.15%, 05/04/2021	13,000,000	12,999,783
0.20%, 06/10/2021	5,400,000	5,398,782
FMS Wertmanagement, 0.06%, 05/26/21	7,000,000	6,999,712
Ionic Capital II Trust 0.12%, 05/21/2021	350,000	349,975

Security	Par	Value

Commercial Paper (continued)
0.18%, 07/23/2021	$5,000,000	$4,997,923
KFW International Finance Inc., 0.05%, 05/10/21	15,000,000	14,999,775
Korea Development Bank (The) 0.12%, 10/08/2021	4,000,000	3,997,782
0.15%, 09/09/2021	3,000,000	2,998,394
Landesbank Baden-Wurttemberg, 0.18%, 09/10/21	5,000,000	4,996,693
Lime Funding LLC, 0.21%, 06/10/21	10,000,000	9,998,303
Lloyds Bacnk PLC, 0.06%, 05/04/21	2,500,000	2,499,983
LMA Americas LLC, 0.22%, 06/25/21	15,000,000	14,996,570
Macquarie Bank Ltd. 0.08%, 05/11/2021	7,800,000	7,799,821
0.11%, 06/02/2021	5,000,000	4,999,519
0.11%, 06/03/2021	10,115,000	10,113,978
Mitsubishi UFJ Trust and Banking Corp. 0.12%, 07/01/2021	5,500,000	5,498,854
0.13%, 07/12/2021	9,000,000	8,997,646
Mizuho Bank Ltd. 0.09%, 05/24/2021	4,450,000	4,449,742
0.14%, 08/02/2021	2,000,000	1,999,253
National Bank of Canada 0.11%, 07/01/2021	19,000,000	18,996,368
0.11%, 07/02/2021	1,550,000	1,549,699
0.12%, 07/22/2021	8,000,000	7,997,824
Nationwide Building Society, 0.10%, 05/11/21	5,000,000	4,999,855
Nederlandse Waterschapsbank NV, 0.12%, 07/02/21	2,000,000	1,999,573
NextEra Energy Capital Holdings Inc., 0.19%, 06/02/21	1,000,000	999,830
Nieuw Amsterdam Receivables Corp., 0.17%, 07/27/21	11,800,000	11,796,657
NRW. Bank 0.05%, 05/05/2021	2,500,000	2,499,983
0.12%, 08/03/2021	4,000,000	3,998,712
Ontario Power Generation, 0.12%, 05/19/21	5,500,000	5,499,643
Ridgefield Funding Co. LLC 0.18%, 06/16/2021	4,000,000	3,999,295
0.22%, 09/03/2021	10,000,000	9,993,840
Salisbury Receivables Co. LLC, 0.13%, 06/10/21	5,000,000	4,999,271
Skandinaviska Enskilda Banken AB 0.08%, 05/03/2021	2,500,000	2,499,983
0.09%, 06/08/2021	2,000,000	1,999,807
Standard Chartered Bank, 0.15%, 08/02/21	2,000,000	1,999,211
Sumitomo Mitsui Trust Bank Ltd. 0.07%, 05/19/2021	1,450,000	1,449,946
0.10%, 06/09/2021	5,000,000	4,999,461
0.10%, 06/17/2021	3,000,000	2,999,592
Swedbank AB 0.07%, 05/10/2021	3,200,000	3,199,939
0.08%, 07/08/2021	3,000,000	2,999,546
Unitedhealth Group Inc., 0.14%, 06/10/21	20,000,000	19,996,857
Versailles Commercial Paper LLC 0.18%, 06/03/2021	2,100,000	2,099,752
0.18%, 06/07/2021	5,300,000	5,299,267
Victory Receivables Corp. 0.18%, 05/04/2021	6,000,000	5,999,963
0.19%, 06/01/2021	9,000,000	8,999,016
VW Credit Inc. 0.16%, 05/18/2021	12,600,000	12,598,967
0.17%, 05/20/2021	7,000,000	6,999,351
Westpac Securities Ltd., 0.15%, 08/11/21	2,000,000	1,999,119

		555,852,104

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® GSCI Commodity Dynamic Roll Strategy (Percentages shown are based on Net Assets)

Security	Par/ Shares	Value

U.S. Treasury Obligations — 8.1%
U.S. Treasury Bills 0.00%, 05/18/21(b)	$3,000,000	$2,999,995
0.01%, 06/08/21	8,000,000	7,999,920
0.01%, 06/22/21	38,000,000	37,999,472
0.01%, 07/01/21	7,500,000	7,499,847

		56,499,234

Money Market Funds — 8.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	58,705,095	58,705,095

Total Short-Term Investments — 98.5% (Costs: $686,982,453)		686,999,567

Total Investments in Securities — 98.5% (Cost: $686,982,453)		686,999,567

Other Assets, Less Liabilities — 1.5%		10,685,856

Net Assets — 100.0%		$697,685,423

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,605,095	$48,100,000	(a)	$—	$—	$—	$58,705,095	58,705,095	$4,075	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Aluminum	486	12/19/22	$29,105	$884,734
Brent Crude Oil	1,709	05/28/21	114,093	85,610
Cattle Feeder	103	08/26/21	7,558	(415,966)
Cocoa	91	12/15/21	2,212	(3,622)
Coffee	101	03/21/22	5,596	384,809
Copper	174	12/15/21	42,600	5,019,643
Corn	1,625	09/14/21	48,120	10,334,295
Cotton	208	12/08/21	8,846	118,755
Gasoline RBOB	346	09/30/21	27,245	1,195,758
Gold 100 OZ	191	02/24/22	33,916	981,347
KC HRW Wheat	328	07/14/21	11,537	1,199,792
Lead	82	06/14/21	4,408	341,239
Lean Hogs	444	10/14/21	15,753	1,081,646
Live Cattle	524	06/30/21	24,434	164,504
Low Sulphur Gasoil	636	12/10/21	34,106	3,826,025
Natural Gas	693	03/29/22	17,838	376,009

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® GSCI Commodity Dynamic Roll Strategy

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Nickel	64	12/13/21	$6,797	$(77,685)
NY Harbor ULSD	342	05/28/21	27,613	1,296,559
Silver	33	07/28/21	4,269	75,158
Soybean	448	11/12/21	30,010	4,374,476
Sugar	655	06/30/21	12,457	1,057,880
Wheat	712	07/14/21	26,157	4,559,460
WTI Crude Oil	2,539	11/19/21	154,955	5,839,079
Zinc	104	12/13/21	7,651	290,924

				$42,990,429

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2021, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Commodity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$43,487,702

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$497,273

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2021, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Commodity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$43,448,150

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$47,763,695

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$374,108,460

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® GSCI Commodity Dynamic Roll Strategy

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Certificates of Deposit	$—	$15,943,134	$—	$15,943,134
Commercial Paper	—	555,852,104	—	555,852,104
U.S. Treasury Obligations	—	56,499,234	—	56,499,234
Money Market Funds	58,705,095	—	—	58,705,095

	$58,705,095	$628,294,472	$—	$686,999,567

Derivative financial instruments(a)
Assets
Futures Contracts	$43,487,702	$—	$—	$43,487,702
Liabilities
Futures Contracts	(497,273)	—	—	(497,273)

	$42,990,429	$—	$—	$42,990,429

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to Consolidated Financial Statements

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Assets and Liabilities (unaudited)

April 30, 2021

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodity Curve Carry Strategy ETF	iShares Gold Strategy ETF	iShares GSCI Commodity Dynamic Roll Strategy ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$65,491,852	$31,070,959	$—	$628,294,472
Affiliated(b)	7,740,000	6,750,000	23,288,043	58,705,095
Cash	4,562	440,776	9,346	12,654
Cash pledged:
Futures contracts	2,711,000	—	1,167,000	39,226,640
Receivables:
Variation margin on futures contracts	66,660	—	—	3,652,880
Capital shares sold	—	—	—	6,474,065
Dividends	102	84	219	5,479
Unrealized appreciation on:
OTC swaps	—	6,746,092	—	—

Total assets	76,014,176	45,007,911	24,464,608	736,371,285

LIABILITIES
Cash received:
Collateral — OTC derivatives	—	6,770,000	—	—
Payables:
Investments purchased	2,999,149	1,299,632	—	38,436,214
Variation margin on futures contracts	—	—	6,286	—
Investment advisory fees	15,386	11,155	2,530	249,648
Swap premiums received	—	60,942	—	—

Total liabilities	3,014,535	8,141,729	8,816	38,685,862

NET ASSETS	$72,999,641	$36,866,182	$24,455,792	$697,685,423

NET ASSETS CONSIST OF:
Paid-in capital	$61,137,517	$30,206,498	$26,316,463	$659,046,426
Accumulated earnings (loss)	11,862,124	6,659,684	(1,860,671)	38,638,997

NET ASSETS	$72,999,641	$36,866,182	$24,455,792	$697,685,423

Shares outstanding	1,400,000	1,500,000	450,000	21,700,000

Net asset value	$52.14	$24.58	$54.35	$32.15

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$65,491,067	$31,070,509	$—	$628,277,358
(b) Investments, at cost — Affiliated	$7,740,000	$6,750,000	$22,981,411	$58,705,095

See notes to Consolidated Financial Statements

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	21

Consolidated Statements of Operations (unaudited)

Six Months Ended April 30, 2021

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodity Curve Carry Strategy ETF	iShares Gold Strategy ETF	iShares GSCI Commodity Dynamic Roll Strategy ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,709	$318	$3,026	$4,075
Interest — Unaffiliated	37,176	22,230	—	263,494
Foreign taxes withheld	—	—	—	(96)

Total investment income	38,885	22,548	3,026	267,473

EXPENSES
Investment advisory fees	76,309	65,447	28,436	817,510
Miscellaneous	—	—	—	173

Total expenses	76,309	65,447	28,436	817,683

Less:
Investment advisory fees waived	(3,164)	(1,725)	(14,059)	(1,094)

Total expenses after fees waived	73,145	63,722	14,377	816,589

Net investment loss	(34,260)	(41,174)	(11,351)	(549,116)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	255	152	—	566,208
Investments — Affiliated	—	—	(166,233)	—
Futures contracts	7,874,851	—	(2,615,283)	43,448,150
Foreign currency transactions	—	—	—	14
Swaps	—	(45,770)	—	—

Net realized gain (loss)	7,875,106	(45,618)	(2,781,516)	44,014,372

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(289)	(224)	—	1,829
Investments — Affiliated	—	—	(239,970)	—
Futures contracts	4,246,725	—	1,319,617	47,763,695
Foreign currency translations	—	—	—	2
Swaps	—	7,774,822	—	—

Net change in unrealized appreciation (depreciation)	4,246,436	7,774,598	1,079,647	47,765,526

Net realized and unrealized gain (loss)	12,121,542	7,728,980	(1,701,869)	91,779,898

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,087,282	$7,687,806	$(1,713,220)	$91,230,782

See notes to Consolidated Financial Statements

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Changes in Net Assets

	iShares Bloomberg Roll Select Commodity Strategy ETF		iShares Commodity Curve Carry Strategy ETF
	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Period From 09/01/20 to 10/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(34,260)	$157,227	$(41,174)	$(13,804)
Net realized gain (loss)	7,875,106	(63,206)	(45,618)	(15,238)
Net change in unrealized appreciation (depreciation)	4,246,436	(413,028)	7,774,598	(1,028,056)

Net increase (decrease) in net assets resulting from operations	12,087,282	(319,007)	7,687,806	(1,057,098)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(69,482)	(598,892)	—	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	19,069,376	15,826,208	—	30,235,474

NET ASSETS
Total increase in net assets	31,087,176	14,908,309	7,687,806	29,178,376
Beginning of period	41,912,465	27,004,156	29,178,376	—

End of period	$72,999,641	$41,912,465	$36,866,182	$29,178,376

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to Consolidated Financial Statements

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	23

Consolidated Statements of Changes in Net Assets (continued)

	iShares Gold Strategy ETF		iShares GSCI Commodity Dynamic Roll Strategy ETF
	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20	Six Months Ended 04/30/21 (unaudited)	Year Ended 10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(11,351)	$28,490	$(549,116)	$2,710,649
Net realized gain (loss)	(2,781,516)	2,412,979	44,014,372	(101,668,924)
Net change in unrealized appreciation (depreciation)	1,079,647	(494,137)	47,765,526	1,292,070

Net increase (decrease) in net assets resulting from operations	(1,713,220)	1,947,332	91,230,782	(97,666,205)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,564,719)	(788,999)	(799,124)	(8,490,082)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,769,785	12,193,568	410,695,428	(215,658,235)

NET ASSETS
Total increase (decrease) in net assets	2,491,846	13,351,901	501,127,086	(321,814,522)
Beginning of period	21,963,946	8,612,045	196,558,337	518,372,859

End of period	$24,455,792	$21,963,946	$697,685,423	$196,558,337

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to Consolidated Financial Statements

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	iShares Bloomberg Roll Select Commodity Strategy ETF
	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Period From 04/03/18 to 10/31/18	(a)

Net asset value, beginning of period	$41.91		$45.01	$47.77	$50.00

Net investment income (loss)(b)		(0.03)	0.23	1.05	0.58
Net realized and unrealized gain (loss)(c)	10.33		(2.33)	(3.05)	(2.81)

Net increase (decrease) from investment operations	10.30		(2.10)	(2.00)	(2.23)

Distributions(d)
From net investment income		(0.07)	(1.00)	(0.76)	—

Total distributions		(0.07)	(1.00)	(0.76)	—

Net asset value, end of period	$52.14		$41.91	$45.01	$47.77

Total Return
Based on net asset value	24.60	%(e)	(4.81)%	(4.19)%	(4.46	)%(e)

Ratios to Average Net Assets
Total expenses	0.28	%(f)	0.28%	0.28%	0.28	%(f)

Total expenses after fees waived	0.27	%(f)	0.27%	0.19%	0.10	%(f)

Net investment income (loss)	(0.13	)%(f)	0.55%	2.30%	2.01	%(f)

Supplemental Data
Net assets, end of period (000)	$73,000		$41,912	$27,004	$40,607

Portfolio turnover rate(g)	0	%(e)	0%	0%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to Consolidated Financial Statements

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	25

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Commodity Curve Carry Strategy ETF
	Six Months Ended 04/30/21 (unaudited)		Period From 09/01/20 to 10/31/20	(a)

Net asset value, beginning of period	$19.45		$20.16

Net investment loss(b)		(0.03)	(0.01)
Net realized and unrealized gain (loss)(c)	5.16		(0.70)

Net increase (decrease) from investment operations	5.13		(0.71)

Net asset value, end of period	$24.58		$19.45

Total Return
Based on net asset value	26.38	%(d)	(3.52	)%(d)

Ratios to Average Net Assets
Total expenses	0.40	%(e)	0.40	%(e)

Total expenses after fees waived	0.39	%(e)	0.00	%(e)

Net investment loss	(0.25	)%(e)	(0.28	)%(e)

Supplemental Data
Net assets, end of period (000)	$36,866		$29,178

Portfolio turnover rate(f)	0	%(d)	0	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to Consolidated Financial Statements

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Gold Strategy ETF
	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Period From 06/06/18 to 10/31/18	(a)

Net asset value, beginning of period	$62.75		$57.41	$46.76	$50.00

Net investment income (loss)(b)		(0.03)	0.13	0.82	0.27
Net realized and unrealized gain (loss)(c)		(3.90)	10.47	10.20	(3.51)

Net increase (decrease) from investment operations		(3.93)	10.60	11.02	(3.24)

Distributions(d)
From net investment income		(4.47)	(5.26)	(0.37)	—

Total distributions		(4.47)	(5.26)	(0.37)	—

Net asset value, end of period	$54.35		$62.75	$57.41	$46.76

Total Return
Based on net asset value	(6.53	)%(e)	20.64%	23.74%	(6.48	)%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.25%	0.25	%(f)

Total expenses after fees waived	0.13	%(f)	0.13%	0.18%	0.19	%(f)

Net investment income (loss)	(0.10	)%(f)	0.22%	1.58%	1.45	%(f)

Supplemental Data
Net assets, end of period (000)	$24,456		$21,964	$8,612	$4,676

Portfolio turnover rate(g)	66	%(e)	77%	47%	13	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to Consolidated Financial Statements

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	27

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares GSCI Commodity Dynamic Roll Strategy ETF
	Six Months Ended 04/30/21 (unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16

Net asset value, beginning of period	$24.27		$31.80	$37.18	$35.97		$32.41	$32.97

Net investment income (loss)(a)		(0.05)	0.26	0.76	0.63		0.31	0.16
Net realized and unrealized gain (loss)(b)	8.03		(6.93)	(3.04)	2.62		3.58	(0.57)

Net increase (decrease) from investment operations	7.98		(6.67)	(2.28)	3.25		3.89	(0.41)

Distributions(c)
From net investment income		(0.10)	(0.86)	(3.10)	(2.04)		(0.33)	(0.15)

Total distributions		(0.10)	(0.86)	(3.10)	(2.04)		(0.33)	(0.15)

Net asset value, end of period	$32.15		$24.27	$31.80	$37.18		$35.97	$32.41

Total Return
Based on net asset value	32.96	%(d)	(21.66)%	(5.87)%	9.29	%(e)	12.08%	(1.23)%

Ratios to Average Net Assets
Total expenses	0.48	%(f)	0.48%	0.48%	0.48%		0.48%	0.48%

Total expenses after fees waived	0.48	%(f)	0.48%	0.48%	0.48%		0.48%	0.48%

Net investment income (loss)	(0.32	)%(f)	0.95%	2.32%	1.66%		0.93%	0.51%

Supplemental Data
Net assets, end of period (000)	$697,685		$196,558	$518,373	$728,739		$258,956	$320,820

Portfolio turnover rate(g)	0	%(d)	5%	32%	167%		44%	43%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 9.06%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to Consolidated Financial Statements

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Bloomberg Roll Select Commodity Strategy	Non-diversified
Commodity Curve Carry Strategy	Non-diversified
Gold Strategy	Non-diversified
GSCI Commodity Dynamic Roll Strategy (a)	Diversified

(a)	Formerly the iShares Commodities Select Strategy ETF.

Basis of Consolidation: The accompanying consolidated financial statements for each Fund include the accounts of its wholly-owned subsidiary in the Cayman Islands (each, a “Subsidiary”) that invests in certain “commodity-linked instruments” and cash and cash equivalents in accordance with each Fund’s investment objective. In compliance with Sub-chapter M of the Internal Revenue Code of 1986, as amended, each Fund may invest up to 25% of its total assets in its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. Each Fund’s commodity-linked instruments held in its Subsidiary are intended to provide the Fund with exposure to applicable commodity markets or commodities consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund. Each Subsidiary has the same investment objective as its Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the consolidated statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2021, if any, are disclosed in the consolidated statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The consolidated statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future

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Notes to Consolidated Financial Statements (unaudited) (continued)

obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by each Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

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Notes to Consolidated Financial Statements (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the consolidated statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the consolidated statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the consolidated statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the consolidated statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the statement of assets and liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the statement of assets and liabilities. Payments received or paid are recorded in the statement of operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the statement of operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Total return swaps are entered into by the iShares Commodity Curve Carry Strategy ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and

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Notes to Consolidated Financial Statements (unaudited) (continued)

paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Bloomberg Roll Select Commodity Strategy	0.28%
Commodity Curve Carry Strategy	0.40
Gold Strategy	0.25
GSCI Commodity Dynamic Roll Strategy	0.48

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Bloomberg Roll Select Commodity Strategy ETF, iShares Commodity Curve Carry Strategy ETF and iShares GSCI Commodities Dynamic Roll Strategy ETF through February 28, 2025, March 1, 2024 and February 29, 2024, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

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Notes to Consolidated Financial Statements (unaudited) (continued)

BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Gold Strategy ETF through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other exchange-traded products sponsored by BFA or its affiliates, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.25%.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
Bloomberg Roll Select Commodity Strategy	$3,164
Commodity Curve Carry Strategy	1,725
Gold Strategy	14,059
GSCI Commodity Dynamic Roll Strategy	1,094

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares GSCI Commodity Dynamic Roll Strategy and its Subsidiary.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the consolidated statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Gold Strategy	$3,110,330	$3,572,195

For the six months ended April 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Gold Strategy	$1,390,372	$—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

As of October 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Bloomberg Roll Select Commodity Strategy	$737
Commodity Curve Carry Strategy	66
GSCI Commodity Dynamic Roll Strategy	47,833,818

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Notes to Consolidated Financial Statements (unaudited) (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Bloomberg Roll Select Commodity Strategy	$73,231,067	$4,022,194	$(179)	$4,022,015
Commodity Curve Carry Strategy	37,820,509	6,746,569	(27)	6,746,542
Gold Strategy	22,981,411	932,283	—	932,283
GSCI Commodity Dynamic Roll Strategy	686,982,435	43,510,772	(503,211)	43,007,561

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the consolidated statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of investments.

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Notes to Consolidated Financial Statements (unaudited) (continued)

Certain Funds a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Funds have substantial exposure to certain commodity markets through investments in commodity-linked instruments and through commodity-related equities. Any negative changes in commodity markets that may be due to changes in supply and demand for the commodities, market events, regulatory developments or other factors that the Funds cannot control could have an adverse impact on the Funds’ portfolios.

The iShares Gold Strategy ETF has substantial exposure to gold through its investments in gold investments and the Fund’s portfolio may be adversely affected by changes or trends in the price of gold, which historically has been volatile. Governments, central banks, or other large holders can influence the production and sale of gold, which may adversely affect the performance of the Fund.

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/21		Year Ended 10/31/20
iShares ETF	Shares	Amount	Shares	Amount

Bloomberg Roll Select Commodity Strategy
Shares sold	400,000	$19,069,376	500,000	$19,721,031
Shares redeemed	—	—	(100,000)	(3,894,823)

Net increase	400,000	$19,069,376	400,000	$15,826,208

	Six Months Ended 04/30/21		Period Ended 10/31/20
iShares ETF	Shares	Amount	Shares	Amount

Commodity Curve Carry Strategy
Shares sold	—	$—	1,500,000	$30,235,474

	Six Months Ended 04/30/21		Year Ended 10/31/20
iShares ETF	Shares	Amount	Shares	Amount

Gold Strategy
Shares sold	100,000	$5,769,785	300,000	$17,435,063
Shares redeemed	—	—	(100,000)	(5,241,495)

Net increase	100,000	$5,769,785	200,000	$12,193,568

GSCI Commodity Dynamic Roll Strategy
Shares sold	14,400,000	$432,422,258	7,700,000	$244,234,738
Shares redeemed	(800,000)	(21,726,830)	(15,900,000)	(459,892,973)

Net increase (decrease)	13,600,000	$410,695,428	(8,200,000)	$(215,658,235)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	35

Notes to Consolidated Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the consolidated statement of assets and liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Bloomberg Roll Select Commodity Strategy ETF, iShares Commodity Curve Carry Strategy ETF, iShares Gold Strategy ETF and iShares GSCI Commodity Dynamic Roll Strategy ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	37

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Gold Strategy(a)	$3.921371	$—	$0.549255	$4.470626	88%	—%	12%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	39

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices LLC, or ICE Data Indices, LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1011-0421

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a)  (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: July 02, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: July 02, 2021

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: July 02, 2021